UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-22311
Schwab Strategic Trust
(Exact name of registrant as specified in charter)
211 Main Street, San Francisco, California 94105
(Address of principal executive offices) (Zip code)
Marie Chandoha
Schwab Strategic Trust
211 Main Street, San Francisco, California 94105
(Name and address of agent for service)
Registrant’s telephone number, including area code: (415) 636-7000
Date of fiscal year end: August 31
Date of reporting period: September 1, 2012 — November 30, 2012

Item 1. Schedule of Investments.

Schwab Strategic Trust
Schwab U.S. Broad Market ETF™

Portfolio Holdings as of November 30, 2012 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

			Cost	Value
Holdings by Category			($)	($)

99.7%		Common Stock	1,123,578,511	1,233,727,181
0.0%		Rights	—	2,817
0.1%		Other Investment Company	826,003	826,003

99.8%		Total Investments	1,124,404,514	1,234,556,001
0.4%		Collateral Invested for Securities on Loan	4,811,679	4,811,679
(0	.2)%	Other Assets and Liabilities, Net		(1,457,817)

100.0%		Net Assets		1,237,909,863

	Number	Value
Security	of Shares	($)

Common Stock 99.7% of net assets

Automobiles & Components 0.9%
Allison Transmission Holdings, Inc. (a)	2,425	50,416
American Axle & Manufacturing Holdings, Inc. *	5,374	56,212
BorgWarner, Inc. *	9,412	624,016
Cooper Tire & Rubber Co.	4,932	123,201
Dana Holding Corp.	12,308	174,528
Dorman Products, Inc. *	2,896	99,043
Drew Industries, Inc. *	1,620	52,585
Ford Motor Co.	303,963	3,480,376
General Motors Co. *	60,876	1,575,471
Gentex Corp.	11,460	203,415
Harley-Davidson, Inc.	18,824	883,975
Johnson Controls, Inc.	54,453	1,499,636
Lear Corp.	8,688	379,405
Tenneco, Inc. *	4,844	155,347
Tesla Motors, Inc. *(a)	5,621	190,102
The Goodyear Tire & Rubber Co. *	19,406	244,516
Thor Industries, Inc.	3,620	136,619
TRW Automotive Holdings Corp. *	8,688	439,960
Visteon Corp. *	4,114	206,111

		10,574,934

Banks 3.2%
Associated Banc-Corp.	15,524	199,483
Astoria Financial Corp.	6,545	61,065
BancFirst Corp.	1,463	61,958
BancorpSouth, Inc.	5,792	76,628
Bank of Hawaii Corp.	3,620	157,361
Bank of the Ozarks, Inc.	2,896	92,035
BankUnited, Inc.	3,111	73,109
BB&T Corp.	55,524	1,564,111
BBCN Bancorp, Inc.	5,380	61,224
Beneficial Mutual Bancorp, Inc. *	6,687	62,657
Berkshire Hills Bancorp, Inc.	1,754	40,447
BOK Financial Corp.	2,042	112,392
Boston Private Financial Holdings, Inc.	6,321	58,343
Brookline Bancorp, Inc.	6,546	55,379
CapitalSource, Inc.	21,794	175,442
Capitol Federal Financial, Inc.	12,920	153,619
Cathay General Bancorp	5,880	105,252
Central Pacific Financial Corp. *	3,440	50,809
Chemical Financial Corp.	2,330	50,724
CIT Group, Inc. *	16,652	616,957
Citizens Republic Bancorp, Inc. *	3,140	58,938
City Holding Co.	1,448	48,653
City National Corp.	3,620	176,258
Columbia Banking System, Inc.	5,068	87,474
Comerica, Inc.	15,398	455,627
Commerce Bancshares, Inc.	7,078	253,258
Community Bank System, Inc.	2,896	77,844
Community Trust Bancorp, Inc.	1,077	35,261
Cullen/Frost Bankers, Inc.	4,844	264,531
CVB Financial Corp.	7,454	75,733
East West Bancorp, Inc.	12,308	260,314
EverBank Financial Corp.	4,150	61,337
F.N.B. Corp.	11,058	119,426
Fifth Third Bancorp	73,212	1,071,824
First Citizens BancShares, Inc., Class A	447	73,755
First Commonwealth Financial Corp.	9,587	61,453
First Financial Bancorp	4,400	63,932
First Financial Bankshares, Inc. (a)	2,366	92,061
First Horizon National Corp.	19,824	187,535
First Interstate BancSystem, Inc.	3,240	49,507
First Midwest Bancorp, Inc.	7,240	90,500
First Niagara Financial Group, Inc.	27,956	210,788
First Republic Bank	5,792	195,885
FirstMerit Corp.	8,688	122,327
Flagstar Bancorp, Inc. *	5,242	95,719
Fulton Financial Corp.	17,696	172,182
Glacier Bancorp, Inc.	5,703	82,865
Hancock Holding Co.	6,516	204,733
Home BancShares, Inc.	2,896	96,031
Hudson City Bancorp, Inc.	38,372	309,278
Huntington Bancshares, Inc.	68,056	418,544
IBERIABANK Corp.	2,172	105,885
Independent Bank Corp.	1,720	49,364
International Bancshares Corp.	4,500	81,450
Investors Bancorp, Inc.	4,344	74,369
Kearny Financial Corp.	6,167	56,613
KeyCorp	77,916	629,561
M&T Bank Corp.	9,559	934,201
MB Financial, Inc.	4,385	85,244
National Penn Bancshares, Inc.	9,990	94,605

 Schwab U.S. Broad Market ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Nationstar Mortgage Holdings, Inc. *(a)	2,330	71,345
NBT Bancorp, Inc.	2,628	51,956
New York Community Bancorp, Inc.	35,058	456,105
Northfield Bancorp, Inc.	3,340	51,002
Northwest Bancshares, Inc.	10,860	129,560
Ocwen Financial Corp. *	10,136	363,477
Old National Bancorp	8,052	94,530
Oritani Financial Corp.	5,068	73,993
PacWest Bancorp	3,620	90,174
Park National Corp. (a)	998	62,964
People’s United Financial, Inc.	27,512	335,371
Pinnacle Financial Partners, Inc. *	2,630	50,049
PNC Financial Services Group, Inc.	42,192	2,368,659
Popular, Inc. *	7,974	157,646
PrivateBancorp, Inc.	6,516	106,797
Prosperity Bancshares, Inc.	3,620	148,891
Provident Financial Services, Inc.	5,792	83,926
Radian Group, Inc.	10,478	45,894
Regions Financial Corp.	112,220	748,507
Renasant Corp.	1,954	35,993
S&T Bancorp, Inc.	2,231	37,860
Sandy Spring Bancorp, Inc.	1,854	34,929
SCBT Financial Corp.	1,177	45,609
Signature Bank *	3,620	253,979
State Bank Financial Corp.	2,431	38,264
Sterling Financial Corp.	2,951	60,702
SunTrust Banks, Inc.	43,440	1,179,396
Susquehanna Bancshares, Inc.	14,630	150,396
SVB Financial Group *	3,620	199,896
Synovus Financial Corp.	62,694	148,585
TCF Financial Corp.	14,728	174,969
Texas Capital Bancshares, Inc. *	3,144	141,606
TFS Financial Corp. *	10,136	83,318
TrustCo Bank Corp.	7,370	38,840
Trustmark Corp.	5,792	128,698
U.S. Bancorp	151,316	4,881,454
UMB Financial Corp.	2,896	122,733
Umpqua Holdings Corp.	11,584	135,069
United Bankshares, Inc. (a)	3,661	90,427
Valley National Bancorp	18,981	181,079
ViewPoint Financial Group, Inc.	3,040	62,168
Washington Federal, Inc.	8,688	139,616
Webster Financial Corp.	5,861	122,026
Wells Fargo & Co.	391,684	12,929,489
WesBanco, Inc.	2,054	43,360
Westamerica Bancorp	2,172	92,440
Western Alliance Bancorp *	7,354	74,717
Wintrust Financial Corp.	3,620	133,180
Zions Bancorp	14,633	293,684

		39,059,188

Capital Goods 8.1%
3M Co.	50,550	4,597,523
A.O. Smith Corp.	2,896	182,303
AAON, Inc.	1,754	36,922
AAR Corp.	2,896	44,483
Actuant Corp., Class A	6,516	187,465
Acuity Brands, Inc.	3,620	239,463
Aecom Technology Corp. *	8,941	201,977
Aegion Corp. *	3,116	64,252
AGCO Corp. *	7,640	352,586
Air Lease Corp. *	5,309	118,125
Aircastle Ltd.	6,516	74,087
Albany International Corp., Class A	2,470	53,130
Alliant Techsystems, Inc.	2,572	154,320
Altra Holdings, Inc.	2,054	38,636
American Railcar Industries, Inc. *	1,077	33,096
AMETEK, Inc.	19,548	729,727
Apogee Enterprises, Inc.	2,231	51,135
Applied Industrial Technologies, Inc.	3,620	144,909
Armstrong World Industries, Inc.	1,667	84,200
Astec Industries, Inc.	1,584	45,857
AZZ, Inc.	1,820	69,378
B/E Aerospace, Inc. *	8,688	411,464
Barnes Group, Inc.	3,804	80,226
Beacon Roofing Supply, Inc. *	3,620	111,641
Belden, Inc.	4,344	163,682
Blount International, Inc. *	3,620	51,657
Brady Corp., Class A	3,620	115,623
Briggs & Stratton Corp.	3,861	78,340
Builders FirstSource, Inc. *	7,470	38,844
Carlisle Cos., Inc.	5,068	287,204
Cascade Corp.	1,912	124,223
Caterpillar, Inc.	52,128	4,443,391
Chart Industries, Inc. *	2,193	132,633
CIRCOR International, Inc.	1,448	52,331
CLARCOR, Inc.	4,344	201,475
Colfax Corp. *	5,274	205,633
Comfort Systems USA, Inc.	3,208	34,679
Cooper Industries plc	13,032	970,884
Crane Co.	4,344	184,359
Cubic Corp.	1,174	57,467
Cummins, Inc.	14,115	1,385,528
Curtiss-Wright Corp.	3,620	114,863
Danaher Corp.	46,489	2,509,011
Deere & Co.	31,211	2,623,285
DigitalGlobe, Inc. *	3,685	91,904
Donaldson Co., Inc.	11,584	388,991
Dover Corp.	14,480	920,783
DXP Enterprises, Inc. *	777	37,521
Eaton Corp. plc *	26,788	1,397,262
EMCOR Group, Inc.	5,068	166,484
Emerson Electric Co.	57,837	2,905,153
Encore Wire Corp.	1,919	60,142
EnerSys, Inc. *	3,814	132,880
EnPro Industries, Inc. *	1,600	62,848
ESCO Technologies, Inc.	2,896	106,283
Esterline Technologies Corp. *	2,896	177,061
Exelis, Inc.	14,480	163,624
Fastenal Co.	21,437	896,281
Flowserve Corp.	4,344	601,861
Fluor Corp.	13,393	710,900
Fortune Brands Home & Security, Inc. *	12,808	384,112
Foster Wheeler AG *	8,888	199,625
Franklin Electric Co., Inc.	1,495	89,042
Gardner Denver, Inc.	4,344	303,428
GATX Corp.	4,344	183,013
GenCorp, Inc. *	4,662	42,890
Generac Holdings, Inc.	2,172	70,872
General Cable Corp. *	3,745	107,519
General Dynamics Corp.	26,323	1,750,480

 Schwab U.S. Broad Market ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
General Electric Co.	842,218	17,796,066
GeoEye, Inc. *	1,754	53,602
Graco, Inc.	5,068	250,410
GrafTech International Ltd. *	10,136	98,319
Granite Construction, Inc.	2,813	86,078
Great Lakes Dredge & Dock Corp.	4,762	42,048
Greenbrier Cos., Inc. *	1,954	37,341
Griffon Corp.	3,685	38,250
H&E Equipment Services, Inc.	2,994	46,557
Harsco Corp.	6,516	131,297
HEICO Corp., Class A	4,501	151,234
Hexcel Corp. *	7,696	198,942
Honeywell International, Inc.	62,288	3,820,123
Hubbell, Inc., Class B	4,344	365,982
Huntington Ingalls Industries, Inc.	4,344	177,452
Hyster-Yale Materials Handling, Inc.	1,382	57,325
IDEX Corp.	6,516	292,894
II-VI, Inc. *	5,812	99,443
Illinois Tool Works, Inc.	34,437	2,120,286
Ingersoll-Rand plc	22,820	1,113,160
ITT Corp.	7,240	161,959
Jacobs Engineering Group, Inc. *	10,136	414,968
John Bean Technologies Corp.	2,231	36,343
Joy Global, Inc.	8,688	495,129
Kaman Corp.	2,172	78,713
Kaydon Corp.	3,620	83,369
KBR, Inc.	11,678	324,648
Kennametal, Inc.	6,516	248,390
L-3 Communications Holdings, Inc.	7,964	612,033
Lennox International, Inc.	4,344	228,451
Lincoln Electric Holdings, Inc.	7,240	343,972
Lindsay Corp.	945	74,740
Lockheed Martin Corp.	21,421	1,998,579
Masco Corp.	30,408	515,720
MasTec, Inc. *	4,923	112,441
Moog, Inc., Class A *	4,344	159,685
MRC Global, Inc. *	2,172	60,881
MSC Industrial Direct Co., Inc., Class A	3,620	263,029
Mueller Industries, Inc.	2,981	142,373
Mueller Water Products, Inc., Class A	12,309	68,684
National Presto Industries, Inc. (a)	500	38,380
Navistar International Corp. *	5,068	103,438
Nordson Corp.	4,344	265,809
Nortek, Inc. *	1,177	76,846
Northrop Grumman Corp.	19,601	1,307,387
Orbital Sciences Corp. *	4,344	56,863
Oshkosh Corp. *	7,240	212,494
Owens Corning *	8,963	309,941
PACCAR, Inc.	28,960	1,272,502
Pall Corp.	9,412	559,826
Parker Hannifin Corp.	12,308	1,011,102
Pentair Ltd. - Reg’d	16,808	815,020
Polypore International, Inc. *(a)	3,673	150,777
Powell Industries, Inc. *	877	35,115
Precision Castparts Corp.	11,584	2,124,390
Primoris Services Corp.	5,848	84,679
Proto Labs, Inc. *	1,825	66,576
Quanex Building Products Corp.	2,940	61,505
Quanta Services, Inc. *	16,905	437,163
Raven Industries, Inc.	2,896	75,267
Raytheon Co.	26,392	1,507,775
RBC Bearings, Inc. *	2,172	101,194
Regal-Beloit Corp.	3,620	252,495
Rexnord Corp. *	5,778	123,534
Robbins & Myers, Inc.	3,620	215,028
Rockwell Automation, Inc.	11,584	917,916
Rockwell Collins, Inc.	11,254	643,504
Roper Industries, Inc.	7,964	888,225
Rush Enterprises, Inc., Class A *	2,561	49,043
Sauer-Danfoss, Inc.	1,155	60,672
Seaboard Corp. *	26	61,369
Simpson Manufacturing Co., Inc.	4,344	142,092
Snap-On, Inc.	4,644	368,919
Spirit AeroSystems Holdings, Inc., Class A *	9,175	144,506
SPX Corp.	4,344	295,913
Standex International Corp.	724	35,664
Stanley Black & Decker, Inc.	13,756	989,194
Sun Hydraulics Corp.	1,919	50,163
TAL International Group, Inc.	2,184	74,365
Teledyne Technologies, Inc. *	2,943	185,409
Tennant Co.	2,172	82,840
Terex Corp. *	9,412	227,676
Textainer Group Holdings Ltd.	1,713	51,698
Textron, Inc.	22,444	527,210
The Babcock & Wilcox Co.	9,412	237,088
The Boeing Co.	53,829	3,998,418
The Gorman-Rupp Co.	1,277	35,539
The Manitowoc Co., Inc.	12,308	184,620
The Middleby Corp. *	1,481	188,665
The Shaw Group, Inc. *	5,262	236,422
The Timken Co.	6,516	293,546
The Toro Co.	4,638	208,061
Thermon Group Holdings, Inc. *	1,454	35,957
Titan International, Inc.	2,896	58,876
TransDigm Group, Inc.	3,649	496,337
Trex Co., Inc. *	1,077	43,737
TriMas Corp. *	2,470	63,973
Trinity Industries, Inc.	6,516	207,013
Triumph Group, Inc.	3,922	257,322
United Rentals, Inc. *	7,373	306,201
United Technologies Corp.	66,920	5,360,961
Universal Forest Products, Inc.	1,520	57,243
URS Corp.	6,516	245,523
USG Corp. *(a)	6,992	187,595
Valmont Industries, Inc.	1,795	250,690
W.W. Grainger, Inc.	5,068	983,293
Wabash National Corp. *	5,339	43,193
WABCO Holdings, Inc. *	5,068	314,469
Wabtec Corp.	3,720	314,786
Watsco, Inc.	2,172	155,711
Watts Water Technologies, Inc., Class A	2,266	92,657
WESCO International, Inc. *	3,620	234,033
Woodward, Inc.	4,344	158,860
Xylem, Inc.	14,480	377,783

		99,923,948

Commercial & Professional Services 1.1%
ABM Industries, Inc.	3,452	65,864
Acacia Research Corp. *	3,873	86,097

 Schwab U.S. Broad Market ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Acco Brands Corp. *	8,688	58,557
Avery Dennison Corp.	8,688	290,614
Cintas Corp.	9,412	390,033
Clean Harbors, Inc. *	4,344	248,824
Copart, Inc. *	9,128	275,757
Corrections Corp. of America	8,688	294,523
Covanta Holding Corp.	10,860	205,037
Deluxe Corp.	4,344	125,107
Encore Capital Group, Inc. *	1,720	45,718
Equifax, Inc.	10,136	519,369
Exponent, Inc. *	1,010	53,974
FTI Consulting, Inc. *	4,344	134,273
G&K Services, Inc., Class A	2,172	73,631
Healthcare Services Group, Inc.	5,792	136,228
Herman Miller, Inc.	4,600	97,152
HNI Corp.	4,344	129,364
Huron Consulting Group, Inc. *	1,448	47,697
ICF International, Inc. *	1,654	35,760
IHS, Inc., Class A *	3,953	364,229
Innerworkings, Inc. *	3,008	39,134
Insperity, Inc.	2,181	65,866
Interface, Inc.	4,579	67,266
Iron Mountain, Inc.	13,501	426,632
KAR Auction Services, Inc. *	6,289	111,756
Kelly Services, Inc., Class A	2,631	35,940
Kforce, Inc. *	3,008	38,683
Kimball International, Inc., Class B	2,908	36,292
Knoll, Inc.	3,797	54,525
Korn/Ferry International *	3,690	53,210
Manpower, Inc.	6,516	250,475
McGrath Rentcorp	1,850	51,837
Mine Safety Appliances Co.	2,487	96,197
Mistras Group, Inc. *	1,654	35,875
Mobile Mini, Inc. *	2,896	57,804
Navigant Consulting, Inc. *	4,396	45,762
Nielsen Holdings N.V. *	9,642	273,061
On Assignment, Inc. *	2,940	58,594
Performant Financial Corp. *	3,208	30,989
Pitney Bowes, Inc. (a)	16,652	186,336
Portfolio Recovery Associates, Inc. *	1,448	143,091
Quad/Graphics, Inc. (a)	1,954	31,655
R.R. Donnelley & Sons Co. (a)	16,652	156,529
Republic Services, Inc.	24,616	700,818
Robert Half International, Inc.	12,308	347,824
Rollins, Inc.	5,948	135,436
Steelcase, Inc., Class A	6,238	72,610
Stericycle, Inc. *	7,240	676,723
Team, Inc. *	2,172	78,018
Tetra Tech, Inc. *	4,944	127,357
The ADT Corp. *	18,429	845,891
The Advisory Board Co. *	2,896	131,044
The Brink’s Co.	4,344	119,286
The Corporate Executive Board Co.	2,562	109,654
The Dun & Bradstreet Corp.	3,490	276,338
The Geo Group, Inc.	5,792	163,334
Towers Watson & Co., Class A	4,520	239,018
TrueBlue, Inc. *	4,344	61,902
Tyco International Ltd.	36,924	1,047,534
UniFirst Corp.	1,448	102,185
United Stationers, Inc.	4,344	133,317
Verisk Analytics, Inc., Class A *	11,584	577,347
Viad Corp.	1,654	37,182
WageWorks, Inc. *	2,054	37,937
Waste Connections, Inc.	9,842	323,999
Waste Management, Inc.	34,752	1,131,873

		13,501,944

Consumer Durables & Apparel 1.5%
American Greetings Corp., Class A (a)	3,140	54,134
Arctic Cat, Inc. *	1,448	54,488
Blyth, Inc. (a)	1,110	17,893
Brunswick Corp.	7,240	186,575
Carter’s, Inc. *	3,948	209,402
Coach, Inc.	23,168	1,340,037
Columbia Sportswear Co. (a)	1,448	83,839
Crocs, Inc. *	8,015	107,000
D.R. Horton, Inc.	23,168	450,849
Deckers Outdoor Corp. *(a)	3,620	138,610
Ethan Allen Interiors, Inc.	2,020	58,600
Fifth & Pacific Cos., Inc. *	8,929	107,594
Fossil, Inc. *	4,344	375,495
G-III Apparel Group Ltd. *	1,177	44,785
Garmin Ltd. (a)	9,412	366,033
Hanesbrands, Inc. *	7,964	287,500
Harman International Industries, Inc.	5,792	229,132
Hasbro, Inc.	9,412	361,985
Helen of Troy Ltd. *	3,620	111,713
Iconix Brand Group, Inc. *	5,806	117,049
iRobot Corp. *	2,059	38,792
Jarden Corp.	6,248	330,582
KB Home (a)	6,086	87,395
La-Z-Boy, Inc. *	5,792	86,417
Leapfrog Enterprises, Inc. *	4,204	38,298
Leggett & Platt, Inc.	11,201	311,948
Lennar Corp., Class A	12,908	491,020
M.D.C Holdings, Inc.	3,620	127,569
Maidenform Brands, Inc. *	1,854	34,058
Mattel, Inc.	27,164	1,018,922
Meritage Homes Corp. *	2,481	86,885
Michael Kors Holdings Ltd. *	8,973	476,915
Mohawk Industries, Inc. *	4,544	390,739
Movado Group, Inc.	1,720	59,667
NACCO Industries, Inc., Class A	724	38,604
Newell Rubbermaid, Inc.	23,168	505,294
NIKE, Inc., Class B	29,684	2,893,596
NVR, Inc. *	348	313,144
Oxford Industries, Inc.	1,450	79,228
Polaris Industries, Inc.	5,182	439,485
PulteGroup, Inc. *	27,512	462,477
PVH Corp.	5,568	638,037
Ralph Lauren Corp.	5,068	796,132
Skechers U.S.A., Inc., Class A *	3,140	61,104
Smith & Wesson Holding Corp. *	3,620	38,372
Standard Pacific Corp. *	13,069	87,562
Steven Madden Ltd. *	3,620	161,126
Sturm Ruger & Co., Inc. (a)	1,501	87,944
Tempur-Pedic International, Inc. *	5,068	135,062
The Jones Group, Inc.	5,792	68,114
The Ryland Group, Inc.	3,366	112,593
The Warnaco Group, Inc. *	3,620	260,242
Toll Brothers, Inc. *	12,308	391,887
Tumi Holdings, Inc. *	2,530	56,849

 Schwab U.S. Broad Market ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Tupperware Brands Corp.	5,068	328,660
Under Armour, Inc., Class A *	6,020	312,017
VF Corp.	6,963	1,117,631
Whirlpool Corp.	6,192	630,593
Wolverine World Wide, Inc.	4,344	188,008

		18,485,681

Consumer Services 2.1%
AFC Enterprises, Inc. *	2,172	57,428
American Public Education, Inc. *	1,450	49,851
Ameristar Casinos, Inc.	2,530	50,347
Apollo Group, Inc., Class A *	8,005	153,616
Ascent Capital Group, Inc., Class A *	1,110	67,943
Bally Technologies, Inc. *	3,290	148,511
BJ’s Restaurants, Inc. *	2,172	74,478
Bob Evans Farms, Inc.	2,307	86,951
Boyd Gaming Corp. *	72	396
Brinker International, Inc.	6,287	188,296
Buffalo Wild Wings, Inc. *	1,462	105,907
Burger King Worldwide, Inc.	7,240	124,094
Carnival Corp.	35,565	1,374,943
Chipotle Mexican Grill, Inc. *	2,508	661,560
Choice Hotels International, Inc.	2,200	71,500
Churchill Downs, Inc.	1,061	67,066
Coinstar, Inc. *(a)	2,245	105,605
Cracker Barrel Old Country Store, Inc.	2,172	133,469
Darden Restaurants, Inc.	10,860	574,277
Denny’s Corp. *	7,470	35,482
DeVry, Inc.	5,068	132,123
DineEquity, Inc. *	1,168	73,642
Domino’s Pizza, Inc.	4,494	186,950
Dunkin’ Brands Group, Inc.	5,835	185,670
Grand Canyon Education, Inc. *	2,630	62,278
H&R Block, Inc.	23,338	420,784
Hillenbrand, Inc.	5,792	122,559
Hyatt Hotels Corp., Class A *	4,450	162,425
International Game Technology	21,231	294,474
International Speedway Corp., Class A	2,314	62,085
Interval Leisure Group, Inc.	3,813	71,799
ITT Educational Services, Inc. *(a)	1,165	21,121
Jack in the Box, Inc. *	3,452	95,103
K12, Inc. *(a)	2,896	50,188
Krispy Kreme Doughnuts, Inc. *	5,239	47,675
Las Vegas Sands Corp.	28,141	1,312,778
Life Time Fitness, Inc. *	3,141	147,815
Marriott International, Inc., Class A	19,978	725,002
Marriott Vacations Worldwide Corp. *	2,374	94,509
Matthews International Corp., Class A	2,896	87,604
McDonald’s Corp.	80,411	6,998,973
MGM Resorts International *	29,418	298,593
Orient-Express Hotels Ltd., Class A *	7,240	89,269
Panera Bread Co., Class A *	2,286	366,903
Papa John’s International, Inc. *	1,576	83,418
Penn National Gaming, Inc. *	5,268	267,720
Pinnacle Entertainment, Inc. *	4,943	63,863
Regis Corp.	4,600	75,762
Royal Caribbean Cruises Ltd.	11,460	403,965
Ryman Hospitality Properties	3,873	128,661
Service Corp. International	17,087	238,022
SHFL Entertainment, Inc. *	4,148	57,076
Six Flags Entertainment Corp.	4,347	267,253
Sonic Corp. *	5,068	51,339
Sotheby’s	5,164	149,033
Starbucks Corp.	60,818	3,154,630
Starwood Hotels & Resorts Worldwide, Inc.	15,604	841,992
Steiner Leisure Ltd. *	1,093	50,278
Stewart Enterprises, Inc., Class A	6,516	49,782
Strayer Education, Inc. (a)	1,448	75,774
Texas Roadhouse, Inc.	5,068	84,179
The Cheesecake Factory, Inc.	4,062	138,880
The Wendy’s Co.	29,684	138,327
Vail Resorts, Inc.	2,896	163,103
Weight Watchers International, Inc. (a)	2,048	106,414
WMS Industries, Inc. *	3,620	61,178
Wyndham Worldwide Corp.	11,254	552,459
Wynn Resorts Ltd.	6,516	732,398
Yum! Brands, Inc.	36,247	2,431,449

		26,608,997

Diversified Financials 5.3%
Affiliated Managers Group, Inc. *	4,344	559,811
American Express Co.	78,916	4,411,404
Ameriprise Financial, Inc.	16,746	1,015,980
Bank of America Corp.	860,112	8,480,704
BlackRock, Inc.	10,145	1,998,971
Capital One Financial Corp.	46,336	2,668,954
Cash America International, Inc.	2,315	86,211
CBOE Holdings, Inc.	8,006	240,020
Citigroup, Inc.	234,576	8,109,292
CME Group, Inc.	24,286	1,342,287
Cohen & Steers, Inc. (a)	2,172	62,076
Credit Acceptance Corp. *	724	66,796
DFC Global Corp. *	2,896	50,535
Discover Financial Services	40,932	1,703,181
E*TRADE Financial Corp. *	19,548	164,594
Eaton Vance Corp.	9,412	300,055
Evercore Partners, Inc., Class A	1,448	39,777
EZCORP, Inc., Class A *	4,344	83,492
Federated Investors, Inc., Class B (a)	8,688	172,457
Financial Engines, Inc. *	3,620	94,916
First Cash Financial Services, Inc. *	2,187	105,654
Franklin Resources, Inc.	11,014	1,454,068
GAMCO Investors, Inc., Class A	1,196	58,604
Greenhill & Co., Inc.	2,042	97,036
HFF, Inc., Class A *	3,620	53,685
Interactive Brokers Group, Inc., Class A	3,487	53,316
IntercontinentalExchange, Inc. *	5,792	765,413
Invesco Ltd.	36,924	922,731
Janus Capital Group, Inc.	14,480	118,736
Jefferies Group, Inc.	11,739	199,093
JPMorgan Chase & Co.	303,356	12,461,865
KBW, Inc.	2,631	45,385

 Schwab U.S. Broad Market ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Legg Mason, Inc.	10,287	262,627
Leucadia National Corp.	15,928	352,805
LPL Financial Holdings, Inc.	2,813	78,792
MarketAxess Holdings, Inc.	2,541	78,415
Moody’s Corp.	15,398	748,035
Morgan Stanley	109,921	1,854,367
MSCI, Inc. *	10,136	293,944
Nelnet, Inc., Class A	2,248	64,270
Northern Trust Corp.	17,376	834,396
NYSE Euronext	20,996	490,257
PHH Corp. *	4,532	99,296
PICO Holdings, Inc. *	1,754	31,747
Raymond James Financial, Inc.	8,874	334,994
SEI Investments Co.	10,724	236,035
SLM Corp.	37,406	619,069
State Street Corp.	38,089	1,692,675
Stifel Financial Corp. *	4,344	132,144
T. Rowe Price Group, Inc.	20,272	1,310,990
TD Ameritrade Holding Corp.	18,824	304,949
The Bank of New York Mellon Corp.	95,620	2,289,143
The Charles Schwab Corp. (b)	87,144	1,141,586
The Goldman Sachs Group, Inc.	36,200	4,263,998
The NASDAQ OMX Group, Inc.	9,500	230,185
Virtus Investment Partners, Inc. *	400	45,944
Waddell & Reed Financial, Inc., Class A	6,816	221,452
Walter Investment Management Corp. *	2,230	94,284
WisdomTree Investments, Inc. *	8,688	53,084
World Acceptance Corp. *(a)	1,448	105,718

		66,252,300

Energy 10.2%
Alpha Natural Resources, Inc. *	15,928	119,141
Anadarko Petroleum Corp.	39,820	2,914,426
Apache Corp.	31,132	2,399,966
Approach Resources, Inc. *	2,222	52,195
Arch Coal, Inc.	16,652	111,901
Atwood Oceanics, Inc. *	4,344	199,824
Baker Hughes, Inc.	34,752	1,499,549
Berry Petroleum Co., Class A	4,344	135,142
Bill Barrett Corp. *	5,068	88,082
Bonanza Creek Energy, Inc. *	1,754	41,570
Bristow Group, Inc.	2,766	144,109
C&J Energy Services, Inc. *(a)	1,711	34,169
Cabot Oil & Gas Corp.	17,376	818,410
Cameron International Corp. *	20,272	1,093,674
CARBO Ceramics, Inc. (a)	1,595	122,129
Carrizo Oil & Gas, Inc. *	2,896	60,092
Cheniere Energy, Inc. *	16,958	284,894
Chesapeake Energy Corp.	41,426	705,485
Chevron Corp.	156,784	16,570,501
Cimarex Energy Co.	7,240	435,269
Clean Energy Fuels Corp. *(a)	5,068	67,202
Cloud Peak Energy, Inc. *	5,068	96,140
Cobalt International Energy, Inc. *	14,822	345,649
Comstock Resources, Inc. *	3,620	59,368
Concho Resources, Inc. *	8,311	667,041
ConocoPhillips	97,016	5,524,091
CONSOL Energy, Inc.	17,999	564,269
Contango Oil & Gas Co. *	724	29,677
Continental Resources, Inc. *	4,544	312,173
Crosstex Energy, Inc.	4,222	54,253
CVR Energy, Inc. *	1,448	66,231
Denbury Resources, Inc. *	31,181	481,123
Devon Energy Corp.	30,408	1,571,181
Diamond Offshore Drilling, Inc.	5,468	377,292
Dresser-Rand Group, Inc. *	5,941	313,744
Dril-Quip, Inc. *	2,943	207,099
Energen Corp.	5,792	257,918
Ensco plc, Class A	18,225	1,061,242
EOG Resources, Inc.	21,720	2,554,706
EPL Oil & Gas, Inc. *	3,650	76,613
EQT Corp.	12,308	739,218
EXCO Resources, Inc. (a)	12,308	95,510
Exterran Holdings, Inc. *	5,096	106,353
Exxon Mobil Corp.	368,698	32,497,042
FMC Technologies, Inc. *	19,012	776,830
Forest Oil Corp. *	8,688	55,343
Forum Energy Technologies, Inc. *	1,448	36,547
Geospace Technologies Corp. *	1,620	123,395
Gulfmark Offshore, Inc., Class A *	2,172	68,070
Gulfport Energy Corp. *	3,640	138,466
Halcon Resources Corp. *	7,770	48,019
Halliburton Co.	73,848	2,462,831
Helix Energy Solutions Group, Inc. *	7,964	139,450
Helmerich & Payne, Inc.	8,364	436,601
Hercules Offshore, Inc. *	12,874	66,430
Hess Corp.	23,892	1,185,282
HollyFrontier Corp.	16,427	744,636
Hornbeck Offshore Services, Inc. *	2,896	104,169
ION Geophysical Corp. *	13,756	81,986
Key Energy Services, Inc. *	13,756	92,028
Kinder Morgan, Inc.	50,206	1,697,465
Kodiak Oil & Gas Corp. *	19,584	168,031
Laredo Petroleum Holdings, Inc. *	2,438	46,371
Lufkin Industries, Inc.	2,896	158,585
Magnum Hunter Resources Corp. *	10,192	41,074
Marathon Oil Corp.	57,196	1,764,497
Marathon Petroleum Corp.	27,512	1,638,064
McDermott International, Inc. *	18,824	198,217
McMoRan Exploration Co. *(a)	7,998	68,223
Murphy Oil Corp.	15,204	862,675
Nabors Industries Ltd. *	23,892	351,212
National-Oilwell Varco, Inc.	34,028	2,324,112
Newfield Exploration Co. *	10,860	264,332
Newpark Resources, Inc. *	7,270	56,706
Noble Corp.	20,515	707,562
Noble Energy, Inc.	14,480	1,415,420
Northern Oil and Gas, Inc. *	5,068	79,568
Oasis Petroleum, Inc. *	5,792	175,034
Occidental Petroleum Corp.	65,160	4,900,684
Oceaneering International, Inc.	8,688	457,684
Oil States International, Inc. *	4,344	307,208
Parker Drilling Co. *	9,269	38,837
Patterson-UTI Energy, Inc.	13,032	231,448
PDC Energy, Inc. *	2,896	103,908
Peabody Energy Corp.	22,444	563,569
Phillips 66	50,680	2,654,112
Pioneer Energy Services Corp. *	4,973	35,955
Pioneer Natural Resources Co.	9,759	1,044,213
Plains Exploration & Production Co. *	10,264	366,425

 Schwab U.S. Broad Market ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
QEP Resources, Inc.	13,920	391,430
Range Resources Corp.	13,032	834,309
Rentech, Inc. *	29,400	82,908
Resolute Energy Corp. *	6,590	56,279
Rex Energy Corp. *	5,880	77,322
Rosetta Resources, Inc. *	4,114	184,883
Rowan Cos. plc, Class A *	10,136	321,615
RPC, Inc. (a)	3,936	45,500
SandRidge Energy, Inc. *(a)	28,257	165,303
Schlumberger Ltd.	105,704	7,570,520
SEACOR Holdings, Inc. *	1,448	131,189
SemGroup Corp., Class A *	3,620	136,402
SM Energy Co.	5,068	251,829
Solazyme, Inc. *(a)	4,360	32,526
Southwestern Energy Co. *	27,512	954,941
Spectra Energy Corp.	51,404	1,436,742
Stone Energy Corp. *	3,970	82,298
Superior Energy Services, Inc. *	12,608	256,068
Swift Energy Co. *	2,896	44,830
Targa Resources Corp.	2,896	145,061
Teekay Corp.	3,142	101,235
Tesoro Corp.	11,584	489,771
The Williams Cos., Inc.	50,680	1,664,331
Tidewater, Inc.	4,344	194,872
Transocean Ltd.	28,960	1,337,952
Ultra Petroleum Corp. *(a)	12,308	246,775
Unit Corp. *	3,620	162,610
VAALCO Energy, Inc. *	6,590	55,817
Valero Energy Corp.	44,888	1,448,087
W&T Offshore, Inc.	2,896	47,987
Weatherford International Ltd. *	60,092	625,558
Western Refining, Inc.	5,068	147,225
Whiting Petroleum Corp. *	9,282	389,287
World Fuel Services Corp.	5,792	225,598
WPX Energy, Inc. *	15,383	242,898

		125,818,895

Food & Staples Retailing 2.1%
Casey’s General Stores, Inc.	3,620	178,828
Costco Wholesale Corp.	34,752	3,613,860
CVS Caremark Corp.	101,507	4,721,091
Harris Teeter Supermarkets, Inc.	3,831	145,540
PriceSmart, Inc.	1,448	112,249
Rite Aid Corp. *	48,776	49,264
Safeway, Inc. (a)	19,043	325,826
Spartan Stores, Inc.	2,940	44,218
SUPERVALU, Inc. (a)	16,771	39,915
Susser Holdings Corp. *	1,277	46,623
Sysco Corp.	47,060	1,489,449
The Andersons, Inc.	2,172	91,615
The Fresh Market, Inc. *	3,196	165,649
The Kroger Co.	43,215	1,133,962
United Natural Foods, Inc. *	3,620	187,407
Wal-Mart Stores, Inc.	134,340	9,675,167
Walgreen Co.	68,196	2,312,526
Weis Markets, Inc.	1,448	56,631
Whole Foods Market, Inc.	13,632	1,272,683

		25,662,503

Food, Beverage & Tobacco 5.5%
Altria Group, Inc.	162,905	5,507,818
Annie’s, Inc. *(a)	777	27,871
Archer-Daniels-Midland Co.	52,289	1,396,116
B&G Foods, Inc.	4,344	126,758
Beam, Inc.	12,408	696,213
Brown-Forman Corp., Class B	11,978	840,616
Bunge Ltd.	11,584	847,485
Cal-Maine Foods, Inc.	1,077	49,510
Campbell Soup Co.	14,344	527,142
Coca-Cola Enterprises, Inc.	21,970	685,025
ConAgra Foods, Inc.	32,724	977,139
Constellation Brands, Inc., Class A *	11,766	422,164
Darling International, Inc. *	9,412	158,780
Dean Foods Co. *	14,786	253,432
Dole Food Co., Inc. *	2,908	33,384
Dr. Pepper Snapple Group, Inc.	16,825	754,601
Flowers Foods, Inc.	9,176	216,003
Fresh Del Monte Produce, Inc.	3,620	93,939
General Mills, Inc.	51,563	2,113,567
Green Mountain Coffee Roasters, Inc. *(a)	10,289	377,298
H.J. Heinz Co.	26,064	1,523,702
Hillshire Brands Co.	9,430	262,626
Hormel Foods Corp.	11,584	359,220
Ingredion, Inc.	6,516	423,214
J&J Snack Foods Corp.	1,500	94,350
Kellogg Co.	19,548	1,084,132
Kraft Foods Group, Inc. *	47,227	2,135,605
Lancaster Colony Corp.	1,460	110,580
Lorillard, Inc.	10,383	1,258,004
McCormick & Co., Inc. Non Voting Shares	10,536	680,204
Mead Johnson Nutrition Co.	16,652	1,135,500
Molson Coors Brewing Co., Class B	12,308	510,290
Mondelez International, Inc., Class A	141,580	3,665,506
Monster Beverage Corp. *	12,308	640,631
PepsiCo, Inc.	124,528	8,743,111
Philip Morris International, Inc.	134,664	12,103,600
Pilgrim’s Pride Corp. *	6,893	49,216
Post Holdings, Inc. *	2,172	74,804
Ralcorp Holdings, Inc. *	4,344	387,224
Reynolds American, Inc.	26,292	1,149,486
Sanderson Farms, Inc.	2,172	104,191
Smart Balance, Inc. *	3,620	44,997
Smithfield Foods, Inc. *	12,308	275,330
Snyders-Lance, Inc.	4,344	104,604
The Boston Beer Co., Inc., Class A *(a)	724	81,790
The Coca-Cola Co.	309,148	11,722,892
The Hain Celestial Group, Inc. *	3,620	218,177
The Hershey Co.	12,308	901,807
The J.M. Smucker Co.	8,735	772,698
Tootsie Roll Industries, Inc. (a)	2,226	60,503
TreeHouse Foods, Inc. *	2,896	151,866
Tyson Foods, Inc., Class A	22,444	430,252
Universal Corp.	2,172	108,383
Vector Group Ltd. (a)	4,214	68,014
WhiteWave Foods Co., Class A *(a)	5,542	84,072

		67,625,442

 Schwab U.S. Broad Market ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Health Care Equipment & Services 4.0%
Abaxis, Inc. *	2,059	77,707
ABIOMED, Inc. *(a)	2,637	35,204
Acadia Healthcare Co., Inc. *	1,654	37,959
Accretive Health, Inc. *(a)	5,792	69,099
Aetna, Inc.	26,504	1,144,708
Air Methods Corp. *	838	91,484
Alere, Inc. *	6,516	120,546
Align Technology, Inc. *	5,663	155,110
Allscripts Healthcare Solutions, Inc. *	15,204	169,068
AMERIGROUP Corp. *	4,344	398,866
AmerisourceBergen Corp.	20,090	848,200
AmSurg Corp. *	2,430	68,089
Analogic Corp.	928	68,366
ArthroCare Corp. *	2,266	75,888
athenahealth, Inc. *	2,896	184,446
Baxter International, Inc.	44,164	2,926,748
Becton, Dickinson & Co.	15,804	1,211,693
Bio-Reference Labs, Inc. *	2,020	53,187
BioScrip, Inc. *	4,462	45,959
Boston Scientific Corp. *	113,061	626,358
Brookdale Senior Living, Inc. *	7,240	185,054
C.R. Bard, Inc.	6,153	609,209
Cantel Medical Corp.	1,720	47,197
Cardinal Health, Inc.	27,082	1,095,467
CareFusion Corp. *	18,100	505,352
Centene Corp. *	4,344	190,745
Cerner Corp. *	11,584	894,516
Chemed Corp.	1,495	101,780
CIGNA Corp.	23,296	1,217,682
Community Health Systems, Inc. *	7,964	234,619
Computer Programs & Systems, Inc.	921	46,114
Conceptus, Inc. *	2,431	50,589
CONMED Corp.	2,209	61,035
Coventry Health Care, Inc.	10,577	462,003
Covidien plc	38,372	2,229,797
Cyberonics, Inc. *	1,842	95,231
DaVita HealthCare Partners, Inc. *	6,810	735,480
DENTSPLY International, Inc.	11,584	459,885
Dexcom, Inc. *	6,516	85,229
Edwards Lifesciences Corp. *	9,412	816,679
Emeritus Corp. *	2,360	53,383
Endologix, Inc. *	4,465	65,457
Express Scripts Holding Co. *	64,636	3,480,649
Greatbatch, Inc. *	1,854	41,863
Haemonetics Corp. *	2,172	175,997
Hanger, Inc. *	2,705	70,628
HCA Holdings, Inc.	13,756	436,753
Health Management Associates, Inc., Class A *	20,996	166,918
Health Net, Inc. *	7,964	187,552
HEALTHSOUTH Corp. *	7,240	159,208
HealthStream, Inc. *	1,554	36,861
Henry Schein, Inc. *	7,240	584,775
Hill-Rom Holdings, Inc.	5,068	141,701
HMS Holdings Corp. *	6,690	155,007
Hologic, Inc. *	20,272	386,790
Humana, Inc.	13,032	852,423
ICU Medical, Inc. *	910	53,590
IDEXX Laboratories, Inc. *	4,358	407,342
Insulet Corp. *	3,620	79,459
Integra LifeSciences Holdings Corp. *	2,186	84,729
Intuitive Surgical, Inc. *	3,185	1,684,865
IPC The Hospitalist Co. *	1,210	45,678
Kindred Healthcare, Inc. *	7,240	78,554
Laboratory Corp. of America Holdings *	7,964	673,675
Landauer, Inc.	777	46,294
LifePoint Hospitals, Inc. *	4,344	156,297
Magellan Health Services, Inc. *	2,896	150,244
MAKO Surgical Corp. *(a)	3,620	49,956
Masimo Corp.	4,344	90,008
McKesson Corp.	18,824	1,778,303
MedAssets, Inc. *	4,370	70,357
Medidata Solutions, Inc. *	2,059	82,360
MEDNAX, Inc. *	3,920	309,680
Medtronic, Inc.	81,229	3,420,553
Meridian Bioscience, Inc.	5,068	101,512
Merit Medical Systems, Inc. *	3,620	50,246
Molina Healthcare, Inc. *	2,361	65,730
MWI Veterinary Supply, Inc. *	971	108,402
National Healthcare Corp.	777	34,755
Neogen Corp. *	2,172	98,935
NuVasive, Inc. *	3,807	55,278
NxStage Medical, Inc. *	4,344	52,215
Omnicare, Inc.	9,412	341,091
Omnicell, Inc. *	2,531	38,648
OraSure Technologies, Inc. *	2,896	22,299
Orthofix International N.V. *	1,486	55,354
Owens & Minor, Inc.	5,068	138,762
Patterson Cos., Inc.	6,710	228,811
PSS World Medical, Inc. *	5,068	144,134
Quality Systems, Inc.	4,344	79,104
Quest Diagnostics, Inc.	12,608	728,490
Quidel Corp. *	2,231	39,109
ResMed, Inc.	11,584	475,987
Select Medical Holdings Corp. *	6,750	74,520
Sirona Dental Systems, Inc. *	4,419	276,674
St. Jude Medical, Inc.	25,199	863,822
STERIS Corp.	4,344	148,434
Stryker Corp.	22,938	1,242,322
Sunrise Senior Living, Inc. *	5,808	83,868
Team Health Holdings, Inc. *	3,620	101,324
Teleflex, Inc.	3,620	250,504
Tenet Healthcare Corp. *	9,753	282,447
The Cooper Cos., Inc.	3,620	343,683
The Ensign Group, Inc.	1,277	32,934
Thoratec Corp. *	4,344	161,597
Triple-S Management Corp., Class B *	2,485	43,363
UnitedHealth Group, Inc.	82,206	4,471,184
Universal American Corp.	6,516	54,018
Universal Health Services, Inc., Class B	7,240	326,307
Vanguard Health Systems, Inc. *	5,562	58,790
Varian Medical Systems, Inc. *	8,893	615,040
VCA Antech, Inc. *	6,516	135,402
Vocera Communications, Inc. *	1,177	28,942
Volcano Corp. *	4,344	118,417
WellCare Health Plans, Inc. *	3,620	174,737
WellPoint, Inc.	25,834	1,444,121

 Schwab U.S. Broad Market ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
West Pharmaceutical Services, Inc.	2,896	156,471
Wright Medical Group, Inc. *	4,344	91,745
Zimmer Holdings, Inc.	13,903	917,181

		50,146,966

Household & Personal Products 2.1%
Avon Products, Inc.	34,028	474,691
Central Garden & Pet Co., Class A *	3,208	37,630
Church & Dwight Co., Inc.	11,584	627,274
Colgate-Palmolive Co.	35,576	3,859,996
Elizabeth Arden, Inc. *	1,942	90,128
Energizer Holdings, Inc.	5,182	413,316
Harbinger Group, Inc. *	4,662	39,860
Herbalife Ltd.	9,412	432,670
Kimberly-Clark Corp.	31,755	2,722,038
Nu Skin Enterprises, Inc., Class A	5,068	230,087
Prestige Brands Holdings, Inc. *	3,913	84,521
Revlon, Inc., Class A *	2,531	37,762
Schiff Nutrition International, Inc. *	1,912	80,285
Spectrum Brands Holdings, Inc.	1,890	90,399
The Clorox Co.	10,283	785,107
The Estee Lauder Cos., Inc., Class A	19,124	1,113,973
The Procter & Gamble Co.	220,072	15,367,628
WD-40 Co.	1,152	54,420

		26,541,785

Insurance 4.0%
ACE Ltd.	26,988	2,138,259
Aflac, Inc.	37,648	1,994,968
Alleghany Corp. *	1,448	508,248
Allied World Assurance Co. Holdings AG	2,896	235,068
American Equity Investment Life Holding Co.	4,943	56,993
American Financial Group, Inc.	7,240	287,066
American International Group, Inc. *	93,396	3,094,210
American National Insurance Co.	1,806	124,596
AMERISAFE, Inc. *	1,454	37,630
AmTrust Financial Services, Inc.	2,361	68,044
Aon plc	26,085	1,481,628
Arch Capital Group Ltd. *	10,860	489,786
Argo Group International Holdings Ltd.	2,896	96,118
Arthur J. Gallagher & Co.	10,136	370,167
Aspen Insurance Holdings Ltd.	5,792	181,290
Assurant, Inc.	6,394	218,739
Assured Guaranty Ltd.	15,437	215,346
Axis Capital Holdings Ltd.	9,453	340,024
Berkshire Hathaway, Inc., Class B *	146,248	12,881,524
Brown & Brown, Inc.	9,412	252,618
Cincinnati Financial Corp.	12,308	498,720
Citizens, Inc. *	3,508	35,291
CNA Financial Corp.	2,912	82,206
CNO Financial Group, Inc.	18,508	168,423
Employers Holdings, Inc.	2,896	55,285
Endurance Specialty Holdings Ltd.	4,344	174,629
Enstar Group Ltd. *	724	74,145
Erie Indemnity Co., Class A	2,186	155,818
Everest Re Group Ltd.	4,344	471,194
FBL Financial Group, Inc., Class A	1,720	57,173
Fidelity National Financial, Inc., Class A	16,793	406,559
First American Financial Corp.	8,688	206,774
Genworth Financial, Inc., Class A *	38,372	228,313
Greenlight Capital Re Ltd., Class A *	2,172	50,238
Hartford Financial Services Group, Inc.	34,841	737,932
HCC Insurance Holdings, Inc.	8,688	320,414
Hilltop Holdings, Inc. *	3,108	44,413
Horace Mann Educators Corp.	3,501	66,939
Infinity Property & Casualty Corp.	724	39,617
Kemper Corp.	4,344	128,626
Lincoln National Corp.	22,161	547,377
Loews Corp.	24,851	1,015,909
Maiden Holdings Ltd.	3,985	35,785
Markel Corp. *	724	346,796
Marsh & McLennan Cos., Inc.	43,347	1,526,681
MBIA, Inc. *	12,096	108,138
Mercury General Corp.	2,896	120,532
MetLife, Inc.	84,708	2,811,459
Montpelier Re Holdings Ltd.	4,485	98,177
National Financial Partners Corp. *	3,620	60,128
Old Republic International Corp.	18,968	198,974
OneBeacon Insurance Group Ltd., Class A	3,440	46,371
PartnerRe Ltd.	5,252	435,286
Platinum Underwriters Holdings Ltd.	2,566	114,238
Primerica, Inc.	3,620	103,641
Principal Financial Group, Inc.	22,486	610,495
ProAssurance Corp.	2,896	262,609
Protective Life Corp.	6,516	176,909
Prudential Financial, Inc.	37,118	1,934,590
Reinsurance Group of America, Inc.	5,792	296,550
RenaissanceRe Holdings Ltd.	4,344	359,510
RLI Corp.	1,448	93,309
Safety Insurance Group, Inc.	1,448	65,001
Selective Insurance Group, Inc.	4,344	81,146
StanCorp Financial Group, Inc.	3,620	123,116
Symetra Financial Corp.	6,119	74,835
The Allstate Corp.	38,573	1,561,435
The Chubb Corp.	21,115	1,625,644
The Hanover Insurance Group, Inc.	4,344	158,773
The Navigators Group, Inc. *	730	38,259
The Progressive Corp.	45,299	962,604
The Travelers Cos., Inc.	31,188	2,208,734
Torchmark Corp.	8,172	424,862
Tower Group, Inc.	2,896	48,942
United Fire Group, Inc.	1,654	34,287
Unum Group	22,960	468,154
Validus Holdings Ltd.	7,479	265,205
W.R. Berkley Corp.	8,832	351,072
White Mountains Insurance Group Ltd.	412	212,287
XL Group plc	24,772	602,703

		49,685,554

Materials 3.9%
A. Schulman, Inc.	2,325	60,868
Air Products & Chemicals, Inc.	16,805	1,393,807
Airgas, Inc.	5,482	485,541

 Schwab U.S. Broad Market ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
AK Steel Holding Corp. (a)	8,552	34,294
Albemarle Corp.	7,240	432,880
Alcoa, Inc.	84,288	708,862
Allegheny Technologies, Inc.	8,464	221,587
Allied Nevada Gold Corp. *	6,516	212,096
AMCOL International Corp.	2,006	60,561
American Vanguard Corp.	1,820	60,551
AptarGroup, Inc.	5,068	241,592
Ashland, Inc.	5,792	410,769
Balchem Corp.	2,896	103,532
Ball Corp.	12,450	556,390
Bemis Co., Inc.	8,688	291,917
Boise, Inc.	9,412	77,178
Buckeye Technologies, Inc.	3,620	100,346
Cabot Corp.	5,068	191,216
Calgon Carbon Corp. *	4,414	59,766
Carpenter Technology Corp.	3,620	175,425
Celanese Corp., Series A	13,032	534,833
CF Industries Holdings, Inc.	5,068	1,084,704
Chemtura Corp. *	8,688	176,540
Clearwater Paper Corp. *	2,172	86,337
Cliffs Natural Resources, Inc.	11,584	333,040
Coeur d’Alene Mines Corp. *	7,240	168,402
Commercial Metals Co.	9,412	127,533
Compass Minerals International, Inc.	2,896	221,254
Crown Holdings, Inc. *	11,878	443,643
Cytec Industries, Inc.	3,620	248,477
Deltic Timber Corp.	952	65,736
Domtar Corp.	2,896	231,999
E.I. du Pont de Nemours & Co.	74,572	3,217,036
Eagle Materials, Inc.	3,390	180,416
Eastman Chemical Co.	12,308	748,942
Ecolab, Inc.	20,996	1,513,392
Flotek Industries, Inc. *	3,408	39,362
FMC Corp.	10,907	604,902
Freeport-McMoRan Copper & Gold, Inc.	76,302	2,976,541
Georgia Gulf Corp.	2,606	119,511
Globe Specialty Metals, Inc.	4,083	56,590
Graphic Packaging Holding Co. *	10,202	66,211
Greif, Inc., Class A	2,896	118,823
H.B. Fuller Co.	3,862	126,867
Haynes International, Inc.	1,448	67,390
Hecla Mining Co.	20,272	117,578
Horsehead Holding Corp. *	3,520	32,736
Huntsman Corp.	14,480	238,051
Innophos Holdings, Inc.	2,172	104,060
International Flavors & Fragrances, Inc.	6,516	423,735
International Paper Co.	34,811	1,292,881
Intrepid Potash, Inc. *	4,344	92,440
Kaiser Aluminum Corp.	1,448	88,140
KapStone Paper and Packaging Corp. *	3,640	79,789
Koppers Holdings, Inc.	2,172	76,867
Kraton Performance Polymers, Inc. *	2,470	58,020
Louisiana-Pacific Corp. *	10,860	189,181
LSB Industries, Inc. *	1,450	48,473
LyondellBasell Industries N.V., Class A	26,982	1,341,815
Martin Marietta Materials, Inc.	3,620	325,800
Materion Corp.	1,554	31,857
McEwen Mining, Inc. *	18,957	70,141
MeadWestvaco Corp.	13,756	425,198
Minerals Technologies, Inc.	1,462	108,188
Molycorp, Inc. *(a)	6,098	54,699
Monsanto Co.	42,716	3,912,358
Myers Industries, Inc.	2,896	43,064
Neenah Paper, Inc.	1,177	33,027
NewMarket Corp.	850	225,547
Newmont Mining Corp.	39,897	1,878,750
Noranda Aluminum Holding Corp.	5,239	31,067
Nucor Corp.	25,122	1,034,524
Olin Corp.	7,240	150,085
OM Group, Inc. *	2,172	43,375
Owens-Illinois, Inc. *	13,756	275,533
P.H. Glatfelter Co.	3,340	56,747
Packaging Corp. of America	7,964	290,208
PolyOne Corp.	7,240	145,814
PPG Industries, Inc.	12,308	1,529,515
Praxair, Inc.	23,892	2,561,461
Quaker Chemical Corp.	1,448	70,489
Reliance Steel & Aluminum Co.	5,839	329,320
Resolute Forest Products *(a)	7,846	91,877
Rock-Tenn Co., Class A	5,933	385,882
Rockwood Holdings, Inc.	6,092	279,440
Royal Gold, Inc.	5,083	410,503
RPM International, Inc.	10,860	315,049
RTI International Metals, Inc. *	2,330	57,784
Schnitzer Steel Industries, Inc., Class A	2,172	61,229
Schweitzer-Mauduit International, Inc.	2,896	108,513
Sealed Air Corp.	13,520	227,406
Sensient Technologies Corp.	4,344	157,253
Sigma-Aldrich Corp.	9,565	693,654
Silgan Holdings, Inc.	3,721	165,510
Sonoco Products Co.	7,964	239,477
Steel Dynamics, Inc.	17,376	224,498
Stepan Co.	724	72,364
Stillwater Mining Co. *	9,070	104,124
SunCoke Energy, Inc. *	4,850	78,812
Texas Industries, Inc. *(a)	1,642	76,222
The Dow Chemical Co.	96,122	2,901,923
The Mosaic Co.	21,973	1,187,860
The Scotts Miracle-Gro Co., Class A	3,620	150,085
The Sherwin-Williams Co.	6,763	1,031,493
The Valspar Corp.	7,240	454,527
Titanium Metals Corp.	7,964	132,362
TPC Group, Inc. *	1,177	56,531
Tredegar Corp.	1,960	36,946
Tronox Ltd., Class A	1,954	30,248
United States Steel Corp. (a)	11,584	249,751
Valhi, Inc.	27	325
Vulcan Materials Co.	10,242	541,187
W.R. Grace & Co. *	5,568	364,537
Walter Energy, Inc.	5,068	153,054
Wausau Paper Corp.	1,330	11,159
Westlake Chemical Corp.	1,595	115,494
Worthington Industries, Inc.	5,100	120,156

		48,535,427

 Schwab U.S. Broad Market ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Media 3.4%
AMC Networks, Inc., Class A *	5,068	267,388
Arbitron, Inc.	2,172	78,996
Belo Corp., Class A	7,964	57,341
Cablevision Systems Corp., Class A	18,824	260,524
CBS Corp., Class B Non Voting Shares	47,382	1,704,804
Charter Communications, Inc., Class A *	3,620	256,477
Cinemark Holdings, Inc.	8,688	236,314
Clear Channel Outdoor Holdings, Inc., Class A *	12,702	82,563
Comcast Corp., Class A	213,580	7,940,904
DIRECTV *	50,010	2,485,497
Discovery Communications, Inc., Series A *	19,642	1,186,573
DISH Network Corp., Class A *	18,153	672,387
DreamWorks Animation SKG, Inc., Class A *	5,792	99,217
Gannett Co., Inc.	20,272	362,869
John Wiley & Sons, Inc., Class A	4,020	171,654
Lamar Advertising Co., Class A *	5,068	199,020
Liberty Global, Inc., Series A *	20,272	1,136,043
Liberty Media Corp. - Liberty Capital, Series A *	8,835	971,762
Live Nation Entertainment, Inc. *	10,951	96,150
Meredith Corp. (a)	3,620	112,872
Morningstar, Inc.	2,172	138,639
National CineMedia, Inc.	5,096	72,873
News Corp., Class A	162,098	3,994,095
Omnicom Group, Inc.	21,090	1,049,017
Pandora Media, Inc. *(a)	7,506	65,452
Regal Entertainment Group, Class A (a)	6,516	101,519
Scholastic Corp.	1,850	51,911
Scripps Networks Interactive, Inc., Class A	7,240	427,450
Sinclair Broadcast Group, Inc., Class A	3,985	43,954
Sirius XM Radio, Inc. *	288,422	801,813
The Interpublic Group of Cos., Inc.	34,787	376,395
The Madison Square Garden Co., Class A *	4,797	210,109
The McGraw-Hill Cos., Inc.	22,444	1,192,001
The New York Times Co., Class A *	13,032	105,689
The Walt Disney Co.	143,352	7,118,860
The Washington Post Co., Class B	312	114,523
Time Warner Cable, Inc.	24,388	2,314,177
Time Warner, Inc.	75,490	3,570,677
Valassis Communications, Inc. *	3,620	94,048
Viacom, Inc., Class B	37,663	1,943,787

		42,166,344

Pharmaceuticals, Biotechnology & Life Sciences 7.8%
Abbott Laboratories	125,252	8,141,380
Achillion Pharmaceuticals, Inc. *	5,445	42,416
Acorda Therapeutics, Inc. *	3,137	78,990
Affymax, Inc. *	2,731	66,746
Agilent Technologies, Inc.	27,512	1,053,434
Akorn, Inc. *	5,159	69,595
Alexion Pharmaceuticals, Inc. *	15,304	1,469,490
Alkermes plc *	9,618	185,724
Allergan, Inc.	24,616	2,283,134
Alnylam Pharmaceuticals, Inc. *	4,810	81,626
Amgen, Inc.	61,410	5,453,208
Arena Pharmaceuticals, Inc. *(a)	15,510	137,419
ARIAD Pharmaceuticals, Inc. *	14,480	323,773
Arqule, Inc. *	4,344	11,555
Array BioPharma, Inc. *	7,270	28,571
Auxilium Pharmaceuticals, Inc. *	3,620	69,287
AVEO Pharmaceuticals, Inc. *	4,700	30,550
Bio-Rad Laboratories, Inc., Class A *	1,448	151,301
Biogen Idec, Inc. *	19,548	2,914,411
BioMarin Pharmaceutical, Inc. *	9,765	474,579
Bristol-Myers Squibb Co.	133,857	4,367,754
Bruker Corp. *	6,516	95,134
Celgene Corp. *	34,322	2,697,366
Cepheid, Inc. *	5,792	187,777
Charles River Laboratories International, Inc. *	3,914	150,180
Clovis Oncology, Inc. *(a)	2,330	35,835
Covance, Inc. *	5,068	288,927
Cubist Pharmaceuticals, Inc. *	5,068	205,811
Dendreon Corp. *(a)	12,308	54,771
Dynavax Technologies Corp. *	14,092	40,021
Eli Lilly & Co.	81,400	3,991,856
Emergent Biosolutions, Inc. *	3,715	55,799
Endo Health Solutions, Inc. *	9,412	269,748
Exact Sciences Corp. *	4,560	44,734
Exelixis, Inc. *(a)	11,625	56,846
Forest Laboratories, Inc. *	18,541	657,464
Genomic Health, Inc. *	1,846	51,060
Gilead Sciences, Inc. *	60,292	4,521,900
Halozyme Therapeutics, Inc. *	7,240	45,105
Hospira, Inc. *	13,032	388,354
Illumina, Inc. *	10,136	544,405
ImmunoGen, Inc. *	6,516	82,688
Impax Laboratories, Inc. *	6,520	132,617
Incyte Corp. *(a)	10,304	181,350
Infinity Pharmaceuticals, Inc. *	2,054	52,069
InterMune, Inc. *	6,516	59,687
Ironwood Pharmaceuticals, Inc. *	7,396	79,877
Isis Pharmaceuticals, Inc. *	7,443	68,476
Jazz Pharmaceuticals plc *	3,655	196,931
Johnson & Johnson	220,096	15,347,294
Lexicon Pharmaceuticals, Inc. *	34,915	60,054
Life Technologies Corp. *	14,480	714,588
Luminex Corp. *	3,620	62,336
MAP Pharmaceuticals, Inc. *	2,431	38,750
Medicis Pharmaceutical Corp., Class A	5,068	219,191
Medivation, Inc. *	5,792	302,053
Merck & Co., Inc.	242,940	10,762,242
Merrimack Pharmaceuticals, Inc. *(a)	6,890	49,195
Mettler-Toledo International, Inc. *	2,419	452,571
Momenta Pharmaceuticals, Inc. *	3,906	41,794
Mylan, Inc. *	33,304	905,203
Myriad Genetics, Inc. *	7,240	207,933
Nektar Therapeutics *	10,860	70,916
Neurocrine Biosciences, Inc. *	5,880	43,982
NPS Pharmaceuticals, Inc. *	8,803	90,055

 Schwab U.S. Broad Market ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Onyx Pharmaceuticals, Inc. *	5,068	382,482
Opko Health, Inc. *(a)	13,032	57,080
Optimer Pharmaceuticals, Inc. *(a)	4,571	46,578
Pacira Pharmaceuticals, Inc. *	2,231	38,039
PAREXEL International Corp. *	5,068	163,646
PDL BioPharma, Inc. (a)	14,480	114,392
PerkinElmer, Inc.	10,136	320,804
Perrigo Co.	6,930	717,255
Pfizer, Inc.	595,728	14,905,115
Pharmacyclics, Inc. *	4,344	230,449
Questcor Pharmaceuticals, Inc. (a)	5,068	131,515
Regeneron Pharmaceuticals, Inc. *	6,516	1,150,400
Rigel Pharmaceuticals, Inc. *	6,607	54,838
Salix Pharmaceuticals Ltd. *	4,344	186,140
Seattle Genetics, Inc. *	8,005	202,606
Spectrum Pharmaceuticals, Inc. *(a)	5,068	60,005
Synageva BioPharma Corp. *	2,477	121,200
Techne Corp.	2,896	205,326
The Medicines Co. *	4,386	94,167
Theravance, Inc. *	5,917	133,014
Thermo Fisher Scientific, Inc.	29,684	1,886,418
United Therapeutics Corp. *	4,344	228,277
Vertex Pharmaceuticals, Inc. *	17,152	682,478
ViroPharma, Inc. *	5,848	144,972
VIVUS, Inc. *(a)	7,240	81,812
Warner Chilcott plc, Class A	14,886	173,571
Waters Corp. *	7,240	612,142
Watson Pharmaceuticals, Inc. *	10,150	893,301

		96,057,910

Real Estate 3.7%
Acadia Realty Trust	3,673	91,164
AG Mortgage Investment Trust, Inc.	1,654	40,738
Alexander & Baldwin, Inc. *	3,620	108,093
Alexander’s, Inc.	199	88,157
Alexandria Real Estate Equities, Inc.	5,068	344,219
American Assets Trust, Inc.	2,632	71,669
American Campus Communities, Inc.	8,246	361,175
American Capital Agency Corp.	27,188	857,781
American Capital Mortgage Investment Corp.	2,530	64,616
American Realty Capital Trust, Inc.	13,032	151,953
American Tower Corp.	31,856	2,386,970
Annaly Capital Management, Inc.	78,916	1,161,644
Anworth Mortgage Asset Corp.	15,928	93,975
Apartment Investment & Management Co., Class A	11,590	290,561
Apollo Residential Mortgage, Inc.	1,854	40,213
ARMOUR Residential REIT, Inc.	22,468	157,276
Ashford Hospitality Trust	5,792	52,418
Associated Estates Realty Corp.	3,501	52,970
AvalonBay Communities, Inc.	7,964	1,049,576
BioMed Realty Trust, Inc.	12,308	237,175
Boston Properties, Inc.	12,308	1,263,170
Brandywine Realty Trust	12,308	146,834
BRE Properties, Inc.	6,092	296,376
Camden Property Trust	6,516	428,101
Capstead Mortgage Corp.	8,688	105,472
CBL & Associates Properties, Inc.	13,756	309,648
CBRE Group, Inc., Class A *	24,109	456,383
Chesapeake Lodging Trust	2,172	40,986
Chimera Investment Corp.	78,282	214,493
Colonial Properties Trust	7,240	147,696
Colony Financial, Inc.	2,642	52,893
CommonWealth REIT	7,240	109,541
Coresite Realty Corp.	1,448	37,069
Corporate Office Properties Trust	6,328	156,175
Cousins Properties, Inc.	8,186	67,207
CreXus Investment Corp.	5,370	67,071
CubeSmart	8,688	119,894
CYS Investments, Inc.	13,191	168,713
DCT Industrial Trust, Inc.	24,616	153,850
DDR Corp.	19,548	299,280
DiamondRock Hospitality Co.	15,242	133,215
Digital Realty Trust, Inc.	10,136	654,177
Douglas Emmett, Inc.	10,136	230,189
Duke Realty Corp.	21,140	285,390
DuPont Fabros Technology, Inc.	5,068	117,020
EastGroup Properties, Inc.	2,896	151,403
Education Realty Trust, Inc.	8,688	89,573
EPR Properties	3,587	162,670
Equity Lifestyle Properties, Inc.	3,620	237,617
Equity One, Inc.	4,800	99,216
Equity Residential	23,952	1,329,576
Essex Property Trust, Inc.	2,896	406,859
Extra Space Storage, Inc.	7,964	279,935
Federal Realty Investment Trust	5,068	527,275
FelCor Lodging Trust, Inc. *	10,136	42,571
First Industrial Realty Trust, Inc. *	7,240	95,568
First Potomac Realty Trust	3,950	46,334
Forest City Enterprises, Inc., Class A *	10,424	156,881
Forestar Group, Inc. *	2,631	38,886
Franklin Street Properties Corp.	6,516	75,260
General Growth Properties, Inc.	35,694	691,393
Getty Realty Corp. (a)	2,054	34,589
Glimcher Realty Trust	10,860	116,419
Government Properties Income Trust	3,629	83,648
Hatteras Financial Corp.	7,840	209,014
HCP, Inc.	35,941	1,619,142
Health Care REIT, Inc.	20,272	1,193,818
Healthcare Realty Trust, Inc.	6,822	162,705
Healthcare Trust of America, Inc.	4,560	49,111
Hersha Hospitality Trust	11,862	55,633
Highwoods Properties, Inc.	5,792	186,734
Home Properties, Inc.	4,344	255,818
Hospitality Properties Trust	10,136	230,087
Host Hotels & Resorts, Inc.	57,452	843,970
Hudson Pacific Properties, Inc.	2,231	43,215
Inland Real Estate Corp.	6,080	48,458
Invesco Mortgage Capital, Inc.	9,188	194,510
Investors Real Estate Trust	6,790	57,647
iStar Financial, Inc. *	5,816	44,492
Jones Lang LaSalle, Inc.	3,620	296,876
Kennedy-Wilson Holdings, Inc.	3,620	47,422
Kilroy Realty Corp.	5,792	261,219
Kimco Realty Corp.	32,580	627,491
LaSalle Hotel Properties	6,516	157,101
Lexington Realty Trust	10,712	102,728
Liberty Property Trust	9,288	323,501
LTC Properties, Inc.	2,366	77,416

 Schwab U.S. Broad Market ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Mack-Cali Realty Corp.	6,836	172,814
Medical Properties Trust, Inc.	10,742	125,359
MFA Financial, Inc.	28,236	237,465
Mid-America Apartment Communities, Inc.	3,196	199,175
National Health Investors, Inc.	1,789	99,290
National Retail Properties, Inc.	8,517	261,642
NorthStar Realty Finance Corp.	10,540	70,934
OMEGA Healthcare Investors, Inc.	8,688	199,129
Pebblebrook Hotel Trust	4,698	97,953
Pennsylvania REIT	5,068	84,433
Pennymac Mortgage Investment Trust	3,240	79,866
Piedmont Office Realty Trust, Inc., Class A	14,480	255,572
Plum Creek Timber Co., Inc.	13,032	558,421
Post Properties, Inc.	4,344	213,421
Potlatch Corp.	3,620	140,999
ProLogis, Inc.	37,648	1,277,773
PS Business Parks, Inc.	1,318	84,998
Public Storage	11,584	1,629,174
Ramco-Gershenson Properties Trust	3,620	48,436
Rayonier, Inc.	10,136	505,178
Realogy Holdings Corp. *	3,036	114,488
Realty Income Corp.	10,860	441,785
Redwood Trust, Inc.	7,964	133,158
Regency Centers Corp.	7,240	339,194
Resource Capital Corp.	6,893	40,807
Retail Opportunity Investments Corp. (a)	3,950	50,126
Retail Properties of America, Inc., Class A	10,034	123,218
RLJ Lodging Trust	8,429	156,695
Sabra Health Care REIT, Inc.	2,940	63,798
Saul Centers, Inc.	1,079	45,965
Senior Housing Properties Trust	14,009	313,101
Simon Property Group, Inc.	24,616	3,744,832
SL Green Realty Corp.	7,240	545,751
Sovran Self Storage, Inc.	2,180	134,702
Spirit Realty Capital, Inc. *	7,002	113,642
STAG Industrial, Inc.	2,531	47,709
Starwood Property Trust, Inc.	9,412	215,158
Strategic Hotels & Resorts, Inc. *	14,480	90,210
Sun Communities, Inc.	2,184	84,302
Sunstone Hotel Investors, Inc. *	10,870	112,178
Tanger Factory Outlet Centers	7,445	244,792
Taubman Centers, Inc.	5,068	392,618
The Howard Hughes Corp. *	2,172	160,033
The Macerich Co.	10,860	613,590
The St. Joe Co. *	7,964	170,270
Two Harbors Investment Corp.	21,720	245,870
UDR, Inc.	19,901	457,922
Universal Health Realty Income Trust	1,448	70,576
Ventas, Inc.	23,468	1,493,738
Vornado Realty Trust	13,426	1,026,149
Washington REIT	5,068	131,363
Weingarten Realty Investors	10,136	275,497
Weyerhaeuser Co.	42,769	1,178,714
WP Carey, Inc.	4,388	212,906
Zillow, Inc., Class A *(a)	1,310	36,051

		45,479,907

Retailing 4.4%
Aaron’s, Inc.	6,516	187,009
Abercrombie & Fitch Co., Class A	6,516	299,019
Advance Auto Parts, Inc.	5,806	424,709
Aeropostale, Inc. *	6,516	89,986
Amazon.com, Inc. *	29,160	7,349,778
American Eagle Outfitters, Inc.	14,480	306,976
Ann, Inc. *	4,461	149,667
Asbury Automotive Group, Inc. *	2,498	75,415
Ascena Retail Group, Inc. *	11,584	232,838
AutoNation, Inc. *	3,096	120,558
AutoZone, Inc. *	3,049	1,170,115
Barnes & Noble, Inc. *(a)	2,426	34,813
Bed Bath & Beyond, Inc. *	18,824	1,105,345
Best Buy Co., Inc.	22,444	294,241
Big Lots, Inc. *	5,196	146,319
Blue Nile, Inc. *(a)	977	38,435
Brown Shoe Co., Inc.	4,356	82,982
Cabela’s, Inc. *	3,902	186,399
CarMax, Inc. *	18,100	656,306
Chico’s FAS, Inc.	14,480	270,052
Conn’s, Inc. *	1,654	46,775
Core-Mark Holding Co., Inc.	724	33,123
Dick’s Sporting Goods, Inc.	7,640	401,176
Dillard’s, Inc., Class A	2,896	257,483
Dollar General Corp. *	21,186	1,059,300
Dollar Tree, Inc. *	18,884	788,218
DSW, Inc., Class A	2,453	166,878
Expedia, Inc.	7,455	461,166
Express, Inc. *	7,008	104,629
Family Dollar Stores, Inc.	7,718	549,522
Foot Locker, Inc.	13,032	467,067
Francesca’s Holdings Corp. *(a)	2,631	68,485
Fred’s, Inc., Class A	2,631	34,992
GameStop Corp., Class A (a)	9,800	257,250
Genesco, Inc. *	2,172	120,177
Genuine Parts Co.	12,308	801,128
GNC Holdings, Inc., Class A	6,516	228,907
Group 1 Automotive, Inc.	2,172	131,971
Groupon, Inc. *(a)	25,720	107,767
Guess?, Inc.	4,795	124,047
Hibbett Sports, Inc. *	2,042	109,737
HomeAway, Inc. *	2,315	47,411
HSN, Inc.	2,990	158,141
J.C. Penney Co., Inc. (a)	11,301	202,740
Jos. A. Bank Clothiers, Inc. *	2,896	124,818
Kohl’s Corp.	17,110	763,961
Liberty Interactive Corp., Series A *	41,167	794,523
Liberty Ventures, Series A *	2,328	136,304
Limited Brands, Inc.	19,018	991,789
Lithia Motors, Inc., Class A	1,448	51,809
LKQ Corp. *	23,568	516,611
Lowe’s Cos., Inc.	90,776	3,276,106
Lumber Liquidators Holdings, Inc. *	2,120	113,802
Macy’s, Inc.	31,997	1,238,284
Monro Muffler Brake, Inc.	2,382	76,415
Netflix, Inc. *(a)	4,344	354,948
Nordstrom, Inc.	12,125	655,841

 Schwab U.S. Broad Market ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
O’Reilly Automotive, Inc. *	9,500	893,760
Office Depot, Inc. *	22,310	74,962
OfficeMax, Inc.	6,793	67,930
Penske Automotive Group, Inc.	3,250	94,672
PetSmart, Inc.	8,831	623,998
Pier 1 Imports, Inc.	8,688	166,723
Pool Corp.	4,344	181,970
Priceline.com, Inc. *	3,944	2,615,503
Rent-A-Center, Inc.	4,609	160,209
Ross Stores, Inc.	18,308	1,042,091
rue21, Inc. *	1,177	33,792
Saks, Inc. *(a)	8,146	85,533
Sally Beauty Holdings, Inc. *	12,308	312,008
Sears Holdings Corp. *(a)	2,813	118,174
Select Comfort Corp. *	5,068	135,721
Shutterfly, Inc. *	2,912	78,478
Signet Jewelers Ltd.	6,516	350,235
Sonic Automotive, Inc., Class A	3,630	71,656
Stage Stores, Inc.	2,896	74,920
Staples, Inc.	54,300	635,310
Target Corp.	52,852	3,336,547
The Buckle, Inc. (a)	2,172	111,098
The Cato Corp., Class A	2,191	63,670
The Children’s Place Retail Stores, Inc. *	1,842	89,540
The Finish Line, Inc., Class A	4,064	83,840
The Gap, Inc.	23,688	816,288
The Home Depot, Inc.	120,625	7,849,069
The Men’s Wearhouse, Inc.	4,344	140,919
The TJX Cos., Inc.	59,368	2,632,377
Tiffany & Co.	9,459	557,892
Tractor Supply Co.	5,792	519,079
TripAdvisor, Inc. *	8,762	334,621
Ulta Salon, Cosmetics & Fragrance, Inc.	5,068	508,219
Urban Outfitters, Inc. *	9,030	340,431
Vitamin Shoppe, Inc. *	2,896	171,617
Williams-Sonoma, Inc.	6,910	312,747
Zumiez, Inc. *	2,896	59,889

		54,789,751

Semiconductors & Semiconductor Equipment 2.0%
Advanced Energy Industries, Inc. *	2,731	34,930
Advanced Micro Devices, Inc. *(a)	50,680	111,496
Altera Corp.	26,064	844,213
Analog Devices, Inc.	23,892	970,015
Applied Materials, Inc.	98,497	1,056,873
Atmel Corp. *	36,200	202,358
ATMI, Inc. *	2,896	57,688
Broadcom Corp., Class A *	40,856	1,322,917
Brooks Automation, Inc.	5,792	44,598
Cabot Microelectronics Corp.	2,172	70,851
Cavium, Inc. *	3,806	134,085
Cirrus Logic, Inc. *	5,893	184,569
Cree, Inc. *	10,146	327,817
Cymer, Inc. *	2,896	253,979
Cypress Semiconductor Corp.	13,756	139,623
Diodes, Inc. *	2,896	43,845
Entegris, Inc. *	10,860	97,306
Entropic Communications, Inc. *	6,893	35,775
Fairchild Semiconductor International, Inc. *	10,006	133,480
First Solar, Inc. *(a)	4,344	117,245
GT Advanced Technologies, Inc. *(a)	10,136	34,158
Hittite Microwave Corp. *	2,042	123,909
Integrated Device Technology, Inc. *	11,424	71,629
Intel Corp.	398,924	7,806,943
International Rectifier Corp. *	5,792	98,927
Intersil Corp., Class A	9,412	67,108
KLA-Tencor Corp.	13,756	625,485
Kulicke & Soffa Industries, Inc. *	6,516	74,478
Lam Research Corp. *	14,499	509,205
Linear Technology Corp.	18,253	605,817
LSI Corp. *	44,434	299,485
Marvell Technology Group Ltd.	41,992	356,092
Maxim Integrated Products, Inc.	23,262	679,018
MEMC Electronic Materials, Inc. *	19,602	57,434
Micrel, Inc.	3,785	36,374
Microchip Technology, Inc.	15,204	462,506
Micron Technology, Inc. *	80,867	483,585
Microsemi Corp. *	7,964	152,431
MKS Instruments, Inc.	4,344	105,342
Monolithic Power Systems, Inc. *	2,630	55,651
NVIDIA Corp.	49,080	587,978
OmniVision Technologies, Inc. *	4,584	69,218
ON Semiconductor Corp. *	34,752	230,406
Peregrine Semiconductor Corp. *	1,954	33,081
PMC-Sierra, Inc. *	17,376	89,486
Power Integrations, Inc.	2,200	68,442
Rambus, Inc. *	8,688	42,484
RF Micro Devices, Inc. *	28,236	121,980
Semtech Corp. *	5,792	158,411
Silicon Image, Inc. *	7,370	34,344
Silicon Laboratories, Inc. *	3,620	151,388
Skyworks Solutions, Inc. *	15,204	344,371
Spansion, Inc., Class A *	3,785	44,360
Teradyne, Inc. *	14,480	226,467
Tessera Technologies, Inc.	4,344	70,590
Texas Instruments, Inc.	90,594	2,669,805
TriQuint Semiconductor, Inc. *	13,032	65,942
Ultratech, Inc. *	2,896	95,047
Veeco Instruments, Inc. *	3,043	86,604
Volterra Semiconductor Corp. *	3,620	63,567
Xilinx, Inc.	20,696	717,116

		24,860,327

Software & Services 9.3%
Accelrys, Inc. *	4,562	40,191
Accenture plc, Class A	50,532	3,432,133
ACI Worldwide, Inc. *	3,086	133,037
Activision Blizzard, Inc.	33,304	380,998
Acxiom Corp. *	7,240	128,076
Adobe Systems, Inc. *	39,183	1,356,124
Advent Software, Inc. *	2,896	64,465
Akamai Technologies, Inc. *	14,480	530,258
Alliance Data Systems Corp. *	3,967	565,258
Ancestry.com, Inc. *	2,457	77,641
ANSYS, Inc. *	7,387	489,980
AOL, Inc. *	8,022	300,985
Aspen Technology, Inc. *	7,393	192,144
Autodesk, Inc. *	18,100	599,653

 Schwab U.S. Broad Market ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Automatic Data Processing, Inc.	38,566	2,189,006
Bankrate, Inc. *	3,640	43,789
Blackbaud, Inc.	5,068	113,219
Blucora, Inc. *	3,108	45,843
BMC Software, Inc. *	11,940	489,062
Booz Allen Hamilton Holding Corp.	6,048	84,732
Bottomline Technologies, Inc. *	3,620	88,726
Broadridge Financial Solutions, Inc.	10,157	239,807
BroadSoft, Inc. *	2,172	68,700
CA, Inc.	27,241	603,661
CACI International, Inc., Class A *	2,172	111,098
Cadence Design Systems, Inc. *	20,996	267,279
Cardtronics, Inc. *	3,620	83,043
Cass Information Systems, Inc.	877	41,210
Citrix Systems, Inc. *	15,204	929,877
Cognizant Technology Solutions Corp., Class A *	23,662	1,590,796
CommVault Systems, Inc. *	3,620	240,223
Computer Sciences Corp.	12,308	468,442
Compuware Corp. *	18,824	176,004
Comverse Technology, Inc. *	17,378	61,866
Comverse, Inc. *	1,719	49,456
Concur Technologies, Inc. *	3,620	237,870
Constant Contact, Inc. *	2,310	30,769
Convergys Corp.	10,136	158,223
CoreLogic, Inc. *	8,405	217,185
Cornerstone OnDemand, Inc. *	2,610	73,184
CoStar Group, Inc. *	2,172	188,660
CSG Systems International, Inc. *	2,896	53,808
DealerTrack Holdings, Inc. *	2,896	77,873
Demand Media, Inc. *	3,408	30,331
Demandware, Inc. *	1,177	32,238
Dice Holdings, Inc. *	4,362	37,513
Digital River, Inc. *	3,501	51,150
DST Systems, Inc.	2,896	166,925
EarthLink, Inc.	8,440	55,704
eBay, Inc. *	92,613	4,891,819
Ebix, Inc. (a)	2,172	36,511
Electronic Arts, Inc. *	26,064	386,008
Ellie Mae, Inc. *	1,277	31,695
Eloqua, Inc. *	2,231	40,270
EPAM Systems, Inc. *	1,954	40,194
EPIQ Systems, Inc.	2,731	32,745
Equinix, Inc. *	3,799	705,702
Euronet Worldwide, Inc. *	4,344	96,697
ExactTarget, Inc. *	2,020	41,632
Exlservice Holdings, Inc. *	2,172	58,318
Facebook, Inc., Class A *	39,206	1,097,768
FactSet Research Systems, Inc.	3,620	334,452
Fair Isaac Corp.	2,628	112,531
Fidelity National Information Services, Inc.	20,272	731,819
Fiserv, Inc. *	10,874	837,189
FleetCor Technologies, Inc. *	3,496	182,456
Forrester Research, Inc.	1,177	32,968
Fortinet, Inc. *	10,214	204,076
Gartner, Inc. *	7,240	346,651
Genpact Ltd.	10,589	169,953
Global Cash Access Holdings, Inc. *	5,139	40,444
Global Payments, Inc.	6,334	278,126
Google, Inc., Class A *	21,149	14,769,827
Guidewire Software, Inc. *	2,580	77,142
Heartland Payment Systems, Inc.	2,771	82,105
IAC/InterActiveCorp	6,516	307,229
iGate Corp. *	3,347	50,172
Imperva, Inc. *	1,077	33,128
Infoblox, Inc. *	2,908	55,136
Informatica Corp. *	8,564	230,115
Interactive Intelligence Group, Inc. *	1,177	37,805
International Business Machines Corp.	85,696	16,288,239
Intuit, Inc.	22,020	1,319,218
j2 Global, Inc.	3,741	113,128
Jack Henry & Associates, Inc.	7,240	281,419
JDA Software Group, Inc. *	4,344	194,003
Kenexa Corp. *	2,059	94,549
Lender Processing Services, Inc.	7,240	179,914
LinkedIn Corp., Class A *	5,268	569,681
Liquidity Services, Inc. *	2,172	89,182
LivePerson, Inc. *	3,774	49,779
Manhattan Associates, Inc. *	2,172	124,325
MasterCard, Inc., Class A	8,688	4,245,652
MAXIMUS, Inc.	2,591	163,207
Mentor Graphics Corp. *	6,516	97,284
MICROS Systems, Inc. *	6,516	283,185
Microsoft Corp.	601,644	16,015,763
MicroStrategy, Inc., Class A *	724	64,067
Millennial Media, Inc. *	4,888	67,210
Monotype Imaging Holdings, Inc.	2,896	44,338
Monster Worldwide, Inc. *	10,920	59,405
Netscout Systems, Inc. *	2,684	67,422
NetSuite, Inc. *	2,219	132,297
NeuStar, Inc., Class A *	5,792	232,838
NIC, Inc.	4,344	65,203
Nuance Communications, Inc. *	19,463	432,857
OpenTable, Inc. *(a)	1,448	65,001
OPNET Technologies, Inc.	1,177	48,893
Oracle Corp.	304,080	9,760,968
Parametric Technology Corp. *	8,688	175,845
Paychex, Inc.	26,064	848,123
Pegasystems, Inc.	1,570	31,934
Progress Software Corp. *	4,822	96,970
Proofpoint, Inc. *	2,431	26,741
PROS Holdings, Inc. *	1,954	34,644
QLIK Technologies, Inc. *	6,078	117,792
QuinStreet, Inc. *	4,362	27,262
Rackspace Hosting, Inc. *	8,688	600,515
RealPage, Inc. *	2,797	55,353
Red Hat, Inc. *	15,204	751,078
Responsys, Inc. *	3,508	22,872
Rovi Corp. *	8,688	133,274
SAIC, Inc.	22,652	261,178
Salesforce.com, Inc. *	10,136	1,598,143
Sapient Corp. *	8,532	90,354
ServiceNow, Inc. *(a)	3,701	120,764
SolarWinds, Inc. *	4,521	253,312
Solera Holdings, Inc.	5,468	283,024
Sourcefire, Inc. *	2,172	106,928
Splunk, Inc. *	2,020	61,004
SS&C Technologies Holdings, Inc. *	2,769	65,321
Symantec Corp. *	57,779	1,083,934
Synchronoss Technologies, Inc. *	2,896	52,881
Synopsys, Inc. *	11,837	388,254
Syntel, Inc.	1,134	68,221

 Schwab U.S. Broad Market ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Take-Two Interactive Software, Inc. *	7,240	89,559
Tangoe, Inc. *	2,531	33,004
TeleTech Holdings, Inc. *	2,966	50,481
Teradata Corp. *	13,756	818,207
TIBCO Software, Inc. *	12,172	304,909
TiVo, Inc. *	10,860	127,062
TNS, Inc. *	2,331	34,033
Total System Services, Inc.	12,843	281,904
Tyler Technologies, Inc. *	2,896	135,880
Ultimate Software Group, Inc. *	2,172	205,276
Unisys Corp. *	3,620	62,554
United Online, Inc.	7,093	40,572
ValueClick, Inc. *	6,516	122,957
Vantiv, Inc., Class A *	3,349	72,573
VeriFone Systems, Inc. *	8,688	264,028
Verint Systems, Inc. *	2,018	56,040
VeriSign, Inc. *	13,032	444,782
VirnetX Holding Corp. *(a)	3,238	111,614
Virtusa Corp. *	2,054	32,166
Visa, Inc., Class A	41,992	6,286,622
VMware, Inc., Class A *	6,708	610,093
Vocus, Inc. *	1,854	31,629
Web.com Group, Inc. *	2,896	43,759
WebMD Health Corp. *	2,896	40,689
Websense, Inc. *	3,059	42,704
Western Union Co.	49,232	620,815
WEX, Inc. *	3,043	218,974
Workday, Inc., Class A *	1,668	83,567
Yahoo!, Inc. *	83,030	1,558,473
Yelp, Inc. *(a)	2,330	44,060
Zynga, Inc., Class A *	36,420	89,593

		115,524,225

Technology Hardware & Equipment 7.1%
3D Systems Corp. *(a)	3,773	168,691
Acme Packet, Inc. *	4,344	86,663
ADTRAN, Inc. (a)	5,068	99,536
Amphenol Corp., Class A	13,032	806,941
Anixter International, Inc.	2,219	135,537
Apple, Inc.	74,895	43,834,546
Arris Group, Inc. *	10,860	151,714
Arrow Electronics, Inc. *	8,605	320,622
Aruba Networks, Inc. *	7,964	155,139
Avnet, Inc. *	12,308	360,501
AVX Corp.	8,566	87,373
Badger Meter, Inc.	1,210	54,523
Benchmark Electronics, Inc. *	4,532	70,427
Black Box Corp.	1,277	31,478
Brocade Communications Systems, Inc. *	36,565	207,689
Ciena Corp. *	7,240	107,731
Cisco Systems, Inc.	422,115	7,982,195
Cognex Corp.	3,620	129,668
Coherent, Inc. *	2,172	100,455
Comtech Telecommunications Corp.	1,590	40,640
Corning, Inc.	120,682	1,475,941
Daktronics, Inc.	3,885	40,637
Dell, Inc.	116,087	1,119,079
Diebold, Inc.	5,068	151,584
Dolby Laboratories, Inc., Class A *	4,344	144,959
DTS, Inc. *	1,554	23,745
EchoStar Corp., Class A *	3,170	99,411
Electro Rent Corp.	2,054	32,268
Electronics for Imaging, Inc. *	3,620	66,463
EMC Corp. *	166,961	4,143,972
Emulex Corp. *	10,860	79,821
F5 Networks, Inc. *	6,516	610,419
Fabrinet *	2,908	36,117
FARO Technologies, Inc. *	2,172	76,628
FEI Co.	2,967	163,274
Finisar Corp. *	7,240	98,247
FLIR Systems, Inc.	12,308	251,083
Fusion-io, Inc. *(a)	5,072	118,330
Harmonic, Inc. *	11,760	53,861
Harris Corp.	8,982	423,322
Hewlett-Packard Co.	156,472	2,032,571
Infinera Corp. *	14,480	80,798
Ingram Micro, Inc., Class A *	12,308	199,390
Insight Enterprises, Inc. *	3,620	61,323
InterDigital, Inc. (a)	3,620	154,502
Intermec, Inc. *	5,539	41,819
IPG Photonics Corp. *	2,266	133,921
Itron, Inc. *	2,896	126,845
Ixia *	4,383	65,833
Jabil Circuit, Inc.	15,928	302,632
JDS Uniphase Corp. *	19,548	237,117
Juniper Networks, Inc. *	42,716	768,034
Lexmark International, Inc., Class A (a)	5,792	140,919
Littelfuse, Inc.	1,448	83,564
Loral Space & Communications, Inc.	1,448	123,181
Measurement Specialties, Inc. *	1,310	40,675
Methode Electronics, Inc.	3,508	31,677
Molex, Inc.	11,584	305,586
Motorola Solutions, Inc.	22,752	1,238,846
MTS Systems Corp.	1,155	55,844
Multi-Fineline Electronix, Inc. *	1,720	29,395
National Instruments Corp.	7,964	193,684
NCR Corp. *	12,308	294,530
NetApp, Inc. *	29,684	941,280
NETGEAR, Inc. *	2,896	100,955
Newport Corp. *	3,008	38,322
OSI Systems, Inc. *	1,495	91,614
Palo Alto Networks, Inc. *(a)	2,012	109,493
Park Electrochemical Corp.	1,820	44,353
Plantronics, Inc.	4,344	146,089
Plexus Corp. *	2,714	62,829
Polycom, Inc. *	13,032	136,315
Power-One, Inc. *	11,150	46,272
QLogic Corp. *	10,136	96,089
QUALCOMM, Inc.	135,829	8,641,441
Quantum Corp. *	22,687	27,224
RealD, Inc. *(a)	3,850	40,656
Riverbed Technology, Inc. *	12,314	220,421
Rofin-Sinar Technologies, Inc. *	2,365	50,020
Rogers Corp. *	1,210	53,760
SanDisk Corp. *	19,548	764,327
Sanmina Corp. *	5,792	54,561
ScanSource, Inc. *	2,024	59,809
Seagate Technology plc	28,056	704,206
Sonus Networks, Inc. *	20,789	34,718
Super Micro Computer, Inc. *	2,940	27,430
Sycamore Networks, Inc.	2,431	6,539

 Schwab U.S. Broad Market ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Synaptics, Inc. *	2,896	77,381
SYNNEX Corp. *	1,904	62,870
TE Connectivity Ltd.	34,756	1,223,064
Tech Data Corp. *	3,620	159,895
Tellabs, Inc.	28,236	100,520
Trimble Navigation Ltd. *	10,136	563,967
TTM Technologies, Inc. *	4,909	44,279
Universal Display Corp. *	3,620	86,446
ViaSat, Inc. *	3,620	138,393
Vishay Intertechnology, Inc. *	11,331	109,911
Western Digital Corp.	18,100	605,264
Xerox Corp.	104,102	708,935
Zebra Technologies Corp., Class A *	4,344	169,199

		87,432,763

Telecommunication Services 2.7%
AT&T, Inc.	460,746	15,725,261
Atlantic Tele-Network, Inc.	1,448	53,402
CenturyLink, Inc.	50,238	1,951,244
Cincinnati Bell, Inc. *	15,928	84,896
Clearwire Corp., Class A *	28,632	66,426
Cogent Communications Group, Inc.	3,620	76,527
Consolidated Communications Holdings, Inc.	2,172	32,667
Crown Castle International Corp. *	23,274	1,571,460
Frontier Communications Corp. (a)	78,916	379,586
Iridium Communications, Inc. *	6,693	41,296
Level 3 Communications, Inc. *	13,032	245,784
MetroPCS Communications, Inc. *	25,198	268,359
NII Holdings, Inc. *(a)	13,032	66,072
NTELOS Holdings Corp.	2,330	30,057
Premiere Global Services, Inc. *	5,068	43,027
SBA Communications Corp., Class A *	9,412	647,734
Shenandoah Telecommunications Co.	4,460	61,994
Sprint Nextel Corp. *	238,920	1,369,012
Telephone & Data Systems, Inc.	9,412	216,570
tw telecom, Inc. *	12,308	316,192
United States Cellular Corp. *	1,448	50,463
USA Mobility, Inc.	4,460	51,558
Verizon Communications, Inc.	227,336	10,030,064
Vonage Holdings Corp. *	28,290	68,745
Windstream Corp. (a)	47,060	394,363

		33,842,759

Transportation 1.8%
Alaska Air Group, Inc. *	5,792	247,608
Allegiant Travel Co.	1,448	107,181
AMERCO	724	86,887
Atlas Air Worldwide Holdings, Inc. *	2,172	94,004
Avis Budget Group, Inc. *	7,512	142,277
C.H. Robinson Worldwide, Inc.	13,032	804,596
Con-way, Inc.	4,430	124,439
CSX Corp.	83,326	1,646,522
Delta Air Lines, Inc. *	67,014	670,140
Expeditors International of Washington, Inc.	16,652	623,118
FedEx Corp.	23,215	2,078,439
Forward Air Corp.	2,896	96,292
Genesee & Wyoming, Inc., Class A *	3,620	264,079
Heartland Express, Inc.	4,125	56,636
Hertz Global Holdings, Inc. *	23,597	369,057
Hub Group, Inc., Class A *	3,024	97,887
J.B. Hunt Transport Services, Inc.	7,110	422,689
JetBlue Airways Corp. *	22,444	115,362
Kansas City Southern	8,712	680,843
Kirby Corp. *	4,344	251,431
Knight Transportation, Inc.	3,620	54,409
Landstar System, Inc.	4,344	219,676
Matson, Inc.	3,620	83,260
Norfolk Southern Corp.	25,404	1,533,893
Old Dominion Freight Line, Inc. *	5,626	188,133
Roadrunner Transportation Systems, Inc. *	1,954	35,192
Ryder System, Inc.	4,344	204,472
Southwest Airlines Co.	59,368	565,777
Spirit Airlines, Inc. *	3,685	61,834
Swift Transportation Co. *	6,552	55,430
Union Pacific Corp.	37,795	4,640,470
United Continental Holdings, Inc. *	26,386	533,525
United Parcel Service, Inc., Class B	57,343	4,192,347
US Airways Group, Inc. *	13,032	167,982
UTI Worldwide, Inc.	8,688	122,675
Werner Enterprises, Inc.	3,484	75,568
Wesco Aircraft Holdings, Inc. *	3,896	49,713

		21,763,843

Utilities 3.5%
AGL Resources, Inc.	9,285	361,929
ALLETE, Inc.	3,620	141,940
Alliant Energy Corp.	8,688	389,396
Ameren Corp.	19,282	577,882
American Electric Power Co., Inc.	39,096	1,667,444
American States Water Co.	1,448	65,884
American Water Works Co., Inc.	13,759	525,181
Aqua America, Inc.	10,860	277,364
Atmos Energy Corp.	7,240	253,472
Avista Corp.	5,792	137,328
Black Hills Corp.	3,420	122,060
California Water Service Group	3,284	59,112
Calpine Corp. *	31,138	537,442
CenterPoint Energy, Inc.	33,863	668,117
CH Energy Group, Inc.	1,448	94,424
Chesapeake Utilities Corp.	830	37,350
Cleco Corp.	4,744	191,136
CMS Energy Corp.	21,720	530,620
Consolidated Edison, Inc.	23,168	1,292,543
Dominion Resources, Inc.	45,516	2,326,323
DTE Energy Co.	13,632	825,827
Duke Energy Corp.	56,024	3,575,452
Dynegy, Inc. *(a)	6,472	119,732
Edison International	25,846	1,175,476
El Paso Electric Co.	3,620	115,297
Entergy Corp.	14,480	920,059
Exelon Corp.	68,056	2,056,652
FirstEnergy Corp.	33,304	1,414,088
GenOn Energy, Inc. *	61,643	157,190
Great Plains Energy, Inc.	12,090	244,822
Hawaiian Electric Industries, Inc.	7,240	180,348
IDACORP, Inc.	4,344	185,532

 Schwab U.S. Broad Market ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Integrys Energy Group, Inc.	6,192	329,229
ITC Holdings Corp.	4,344	341,221
MDU Resources Group, Inc.	14,986	310,510
MGE Energy, Inc.	1,776	89,777
National Fuel Gas Co.	6,602	343,832
New Jersey Resources Corp.	3,620	146,900
NextEra Energy, Inc.	33,604	2,308,931
NiSource, Inc.	22,530	544,550
Northeast Utilities	25,235	977,604
Northwest Natural Gas Co.	2,896	127,019
NorthWestern Corp.	2,896	100,462
NRG Energy, Inc.	18,188	383,767
NV Energy, Inc.	18,100	331,773
OGE Energy Corp.	7,740	442,186
ONEOK, Inc.	15,928	714,689
Ormat Technologies, Inc.	7,066	130,156
Otter Tail Corp.	2,528	61,253
Pepco Holdings, Inc.	17,376	343,002
PG&E Corp.	34,028	1,393,447
Piedmont Natural Gas Co., Inc.	5,668	174,914
Pinnacle West Capital Corp.	8,688	447,084
PNM Resources, Inc.	6,516	137,683
Portland General Electric Co.	5,792	156,558
PPL Corp.	46,336	1,359,962
Public Service Enterprise Group, Inc.	40,544	1,219,969
Questar Corp.	13,909	272,895
SCANA Corp.	10,136	469,702
Sempra Energy	18,100	1,238,402
SJW Corp.	1,920	46,963
South Jersey Industries, Inc.	2,896	144,713
Southwest Gas Corp.	3,620	151,823
TECO Energy, Inc.	15,204	255,579
The AES Corp.	51,091	545,141
The Empire District Electric Co.	3,252	65,040
The Laclede Group, Inc.	1,448	58,948
The Southern Co.	69,504	3,026,899
UGI Corp.	8,688	288,615
UIL Holdings Corp.	3,937	141,220
Unitil Corp.	730	18,834
UNS Energy Corp.	2,896	123,312
Vectren Corp.	6,516	190,593
Westar Energy, Inc.	9,898	284,073
WGL Holdings, Inc.	4,344	169,677
Wisconsin Energy Corp.	18,824	706,465
Xcel Energy, Inc.	38,558	1,042,994

		43,385,788

Total Common Stock
(Cost $1,123,578,511)		1,233,727,181

Rights 0.0% of net assets

Materials 0.0%
McEwen Mining, Inc. *	18,173	2,817

Total Rights
(Cost $—)		2,817

Other Investment Company 0.1% of net assets

Money Market Fund 0.1%
State Street Institutional U.S. Government Money Market Fund	826,003	826,003

Total Other Investment Company
(Cost $826,003)		826,003

End of Investments

Collateral Invested for Securities on Loan 0.4% of net assets

State Street Institutional U.S. Government Money Market Fund	4,811,679	4,811,679

Total Collateral Invested for Securities on Loan
(Cost $4,811,679)		4,811,679

End of Collateral Invested for Securities on Loan

At 11/30/12, the tax basis cost of the fund’s investments was $1,124,846,508 and the unrealized appreciation and depreciation were $158,650,603 and ($48,941,110), respectively, with a net unrealized appreciation of $109,709,493.

*	Non-income producing security.
(a)	All or a portion of this security is on loan.
(b)	Issuer is affiliated with the fund’s adviser.

Reg’d —	Registered
REIT —	Real Estate Investment Trust

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

 Schwab U.S. Broad Market ETF

Portfolio Holdings (Unaudited) continued

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: valued at the closing value for the day, or, on days when no closing value has been reported at halfway between the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the procedures.

•	Short-term securities (60 days or less to maturity): valued at amortized cost, which approximates market value.

•	Underlying funds: valued at their respective net asset values.

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

 Schwab U.S. Broad Market ETF

Portfolio Holdings (Unaudited) continued

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of November 30, 2012:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock[1]	$1,233,727,181	$—	$—	$1,233,727,181
Rights[1]	2,817	—	—	2,817
Other Investment Company[1]	826,003	—	—	826,003

Total	$1,234,556,001	$—	$—	$1,234,556,001

Other Financial Instruments
Collateral Invested for Securities on Loan	$4,811,679	$—	$—	$4,811,679

[1]	As categorized in Portfolio Holdings.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Balance		Change in					Balance
	as of	Realized	Unrealized			Gross	Gross	as of
	August 31,	Gains	Gains	Gross	Gross	Transfers	Transfers	November 30,
Investments in Securities	2012	(Losses)	(Losses)	Purchases	Sales	in	out	2012

Rights	$—	$4,294	$4,273	$7,110	($15,677)	$—	$—	$—

Total	$—	$4,294	$4,273	$7,110	($15,677)	$—	$—	$—

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended November 30, 2012.

REG54093NOV12

Schwab Strategic Trust
Schwab U.S. Large-Cap ETF™

Portfolio Holdings as of November 30, 2012 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

99.6%	Common Stock	860,699,479	965,067,342
0.1%	Other Investment Company	484,982	484,982

99.7%	Total Investments	861,184,461	965,552,324
0.1%	Collateral Invested for Securities on Loan	1,363,187	1,363,187
0.2%	Other Assets and Liabilities, Net		1,262,023

100.0%	Net Assets		968,177,534

	Number	Value
Security	of Shares	($)

Common Stock 99.6% of net assets

Automobiles & Components 0.8%
Allison Transmission Holdings, Inc. (a)	2,865	59,563
BorgWarner, Inc. *	7,933	525,958
Ford Motor Co.	264,153	3,024,552
General Motors Co. *	53,192	1,376,609
Gentex Corp.	9,872	175,228
Harley-Davidson, Inc.	16,105	756,291
Johnson Controls, Inc.	47,114	1,297,520
Lear Corp.	6,876	300,275
The Goodyear Tire & Rubber Co. *	16,637	209,626
TRW Automotive Holdings Corp. *	6,924	350,631

		8,076,253

Banks 2.7%
BB&T Corp.	49,851	1,404,303
BOK Financial Corp.	1,745	96,045
CIT Group, Inc. *	13,850	513,142
City National Corp.	3,440	167,494
Comerica, Inc.	13,388	396,151
Commerce Bancshares, Inc.	5,441	194,672
Cullen/Frost Bankers, Inc.	4,011	219,041
Fifth Third Bancorp	63,483	929,391
First Republic Bank	4,441	150,195
Hudson City Bancorp, Inc.	34,426	277,473
Huntington Bancshares, Inc.	59,596	366,515
KeyCorp	65,323	527,810
M&T Bank Corp.	8,265	807,738
New York Community Bancorp, Inc.	30,491	396,688
People’s United Financial, Inc.	25,624	312,356
PNC Financial Services Group, Inc.	36,672	2,058,766
Regions Financial Corp.	97,983	653,547
SunTrust Banks, Inc.	37,245	1,011,202
TFS Financial Corp. *	6,040	49,649
U.S. Bancorp	131,427	4,239,835
Wells Fargo & Co.	341,508	11,273,179
Zions Bancorp	12,606	253,002

		26,298,194

Capital Goods 7.6%
3M Co.	44,163	4,016,625
AGCO Corp. *	6,876	317,327
AMETEK, Inc.	16,510	616,318
B/E Aerospace, Inc. *	6,876	325,647
Caterpillar, Inc.	45,273	3,859,071
Cooper Industries plc	11,460	853,770
Cummins, Inc.	12,233	1,200,791
Danaher Corp.	40,629	2,192,747
Deere & Co.	27,115	2,279,016
Donaldson Co., Inc.	9,452	317,398
Dover Corp.	12,688	806,830
Eaton Corp. plc *	23,420	1,221,587
Emerson Electric Co.	50,335	2,528,327
Fastenal Co.	18,704	782,014
Flowserve Corp.	3,585	496,702
Fluor Corp.	11,502	610,526
Fortune Brands Home & Security, Inc. *	12,606	378,054
Gardner Denver, Inc.	3,451	241,052
General Dynamics Corp.	22,973	1,527,705
General Electric Co.	735,732	15,546,017
Honeywell International, Inc.	54,155	3,321,326
Hubbell, Inc., Class B	4,011	337,927
Illinois Tool Works, Inc.	29,923	1,842,359
Ingersoll-Rand plc	19,879	969,698
Jacobs Engineering Group, Inc. *	9,741	398,797
Joy Global, Inc.	7,449	424,519
KBR, Inc.	10,314	286,729
L-3 Communications Holdings, Inc.	6,876	528,421
Lincoln Electric Holdings, Inc.	5,730	272,232
Lockheed Martin Corp.	18,676	1,742,471
Masco Corp.	25,220	427,731
MSC Industrial Direct Co., Inc., Class A	2,960	215,074
Northrop Grumman Corp.	17,146	1,143,638
Owens Corning *	8,022	277,401
PACCAR, Inc.	24,639	1,082,638
Pall Corp.	8,022	477,149
Parker Hannifin Corp.	10,356	850,745
Pentair Ltd. - Reg’d	14,609	708,390
Precision Castparts Corp.	10,063	1,845,454
Quanta Services, Inc. *	14,372	371,660
Raytheon Co.	23,003	1,314,161
Rockwell Automation, Inc.	9,741	771,877
Rockwell Collins, Inc.	9,783	559,392
Roper Industries, Inc.	6,876	766,880
Snap-On, Inc.	4,017	319,110
Spirit AeroSystems Holdings, Inc., Class A *	8,023	126,362
SPX Corp.	3,442	234,469
Stanley Black & Decker, Inc.	11,487	826,030

 1

 Schwab U.S. Large-Cap ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Textron, Inc.	21,201	498,011
The Babcock & Wilcox Co.	8,024	202,125
The Boeing Co.	47,559	3,532,683
The Timken Co.	5,541	249,622
TransDigm Group, Inc.	3,107	422,614
United Technologies Corp.	58,159	4,659,118
URS Corp.	5,730	215,906
W.W. Grainger, Inc.	4,111	797,616
Xylem, Inc.	12,714	331,708

		73,469,567

Commercial & Professional Services 0.8%
Avery Dennison Corp.	7,449	249,169
Cintas Corp.	7,260	300,854
Copart, Inc. *	7,397	223,463
Equifax, Inc.	8,244	422,423
IHS, Inc., Class A *	3,459	318,712
Iron Mountain, Inc.	11,232	354,931
Manpower, Inc.	5,732	220,338
Nielsen Holdings N.V. *	8,512	241,060
Pitney Bowes, Inc. (a)	13,179	147,473
Republic Services, Inc.	21,321	607,009
Robert Half International, Inc.	9,741	275,281
Stericycle, Inc. *	5,972	558,203
The ADT Corp. *	16,044	736,420
The Dun & Bradstreet Corp.	3,442	272,538
Towers Watson & Co., Class A	4,011	212,102
Tyco International Ltd.	32,088	910,337
Verisk Analytics, Inc., Class A *	9,741	485,491
Waste Connections, Inc.	8,595	282,947
Waste Management, Inc.	29,848	972,149

		7,790,900

Consumer Durables & Apparel 1.3%
Coach, Inc.	20,076	1,161,196
D.R. Horton, Inc.	18,909	367,969
Fossil, Inc. *	3,680	318,099
Garmin Ltd. (a)	8,022	311,976
Harman International Industries, Inc.	4,734	187,277
Hasbro, Inc.	8,022	308,526
Jarden Corp.	5,179	274,021
Leggett & Platt, Inc.	9,741	271,287
Lennar Corp., Class A	11,460	435,938
Mattel, Inc.	23,775	891,800
Michael Kors Holdings Ltd. *	7,913	420,576
Mohawk Industries, Inc. *	4,011	344,906
Newell Rubbermaid, Inc.	19,589	427,236
NIKE, Inc., Class B	25,499	2,485,643
NVR, Inc. *	285	256,454
Polaris Industries, Inc.	4,584	388,769
PulteGroup, Inc. *	23,440	394,026
PVH Corp.	4,884	559,658
Ralph Lauren Corp.	4,236	665,433
Toll Brothers, Inc. *	10,122	322,284
Tupperware Brands Corp.	4,170	270,425
Under Armour, Inc., Class A *	5,730	296,986
VF Corp.	6,072	974,617
Whirlpool Corp.	5,730	583,543

		12,918,645

Consumer Services 2.0%
Apollo Group, Inc., Class A *	7,015	134,618
Burger King Worldwide, Inc.	5,670	97,184
Carnival Corp.	31,036	1,199,852
Chipotle Mexican Grill, Inc. *	2,161	570,029
Darden Restaurants, Inc.	9,047	478,405
Dunkin’ Brands Group, Inc.	4,978	158,400
H&R Block, Inc.	18,231	328,705
Hyatt Hotels Corp., Class A *	3,896	142,204
International Game Technology	18,273	253,446
Las Vegas Sands Corp.	24,476	1,141,805
Marriott International, Inc., Class A	17,500	635,075
McDonald’s Corp.	69,914	6,085,315
MGM Resorts International *	25,707	260,926
Panera Bread Co., Class A *	1,961	314,740
Penn National Gaming, Inc. *	4,769	242,361
Royal Caribbean Cruises Ltd.	9,741	343,370
Starbucks Corp.	52,808	2,739,151
Starwood Hotels & Resorts Worldwide, Inc.	13,333	719,449
Weight Watchers International, Inc. (a)	1,857	96,490
Wyndham Worldwide Corp.	9,783	480,247
Wynn Resorts Ltd.	5,730	644,052
Yum! Brands, Inc.	31,657	2,123,552

		19,189,376

Diversified Financials 5.8%
Affiliated Managers Group, Inc. *	3,497	450,658
American Express Co.	68,439	3,825,740
Ameriprise Financial, Inc.	14,609	886,328
Bank of America Corp.	752,922	7,423,811
BlackRock, Inc.	8,891	1,751,883
Capital One Financial Corp.	40,223	2,316,845
CBOE Holdings, Inc.	6,002	179,940
Citigroup, Inc.	205,134	7,091,482
CME Group, Inc.	21,154	1,169,182
Discover Financial Services	35,710	1,485,893
E*TRADE Financial Corp. *	17,405	146,550
Eaton Vance Corp.	8,022	255,741
Franklin Resources, Inc.	9,553	1,261,187
IntercontinentalExchange, Inc. *	5,157	681,497
Invesco Ltd.	31,212	779,988
Jefferies Group, Inc.	8,390	142,294
JPMorgan Chase & Co.	264,726	10,874,944
Legg Mason, Inc.	7,975	203,602
Leucadia National Corp.	13,179	291,915
LPL Financial Holdings, Inc.	2,560	71,706
Moody’s Corp.	13,201	641,305
Morgan Stanley	96,837	1,633,640
MSCI, Inc. *	10,314	299,106
Northern Trust Corp.	14,931	716,987
NYSE Euronext	17,043	397,954
Raymond James Financial, Inc.	7,449	281,200
SEI Investments Co.	10,314	227,011
SLM Corp.	32,498	537,842
State Street Corp.	33,265	1,478,297
T. Rowe Price Group, Inc.	17,763	1,148,733
TD Ameritrade Holding Corp.	15,471	250,630
The Bank of New York Mellon Corp.	81,965	1,962,242
The Charles Schwab Corp. (b)	76,000	995,600

2

 Schwab U.S. Large-Cap ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
The Goldman Sachs Group, Inc.	31,515	3,712,152
The NASDAQ OMX Group, Inc.	8,248	199,849

		55,773,734

Energy 10.7%
Anadarko Petroleum Corp.	34,693	2,539,181
Apache Corp.	27,173	2,094,767
Baker Hughes, Inc.	30,369	1,310,422
Cabot Oil & Gas Corp.	14,384	677,486
Cameron International Corp. *	17,101	922,599
Chesapeake Energy Corp.	35,982	612,773
Chevron Corp.	136,947	14,473,928
Cimarex Energy Co.	6,303	378,936
Cobalt International Energy, Inc. *	11,886	277,182
Concho Resources, Inc. *	7,449	597,857
ConocoPhillips	84,279	4,798,846
CONSOL Energy, Inc.	15,560	487,806
Continental Resources, Inc. *	4,011	275,556
Denbury Resources, Inc. *	26,931	415,545
Devon Energy Corp.	26,069	1,346,985
Diamond Offshore Drilling, Inc.	4,584	316,296
Energen Corp.	5,157	229,641
Ensco plc, Class A	16,068	935,640
EOG Resources, Inc.	18,909	2,224,077
EQT Corp.	10,314	619,459
Exxon Mobil Corp.	321,453	28,332,867
FMC Technologies, Inc. *	16,617	678,971
Halliburton Co.	64,360	2,146,406
Helmerich & Payne, Inc.	7,276	379,807
Hess Corp.	20,539	1,018,940
HollyFrontier Corp.	14,125	640,286
Kinder Morgan, Inc.	44,121	1,491,731
Marathon Oil Corp.	49,164	1,516,709
Marathon Petroleum Corp.	23,520	1,400,381
McDermott International, Inc. *	16,048	168,985
Murphy Oil Corp.	12,790	725,705
Nabors Industries Ltd. *	20,059	294,867
National-Oilwell Varco, Inc.	29,744	2,031,515
Newfield Exploration Co. *	9,172	223,247
Noble Corp.	17,474	602,678
Noble Energy, Inc.	12,275	1,199,881
Occidental Petroleum Corp.	56,196	4,226,501
Oceaneering International, Inc.	7,450	392,466
Oil States International, Inc. *	3,738	264,351
Patterson-UTI Energy, Inc.	10,887	193,353
Peabody Energy Corp.	18,693	469,381
Phillips 66	43,475	2,276,786
Pioneer Natural Resources Co.	8,595	919,665
Plains Exploration & Production Co. *	8,926	318,658
QEP Resources, Inc.	12,134	341,208
Range Resources Corp.	11,460	733,669
Rowan Cos. plc, Class A *	8,647	274,369
SandRidge Energy, Inc. *(a)	26,931	157,546
Schlumberger Ltd.	92,826	6,648,198
SM Energy Co.	4,584	227,779
Southwestern Energy Co. *	24,074	835,609
Spectra Energy Corp.	46,986	1,313,259
Superior Energy Services, Inc. *	10,887	221,115
Tesoro Corp.	9,696	409,947
The Williams Cos., Inc.	43,624	1,432,612
Tidewater, Inc.	3,507	157,324
Transocean Ltd.	24,933	1,151,905
Ultra Petroleum Corp. *	10,415	208,821
Valero Energy Corp.	38,048	1,227,429
Weatherford International Ltd. *	52,143	542,809
Whiting Petroleum Corp. *	8,022	336,443
WPX Energy, Inc. *	13,458	212,502

		103,881,663

Food & Staples Retailing 2.2%
Costco Wholesale Corp.	30,369	3,158,072
CVS Caremark Corp.	88,208	4,102,554
Safeway, Inc. (a)	16,646	284,813
Sysco Corp.	40,810	1,291,637
The Kroger Co.	37,834	992,764
Wal-Mart Stores, Inc.	117,465	8,459,829
Walgreen Co.	59,463	2,016,391
Whole Foods Market, Inc.	11,861	1,107,343

		21,413,403

Food, Beverage & Tobacco 5.9%
Altria Group, Inc.	141,033	4,768,326
Archer-Daniels-Midland Co.	45,649	1,218,828
Beam, Inc.	10,836	608,008
Brown-Forman Corp., Class B	10,446	733,100
Bunge Ltd.	10,129	741,038
Campbell Soup Co.	12,460	457,905
Coca-Cola Enterprises, Inc.	19,139	596,754
ConAgra Foods, Inc.	28,735	858,027
Constellation Brands, Inc., Class A *	10,209	366,299
Dr. Pepper Snapple Group, Inc.	14,489	649,832
General Mills, Inc.	44,963	1,843,033
Green Mountain Coffee Roasters, Inc. *(a)	8,595	315,179
H.J. Heinz Co.	22,347	1,306,406
Hillshire Brands Co.	8,022	223,413
Hormel Foods Corp.	8,900	275,989
Ingredion, Inc.	5,238	340,208
Kellogg Co.	17,190	953,357
Kraft Foods Group, Inc. *	40,985	1,853,342
Lorillard, Inc.	8,953	1,084,745
McCormick & Co., Inc. Non Voting Shares	9,168	591,886
Mead Johnson Nutrition Co.	14,325	976,822
Molson Coors Brewing Co., Class B	10,887	451,375
Mondelez International, Inc., Class A	124,914	3,234,023
Monster Beverage Corp. *	10,887	566,668
PepsiCo, Inc.	108,870	7,643,763
Philip Morris International, Inc.	117,465	10,557,754
Ralcorp Holdings, Inc. *	4,011	357,541
Reynolds American, Inc.	22,725	993,537
Smithfield Foods, Inc. *	8,867	198,355
The Coca-Cola Co.	269,883	10,233,963
The Hershey Co.	10,479	767,796
The J.M. Smucker Co.	7,582	670,704
Tyson Foods, Inc., Class A	19,755	378,703

		56,816,679

Health Care Equipment & Services 3.8%
Aetna, Inc.	23,188	1,001,490

 3

 Schwab U.S. Large-Cap ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
AMERIGROUP Corp. *	3,355	308,056
AmerisourceBergen Corp.	17,763	749,954
Baxter International, Inc.	37,980	2,516,935
Becton, Dickinson & Co.	13,833	1,060,576
Boston Scientific Corp. *	97,357	539,358
C.R. Bard, Inc.	5,409	535,545
Cardinal Health, Inc.	24,066	973,470
CareFusion Corp. *	15,471	431,950
Cerner Corp. *	10,097	779,690
CIGNA Corp.	20,055	1,048,275
Coventry Health Care, Inc.	9,741	425,487
Covidien plc	33,276	1,933,668
DaVita HealthCare Partners, Inc. *	5,866	633,528
DENTSPLY International, Inc.	9,791	388,703
Edwards Lifesciences Corp. *	8,022	696,069
Express Scripts Holding Co. *	56,727	3,054,749
HCA Holdings, Inc.	11,498	365,061
Henry Schein, Inc. *	6,303	509,093
Hologic, Inc. *	18,336	349,851
Humana, Inc.	11,476	750,645
IDEXX Laboratories, Inc. *	4,011	374,908
Intuitive Surgical, Inc. *	2,715	1,436,235
Laboratory Corp. of America Holdings *	6,578	556,433
McKesson Corp.	16,315	1,541,278
Medtronic, Inc.	70,725	2,978,230
Omnicare, Inc.	8,069	292,421
Patterson Cos., Inc.	6,303	214,932
Quest Diagnostics, Inc.	10,894	629,455
ResMed, Inc.	9,706	398,820
St. Jude Medical, Inc.	21,647	742,059
Stryker Corp.	20,097	1,088,454
The Cooper Cos., Inc.	3,255	309,030
UnitedHealth Group, Inc.	72,771	3,958,015
Universal Health Services, Inc., Class B	6,307	284,256
Varian Medical Systems, Inc. *	7,491	518,078
WellPoint, Inc.	22,429	1,253,781
Zimmer Holdings, Inc.	12,054	795,202

		36,423,740

Household & Personal Products 2.3%
Avon Products, Inc.	29,350	409,432
Church & Dwight Co., Inc.	9,880	535,002
Colgate-Palmolive Co.	30,942	3,357,207
Energizer Holdings, Inc.	4,584	365,620
Herbalife Ltd.	7,503	344,913
Kimberly-Clark Corp.	27,504	2,357,643
The Clorox Co.	9,169	700,053
The Estee Lauder Cos., Inc., Class A	16,631	968,756
The Procter & Gamble Co.	191,955	13,404,218

		22,442,844

Insurance 4.1%
ACE Ltd.	23,495	1,861,509
Aflac, Inc.	32,679	1,731,660
Alleghany Corp. *	1,146	402,246
Allied World Assurance Co. Holdings AG	2,434	197,568
American Financial Group, Inc.	5,762	228,463
American International Group, Inc. *	82,512	2,733,623
Aon plc	22,389	1,271,695
Arch Capital Group Ltd. *	10,314	465,161
Arthur J. Gallagher & Co.	8,334	304,358
Assurant, Inc.	5,572	190,618
Assured Guaranty Ltd.	13,429	187,335
Axis Capital Holdings Ltd.	8,206	295,170
Berkshire Hathaway, Inc., Class B *	127,779	11,254,774
Brown & Brown, Inc.	8,069	216,572
Cincinnati Financial Corp.	10,361	419,828
CNA Financial Corp.	1,764	49,798
Erie Indemnity Co., Class A	1,796	128,019
Everest Re Group Ltd.	3,601	390,600
Fidelity National Financial, Inc., Class A	14,898	360,681
Genworth Financial, Inc., Class A *	33,819	201,223
Hartford Financial Services Group, Inc.	30,555	647,155
HCC Insurance Holdings, Inc.	7,449	274,719
Lincoln National Corp.	19,335	477,574
Loews Corp.	21,686	886,524
Markel Corp. *	598	286,442
Marsh & McLennan Cos., Inc.	37,510	1,321,102
MetLife, Inc.	73,668	2,445,041
PartnerRe Ltd.	4,584	379,922
Principal Financial Group, Inc.	19,233	522,176
Prudential Financial, Inc.	32,314	1,684,206
Reinsurance Group of America, Inc.	5,157	264,038
RenaissanceRe Holdings Ltd.	3,523	291,563
The Allstate Corp.	33,592	1,359,804
The Chubb Corp.	18,411	1,417,463
The Progressive Corp.	39,537	840,161
The Travelers Cos., Inc.	26,690	1,890,186
Torchmark Corp.	6,587	342,458
Unum Group	20,055	408,921
Validus Holdings Ltd.	6,249	221,590
W.R. Berkley Corp.	7,733	307,387
White Mountains Insurance Group Ltd.	351	180,856
XL Group plc	20,888	508,205

		39,848,394

Materials 3.7%
Air Products & Chemicals, Inc.	14,687	1,218,140
Airgas, Inc.	4,678	414,330
Albemarle Corp.	6,420	383,852
Alcoa, Inc.	73,917	621,642
Allegheny Technologies, Inc.	7,449	195,015
Allied Nevada Gold Corp. *	5,730	186,512
AptarGroup, Inc.	4,608	219,663
Ashland, Inc.	5,081	360,345
Ball Corp.	10,708	478,541
Bemis Co., Inc.	7,449	250,286
Celanese Corp., Series A	10,897	447,213
CF Industries Holdings, Inc.	4,361	933,385
Cliffs Natural Resources, Inc.	9,887	284,251
Crown Holdings, Inc. *	10,314	385,228
E.I. du Pont de Nemours & Co.	64,502	2,782,616
Eastman Chemical Co.	10,887	662,474
Ecolab, Inc.	18,368	1,323,965
FMC Corp.	9,758	541,179

4

 Schwab U.S. Large-Cap ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Freeport-McMoRan Copper & Gold, Inc.	65,822	2,567,716
Huntsman Corp.	13,249	217,814
International Flavors & Fragrances, Inc.	5,730	372,622
International Paper Co.	30,306	1,125,565
LyondellBasell Industries N.V., Class A	23,531	1,170,197
Martin Marietta Materials, Inc.	3,165	284,850
MeadWestvaco Corp.	11,604	358,680
Monsanto Co.	36,914	3,380,953
Newmont Mining Corp.	34,438	1,621,685
Nucor Corp.	22,048	907,937
Owens-Illinois, Inc. *	11,460	229,544
PPG Industries, Inc.	10,557	1,311,918
Praxair, Inc.	20,664	2,215,387
Reliance Steel & Aluminum Co.	5,157	290,855
Rock-Tenn Co., Class A	5,157	335,411
Rockwood Holdings, Inc.	5,415	248,386
Royal Gold, Inc.	4,453	359,624
Sealed Air Corp.	14,898	250,584
Sigma-Aldrich Corp.	8,336	604,527
Sonoco Products Co.	6,876	206,761
Steel Dynamics, Inc.	14,898	192,482
The Dow Chemical Co.	84,804	2,560,233
The Mosaic Co.	19,167	1,036,168
The Scotts Miracle-Gro Co., Class A	2,981	123,592
The Sherwin-Williams Co.	5,872	895,597
The Valspar Corp.	5,772	362,366
Tronox Ltd., Class A	1,793	27,756
United States Steel Corp. (a)	9,852	212,409
Valhi, Inc.	1,719	20,697
Vulcan Materials Co.	8,957	473,288
W.R. Grace & Co. *	4,848	317,399
Westlake Chemical Corp.	1,362	98,622

		36,070,262

Media 3.6%
AMC Networks, Inc., Class A *	4,112	216,949
Cablevision Systems Corp., Class A	14,802	204,860
CBS Corp., Class B Non Voting Shares	41,340	1,487,413
Charter Communications, Inc., Class A *	3,166	224,311
Comcast Corp., Class A	185,617	6,901,240
DIRECTV *	43,558	2,164,833
Discovery Communications, Inc., Series A *	17,143	1,035,609
DISH Network Corp., Class A	15,787	584,750
Gannett Co., Inc.	16,617	297,444
John Wiley & Sons, Inc., Class A	3,438	146,803
Liberty Global, Inc., Series A *	17,374	973,639
Liberty Media Corp. - Liberty Capital, Series A *	7,691	845,933
News Corp., Class A	141,221	3,479,685
Omnicom Group, Inc.	18,378	914,122
Scripps Networks Interactive, Inc., Class A	5,883	347,332
Sirius XM Radio, Inc. *	228,314	634,713
The Interpublic Group of Cos., Inc.	31,902	345,180
The McGraw-Hill Cos., Inc.	19,442	1,032,565
The Walt Disney Co.	125,487	6,231,684
The Washington Post Co., Class B	262	96,170
Time Warner Cable, Inc.	21,281	2,019,354
Time Warner, Inc.	65,765	3,110,684
Viacom, Inc., Class B	32,829	1,694,305

		34,989,578

Pharmaceuticals, Biotechnology & Life Sciences 8.1%
Abbott Laboratories	110,016	7,151,040
Agilent Technologies, Inc.	24,066	921,487
Alexion Pharmaceuticals, Inc. *	13,421	1,288,684
Allergan, Inc.	21,774	2,019,539
Amgen, Inc.	53,453	4,746,626
Biogen Idec, Inc. *	16,358	2,438,814
BioMarin Pharmaceutical, Inc. *	8,534	414,752
Bristol-Myers Squibb Co.	116,451	3,799,796
Celgene Corp. *	29,938	2,352,827
Covance, Inc. *	4,011	228,667
Eli Lilly & Co.	70,795	3,471,787
Endo Health Solutions, Inc. *	7,837	224,608
Forest Laboratories, Inc. *	16,236	575,729
Gilead Sciences, Inc. *	52,377	3,928,275
Hospira, Inc. *	11,460	341,508
Illumina, Inc. *	8,611	462,497
Johnson & Johnson	191,955	13,385,022
Life Technologies Corp. *	11,944	589,436
Merck & Co., Inc.	212,583	9,417,427
Mettler-Toledo International, Inc. *	2,061	385,593
Mylan, Inc. *	28,175	765,797
Onyx Pharmaceuticals, Inc. *	4,517	340,898
PerkinElmer, Inc.	8,026	254,023
Perrigo Co.	6,030	624,105
Pfizer, Inc.	520,857	13,031,842
Pharmacyclics, Inc. *	3,486	184,932
Regeneron Pharmaceuticals, Inc. *	5,157	910,468
Techne Corp.	2,399	170,089
Thermo Fisher Scientific, Inc.	25,299	1,607,752
United Therapeutics Corp. *	3,438	180,667
Vertex Pharmaceuticals, Inc. *	14,940	594,463
Warner Chilcott plc, Class A	12,606	146,986
Waters Corp. *	6,364	538,076
Watson Pharmaceuticals, Inc. *	9,168	806,876

		78,301,088

Real Estate 2.9%
Alexandria Real Estate Equities, Inc.	4,585	311,413
American Campus Communities, Inc.	8,022	351,364
American Capital Agency Corp.	23,651	746,189
American Tower Corp.	27,504	2,060,875
Annaly Capital Management, Inc.	67,178	988,860
AvalonBay Communities, Inc.	6,645	875,744
Boston Properties, Inc.	10,314	1,058,526
BRE Properties, Inc.	5,178	251,910
Camden Property Trust	5,730	376,461
CBRE Group, Inc., Class A *	22,920	433,876
Chimera Investment Corp.	71,052	194,682
DDR Corp.	16,617	254,406
Digital Realty Trust, Inc.	8,542	551,301
Equity Residential	21,201	1,176,867
Essex Property Trust, Inc.	2,536	356,283
Federal Realty Investment Trust	4,584	476,919

 5

 Schwab U.S. Large-Cap ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
General Growth Properties, Inc.	31,180	603,957
HCP, Inc.	31,376	1,413,489
Health Care REIT, Inc.	17,763	1,046,063
Host Hotels & Resorts, Inc.	50,119	736,248
Jones Lang LaSalle, Inc.	3,438	281,950
Kimco Realty Corp.	28,120	541,591
Liberty Property Trust	8,022	279,406
Piedmont Office Realty Trust, Inc., Class A	11,638	205,411
Plum Creek Timber Co., Inc.	11,460	491,061
ProLogis, Inc.	32,088	1,089,067
Public Storage	9,971	1,402,321
Rayonier, Inc.	8,595	428,375
Realogy Holdings Corp. *	2,865	108,039
Realty Income Corp.	9,226	375,314
Regency Centers Corp.	6,303	295,295
Senior Housing Properties Trust	12,251	273,810
Simon Property Group, Inc.	21,028	3,198,990
SL Green Realty Corp.	6,226	469,316
Taubman Centers, Inc.	4,217	326,691
The Macerich Co.	9,053	511,494
UDR, Inc.	17,364	399,546
Ventas, Inc.	20,455	1,301,961
Vornado Realty Trust	11,744	897,594
Weyerhaeuser Co.	37,245	1,026,472

		28,169,137

Retailing 4.4%
Abercrombie & Fitch Co., Class A	5,730	262,950
Advance Auto Parts, Inc.	5,174	378,478
Amazon.com, Inc. *	25,212	6,354,685
American Eagle Outfitters, Inc.	12,234	259,361
AutoNation, Inc. *	2,402	93,534
AutoZone, Inc. *	2,562	983,219
Bed Bath & Beyond, Inc. *	16,072	943,748
Best Buy Co., Inc.	18,409	241,342
CarMax, Inc. *	15,492	561,740
Dick’s Sporting Goods, Inc.	6,727	353,235
Dillard’s, Inc., Class A	2,093	186,089
Dollar General Corp. *	18,468	923,400
Dollar Tree, Inc. *	16,072	670,845
Expedia, Inc.	6,361	393,491
Family Dollar Stores, Inc.	6,687	476,114
Foot Locker, Inc.	10,887	390,190
Genuine Parts Co.	10,934	711,694
GNC Holdings, Inc., Class A	5,479	192,477
Groupon, Inc. *(a)	16,776	70,291
J.C. Penney Co., Inc. (a)	10,345	185,589
Kohl’s Corp.	15,010	670,197
Liberty Interactive Corp., Series A *	35,888	692,638
Limited Brands, Inc.	16,528	861,935
LKQ Corp. *	20,628	452,166
Lowe’s Cos., Inc.	79,156	2,856,740
Macy’s, Inc.	27,930	1,080,891
Netflix, Inc. *(a)	4,011	327,739
Nordstrom, Inc.	10,887	588,878
O’Reilly Automotive, Inc. *	8,610	810,029
PetSmart, Inc.	7,462	527,265
Priceline.com, Inc. *	3,438	2,279,944
Ross Stores, Inc.	15,525	883,683
Sally Beauty Holdings, Inc. *	10,840	274,794
Sears Holdings Corp. *(a)	2,476	104,017
Signet Jewelers Ltd.	5,541	297,829
Staples, Inc.	46,823	547,829
Target Corp.	45,388	2,865,344
The Gap, Inc.	20,680	712,633
The Home Depot, Inc.	105,432	6,860,460
The TJX Cos., Inc.	51,029	2,262,626
Tiffany & Co.	8,281	488,413
Tractor Supply Co.	4,826	432,506
TripAdvisor, Inc. *	7,623	291,122
Ulta Salon, Cosmetics & Fragrance, Inc.	4,011	402,223
Urban Outfitters, Inc. *	7,536	284,107
Williams-Sonoma, Inc.	6,010	272,013

		42,760,493

Semiconductors & Semiconductor Equipment 1.9%
Advanced Micro Devices, Inc. *(a)	40,683	89,503
Altera Corp.	22,449	727,123
Analog Devices, Inc.	20,647	838,268
Applied Materials, Inc.	85,797	920,602
Atmel Corp. *	30,970	173,122
Broadcom Corp., Class A *	35,700	1,155,966
Cree, Inc. *	8,038	259,708
Intel Corp.	347,033	6,791,436
KLA-Tencor Corp.	11,497	522,769
Lam Research Corp. *	12,690	445,673
Linear Technology Corp.	15,953	529,480
LSI Corp. *	39,577	266,749
Marvell Technology Group Ltd.	33,807	286,683
Maxim Integrated Products, Inc.	20,379	594,863
Microchip Technology, Inc.	13,212	401,909
Micron Technology, Inc. *	68,760	411,185
NVIDIA Corp.	42,402	507,976
ON Semiconductor Corp. *	30,369	201,346
Skyworks Solutions, Inc. *	13,752	311,483
Texas Instruments, Inc.	78,869	2,324,269
Xilinx, Inc.	18,380	636,867

		18,396,980

Software & Services 9.5%
Accenture plc, Class A	44,011	2,989,227
Activision Blizzard, Inc.	29,003	331,794
Adobe Systems, Inc. *	34,174	1,182,762
Akamai Technologies, Inc. *	12,606	461,632
Alliance Data Systems Corp. *	3,438	489,881
ANSYS, Inc. *	6,313	418,741
Autodesk, Inc. *	15,471	512,554
Automatic Data Processing, Inc.	33,618	1,908,158
BMC Software, Inc. *	10,332	423,199
Broadridge Financial Solutions, Inc.	8,642	204,038
CA, Inc.	23,692	525,015
Citrix Systems, Inc. *	13,179	806,028
Cognizant Technology Solutions Corp., Class A *	20,670	1,389,644
Computer Sciences Corp.	10,404	395,976
Concur Technologies, Inc. *	3,155	207,315
eBay, Inc. *	80,452	4,249,475
Electronic Arts, Inc. *	23,140	342,703
Equinix, Inc. *	3,438	638,643

6

 Schwab U.S. Large-Cap ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Facebook, Inc., Class A *	34,133	955,724
FactSet Research Systems, Inc.	2,935	271,165
Fidelity National Information Services, Inc.	17,853	644,493
Fiserv, Inc. *	9,319	717,470
Fortinet, Inc. *	9,065	181,119
Gartner, Inc. *	6,441	308,395
Genpact Ltd.	9,242	148,334
Global Payments, Inc.	6,303	276,765
Google, Inc., Class A *	18,460	12,891,910
IAC/InterActiveCorp	5,557	262,012
Informatica Corp. *	7,449	200,155
International Business Machines Corp.	74,533	14,166,487
Intuit, Inc.	18,994	1,137,930
LinkedIn Corp., Class A *	4,592	496,579
MasterCard, Inc., Class A	7,469	3,649,951
MICROS Systems, Inc. *	5,579	242,463
Microsoft Corp.	526,014	14,002,493
NetSuite, Inc. *	1,893	112,861
Nuance Communications, Inc. *	17,033	378,814
Oracle Corp.	266,445	8,552,884
Paychex, Inc.	22,347	727,171
Rackspace Hosting, Inc. *	7,491	517,778
Red Hat, Inc. *	13,221	653,117
SAIC, Inc.	19,628	226,311
Salesforce.com, Inc. *	8,895	1,402,475
ServiceNow, Inc. *(a)	1,094	35,697
SolarWinds, Inc. *	4,217	236,278
Solera Holdings, Inc.	4,631	239,701
Symantec Corp. *	48,731	914,193
Synopsys, Inc. *	10,372	340,202
Teradata Corp. *	11,602	690,087
TIBCO Software, Inc. *	10,498	262,975
Total System Services, Inc.	11,201	245,862
Vantiv, Inc., Class A *	3,438	74,501
VeriFone Systems, Inc. *	7,449	226,375
VeriSign, Inc. *	11,006	375,635
Visa, Inc., Class A	36,672	5,490,165
VMware, Inc., Class A *	5,948	540,971
Western Union Co.	41,507	523,403
Yahoo!, Inc. *	72,354	1,358,085

		92,155,771

Technology Hardware & Equipment 7.3%
Amphenol Corp., Class A	10,957	678,457
Apple, Inc.	65,322	38,231,660
Arrow Electronics, Inc. *	7,449	277,550
Avnet, Inc. *	9,741	285,314
Cisco Systems, Inc.	367,008	6,940,121
Corning, Inc.	103,335	1,263,787
Dell, Inc.	101,120	974,797
Dolby Laboratories, Inc., Class A *	3,512	117,195
EMC Corp. *	146,688	3,640,796
F5 Networks, Inc. *	5,399	505,778
FLIR Systems, Inc.	10,891	222,176
Harris Corp.	8,029	378,407
Hewlett-Packard Co.	136,410	1,771,966
Jabil Circuit, Inc.	13,179	250,401
JDS Uniphase Corp. *	15,819	191,884
Juniper Networks, Inc. *	36,526	656,738
Molex, Inc.	9,996	263,694
Motorola Solutions, Inc.	19,866	1,081,704
NCR Corp. *	10,934	261,651
NetApp, Inc. *	25,212	799,473
Palo Alto Networks, Inc. *(a)	573	31,183
QUALCOMM, Inc.	119,184	7,582,486
Riverbed Technology, Inc. *	10,556	188,952
SanDisk Corp. *	16,617	649,725
Seagate Technology plc	24,466	614,097
TE Connectivity Ltd.	30,942	1,088,849
Trimble Navigation Ltd. *	8,599	478,448
Western Digital Corp.	15,322	512,368
Xerox Corp.	90,664	617,422

		70,557,079

Telecommunication Services 2.9%
AT&T, Inc.	401,673	13,709,099
CenturyLink, Inc.	43,136	1,675,402
Crown Castle International Corp. *	20,361	1,374,775
Frontier Communications Corp. (a)	71,090	341,943
Level 3 Communications, Inc. *	10,887	205,329
MetroPCS Communications, Inc. *	21,612	230,168
SBA Communications Corp., Class A *	8,595	591,508
Sprint Nextel Corp. *	207,469	1,188,797
Telephone & Data Systems, Inc.	6,906	158,907
United States Cellular Corp. *	1,214	42,308
Verizon Communications, Inc.	197,632	8,719,524
Windstream Corp. (a)	40,110	336,122

		28,573,882

Transportation 1.7%
C.H. Robinson Worldwide, Inc.	11,460	707,540
CSX Corp.	72,807	1,438,666
Delta Air Lines, Inc. *	58,013	580,130
Expeditors International of Washington, Inc.	14,902	557,633
FedEx Corp.	20,297	1,817,190
Hertz Global Holdings, Inc. *	20,725	324,139
J.B. Hunt Transport Services, Inc.	6,243	371,146
Kansas City Southern	7,510	586,907
Norfolk Southern Corp.	22,158	1,337,900
Southwest Airlines Co.	51,515	490,938
Union Pacific Corp.	32,861	4,034,674
United Continental Holdings, Inc. *	22,923	463,503
United Parcel Service, Inc., Class B	49,804	3,641,171

		16,351,537

Utilities 3.6%
AGL Resources, Inc.	8,052	313,867
Alliant Energy Corp.	7,615	341,304
Ameren Corp.	16,621	498,131
American Electric Power Co., Inc.	33,807	1,441,869
American Water Works Co., Inc.	12,052	460,025
Aqua America, Inc.	9,741	248,785
Atmos Energy Corp.	6,303	220,668
Calpine Corp. *	26,653	460,031
CenterPoint Energy, Inc.	29,586	583,732
CMS Energy Corp.	18,189	444,357

 7

 Schwab U.S. Large-Cap ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Consolidated Edison, Inc.	20,628	1,150,836
Dominion Resources, Inc.	40,110	2,050,022
DTE Energy Co.	11,907	721,326
Duke Energy Corp.	48,871	3,118,947
Edison International	22,567	1,026,347
Entergy Corp.	12,175	773,600
Exelon Corp.	59,592	1,800,870
FirstEnergy Corp.	29,034	1,232,784
Integrys Energy Group, Inc.	5,266	279,993
ITC Holdings Corp.	3,438	270,055
MDU Resources Group, Inc.	13,111	271,660
National Fuel Gas Co.	5,772	300,606
NextEra Energy, Inc.	29,796	2,047,283
NiSource, Inc.	19,482	470,880
Northeast Utilities	21,850	846,469
NRG Energy, Inc.	15,310	323,041
NV Energy, Inc.	16,087	294,875
OGE Energy Corp.	6,888	393,512
ONEOK, Inc.	14,898	668,473
Pepco Holdings, Inc.	15,518	306,325
PG&E Corp.	29,796	1,220,146
Pinnacle West Capital Corp.	7,464	384,098
PPL Corp.	41,829	1,227,681
Public Service Enterprise Group, Inc.	35,209	1,059,439
Questar Corp.	12,134	238,069
SCANA Corp.	9,053	419,516
Sempra Energy	16,044	1,097,731
TECO Energy, Inc.	13,799	231,961
The AES Corp.	44,694	476,885
The Southern Co.	60,844	2,649,756
UGI Corp.	8,022	266,491
Westar Energy, Inc.	8,679	249,087
Wisconsin Energy Corp.	16,044	602,131
Xcel Energy, Inc.	33,807	914,479

		34,398,143

Total Common Stock
(Cost $860,699,479)		965,067,342

Other Investment Company 0.1% of net assets

Money Market Fund 0.1%
State Street Institutional U.S. Government Money Market Fund	484,982	484,982

Total Other Investment Company
(Cost $484,982)		484,982

End of Investments

Collateral Invested for Securities on Loan 0.1% of net assets

State Street Institutional U.S. Government Money Market Fund	1,363,187	1,363,187

Total Collateral Invested for Securities on Loan
(Cost $1,363,187)		1,363,187

End of Collateral Invested for Securities on Loan

At 11/30/12, the tax basis cost of the fund’s investments was $861,839,624 and the unrealized appreciation and depreciation were $139,042,825 and ($35,330,125), respectively, with a et unrealized appreciation of $103,712,700.

*	Non-income producing security.
(a)	All or a portion of this security is on loan.
(b)	Issuer is affiliated with the fund’s adviser.

Reg’d —	Registered
REIT —	Real Estate Investment Trust

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: valued at the closing value for the day, or, on days when no closing value has been reported at halfway between the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a

8

 Schwab U.S. Large-Cap ETF

Portfolio Holdings (Unaudited) continued

price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the procedures.

•	Short-term securities (60 days or less to maturity): valued at amortized cost, which approximates market value.

•	Underlying funds: valued at their respective net asset values.

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

 9

 Schwab U.S. Large-Cap ETF

Portfolio Holdings (Unaudited) continued

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of November 30, 2012:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock[1]	$965,067,342	$—	$—	$965,067,342
Other Investment Company[1]	484,982	—	—	484,982

Total	$965,552,324	$—	$—	$965,552,324

Other Financial Instruments
Collateral Invested for Securities on Loan	$1,363,187	$—	$—	$1,363,187

[1]	As categorized in Portfolio Holdings.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Balance		Change in					Balance
	as of	Realized	Unrealized			Gross	Gross	as of
	August 31,	Gains	Gains	Gross	Gross	Transfers	Transfers	November 30,
Investments in Securities	2012	(Losses)	(Losses)	Purchases	Sales	in	out	2012

Rights	$—	$1,451	$4,000	$17,332	($22,783)	$—	$—	$—

Total	$—	$1,451	$4,000	$17,332	($22,783)	$—	$—	$—

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended November 30, 2012.

REG54092NOV12

10

Schwab Strategic Trust
Schwab U.S. Large-Cap Growth ETF™

Portfolio Holdings as of November 30, 2012 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

99.7%	Common Stock	463,718,653	515,344,868
0.1%	Other Investment Company	399,363	399,363

99.8%	Total Investments	464,118,016	515,744,231
0.2%	Collateral Invested for Securities on Loan	845,451	845,451
—%	Other Assets and Liabilities, Net		(35,068)

100.0%	Net Assets		516,554,614

	Number	Value
Security	of Shares	($)

Common Stock 99.7% of net assets

Automobiles & Components 0.4%
Allison Transmission Holdings, Inc. (a)	2,325	48,337
BorgWarner, Inc. *	8,634	572,434
Johnson Controls, Inc.	51,956	1,430,868

		2,051,639

Banks 0.3%
CIT Group, Inc. *	15,100	559,455
SunTrust Banks, Inc.	40,899	1,110,408

		1,669,863

Capital Goods 7.0%
AGCO Corp. *	7,288	336,341
AMETEK, Inc.	19,026	710,241
B/E Aerospace, Inc. *	7,874	372,913
Caterpillar, Inc.	49,827	4,247,253
Cooper Industries plc	120	8,940
Cummins, Inc.	13,488	1,323,982
Danaher Corp.	44,405	2,396,538
Deere & Co.	29,757	2,501,076
Donaldson Co., Inc.	10,304	346,008
Dover Corp.	13,897	883,710
Emerson Electric Co.	55,209	2,773,148
Fastenal Co.	20,495	856,896
Flowserve Corp.	3,902	540,622
Fluor Corp.	12,717	675,018
Fortune Brands Home & Security, Inc. *	12,191	365,608
Gardner Denver, Inc.	3,713	259,353
Illinois Tool Works, Inc.	32,761	2,017,095
Jacobs Engineering Group, Inc. *	9,697	396,995
Joy Global, Inc.	8,154	464,696
KBR, Inc.	11,356	315,697
Lincoln Electric Holdings, Inc.	6,416	304,824
MSC Industrial Direct Co., Inc., Class A	3,566	259,106
PACCAR, Inc.	26,843	1,179,481
Pall Corp.	8,788	522,710
Pentair Ltd. - Reg’d	16,308	790,775
Precision Castparts Corp.	11,061	2,028,477
Quanta Services, Inc. *	16,142	417,432
Rockwell Collins, Inc.	10,787	616,801
Roper Industries, Inc.	7,437	829,449
Spirit AeroSystems Holdings, Inc., Class A *	8,349	131,497
SPX Corp.	3,940	268,393
Stanley Black & Decker, Inc.	12,762	917,715
Textron, Inc.	21,209	498,199
The Babcock & Wilcox Co.	8,872	223,486
The Boeing Co.	51,938	3,857,955
TransDigm Group, Inc.	3,411	463,964
W.W. Grainger, Inc.	4,530	878,911
Xylem, Inc.	13,989	364,973

		36,346,278

Commercial & Professional Services 0.7%
Copart, Inc. *	8,249	249,202
Equifax, Inc.	9,107	466,643
IHS, Inc., Class A *	3,791	349,303
Nielsen Holdings N.V. *	9,346	264,679
Robert Half International, Inc.	11,018	311,369
Stericycle, Inc. *	6,431	601,106
The Dun & Bradstreet Corp.	3,423	271,033
Towers Watson & Co., Class A	4,230	223,682
Verisk Analytics, Inc., Class A *	10,872	541,860
Waste Connections, Inc.	9,384	308,921

		3,587,798

Consumer Durables & Apparel 1.7%
Coach, Inc.	21,653	1,252,410
Fossil, Inc. *	4,228	365,468
Jarden Corp.	5,747	304,074
Michael Kors Holdings Ltd. *	8,653	459,907
Mohawk Industries, Inc. *	4,443	382,054
NIKE, Inc., Class B	27,951	2,724,664
NVR, Inc. *	358	322,143
PVH Corp.	5,334	611,223
Ralph Lauren Corp.	4,619	725,599
Toll Brothers, Inc. *	11,772	374,820
Under Armour, Inc., Class A *	6,333	328,239
VF Corp.	6,644	1,066,428

		8,917,029

Consumer Services 2.1%
Apollo Group, Inc., Class A *	7,646	146,727
Burger King Worldwide, Inc.	4,742	81,278
Chipotle Mexican Grill, Inc. *	2,416	637,292
Dunkin’ Brands Group, Inc.	5,548	176,537

 1

 Schwab U.S. Large-Cap Growth ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Hyatt Hotels Corp., Class A *	4,293	156,695
Las Vegas Sands Corp.	26,907	1,255,212
Marriott International, Inc., Class A	19,118	693,792
MGM Resorts International *	28,179	286,017
Panera Bread Co., Class A *	2,090	335,445
Penn National Gaming, Inc. *	5,134	260,910
Starbucks Corp.	57,749	2,995,441
Starwood Hotels & Resorts Worldwide, Inc.	15,100	814,796
Weight Watchers International, Inc. (a)	2,023	105,115
Wynn Resorts Ltd.	6,016	676,198
Yum! Brands, Inc.	35,026	2,349,544

		10,970,999

Diversified Financials 2.4%
Affiliated Managers Group, Inc. *	3,940	507,748
Ameriprise Financial, Inc.	15,960	968,293
BlackRock, Inc.	9,730	1,917,199
Discover Financial Services	39,140	1,628,615
Franklin Resources, Inc.	10,473	1,382,646
IntercontinentalExchange, Inc. *	5,525	730,129
Leucadia National Corp.	14,982	331,851
Moody’s Corp.	15,100	733,558
MSCI, Inc. *	9,145	265,205
State Street Corp.	36,374	1,616,461
T. Rowe Price Group, Inc.	19,393	1,254,145
The Charles Schwab Corp. (b)	83,250	1,090,575

		12,426,425

Energy 9.2%
Anadarko Petroleum Corp.	38,348	2,806,690
Baker Hughes, Inc.	33,824	1,459,506
Cabot Oil & Gas Corp.	15,834	745,781
Cameron International Corp. *	18,689	1,008,272
Cimarex Energy Co.	6,644	399,437
Concho Resources, Inc. *	7,879	632,368
CONSOL Energy, Inc.	17,243	540,568
Continental Resources, Inc. *	4,204	288,815
Denbury Resources, Inc. *	29,696	458,209
Diamond Offshore Drilling, Inc.	5,234	361,146
Ensco plc, Class A	17,654	1,027,992
EOG Resources, Inc.	20,604	2,423,442
EQT Corp.	11,352	681,801
FMC Technologies, Inc. *	18,096	739,403
Halliburton Co.	71,263	2,376,621
Helmerich & Payne, Inc.	8,052	420,314
Hess Corp.	22,593	1,120,839
HollyFrontier Corp.	15,435	699,669
Kinder Morgan, Inc.	48,018	1,623,489
Marathon Petroleum Corp.	25,646	1,526,963
Murphy Oil Corp.	14,009	794,871
Nabors Industries Ltd. *	22,118	325,135
National-Oilwell Varco, Inc.	32,422	2,214,423
Newfield Exploration Co. *	10,268	249,923
Noble Corp.	19,221	662,932
Noble Energy, Inc.	13,466	1,316,301
Occidental Petroleum Corp.	61,910	4,656,251
Oceaneering International, Inc.	8,186	431,238
Oil States International, Inc. *	4,126	291,791
Peabody Energy Corp.	20,643	518,346
Pioneer Natural Resources Co.	9,362	1,001,734
Plains Exploration & Production Co. *	9,966	355,786
QEP Resources, Inc.	13,362	375,739
Range Resources Corp.	12,382	792,696
Rowan Cos. plc, Class A *	9,531	302,419
SandRidge Energy, Inc. *(a)	26,423	154,575
Schlumberger Ltd.	101,170	7,245,795
SM Energy Co.	4,854	241,195
Southwestern Energy Co. *	26,405	916,518
Superior Energy Services, Inc. *	11,934	242,380
Tesoro Corp.	10,655	450,493
Transocean Ltd.	27,778	1,283,344
Ultra Petroleum Corp. *(a)	11,499	230,555
Weatherford International Ltd. *	57,694	600,594
Whiting Petroleum Corp. *	8,834	370,498
WPX Energy, Inc. *	14,798	233,660

		47,600,517

Food & Staples Retailing 4.0%
Costco Wholesale Corp.	32,804	3,411,288
CVS Caremark Corp.	97,537	4,536,446
Wal-Mart Stores, Inc.	128,048	9,222,017
Walgreen Co.	65,064	2,206,320
Whole Foods Market, Inc.	13,048	1,218,161

		20,594,232

Food, Beverage & Tobacco 2.6%
Brown-Forman Corp., Class B	11,533	809,386
Bunge Ltd.	11,174	817,490
Green Mountain Coffee Roasters, Inc. *(a)	9,805	359,549
Lorillard, Inc.	9,966	1,207,480
Mead Johnson Nutrition Co.	15,491	1,056,331
Monster Beverage Corp. *	11,452	596,077
PepsiCo, Inc.	118,680	8,332,523
Ralcorp Holdings, Inc. *	4,228	376,884

		13,555,720

Health Care Equipment & Services 6.8%
Aetna, Inc.	25,424	1,098,062
AMERIGROUP Corp. *	3,656	335,694
AmerisourceBergen Corp.	19,072	805,220
Baxter International, Inc.	41,972	2,781,484
Becton, Dickinson & Co.	15,122	1,159,404
C.R. Bard, Inc.	5,916	585,743
CareFusion Corp. *	17,818	497,479
Cerner Corp. *	10,961	846,408
Coventry Health Care, Inc.	10,170	444,226
Covidien plc	36,443	2,117,703
DaVita HealthCare Partners, Inc. *	6,342	684,936
DENTSPLY International, Inc.	10,894	432,492
Edwards Lifesciences Corp. *	8,758	759,932
Express Scripts Holding Co. *	61,608	3,317,591
HCA Holdings, Inc.	12,597	399,955
Henry Schein, Inc. *	6,769	546,732
Hologic, Inc. *	20,058	382,707
IDEXX Laboratories, Inc. *	4,242	396,500
Intuitive Surgical, Inc. *	3,020	1,597,580

2

 Schwab U.S. Large-Cap Growth ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Laboratory Corp. of America Holdings *	7,263	614,377
McKesson Corp.	17,907	1,691,674
Medtronic, Inc.	77,513	3,264,072
Omnicare, Inc.	9,060	328,334
Patterson Cos., Inc.	6,445	219,774
Quest Diagnostics, Inc.	12,080	697,982
ResMed, Inc.	10,786	443,197
St. Jude Medical, Inc.	23,816	816,412
Stryker Corp.	21,991	1,191,032
The Cooper Cos., Inc.	3,656	347,101
UnitedHealth Group, Inc.	79,115	4,303,065
Universal Health Services, Inc., Class B	6,627	298,679
Varian Medical Systems, Inc. *	8,486	586,892
Zimmer Holdings, Inc.	13,212	871,596

		34,864,035

Household & Personal Products 1.2%
Church & Dwight Co., Inc.	10,570	572,365
Colgate-Palmolive Co.	34,123	3,702,345
Energizer Holdings, Inc.	4,939	393,935
Herbalife Ltd.	8,474	389,550
The Estee Lauder Cos., Inc., Class A	18,191	1,059,626

		6,117,821

Insurance 3.4%
Alleghany Corp. *	1,308	459,108
Axis Capital Holdings Ltd.	9,014	324,234
Berkshire Hathaway, Inc., Class B *	139,823	12,315,610
Erie Indemnity Co., Class A	1,901	135,503
Everest Re Group Ltd.	3,937	427,046
Loews Corp.	23,757	971,186
Markel Corp. *	717	343,443
PartnerRe Ltd.	4,808	398,487
RenaissanceRe Holdings Ltd.	3,948	326,737
The Progressive Corp.	42,602	905,293
White Mountains Insurance Group Ltd.	428	220,531
XL Group plc	23,197	564,383

		17,391,561

Materials 4.5%
Airgas, Inc.	5,234	463,575
Albemarle Corp.	6,666	398,560
Allied Nevada Gold Corp. *	6,362	207,083
AptarGroup, Inc.	5,047	240,591
Ashland, Inc.	5,455	386,869
Ball Corp.	11,729	524,169
CF Industries Holdings, Inc.	4,832	1,034,193
Cliffs Natural Resources, Inc.	10,909	313,634
Crown Holdings, Inc. *	11,515	430,085
Ecolab, Inc.	20,021	1,443,114
FMC Corp.	10,446	579,335
Freeport-McMoRan Copper & Gold, Inc.	72,773	2,838,875
LyondellBasell Industries N.V., Class A	25,755	1,280,796
Monsanto Co.	40,764	3,733,575
Newmont Mining Corp.	38,052	1,791,869
Nucor Corp.	24,062	990,873
Praxair, Inc.	22,626	2,425,733
Reliance Steel & Aluminum Co.	5,738	323,623
Rock-Tenn Co., Class A	5,436	353,557
Royal Gold, Inc.	4,850	391,686
Sigma-Aldrich Corp.	9,154	663,848
The Mosaic Co.	21,042	1,137,531
The Sherwin-Williams Co.	6,481	988,482
W.R. Grace & Co. *	5,321	348,366

		23,290,022

Media 3.8%
AMC Networks, Inc., Class A *	4,832	254,936
Charter Communications, Inc., Class A *	3,433	243,228
Comcast Corp., Class A	203,850	7,579,143
DIRECTV *	47,728	2,372,082
Discovery Communications, Inc., Series A *	18,791	1,135,164
DISH Network Corp., Class A	17,310	641,162
John Wiley & Sons, Inc., Class A	3,557	151,884
Liberty Global, Inc., Series A *	18,959	1,062,462
Liberty Media Corp. - Liberty Capital, Series A *	8,475	932,165
Scripps Networks Interactive, Inc., Class A	6,544	386,358
Sirius XM Radio, Inc. *	248,848	691,798
The Washington Post Co., Class B	353	129,572
Time Warner Cable, Inc.	23,550	2,234,660
Viacom, Inc., Class B	36,533	1,885,468

		19,700,082

Pharmaceuticals, Biotechnology & Life Sciences 5.9%
Agilent Technologies, Inc.	27,180	1,040,722
Alexion Pharmaceuticals, Inc. *	14,685	1,410,054
Allergan, Inc.	23,553	2,184,541
Amgen, Inc.	58,890	5,229,432
Biogen Idec, Inc. *	17,958	2,677,358
BioMarin Pharmaceutical, Inc. *	9,403	456,986
Celgene Corp. *	32,799	2,577,673
Covance, Inc. *	4,233	241,323
Endo Health Solutions, Inc. *	8,797	252,122
Forest Laboratories, Inc. *	17,754	629,557
Gilead Sciences, Inc. *	57,679	4,325,925
Hospira, Inc. *	12,423	370,205
Illumina, Inc. *	9,397	504,713
Life Technologies Corp. *	13,353	658,970
Mettler-Toledo International, Inc. *	2,312	432,552
Mylan, Inc. *	30,843	838,313
Onyx Pharmaceuticals, Inc. *	4,908	370,407
Perrigo Co.	6,644	687,654
Pharmacyclics, Inc. *	3,756	199,256
Regeneron Pharmaceuticals, Inc. *	5,738	1,013,044
Techne Corp.	2,718	192,706
Thermo Fisher Scientific, Inc.	27,749	1,763,449
United Therapeutics Corp. *	3,627	190,599
Vertex Pharmaceuticals, Inc. *	16,419	653,312
Warner Chilcott plc, Class A	13,139	153,201
Waters Corp. *	6,658	562,934
Watson Pharmaceuticals, Inc. *	9,704	854,049

		30,471,057

 3

 Schwab U.S. Large-Cap Growth ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Real Estate 3.2%
Alexandria Real Estate Equities, Inc.	4,832	328,189
American Campus Communities, Inc.	8,154	357,145
American Tower Corp.	29,987	2,246,926
AvalonBay Communities, Inc.	7,348	968,393
Boston Properties, Inc.	11,476	1,177,782
BRE Properties, Inc.	5,738	279,154
CBRE Group, Inc., Class A *	22,895	433,402
Digital Realty Trust, Inc.	9,362	604,224
Essex Property Trust, Inc.	2,718	381,852
Federal Realty Investment Trust	4,832	502,721
Host Hotels & Resorts, Inc.	54,907	806,584
Jones Lang LaSalle, Inc.	3,322	272,437
Public Storage	10,972	1,543,102
Realogy Holdings Corp. *	3,917	147,710
Simon Property Group, Inc.	23,049	3,506,444
SL Green Realty Corp.	6,946	523,590
Taubman Centers, Inc.	4,695	363,722
The Macerich Co.	10,268	580,142
Ventas, Inc.	22,462	1,429,706

		16,453,225

Retailing 6.0%
Advance Auto Parts, Inc.	5,525	404,154
Amazon.com, Inc. *	27,493	6,929,611
AutoZone, Inc. *	2,855	1,095,663
Bed Bath & Beyond, Inc. *	17,594	1,033,120
CarMax, Inc. *	17,272	626,283
Dick’s Sporting Goods, Inc.	7,329	384,846
Dollar General Corp. *	20,172	1,008,600
Dollar Tree, Inc. *	17,481	729,657
Family Dollar Stores, Inc.	7,410	527,592
Groupon, Inc. *(a)	20,369	85,346
J.C. Penney Co., Inc. (a)	10,855	194,739
Kohl’s Corp.	16,375	731,144
LKQ Corp. *	23,556	516,347
Lowe’s Cos., Inc.	87,278	3,149,863
Netflix, Inc. *(a)	4,228	345,470
Nordstrom, Inc.	11,584	626,578
O’Reilly Automotive, Inc. *	9,025	849,072
PetSmart, Inc.	8,453	597,289
Priceline.com, Inc. *	3,805	2,523,324
Ross Stores, Inc.	16,990	967,071
Sally Beauty Holdings, Inc. *	11,716	297,001
Sears Holdings Corp. *(a)	2,796	117,460
Target Corp.	50,126	3,164,454
The TJX Cos., Inc.	55,937	2,480,246
Tiffany & Co.	8,996	530,584
Tractor Supply Co.	5,453	488,698
Ulta Salon, Cosmetics & Fragrance, Inc.	4,494	450,658
Urban Outfitters, Inc. *	8,262	311,477

		31,166,347

Semiconductors & Semiconductor Equipment 1.0%
Altera Corp.	24,341	788,405
Atmel Corp. *	33,046	184,727
Broadcom Corp., Class A *	39,046	1,264,310
Cree, Inc. *	8,834	285,427
Lam Research Corp. *	13,824	485,499
Marvell Technology Group Ltd.	37,579	318,670
NVIDIA Corp.	47,044	563,587
Skyworks Solutions, Inc. *	14,496	328,334
Xilinx, Inc.	19,999	692,965

		4,911,924

Software & Services 15.5%
Accenture plc, Class A	48,220	3,275,102
Activision Blizzard, Inc.	32,348	370,061
Adobe Systems, Inc. *	37,313	1,291,403
Akamai Technologies, Inc. *	13,637	499,387
Alliance Data Systems Corp. *	3,813	543,314
ANSYS, Inc. *	7,035	466,632
Autodesk, Inc. *	17,321	573,845
Automatic Data Processing, Inc.	36,798	2,088,654
BMC Software, Inc. *	11,050	452,608
Citrix Systems, Inc. *	14,170	866,637
Cognizant Technology Solutions Corp., Class A *	22,705	1,526,457
Concur Technologies, Inc. *	3,443	226,240
eBay, Inc. *	88,480	4,673,514
Electronic Arts, Inc. *	24,138	357,484
Equinix, Inc. *	3,624	673,194
Facebook, Inc., Class A *	37,402	1,047,256
FactSet Research Systems, Inc.	3,109	287,241
Fidelity National Information Services, Inc.	19,630	708,643
Fiserv, Inc. *	10,244	788,686
Fortinet, Inc. *	9,916	198,122
Gartner, Inc. *	7,099	339,900
Genpact Ltd.	10,147	162,859
Global Payments, Inc.	6,071	266,578
Google, Inc., Class A *	20,223	14,123,136
IAC/InterActiveCorp	6,080	286,672
Informatica Corp. *	9,060	243,442
Intuit, Inc.	21,140	1,266,497
LinkedIn Corp., Class A *	5,032	544,160
MasterCard, Inc., Class A	8,184	3,999,357
MICROS Systems, Inc. *	6,060	263,368
Microsoft Corp.	575,896	15,330,352
NetSuite, Inc. *	2,078	123,890
Nuance Communications, Inc. *	18,746	416,911
Oracle Corp.	290,222	9,316,126
Rackspace Hosting, Inc. *	8,221	568,236
Red Hat, Inc. *	14,533	717,930
Salesforce.com, Inc. *	9,664	1,523,723
ServiceNow, Inc. *(a)	906	29,563
SolarWinds, Inc. *	4,595	257,458
Solera Holdings, Inc.	5,304	274,535
Symantec Corp. *	53,362	1,001,071
Synopsys, Inc. *	11,281	370,017
Teradata Corp. *	12,773	759,738
TIBCO Software, Inc. *	11,732	293,887
Vantiv, Inc., Class A *	3,242	70,254
VeriFone Systems, Inc. *	8,154	247,800
Visa, Inc., Class A	39,864	5,968,039
VMware, Inc., Class A *	6,486	589,902

		80,269,881

4

 Schwab U.S. Large-Cap Growth ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Technology Hardware & Equipment 13.9%
Amphenol Corp., Class A	12,258	759,015
Apple, Inc.	71,495	41,844,594
Arrow Electronics, Inc. *	8,758	326,323
Cisco Systems, Inc.	403,774	7,635,366
Corning, Inc.	113,116	1,383,409
Dell, Inc.	110,613	1,066,309
Dolby Laboratories, Inc., Class A *	3,637	121,367
EMC Corp. *	159,355	3,955,191
F5 Networks, Inc. *	6,061	567,795
FLIR Systems, Inc.	11,818	241,087
Hewlett-Packard Co.	149,319	1,939,654
JDS Uniphase Corp. *	17,516	212,469
Juniper Networks, Inc. *	40,304	724,666
NetApp, Inc. *	27,451	870,471
Palo Alto Networks, Inc. *(a)	391	21,278
QUALCOMM, Inc.	129,860	8,261,693
Riverbed Technology, Inc. *	11,379	203,684
SanDisk Corp. *	18,380	718,658
Trimble Navigation Ltd. *	9,540	530,806
Western Digital Corp.	16,937	566,373

		71,950,208

Telecommunication Services 0.5%
Crown Castle International Corp. *	22,212	1,499,754
Level 3 Communications, Inc. *	12,125	228,678
MetroPCS Communications, Inc. *	24,043	256,058
SBA Communications Corp., Class A *	9,664	665,076
United States Cellular Corp. *	1,062	37,011

		2,686,577

Transportation 3.1%
C.H. Robinson Worldwide, Inc.	12,212	753,969
CSX Corp.	78,942	1,559,894
Delta Air Lines, Inc. *	64,536	645,360
Expeditors International of Washington, Inc.	15,937	596,363
FedEx Corp.	22,348	2,000,816
Hertz Global Holdings, Inc. *	22,714	355,247
J.B. Hunt Transport Services, Inc.	6,911	410,859
Kansas City Southern	8,456	660,836
Southwest Airlines Co.	56,476	538,216
Union Pacific Corp.	36,016	4,422,045
United Parcel Service, Inc., Class B	54,958	4,017,979

		15,961,584

Utilities 0.5%
Calpine Corp. *	29,403	507,496
ITC Holdings Corp.	3,940	309,487
NRG Energy, Inc.	17,578	370,896
ONEOK, Inc.	15,585	699,299
The AES Corp.	47,129	502,866

		2,390,044

Total Common Stock
(Cost $463,718,653)		515,344,868

Other Investment Company 0.1% of net assets

Money Market Fund 0.1%
State Street Institutional U.S. Government Money Market Fund	399,363	399,363

Total Other Investment Company
(Cost $399,363)		399,363

End of Investments

Collateral Invested for Securities on Loan 0.2% of net assets

State Street Institutional U.S. Government Money Market Fund	845,451	845,451

Total Collateral Invested for Securities on Loan
(Cost $845,451)		845,451

End of Collateral Invested for Securities on Loan

At 11/30/12, the tax basis cost of the fund’s investments was $464,392,267 and the unrealized appreciation and depreciation were $72,581,368 and ($21,229,404), respectively, with a net unrealized appreciation of $51,351,964.

*	Non-income producing security.
(a)	All or a portion of this security is on loan.
(b)	Issuer is affiliated with the fund’s adviser.

Reg’d —	Registered

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

 5

 Schwab U.S. Large-Cap Growth ETF

Portfolio Holdings (Unaudited) continued

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: valued at the closing value for the day, or, on days when no closing value has been reported at halfway between the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the procedures.

•	Short-term securities (60 days or less to maturity): valued at amortized cost, which approximates market value.

•	Underlying funds: valued at their respective net asset values.

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

6

 Schwab U.S. Large-Cap Growth ETF

Portfolio Holdings (Unaudited) continued

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of November 30, 2012:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock[1]	$515,344,868	$—	$—	$515,344,868
Other Investment Company[1]	399,363	—	—	399,363

Total	$515,744,231	$—	$—	$515,744,231

Other Financial Instruments
Collateral Invested for Securities on Loan	$845,451	$—	$—	$845,451

[1]	As categorized in Portfolio Holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended November 30, 2012.

REG56689NOV12

 7

Schwab Strategic Trust
Schwab U.S. Large-Cap Value ETF™

Portfolio Holdings as of November 30, 2012 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

99.7%	Common Stock	381,477,923	408,786,667
0.0%	Other Investment Company	165,346	165,346

99.7%	Total Investments	381,643,269	408,952,013
0.1%	Collateral Invested for Securities on Loan	579,289	579,289
0.2%	Other Assets and Liabilities, Net		671,504

100.0%	Net Assets		410,202,806

	Number	Value
Security	of Shares	($)

Common Stock 99.7% of net assets

Automobiles & Components 1.2%
Ford Motor Co.	218,009	2,496,203
General Motors Co. *	43,934	1,137,012
Gentex Corp.	8,200	145,550
Harley-Davidson, Inc.	13,068	613,673
Lear Corp.	5,912	258,177
The Goodyear Tire & Rubber Co. *	13,986	176,224
TRW Automotive Holdings Corp. *	6,003	303,992

		5,130,831

Banks 5.0%
BB&T Corp.	40,127	1,130,378
BOK Financial Corp.	1,458	80,248
City National Corp.	2,671	130,051
Comerica, Inc.	11,084	327,975
Commerce Bancshares, Inc.	4,537	162,350
Cullen/Frost Bankers, Inc.	3,626	198,016
Fifth Third Bancorp	52,672	771,118
First Republic Bank	3,869	130,849
Hudson City Bancorp, Inc.	27,972	225,454
Huntington Bancshares, Inc.	49,381	303,693
KeyCorp	54,390	439,471
M&T Bank Corp.	6,952	679,419
New York Community Bancorp, Inc.	24,864	323,481
People’s United Financial, Inc.	20,736	252,772
PNC Financial Services Group, Inc.	30,562	1,715,751
Regions Financial Corp.	80,549	537,262
TFS Financial Corp. *	5,180	42,580
U.S. Bancorp	109,557	3,534,309
Wells Fargo & Co.	282,828	9,336,152
Zions Bancorp	10,360	207,925

		20,529,254

Capital Goods 8.0%
3M Co.	36,778	3,344,959
Eaton Corp. plc *	26,366	1,375,251
General Dynamics Corp.	18,994	1,263,101
General Electric Co.	608,650	12,860,774
Honeywell International, Inc.	45,066	2,763,898
Hubbell, Inc., Class B	3,126	263,365
Ingersoll-Rand plc	16,406	800,285
L-3 Communications Holdings, Inc.	5,498	422,521
Lockheed Martin Corp.	15,463	1,442,698
Masco Corp.	20,734	351,649
Northrop Grumman Corp.	14,163	944,672
Owens Corning *	6,555	226,672
Parker Hannifin Corp.	8,606	706,983
Raytheon Co.	19,079	1,089,983
Rockwell Automation, Inc.	8,088	640,893
Snap-On, Inc.	3,300	262,152
The Timken Co.	4,600	207,230
United Technologies Corp.	48,433	3,879,968
URS Corp.	4,405	165,980

		33,013,034

Commercial & Professional Services 0.9%
Avery Dennison Corp.	5,852	195,750
Cintas Corp.	6,130	254,027
Iron Mountain, Inc.	9,707	306,741
Manpower, Inc.	4,662	179,207
Pitney Bowes, Inc. (a)	11,460	128,237
Republic Services, Inc.	17,425	496,090
The ADT Corp. *	13,171	604,549
Tyco International Ltd.	26,343	747,351
Waste Management, Inc.	24,938	812,231

		3,724,183

Consumer Durables & Apparel 1.0%
D.R. Horton, Inc.	15,921	309,823
Garmin Ltd. (a)	6,693	260,291
Harman International Industries, Inc.	3,800	150,328
Hasbro, Inc.	6,689	257,259
Leggett & Platt, Inc.	7,770	216,394
Lennar Corp., Class A	9,324	354,685
Mattel, Inc.	19,943	748,062
Newell Rubbermaid, Inc.	16,739	365,078
Polaris Industries, Inc.	3,726	316,002
PulteGroup, Inc. *	19,200	322,752
Tupperware Brands Corp.	3,167	205,380
Whirlpool Corp.	4,442	452,373

		3,958,427

Consumer Services 1.9%
Carnival Corp.	25,592	989,387
Darden Restaurants, Inc.	7,452	394,062

 1

 Schwab U.S. Large-Cap Value ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
H&R Block, Inc.	15,540	280,186
International Game Technology	15,326	212,572
McDonald’s Corp.	58,016	5,049,713
Royal Caribbean Cruises Ltd.	8,230	290,107
Wyndham Worldwide Corp.	8,147	399,936

		7,615,963

Diversified Financials 8.9%
American Express Co.	56,980	3,185,182
Bank of America Corp.	621,341	6,126,422
Capital One Financial Corp.	33,344	1,920,614
CBOE Holdings, Inc.	5,000	149,900
Citigroup, Inc.	169,386	5,855,674
CME Group, Inc.	17,555	970,265
E*TRADE Financial Corp. *	14,600	122,932
Eaton Vance Corp.	6,475	206,423
Invesco Ltd.	25,582	639,294
Jefferies Group, Inc.	7,347	124,605
JPMorgan Chase & Co.	218,596	8,979,924
Legg Mason, Inc.	6,888	175,851
LPL Financial Holdings, Inc.	2,144	60,053
Morgan Stanley	79,256	1,337,049
Northern Trust Corp.	12,950	621,859
NYSE Euronext	14,140	330,169
Raymond James Financial, Inc.	6,416	242,204
SEI Investments Co.	7,755	170,688
SLM Corp.	26,903	445,245
TD Ameritrade Holding Corp.	13,132	212,738
The Bank of New York Mellon Corp.	67,735	1,621,576
The Goldman Sachs Group, Inc.	25,900	3,050,761
The NASDAQ OMX Group, Inc.	6,700	162,341

		36,711,769

Energy 12.2%
Apache Corp.	22,456	1,731,133
Chesapeake Energy Corp.	29,796	507,426
Chevron Corp.	113,183	11,962,311
Cobalt International Energy, Inc. *	10,119	235,975
ConocoPhillips	69,930	3,981,814
Devon Energy Corp.	21,615	1,116,847
Energen Corp.	4,176	185,957
Exxon Mobil Corp.	265,993	23,444,623
Marathon Oil Corp.	40,663	1,254,454
McDermott International, Inc. *	13,209	139,091
Patterson-UTI Energy, Inc.	8,600	152,736
Phillips 66	36,260	1,898,936
Spectra Energy Corp.	37,233	1,040,662
The Williams Cos., Inc.	35,929	1,179,909
Tidewater, Inc.	2,871	128,793
Valero Energy Corp.	31,670	1,021,674

		49,982,341

Food & Staples Retailing 0.5%
Safeway, Inc. (a)	13,682	234,099
Sysco Corp.	33,870	1,071,986
The Kroger Co.	31,180	818,163

		2,124,248

Food, Beverage & Tobacco 9.0%
Altria Group, Inc.	117,586	3,975,583
Archer-Daniels-Midland Co.	37,701	1,006,617
Beam, Inc.	9,147	513,238
Campbell Soup Co.	10,296	378,378
Coca-Cola Enterprises, Inc.	15,894	495,575
ConAgra Foods, Inc.	23,251	694,275
Constellation Brands, Inc., Class A *	8,501	305,016
Dr. Pepper Snapple Group, Inc.	12,050	540,442
General Mills, Inc.	37,152	1,522,860
H.J. Heinz Co.	18,489	1,080,867
Hillshire Brands Co.	6,800	189,380
Hormel Foods Corp.	8,029	248,979
Ingredion, Inc.	4,437	288,183
Kellogg Co.	14,186	786,756
Kraft Foods Group, Inc. *	33,842	1,530,335
McCormick & Co., Inc. Non Voting Shares	7,611	491,366
Molson Coors Brewing Co., Class B	8,806	365,097
Mondelez International, Inc., Class A	102,823	2,662,087
Philip Morris International, Inc.	97,125	8,729,595
Reynolds American, Inc.	18,943	828,188
Smithfield Foods, Inc. *	7,747	173,300
The Coca-Cola Co.	222,999	8,456,122
The Hershey Co.	8,665	634,885
The J.M. Smucker Co.	6,352	561,898
Tyson Foods, Inc., Class A	16,317	312,797

		36,771,819

Health Care Equipment & Services 0.9%
Boston Scientific Corp. *	82,303	455,959
Cardinal Health, Inc.	19,543	790,514
CIGNA Corp.	16,317	852,889
Humana, Inc.	9,424	616,424
WellPoint, Inc.	17,612	984,511

		3,700,297

Household & Personal Products 3.4%
Avon Products, Inc.	24,605	343,240
Kimberly-Clark Corp.	22,792	1,953,730
The Clorox Co.	7,388	564,074
The Procter & Gamble Co.	158,508	11,068,613

		13,929,657

Insurance 4.8%
ACE Ltd.	19,425	1,539,043
Aflac, Inc.	26,972	1,429,246
Allied World Assurance Co. Holdings AG	2,093	169,889
American Financial Group, Inc.	4,480	177,632
American International Group, Inc. *	67,599	2,239,555
Aon plc	18,448	1,047,846
Arch Capital Group Ltd. *	7,838	353,494
Arthur J. Gallagher & Co.	6,900	251,988
Assurant, Inc.	4,798	164,140
Assured Guaranty Ltd.	11,083	154,608
Brown & Brown, Inc.	6,734	180,741
Cincinnati Financial Corp.	8,614	349,039

2

 Schwab U.S. Large-Cap Value ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
CNA Financial Corp.	1,754	49,515
Fidelity National Financial, Inc., Class A	12,068	292,166
Genworth Financial, Inc., Class A *	28,260	168,147
Hartford Financial Services Group, Inc.	25,317	536,214
HCC Insurance Holdings, Inc.	5,734	211,470
Lincoln National Corp.	16,248	401,326
Marsh & McLennan Cos., Inc.	31,035	1,093,053
MetLife, Inc.	61,642	2,045,898
Principal Financial Group, Inc.	15,876	431,033
Prudential Financial, Inc.	26,772	1,395,357
Reinsurance Group of America, Inc.	4,244	217,293
The Allstate Corp.	27,772	1,124,211
The Chubb Corp.	15,246	1,173,790
The Travelers Cos., Inc.	22,092	1,564,555
Torchmark Corp.	5,575	289,844
Unum Group	16,065	327,565
Validus Holdings Ltd.	5,300	187,938
W.R. Berkley Corp.	6,398	254,320

		19,820,916

Materials 3.0%
Air Products & Chemicals, Inc.	12,096	1,003,242
Alcoa, Inc.	63,455	533,656
Allegheny Technologies, Inc.	6,100	159,698
Bemis Co., Inc.	6,003	201,701
Celanese Corp., Series A	9,065	372,028
E.I. du Pont de Nemours & Co.	53,613	2,312,865
Eastman Chemical Co.	8,814	536,332
Huntsman Corp.	11,100	182,484
International Flavors & Fragrances, Inc.	4,698	305,511
International Paper Co.	25,051	930,394
Martin Marietta Materials, Inc.	2,600	234,000
MeadWestvaco Corp.	10,360	320,228
Owens-Illinois, Inc. *	9,324	186,760
PPG Industries, Inc.	8,765	1,089,226
Rockwood Holdings, Inc.	4,405	202,057
Sealed Air Corp.	10,139	170,538
Sonoco Products Co.	5,745	172,752
Steel Dynamics, Inc.	12,500	161,500
The Dow Chemical Co.	68,663	2,072,936
The Scotts Miracle-Gro Co., Class A	2,200	91,212
The Valspar Corp.	4,959	311,326
Tronox Ltd., Class A	1,400	21,672
United States Steel Corp. (a)	8,200	176,792
Valhi, Inc.	1,200	14,448
Vulcan Materials Co.	7,389	390,435
Westlake Chemical Corp.	1,100	79,651

		12,233,444

Media 3.4%
Cablevision Systems Corp., Class A	12,372	171,228
CBS Corp., Class B Non Voting Shares	34,706	1,248,722
Gannett Co., Inc.	13,727	245,713
News Corp., Class A	116,832	2,878,741
Omnicom Group, Inc.	15,199	755,998
The Interpublic Group of Cos., Inc.	25,059	271,138
The McGraw-Hill Cos., Inc.	16,090	854,540
The Walt Disney Co.	103,600	5,144,776
Time Warner, Inc.	54,649	2,584,898

		14,155,754

Pharmaceuticals, Biotechnology & Life Sciences 10.2%
Abbott Laboratories	90,650	5,892,250
Bristol-Myers Squibb Co.	96,328	3,143,183
Eli Lilly & Co.	58,580	2,872,763
Johnson & Johnson	158,508	11,052,763
Merck & Co., Inc.	175,602	7,779,168
PerkinElmer, Inc.	6,500	205,725
Pfizer, Inc.	429,681	10,750,619

		41,696,471

Real Estate 2.7%
American Capital Agency Corp.	19,539	616,455
Annaly Capital Management, Inc.	57,239	842,558
Camden Property Trust	4,921	323,310
Chimera Investment Corp.	57,831	158,457
DDR Corp.	13,727	210,160
Equity Residential	17,276	958,991
General Growth Properties, Inc.	25,782	499,397
HCP, Inc.	25,902	1,166,885
Health Care REIT, Inc.	14,763	869,393
Kimco Realty Corp.	23,310	448,951
Liberty Property Trust	6,787	236,391
Piedmont Office Realty Trust, Inc., Class A	9,936	175,370
Plum Creek Timber Co., Inc.	9,396	402,619
ProLogis, Inc.	26,359	894,624
Rayonier, Inc.	7,047	351,223
Realty Income Corp.	7,770	316,084
Regency Centers Corp.	5,220	244,557
Senior Housing Properties Trust	10,000	223,500
UDR, Inc.	14,314	329,365
Vornado Realty Trust	9,719	742,823
Weyerhaeuser Co.	31,598	870,841

		10,881,954

Retailing 2.9%
Abercrombie & Fitch Co., Class A	4,921	225,825
American Eagle Outfitters, Inc.	10,296	218,275
AutoNation, Inc. *	2,196	85,512
Best Buy Co., Inc.	15,217	199,495
Dillard’s, Inc., Class A	1,700	151,147
Expedia, Inc.	5,339	330,270
Foot Locker, Inc.	8,806	315,607
Genuine Parts Co.	9,065	590,041
GNC Holdings, Inc., Class A	4,500	158,085
Liberty Interactive Corp., Series A *	29,647	572,187
Limited Brands, Inc.	13,681	713,464
Macy’s, Inc.	23,087	893,467
Signet Jewelers Ltd.	4,621	248,379
Staples, Inc.	39,145	457,996
The Gap, Inc.	17,084	588,715
The Home Depot, Inc.	87,024	5,662,652
TripAdvisor, Inc. *	6,242	238,382
Williams-Sonoma, Inc.	4,900	221,774

		11,871,273

 3

 Schwab U.S. Large-Cap Value ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Semiconductors & Semiconductor Equipment 2.8%
Advanced Micro Devices, Inc. *(a)	33,199	73,038
Analog Devices, Inc.	17,300	702,380
Applied Materials, Inc.	71,031	762,163
Intel Corp.	288,008	5,636,316
KLA-Tencor Corp.	9,508	432,329
Linear Technology Corp.	13,228	439,037
LSI Corp. *	32,160	216,758
Maxim Integrated Products, Inc.	16,835	491,414
Microchip Technology, Inc.	10,962	333,464
Micron Technology, Inc. *	58,321	348,760
ON Semiconductor Corp. *	25,900	171,717
Texas Instruments, Inc.	65,245	1,922,770

		11,530,146

Software & Services 3.8%
Broadridge Financial Solutions, Inc.	7,170	169,284
CA, Inc.	19,620	434,779
Computer Sciences Corp.	8,874	337,744
International Business Machines Corp.	61,901	11,765,523
Paychex, Inc.	18,648	606,806
SAIC, Inc.	16,281	187,720
Total System Services, Inc.	9,241	202,840
VeriSign, Inc. *	9,136	311,812
Western Union Co.	34,519	435,285
Yahoo!, Inc. *	60,865	1,142,436

		15,594,229

Technology Hardware & Equipment 1.0%
Avnet, Inc. *	8,288	242,755
Harris Corp.	6,493	306,015
Jabil Circuit, Inc.	10,878	206,682
Molex, Inc.	7,906	208,560
Motorola Solutions, Inc.	16,435	894,886
NCR Corp. *	9,100	217,763
Seagate Technology plc	20,246	508,175
TE Connectivity Ltd.	24,511	862,542
Xerox Corp.	75,026	510,927

		3,958,305

Telecommunication Services 5.3%
AT&T, Inc.	332,556	11,350,136
CenturyLink, Inc.	35,661	1,385,073
Frontier Communications Corp. (a)	57,330	275,757
Sprint Nextel Corp. *	175,861	1,007,684
Telephone & Data Systems, Inc.	5,839	134,356
Verizon Communications, Inc.	163,947	7,233,342
Windstream Corp. (a)	33,861	283,755

		21,670,103

Transportation 0.4%
Norfolk Southern Corp.	18,366	1,108,939
United Continental Holdings, Inc. *	19,053	385,252

		1,494,191

Utilities 6.5%
AGL Resources, Inc.	6,734	262,491
Alliant Energy Corp.	6,264	280,752
Ameren Corp.	13,927	417,392
American Electric Power Co., Inc.	27,713	1,181,959
American Water Works Co., Inc.	10,101	385,555
Aqua America, Inc.	8,806	224,905
Atmos Energy Corp.	5,180	181,352
CenterPoint Energy, Inc.	24,474	482,872
CMS Energy Corp.	15,098	368,844
Consolidated Edison, Inc.	17,094	953,674
Dominion Resources, Inc.	32,893	1,681,161
DTE Energy Co.	9,883	598,712
Duke Energy Corp.	40,663	2,595,113
Edison International	18,719	851,340
Entergy Corp.	10,126	643,406
Exelon Corp.	48,992	1,480,538
FirstEnergy Corp.	24,105	1,023,498
Integrys Energy Group, Inc.	4,442	236,181
MDU Resources Group, Inc.	10,842	224,646
National Fuel Gas Co.	4,802	250,088
NextEra Energy, Inc.	24,605	1,690,610
NiSource, Inc.	17,857	431,604
Northeast Utilities	17,969	696,119
NV Energy, Inc.	13,572	248,775
OGE Energy Corp.	5,698	325,527
Pepco Holdings, Inc.	13,059	257,785
PG&E Corp.	24,864	1,018,181
Pinnacle West Capital Corp.	6,264	322,345
PPL Corp.	33,411	980,613
Public Service Enterprise Group, Inc.	29,208	878,869
Questar Corp.	10,246	201,027
SCANA Corp.	7,534	349,126
Sempra Energy	12,950	886,039
TECO Energy, Inc.	11,396	191,567
The Southern Co.	50,210	2,186,645
UGI Corp.	6,525	216,761
Westar Energy, Inc.	7,268	208,592
Wisconsin Energy Corp.	13,209	495,734
Xcel Energy, Inc.	28,749	777,660

		26,688,058

Total Common Stock
(Cost $381,477,923)		408,786,667

Other Investment Company 0.0% of net assets

Money Market Fund 0.0%
State Street Institutional U.S. Government Money Market Fund	165,346	165,346

Total Other Investment Company
(Cost $165,346)		165,346

End of Investments

4

 Schwab U.S. Large-Cap Value ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Collateral Invested for Securities on Loan 0.1% of net assets

State Street Institutional U.S. Government Money Market Fund	579,289	579,289

Total Collateral Invested for Securities on Loan
(Cost $579,289)		579,289

End of Collateral Invested for Securities on Loan

At 11/30/12, the tax basis cost of the fund’s investments was $381,985,344 and the unrealized appreciation and depreciation were $38,270,204 and ($11,303,535), respectively, with a net unrealized appreciation $26,966,669.

*	Non-income producing security.
(a)	All or a portion of this security is on loan.

REIT —	Real Estate Investment Trust

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: valued at the closing value for the day, or, on days when no closing value has been reported at halfway between the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the procedures.

•	Short-term securities (60 days or less to maturity): valued at amortized cost, which approximates market value.

•	Underlying funds: valued at their respective net asset values.

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities.

 5

 Schwab U.S. Large-Cap Value ETF

Portfolio Holdings (Unaudited) continued

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of November 30, 2012:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock[1]	$408,786,667	$—	$—	$408,786,667
Other Investment Company[1]	165,346	—	—	165,346

Total	$408,952,013	$—	$—	$408,952,013

Other Financial Instruments
Collateral Invested for Securities on Loan	$579,289	$—	$—	$579,289

[1]	As categorized in Portfolio Holdings.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Balance		Change in					Balance
	as of	Realized	Unrealized			Gross	Gross	as of
	August 31,	Gains	Gains	Gross	Gross	Transfers	Transfers	November 30,
Investments in Securities	2011	(Losses)	(Losses)	Purchases	Sales	in	out	2012

Rights	$—	($129)	$4,145	$6,910	($10,926)	$—	$—	$—

Total	$—	($129)	$4,145	$6,910	($10,926)	$—	$—	$—

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended November 30, 2012.

REG56690NOV12

6

Schwab Strategic Trust
Schwab U.S. Mid-Cap ETF™

Portfolio Holdings as of November 30, 2012 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

			Cost	Value
Holdings by Category			($)	($)

99.8%		Common Stock	253,423,506	264,632,420
0.1%		Other Investment Company	104,080	104,080

99.9%		Total Investments	253,527,586	264,736,500
1.2%		Collateral Invested for Securities on Loan	3,238,007	3,238,007
(1	.1)%	Other Assets and Liabilities, Net		(2,859,753)

100.0%		Net Assets		265,114,754

	Number	Value
Security	of Shares	($)

Common Stock 99.8% of net assets

Automobiles & Components 1.2%
Allison Transmission Holdings, Inc. (a)	5,369	111,622
Gentex Corp.	23,265	412,954
Lear Corp.	15,633	682,693
Tesla Motors, Inc. *(a)	11,194	378,581
The Goodyear Tire & Rubber Co. *	38,214	481,496
TRW Automotive Holdings Corp. *	15,826	801,429
Visteon Corp. *	8,502	425,950

		3,294,725

Banks 3.6%
Associated Banc-Corp.	26,827	344,727
Bank of Hawaii Corp.	7,141	310,419
BankUnited, Inc.	7,305	171,668
BOK Financial Corp.	4,246	233,700
Capitol Federal Financial, Inc.	22,581	268,488
City National Corp.	7,334	357,092
Commerce Bancshares, Inc.	12,159	435,049
Cullen/Frost Bankers, Inc.	9,708	530,154
East West Bancorp, Inc.	22,195	469,424
First Citizens BancShares, Inc., Class A	868	143,220
First Horizon National Corp.	38,793	366,982
First Niagara Financial Group, Inc.	55,005	414,738
First Republic Bank	10,615	358,999
Fulton Financial Corp.	31,266	304,218
Hancock Holding Co.	13,510	424,484
Hudson City Bancorp, Inc.	74,112	597,343
Huntington Bancshares, Inc.	133,942	823,743
Ocwen Financial Corp. *	18,335	657,493
People’s United Financial, Inc.	54,812	668,158
Prosperity Bancshares, Inc.	6,755	277,833
Signature Bank *	7,467	523,885
TFS Financial Corp. *	12,545	103,120
Valley National Bancorp	31,666	302,094
Zions Bancorp	28,757	577,153

		9,664,184

Capital Goods 10.8%
Acuity Brands, Inc.	6,562	434,076
Aecom Technology Corp. *	18,335	414,188
AGCO Corp. *	15,247	703,649
Air Lease Corp. *	10,422	231,890
Armstrong World Industries, Inc.	3,489	176,229
B/E Aerospace, Inc. *	16,598	786,081
Carlisle Cos., Inc.	10,009	567,210
CLARCOR, Inc.	7,913	367,005
Colfax Corp. *	10,808	421,404
Crane Co.	7,527	319,446
Donaldson Co., Inc.	21,423	719,384
Fortune Brands Home & Security, Inc. *	25,090	752,449
Foster Wheeler AG *	16,791	377,126
Gardner Denver, Inc.	7,720	539,242
Graco, Inc.	9,457	467,270
Hubbell, Inc., Class B	8,492	715,451
IDEX Corp.	13,317	598,599
Jacobs Engineering Group, Inc. *	20,265	829,649
KBR, Inc.	22,967	638,483
Kennametal, Inc.	12,545	478,215
Lennox International, Inc.	7,334	385,695
Lincoln Electric Holdings, Inc.	13,124	623,521
Masco Corp.	55,777	945,978
MRC Global, Inc. *	3,618	101,413
MSC Industrial Direct Co., Inc., Class A	7,307	530,927
Nordson Corp.	8,878	543,245
Oshkosh Corp. *	14,692	431,210
Owens Corning *	18,813	650,554
Pall Corp.	18,142	1,079,086
Pentair Ltd. - Reg’d	33,003	1,600,315
Quanta Services, Inc. *	33,196	858,449
Regal-Beloit Corp.	6,562	457,699
Sauer-Danfoss, Inc.	1,809	95,027
Seaboard Corp. *	43	101,495
Snap-On, Inc.	9,071	720,600
Spirit AeroSystems Holdings, Inc., Class A *	17,177	270,538
SPX Corp.	7,913	539,034
Terex Corp. *	17,725	428,768
The Babcock & Wilcox Co.	18,528	466,720
The Shaw Group, Inc. *	10,229	459,589
The Timken Co.	12,545	565,152
TransDigm Group, Inc.	6,948	945,067
Trinity Industries, Inc.	12,352	392,423
Triumph Group, Inc.	7,720	506,509
United Rentals, Inc. *	14,861	617,177
URS Corp.	11,966	450,879
Valmont Industries, Inc.	3,748	523,446
WABCO Holdings, Inc. *	10,036	622,734

 1

 Schwab U.S. Mid-Cap ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Wabtec Corp.	7,527	636,935
WESCO International, Inc. *	6,755	436,711
Woodward, Inc.	9,507	347,671
Xylem, Inc.	28,950	755,305

		28,626,918

Commercial & Professional Services 3.3%
Avery Dennison Corp.	15,826	529,380
Cintas Corp.	16,791	695,819
Clean Harbors, Inc. *	7,334	420,091
Copart, Inc. *	16,984	513,087
Corrections Corp. of America	15,633	529,959
Covanta Holding Corp.	21,616	408,110
Equifax, Inc.	18,721	959,264
Iron Mountain, Inc.	25,460	804,536
KAR Auction Services, Inc. *	13,284	236,057
Manpower, Inc.	12,352	474,811
Pitney Bowes, Inc. (a)	32,231	360,665
R.R. Donnelley & Sons Co. (a)	29,206	274,536
Robert Half International, Inc.	22,195	627,231
Rollins, Inc.	10,229	232,914
The Dun & Bradstreet Corp.	6,948	550,143
Towers Watson & Co., Class A	8,940	472,747
Waste Connections, Inc.	19,381	638,022

		8,727,372

Consumer Durables & Apparel 5.6%
Carter’s, Inc. *	8,106	429,942
D.R. Horton, Inc.	43,782	851,998
Deckers Outdoor Corp. *(a)	5,790	221,699
Fossil, Inc. *	8,660	748,570
Hanesbrands, Inc. *	15,247	550,417
Harman International Industries, Inc.	10,422	412,294
Hasbro, Inc.	18,142	697,741
Jarden Corp.	11,773	622,909
Leggett & Platt, Inc.	22,002	612,756
Lennar Corp., Class A	25,476	969,107
Mohawk Industries, Inc. *	9,105	782,939
Newell Rubbermaid, Inc.	45,162	984,983
NVR, Inc. *	706	635,287
Polaris Industries, Inc.	10,011	849,033
PulteGroup, Inc. *	52,882	888,946
PVH Corp.	11,194	1,282,721
Tempur-Pedic International, Inc. *	9,264	246,886
Toll Brothers, Inc. *	23,353	743,560
Tupperware Brands Corp.	8,685	563,222
Under Armour, Inc., Class A *	12,159	630,201
Whirlpool Corp.	12,159	1,238,273

		14,963,484

Consumer Services 2.4%
Apollo Group, Inc., Class A *	16,019	307,405
Bally Technologies, Inc. *	6,562	296,209
Brinker International, Inc.	11,580	346,821
Burger King Worldwide, Inc.	9,843	168,709
Choice Hotels International, Inc.	4,632	150,540
Dunkin’ Brands Group, Inc.	11,387	362,334
H&R Block, Inc.	42,460	765,554
International Game Technology	41,688	578,213
MGM Resorts International *	57,707	585,726
Panera Bread Co., Class A *	4,439	712,459
Penn National Gaming, Inc. *	10,229	519,838
Service Corp. International	33,582	467,797
Six Flags Entertainment Corp.	8,299	510,222
Sotheby’s	10,615	306,349
Weight Watchers International, Inc. (a)	4,053	210,594

		6,288,770

Diversified Financials 2.3%
Affiliated Managers Group, Inc. *	8,000	1,030,960
CBOE Holdings, Inc.	14,089	422,388
E*TRADE Financial Corp. *	40,144	338,013
Eaton Vance Corp.	17,949	572,214
Federated Investors, Inc., Class B (a)	14,861	294,991
Jefferies Group, Inc.	20,072	340,421
Legg Mason, Inc.	18,721	477,947
LPL Financial Holdings, Inc.	5,597	156,772
MSCI, Inc. *	19,300	559,700
Raymond James Financial, Inc.	17,756	670,289
SEI Investments Co.	21,037	463,024
The NASDAQ OMX Group, Inc.	18,528	448,934
Waddell & Reed Financial, Inc., Class A	13,317	432,669

		6,208,322

Energy 6.2%
Atwood Oceanics, Inc. *	9,105	418,830
Berry Petroleum Co., Class A	7,334	228,161
Cheniere Energy, Inc. *	34,510	579,768
Cimarex Energy Co.	13,510	812,221
Dresser-Rand Group, Inc. *	11,773	621,732
Dril-Quip, Inc. *	5,790	407,442
Energen Corp.	11,194	498,469
Helmerich & Payne, Inc.	16,791	876,490
Laredo Petroleum Holdings, Inc. *	3,667	69,746
McDermott International, Inc. *	36,863	388,167
Nabors Industries Ltd. *	45,355	666,718
Newfield Exploration Co. *	21,037	512,041
Oasis Petroleum, Inc. *	11,316	341,970
Oceaneering International, Inc.	17,177	904,884
Oil States International, Inc. *	8,658	612,294
Patterson-UTI Energy, Inc.	23,739	421,605
Plains Exploration & Production Co. *	20,458	730,351
QEP Resources, Inc.	28,178	792,365
Rosetta Resources, Inc. *	8,299	372,957
Rowan Cos. plc, Class A *	19,493	618,513
RPC, Inc. (a)	10,229	118,247
SandRidge Energy, Inc. *(a)	54,426	318,392
SEACOR Holdings, Inc. *	3,088	279,773
SM Energy Co.	10,311	512,354
Superior Energy Services, Inc. *	24,511	497,818
Teekay Corp.	5,790	186,554
Tesoro Corp.	21,809	922,084
Tidewater, Inc.	7,720	346,319
Ultra Petroleum Corp. *(a)	23,932	479,837
Unit Corp. *	6,755	303,435
Whiting Petroleum Corp. *	18,335	768,970
World Fuel Services Corp.	11,194	436,006

2

 Schwab U.S. Mid-Cap ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
WPX Energy, Inc. *	31,073	490,643

		16,535,156

Food & Staples Retailing 0.5%
Safeway, Inc. (a)	37,442	640,633
The Fresh Market, Inc. *	6,369	330,105
United Natural Foods, Inc. *	7,720	399,664

		1,370,402

Food, Beverage & Tobacco 2.1%
Constellation Brands, Inc., Class A *	22,967	824,056
Dean Foods Co. *	29,143	499,511
Flowers Foods, Inc.	18,142	427,063
Green Mountain Coffee Roasters, Inc. *(a)	20,072	736,040
Hillshire Brands Co.	18,528	516,005
Ingredion, Inc.	11,966	777,192
Ralcorp Holdings, Inc. *	8,660	771,952
Smithfield Foods, Inc. *	21,230	474,915
The Hain Celestial Group, Inc. *	7,116	428,881
WhiteWave Foods Co., Class A *	4,246	64,412

		5,520,027

Health Care Equipment & Services 4.8%
Allscripts Healthcare Solutions, Inc. *	26,634	296,170
AMERIGROUP Corp. *	7,527	691,129
athenahealth, Inc. *	5,597	356,473
Brookdale Senior Living, Inc. *	15,247	389,713
Community Health Systems, Inc. *	14,089	415,062
Coventry Health Care, Inc.	20,844	910,466
DENTSPLY International, Inc.	22,195	881,141
Health Net, Inc. *	13,281	312,768
HMS Holdings Corp. *	13,758	318,773
Hologic, Inc. *	41,302	788,042
IDEXX Laboratories, Inc. *	8,660	809,450
LifePoint Hospitals, Inc. *	7,869	283,127
MEDNAX, Inc. *	7,720	609,880
Omnicare, Inc.	17,370	629,489
Owens & Minor, Inc.	10,311	282,315
Patterson Cos., Inc.	13,124	447,528
ResMed, Inc.	22,195	911,993
Sirona Dental Systems, Inc. *	8,878	555,852
STERIS Corp.	9,457	323,146
Teleflex, Inc.	6,369	440,735
Tenet Healthcare Corp. *	16,753	485,167
The Cooper Cos., Inc.	7,527	714,613
Universal Health Services, Inc., Class B	13,703	617,594
WellCare Health Plans, Inc. *	6,755	326,064

		12,796,690

Household & Personal Products 0.5%
Energizer Holdings, Inc.	10,036	800,471
Nu Skin Enterprises, Inc., Class A	8,492	385,537

		1,186,008

Insurance 6.1%
Alleghany Corp. *	2,623	920,673
Allied World Assurance Co. Holdings AG	5,765	467,945
American Financial Group, Inc.	12,352	489,757
American National Insurance Co.	1,158	79,890
Arch Capital Group Ltd. *	21,589	973,664
Arthur J. Gallagher & Co.	18,914	690,739
Aspen Insurance Holdings Ltd.	11,387	356,413
Assurant, Inc.	12,738	435,767
Assured Guaranty Ltd.	30,301	422,699
Axis Capital Holdings Ltd.	18,528	666,452
Brown & Brown, Inc.	18,335	492,111
Cincinnati Financial Corp.	23,133	937,349
Erie Indemnity Co., Class A	4,053	288,898
Everest Re Group Ltd.	8,106	879,258
Fidelity National Financial, Inc., Class A	33,003	799,003
Genworth Financial, Inc., Class A *	76,814	457,043
HCC Insurance Holdings, Inc.	15,992	589,785
Markel Corp. *	1,406	673,474
Mercury General Corp.	5,597	232,947
Old Republic International Corp.	37,828	396,816
PartnerRe Ltd.	10,036	831,784
ProAssurance Corp.	4,753	431,002
Reinsurance Group of America, Inc.	11,580	592,896
RenaissanceRe Holdings Ltd.	7,913	654,880
Torchmark Corp.	14,861	772,623
Validus Holdings Ltd.	16,212	574,878
W.R. Berkley Corp.	17,370	690,458
White Mountains Insurance Group Ltd.	850	437,971

		16,237,175

Materials 7.7%
Airgas, Inc.	11,001	974,359
Albemarle Corp.	14,255	852,306
Allegheny Technologies, Inc.	16,791	439,588
Allied Nevada Gold Corp. *	12,738	414,622
AptarGroup, Inc.	10,422	496,817
Ashland, Inc.	11,387	807,566
Bemis Co., Inc.	16,019	538,238
Cabot Corp.	9,264	349,531
Coeur d’Alene Mines Corp. *	14,089	327,710
Compass Minerals International, Inc.	5,211	398,120
Cytec Industries, Inc.	7,141	490,158
Domtar Corp.	5,597	448,376
Greif, Inc., Class A	4,825	197,970
Huntsman Corp.	30,494	501,321
International Flavors & Fragrances, Inc.	12,738	828,352
Kronos Worldwide, Inc. (a)	3,152	50,779
Martin Marietta Materials, Inc.	7,141	642,690
MeadWestvaco Corp.	27,570	852,189
NewMarket Corp.	1,654	438,889
Owens-Illinois, Inc. *	25,862	518,016
Packaging Corp. of America	15,247	555,601
Reliance Steel & Aluminum Co.	11,773	663,997
Rock-Tenn Co., Class A	11,169	726,432
Rockwood Holdings, Inc.	12,159	557,733

 3

 Schwab U.S. Mid-Cap ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Royal Gold, Inc.	9,927	801,705
RPM International, Inc.	20,651	599,085
Sealed Air Corp.	30,494	512,909
Silgan Holdings, Inc.	7,668	341,073
Sonoco Products Co.	15,633	470,084
Steel Dynamics, Inc.	34,161	441,360
The Scotts Miracle-Gro Co., Class A	5,983	248,055
The Valspar Corp.	13,483	846,463
Titanium Metals Corp.	11,387	189,252
Tronox Ltd., Class A	4,053	62,740
United States Steel Corp. (a)	22,581	486,846
Valhi, Inc.	3,088	37,180
Vulcan Materials Co.	20,458	1,081,001
W.R. Grace & Co. *	11,001	720,235
Walter Energy, Inc.	10,110	305,322
Westlake Chemical Corp.	3,216	232,871

		20,447,541

Media 1.6%
AMC Networks, Inc., Class A *	9,264	488,769
Cablevision Systems Corp., Class A	33,775	467,446
Clear Channel Outdoor Holdings, Inc., Class A *	6,522	42,393
Gannett Co., Inc.	36,091	646,029
John Wiley & Sons, Inc., Class A	7,334	313,162
Lamar Advertising Co., Class A *	8,685	341,060
Morningstar, Inc.	3,667	234,065
Regal Entertainment Group, Class A (a)	12,738	198,458
The Interpublic Group of Cos., Inc.	68,129	737,156
The Madison Square Garden Co., Class A *	9,457	414,216
The Washington Post Co., Class B	689	252,904

		4,135,658

Pharmaceuticals, Biotechnology & Life Sciences 3.8%
ARIAD Pharmaceuticals, Inc. *	26,601	594,798
Bio-Rad Laboratories, Inc., Class A *	3,216	336,040
BioMarin Pharmaceutical, Inc. *	19,493	947,360
Bruker Corp. *	14,964	218,474
Charles River Laboratories International, Inc. *	7,527	288,811
Covance, Inc. *	8,685	495,132
Cubist Pharmaceuticals, Inc. *	9,843	399,724
Endo Health Solutions, Inc. *	18,335	525,481
Illumina, Inc. *	19,107	1,026,237
Medivation, Inc. *	11,580	603,897
Mettler-Toledo International, Inc. *	4,825	902,709
Onyx Pharmaceuticals, Inc. *	10,229	771,983
PerkinElmer, Inc.	17,756	561,978
Pharmacyclics, Inc. *	7,720	409,546
Salix Pharmaceuticals Ltd. *	7,720	330,802
Seattle Genetics, Inc. *	16,183	409,592
Techne Corp.	5,404	383,144
United Therapeutics Corp. *	7,668	402,953
Warner Chilcott plc, Class A	28,320	330,211

		9,938,872

Real Estate 9.1%
Alexandria Real Estate Equities, Inc.	9,843	668,537
American Campus Communities, Inc.	16,405	718,539
Apartment Investment & Management Co., Class A	23,160	580,621
BioMed Realty Trust, Inc.	23,932	461,170
BRE Properties, Inc.	11,966	582,146
Camden Property Trust	13,054	857,648
CBL & Associates Properties, Inc.	24,704	556,087
CBRE Group, Inc., Class A *	47,092	891,452
Chimera Investment Corp.	160,769	440,507
DDR Corp.	37,056	567,327
Douglas Emmett, Inc.	20,265	460,218
Duke Realty Corp.	42,074	567,999
Equity Lifestyle Properties, Inc.	6,176	405,393
Essex Property Trust, Inc.	5,716	803,041
Extra Space Storage, Inc.	16,019	563,068
Federal Realty Investment Trust	10,036	1,044,145
Hatteras Financial Corp.	15,247	406,485
Healthcare Trust of America, Inc.	9,374	100,958
Highwoods Properties, Inc.	12,007	387,106
Home Properties, Inc.	7,869	463,405
Hospitality Properties Trust	19,300	438,110
Jones Lang LaSalle, Inc.	6,948	569,805
Kilroy Realty Corp.	11,580	522,258
Liberty Property Trust	18,335	638,608
Mack-Cali Realty Corp.	13,124	331,775
MFA Financial, Inc.	55,970	470,708
Mid-America Apartment Communities, Inc.	6,369	396,916
National Retail Properties, Inc.	17,177	527,677
OMEGA Healthcare Investors, Inc.	17,563	402,544
Piedmont Office Realty Trust, Inc., Class A	26,248	463,277
Rayonier, Inc.	19,466	970,185
Realogy Holdings Corp. *	7,141	269,287
Realty Income Corp.	20,844	847,934
Regency Centers Corp.	14,089	660,070
Retail Properties of America, Inc., Class A	5,020	61,646
Senior Housing Properties Trust	27,599	616,838
SL Green Realty Corp.	14,089	1,062,029
Tanger Factory Outlet Centers	14,668	482,284
Taubman Centers, Inc.	9,650	747,585
Two Harbors Investment Corp.	44,969	509,049
UDR, Inc.	39,725	914,072
Washington REIT	10,808	280,143
Weingarten Realty Investors	17,370	472,117

		24,180,769

Retailing 5.8%
Aaron’s, Inc.	11,001	315,729
Abercrombie & Fitch Co., Class A	12,931	593,404
Advance Auto Parts, Inc.	11,580	847,077
American Eagle Outfitters, Inc.	27,985	593,282
Ascena Retail Group, Inc. *	19,107	384,051
AutoNation, Inc. *	6,222	242,285
Big Lots, Inc. *	9,264	260,874
Cabela’s, Inc. *	7,141	341,125
Chico’s FAS, Inc.	25,862	482,326

4

 Schwab U.S. Mid-Cap ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Dick’s Sporting Goods, Inc.	15,413	809,337
Dillard’s, Inc., Class A	4,825	428,991
Expedia, Inc.	14,668	907,362
Foot Locker, Inc.	23,546	843,889
GameStop Corp., Class A (a)	19,300	506,625
GNC Holdings, Inc., Class A	11,744	412,567
Groupon, Inc. *(a)	41,881	175,481
Guess?, Inc.	9,650	249,645
HomeAway, Inc. *	5,597	114,626
LKQ Corp. *	46,513	1,019,565
Netflix, Inc. *(a)	8,685	709,651
Sally Beauty Holdings, Inc. *	24,511	621,354
Signet Jewelers Ltd.	12,738	684,667
Tractor Supply Co.	11,194	1,003,206
TripAdvisor, Inc. *	17,177	655,990
Ulta Salon, Cosmetics & Fragrance, Inc.	9,264	928,994
Urban Outfitters, Inc. *	16,984	640,297
Williams-Sonoma, Inc.	13,510	611,463

		15,383,863

Semiconductors & Semiconductor Equipment 1.8%
Advanced Micro Devices, Inc. *(a)	94,959	208,910
Atmel Corp. *	68,708	384,078
Cree, Inc. *	18,142	586,168
Cypress Semiconductor Corp. *	21,230	215,484
First Solar, Inc. *(a)	10,003	269,981
Lam Research Corp. *	26,827	942,164
LSI Corp. *	87,043	586,670
ON Semiconductor Corp. *	71,024	470,889
Skyworks Solutions, Inc. *	29,915	677,575
Teradyne, Inc. *	29,143	455,796

		4,797,715

Software & Services 6.9%
Akamai Technologies, Inc. *	28,149	1,030,816
Alliance Data Systems Corp. *	7,788	1,109,712
ANSYS, Inc. *	14,475	960,127
AOL, Inc. *	13,124	492,412
Booz Allen Hamilton Holding Corp.	5,790	81,118
Broadridge Financial Solutions, Inc.	20,072	473,900
Cadence Design Systems, Inc. *	43,039	547,886
Computer Sciences Corp.	24,318	925,543
Compuware Corp. *	33,582	313,992
Concur Technologies, Inc. *	7,141	469,235
DST Systems, Inc.	4,825	278,113
Electronic Arts, Inc. *	49,601	734,591
FactSet Research Systems, Inc.	6,562	606,263
FleetCor Technologies, Inc. *	6,369	332,398
Fortinet, Inc. *	21,037	420,319
Gartner, Inc. *	14,861	711,545
Genpact Ltd.	20,844	334,546
Global Payments, Inc.	12,352	542,376
IAC/InterActiveCorp	12,545	591,497
Informatica Corp. *	16,984	456,360
Jack Henry & Associates, Inc.	13,510	525,134
Lender Processing Services, Inc.	13,317	330,927
MICROS Systems, Inc. *	12,545	545,206
NetSuite, Inc. *	4,246	253,147
NeuStar, Inc., Class A *	10,642	427,808
Parametric Technology Corp. *	18,528	375,007
SAIC, Inc.	44,197	509,591
ServiceNow, Inc. *(a)	1,809	59,028
SolarWinds, Inc. *	9,507	532,677
Solera Holdings, Inc.	11,001	569,412
Splunk, Inc. *	4,053	122,401
Synopsys, Inc. *	23,353	765,978
TIBCO Software, Inc. *	24,482	613,274
Total System Services, Inc.	25,283	554,962
Vantiv, Inc., Class A *	6,562	142,199
VeriFone Systems, Inc. *	16,791	510,279

		18,249,779

Technology Hardware & Equipment 3.6%
Anixter International, Inc.	4,246	259,346
Arrow Electronics, Inc. *	16,984	632,824
Avnet, Inc. *	22,002	644,439
AVX Corp.	8,212	83,762
Brocade Communications Systems, Inc. *	73,272	416,185
Diebold, Inc.	9,843	294,404
Dolby Laboratories, Inc., Class A *	7,720	257,616
EchoStar Corp., Class A *	6,576	206,223
FLIR Systems, Inc.	23,546	480,338
Harris Corp.	17,563	827,744
Ingram Micro, Inc., Class A *	23,353	378,319
IPG Photonics Corp. *	4,439	262,345
Jabil Circuit, Inc.	29,143	553,717
JDS Uniphase Corp. *	36,091	437,784
Molex, Inc.	21,616	570,230
National Instruments Corp.	14,668	356,726
NCR Corp. *	24,897	595,785
Palo Alto Networks, Inc. *(a)	804	43,754
Polycom, Inc. *	28,950	302,817
Riverbed Technology, Inc. *	24,125	431,837
Trimble Navigation Ltd. *	19,879	1,106,068
Zebra Technologies Corp., Class A *	8,106	315,729

		9,457,992

Telecommunication Services 1.6%
Clearwire Corp., Class A *	68,708	159,403
Frontier Communications Corp. (a)	155,944	750,091
Level 3 Communications, Inc. *	24,897	469,557
MetroPCS Communications, Inc. *	49,987	532,361
SBA Communications Corp., Class A *	19,082	1,313,223
Telephone & Data Systems, Inc.	16,372	376,720
tw telecom, Inc. *	23,546	604,897
United States Cellular Corp. *	2,123	73,986

		4,280,238

Transportation 1.5%
Hertz Global Holdings, Inc. *	47,630	744,933
J.B. Hunt Transport Services, Inc.	14,089	837,591
Kirby Corp. *	8,685	502,688
Landstar System, Inc.	7,334	370,880
Ryder System, Inc.	8,301	390,728
United Continental Holdings, Inc. *	51,917	1,049,762

		3,896,582

 5

 Schwab U.S. Mid-Cap ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Utilities 7.0%
AGL Resources, Inc.	18,335	714,698
Alliant Energy Corp.	17,370	778,523
American Water Works Co., Inc.	27,599	1,053,454
Aqua America, Inc.	21,809	557,002
Atmos Energy Corp.	14,089	493,256
Cleco Corp.	9,457	381,023
CMS Energy Corp.	41,495	1,013,723
GenOn Energy, Inc. *	124,716	318,026
Great Plains Energy, Inc.	24,511	496,348
Hawaiian Electric Industries, Inc.	15,600	388,596
IDACORP, Inc.	8,070	344,670
Integrys Energy Group, Inc.	12,159	646,494
ITC Holdings Corp.	8,106	636,726
MDU Resources Group, Inc.	30,108	623,838
National Fuel Gas Co.	13,317	693,549
NiSource, Inc.	48,636	1,175,532
NRG Energy, Inc.	35,512	749,303
NV Energy, Inc.	36,863	675,699
OGE Energy Corp.	15,440	882,087
Pepco Holdings, Inc.	35,705	704,817
Piedmont Natural Gas Co., Inc.	11,194	345,447
Pinnacle West Capital Corp.	17,177	883,928
Questar Corp.	27,406	537,706
SCANA Corp.	20,651	956,967
TECO Energy, Inc.	31,845	535,314
UGI Corp.	17,563	583,443
Vectren Corp.	13,155	384,784
Westar Energy, Inc.	19,686	564,988
WGL Holdings, Inc.	8,301	324,237

		18,444,178

Total Common Stock
(Cost $253,423,506)		264,632,420

Other Investment Company 0.1% of net assets

Money Market Fund 0.1%
State Street Institutional U.S. Government Money Market Fund	104,080	104,080

Total Other Investment Company
(Cost $104,080)		104,080

End of Investments

Collateral Invested for Securities on Loan 1.2% of net assets

State Street Institutional U.S. Government Money Market Fund	3,238,007	3,238,007

Total Collateral Invested for Securities on Loan
(Cost $3,238,007)		3,238,007

End of Collateral Invested for Securities on Loan

At 11/30/12, the tax basis cost of the fund’s investments was $253,836,690 and the unrealized appreciation and depreciation were $22,068,576 and ($11,168,766), respectively, with a net unrealized appreciation of $10,899,810.

*	Non-income producing security.
(a)	All or a portion of this security is on loan.

Reg’d —	Registered
REIT —	Real Estate Investment Trust

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: valued at the closing value for the day, or, on days when no closing value has been reported at halfway between the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ

6

 Schwab U.S. Mid-Cap ETF

Portfolio Holdings (Unaudited) continued

techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the procedures.

•	Short-term securities (60 days or less to maturity): valued at amortized cost, which approximates market value.

•	Underlying funds: valued at their respective net asset values.

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of November 30, 2012:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock[1]	$264,632,420	$—	$—	$264,632,420
Other Investment Company[1]	104,080	—	—	104,080

Total	$264,736,500	$—	$—	$264,736,500

Other Financial Instruments
Collateral Invested for Securities on Loan	$3,238,007	$—	$—	$3,238,007

[1]	As categorized in Portfolio Holdings.

 7

 Schwab U.S. Mid-Cap ETF

Portfolio Holdings (Unaudited) continued

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended November 30, 2012.

REG65851NOV12

8

Schwab Strategic Trust
Schwab U.S. Small-Cap ETF™

Portfolio Holdings as of November 30, 2012 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

			Cost	Value
Holdings by Category			($)	($)

99.6%		Common Stock	674,198,851	692,676,850
0.0%		Rights	—	16,927
0.1%		Other Investment Company	754,449	754,449

99.7%		Total Investments	674,953,300	693,448,226
2.9%		Collateral Invested for Securities on Loan	20,364,634	20,364,634
(2	.6)%	Other Assets and Liabilities, Net		(18,579,858)

100.0%		Net Assets		695,233,002

	Number	Value
Security	of Shares	($)

Common Stock 99.6% of net assets

Automobiles & Components 1.1%
American Axle & Manufacturing Holdings, Inc. *	29,936	313,131
Cooper Tire & Rubber Co.	27,721	692,471
Dana Holding Corp.	64,605	916,099
Dorman Products, Inc. *	11,614	397,199
Drew Industries, Inc. *	8,622	279,870
Exide Technologies *	33,036	95,474
Federal-Mogul Corp. *	8,270	65,002
Fuel Systems Solutions, Inc. *	5,895	89,074
Modine Manufacturing Co. *	20,470	151,478
Standard Motor Products, Inc.	9,229	180,519
Superior Industries International, Inc.	10,680	202,279
Tenneco, Inc. *	26,382	846,071
Tesla Motors, Inc. *(a)	30,959	1,047,033
Thor Industries, Inc.	19,291	728,042
Tower International, Inc. *	2,854	22,404
Visteon Corp. *	22,452	1,124,845
Winnebago Industries, Inc. *	13,078	185,969

		7,336,960

Banks 7.2%
1st Source Corp.	2,358	49,872
Arrow Financial Corp. (a)	5,109	126,039
Associated Banc-Corp.	74,840	961,694
Astoria Financial Corp.	35,848	334,462
BancFirst Corp.	2,751	116,505
BancorpSouth, Inc.	36,572	483,848
Bank Mutual Corp.	20,754	86,129
Bank of Hawaii Corp.	19,684	855,663
Bank of the Ozarks, Inc.	12,281	390,290
BankFinancial Corp.	7,719	54,651
BankUnited, Inc.	20,077	471,809
Banner Corp.	7,484	224,894
BBCN Bancorp, Inc.	33,866	385,395
Beneficial Mutual Bancorp, Inc. *	14,182	132,885
Berkshire Hills Bancorp, Inc.	12,285	283,292
Boston Private Financial Holdings, Inc.	34,756	320,798
Brookline Bancorp, Inc.	31,366	265,356
Camden National Corp.	3,381	117,287
Capital Bank Financial Corp., Class A *	4,441	76,652
Capital City Bank Group, Inc. *	5,970	64,715
CapitalSource, Inc.	98,488	792,828
Capitol Federal Financial, Inc.	63,426	754,135
Cardinal Financial Corp.	12,488	187,320
Cascade Bancorp *(a)	2,751	14,085
Cathay General Bancorp	32,294	578,063
Centerstate Banks, Inc.	12,289	96,592
Central Pacific Financial Corp. *	12,593	185,999
Chemical Financial Corp.	13,055	284,207
Citizens Republic Bancorp, Inc. *	17,919	336,340
City Holding Co.	6,581	221,122
Clifton Savings Bancorp, Inc.	3,537	37,881
CoBiz Financial, Inc.	16,687	117,143
Columbia Banking System, Inc.	17,490	301,877
Community Bank System, Inc.	17,326	465,723
Community Trust Bancorp, Inc.	6,186	202,530
CVB Financial Corp.	38,599	392,166
Dime Community Bancshares, Inc.	12,593	175,672
Doral Financial Corp. *	52,978	36,025
East West Bancorp, Inc.	61,837	1,307,853
ESSA Bancorp, Inc.	4,731	47,263
EverBank Financial Corp.	12,309	181,927
F.N.B. Corp.	62,358	673,466
First Bancorp *	36,895	198,764
First Busey Corp.	33,473	153,641
First Citizens BancShares, Inc., Class A	2,358	389,070
First Commonwealth Financial Corp.	46,511	298,136
First Community Bancshares, Inc.	6,532	100,593
First Financial Bancorp	25,761	374,307
First Financial Bankshares, Inc. (a)	12,986	505,285
First Financial Corp.	4,920	147,600
First Financial Holdings, Inc.	7,278	98,180
First Horizon National Corp.	108,330	1,024,802
First Interstate BancSystem, Inc.	9,332	142,593
First Merchants Corp.	12,422	168,691
First Midwest Bancorp, Inc.	33,391	417,388
First Niagara Financial Group, Inc.	154,430	1,164,402
FirstMerit Corp.	47,655	670,982
Flagstar Bancorp, Inc. *	8,876	162,076
Flushing Financial Corp.	12,593	188,391
Fulton Financial Corp.	87,450	850,888
Glacier Bancorp, Inc.	32,017	465,207
Great Southern Bancorp, Inc.	4,150	104,580
Hancock Holding Co.	37,027	1,163,388
Heartland Financial USA, Inc.	6,781	177,459

 1

 Schwab U.S. Small-Cap ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Home BancShares, Inc.	10,235	339,393
HomeTrust Bancshares, Inc. *	9,056	116,279
Hudson Valley Holding Corp.	7,768	122,268
IBERIABANK Corp.	13,072	637,260
Independent Bank Corp.	9,496	272,535
International Bancshares Corp.	23,631	427,721
Investors Bancorp, Inc.	20,612	352,877
Kearny Financial Corp.	7,311	67,115
Lakeland Financial Corp.	6,782	167,787
MB Financial, Inc.	24,252	471,459
Meridian Interstate Bancorp, Inc. *	4,433	72,923
MGIC Investment Corp. *	83,565	146,239
National Bank Holdings Corp., Class A	3,331	61,024
National Penn Bancshares, Inc.	53,174	503,558
Nationstar Mortgage Holdings, Inc. *(a)	7,091	217,126
NBT Bancorp, Inc.	14,749	291,588
Northfield Bancorp, Inc.	7,015	107,119
Northwest Bancshares, Inc.	43,427	518,084
Ocwen Financial Corp. *	50,423	1,808,169
Old National Bancorp	42,188	495,287
Oriental Financial Group, Inc.	17,719	213,337
Oritani Financial Corp.	16,933	247,222
PacWest Bancorp	13,924	346,847
Park National Corp. (a)	5,502	347,121
Pinnacle Financial Partners, Inc. *	14,182	269,883
Popular, Inc. *	44,904	887,752
PrivateBancorp, Inc.	28,324	464,230
Prosperity Bancshares, Inc.	18,898	777,275
Provident Financial Services, Inc.	23,631	342,413
Provident New York Bancorp	16,485	149,354
Radian Group, Inc.	59,506	260,636
Renasant Corp.	11,132	205,051
Republic Bancorp, Inc., Class A (a)	4,539	92,913
Rockville Financial, Inc.	12,593	163,457
Roma Financial Corp.	3,462	29,289
S&T Bancorp, Inc.	12,593	213,703
S.Y. Bancorp, Inc.	5,511	121,958
Sandy Spring Bancorp, Inc.	10,768	202,869
SCBT Financial Corp.	6,717	260,284
Signature Bank *	20,470	1,436,175
Simmons First National Corp., Class A	7,224	172,003
Southside Bancshares, Inc.	6,681	139,833
State Bank Financial Corp.	13,772	216,771
StellarOne Corp.	10,239	132,083
Sterling Bancorp	13,710	127,503
Sterling Financial Corp.	12,200	250,954
Susquehanna Bancshares, Inc.	81,538	838,211
SVB Financial Group *	19,291	1,065,249
Synovus Financial Corp.	342,726	812,261
Taylor Capital Group, Inc. *	6,288	110,669
TCF Financial Corp.	70,910	842,411
Territorial Bancorp, Inc.	4,502	102,421
Texas Capital Bancshares, Inc. *	17,326	780,363
Tompkins Financial Corp.	5,109	199,200
TowneBank (a)	13,219	199,739
TriCo Bancshares	5,502	87,372
TrustCo Bank Corp.	41,556	219,000
Trustmark Corp.	27,954	621,138
UMB Financial Corp.	14,182	601,033
Umpqua Holdings Corp.	48,834	569,404
Union First Market Bankshares Corp.	8,663	132,457
United Bankshares, Inc. (a)	20,077	495,902
United Financial Bancorp, Inc.	6,409	99,660
Univest Corp. of Pennsylvania	7,413	124,687
Valley National Bancorp	87,330	833,128
ViewPoint Financial Group, Inc.	15,978	326,750
Washington Federal, Inc.	46,476	746,869
Washington Trust Bancorp, Inc.	6,497	163,854
Webster Financial Corp.	31,508	655,997
WesBanco, Inc.	11,071	233,709
Westamerica Bancorp	12,200	519,232
Western Alliance Bancorp *	30,329	308,143
Westfield Financial, Inc.	9,449	65,860
Wilshire Bancorp, Inc. *	29,324	169,786
Wintrust Financial Corp.	15,754	579,590
WSFS Financial Corp.	3,764	163,358

		50,093,056

Capital Goods 12.2%
A.O. Smith Corp.	16,933	1,065,932
AAON, Inc.	7,877	165,811
AAR Corp.	18,324	281,457
Accuride Corp. *	19,358	59,429
Aceto Corp.	11,601	115,662
Actuant Corp., Class A	31,901	917,792
Acuity Brands, Inc.	18,505	1,224,106
Aecom Technology Corp. *	49,244	1,112,422
Aegion Corp. *	17,451	359,840
Aerovironment, Inc. *	7,714	157,443
Air Lease Corp. *	29,150	648,588
Aircastle Ltd.	25,596	291,027
Albany International Corp., Class A	11,943	256,894
Alliant Techsystems, Inc.	14,182	850,920
Altra Holdings, Inc.	11,861	223,105
Ameresco, Inc., Class A *	8,165	76,751
American Railcar Industries, Inc. *	4,112	126,362
American Science & Engineering, Inc.	3,537	225,944
American Superconductor Corp. *	16,282	45,264
American Woodmark Corp. *	4,566	129,720
Ampco-Pittsburgh Corp.	3,692	69,151
API Technologies Corp. *	15,067	39,626
Apogee Enterprises, Inc.	12,412	284,483
Applied Industrial Technologies, Inc.	18,112	725,023
Armstrong World Industries, Inc.	9,587	484,239
Astec Industries, Inc.	10,076	291,700
Astronics Corp. *	3,930	78,993
AZZ, Inc.	11,057	421,493
Barnes Group, Inc.	20,470	431,712
Beacon Roofing Supply, Inc. *	20,549	633,731
Belden, Inc.	19,684	741,693
Blount International, Inc. *	21,572	307,832
Brady Corp., Class A	20,896	667,418
Briggs & Stratton Corp.	20,863	423,310
Builders FirstSource, Inc. *	24,618	128,014
CAI International, Inc. *	5,652	113,040
Capstone Turbine Corp. *(a)	140,994	136,172
Carlisle Cos., Inc.	27,168	1,539,611
Cascade Corp.	3,537	229,799

2

 Schwab U.S. Small-Cap ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Chart Industries, Inc. *	13,079	791,018
CIRCOR International, Inc.	7,780	281,169
CLARCOR, Inc.	22,059	1,023,096
Colfax Corp. *	29,150	1,136,559
Columbus McKinnon Corp. *	8,551	127,923
Comfort Systems USA, Inc.	17,092	184,765
Commercial Vehicle Group, Inc. *	11,481	91,963
Crane Co.	20,863	885,426
Cubic Corp.	7,112	348,132
Curtiss-Wright Corp.	20,733	657,858
DigitalGlobe, Inc. *	20,470	510,522
Douglas Dynamics, Inc.	9,449	135,877
Ducommun, Inc. *	4,934	77,316
DXP Enterprises, Inc. *	4,127	199,293
Dycom Industries, Inc. *	14,883	267,299
Dynamic Materials Corp.	5,970	83,520
Edgen Group, Inc. *	16,933	117,684
EMCOR Group, Inc.	29,150	957,578
Encore Wire Corp.	8,403	263,350
Energy Recovery, Inc. *	16,540	51,605
EnerSys, Inc. *	20,863	726,867
Enphase Energy, Inc. *(a)	3,537	9,868
EnPro Industries, Inc. *	9,144	359,176
ESCO Technologies, Inc.	11,643	427,298
Esterline Technologies Corp. *	13,525	826,919
Exelis, Inc.	81,538	921,379
Federal Signal Corp. *	28,109	165,281
Foster Wheeler AG *	46,869	1,052,678
Franklin Electric Co., Inc.	8,270	492,561
FreightCar America, Inc.	5,511	115,896
FuelCell Energy, Inc. *	63,758	54,832
Furmanite Corp. *	15,770	69,861
GATX Corp.	20,470	862,401
GenCorp, Inc. *	30,150	277,380
Generac Holdings, Inc.	11,021	359,615
General Cable Corp. *	21,666	622,031
GeoEye, Inc. *	10,235	312,782
Gibraltar Industries, Inc. *	12,593	174,665
Global Power Equipment Group, Inc.	7,484	112,410
Graco, Inc.	26,382	1,303,535
GrafTech International Ltd. *	55,532	538,660
Graham Corp.	4,457	80,092
Granite Construction, Inc.	15,209	465,395
Great Lakes Dredge & Dock Corp.	25,341	223,761
Greenbrier Cos., Inc. *	10,849	207,324
Griffon Corp.	19,684	204,320
H&E Equipment Services, Inc.	12,200	189,710
Harsco Corp.	35,062	706,499
HEICO Corp., Class A	19,924	669,446
Hexcel Corp. *	43,725	1,130,291
Houston Wire & Cable Co.	7,013	78,686
Huntington Ingalls Industries, Inc.	21,666	885,056
Hyster-Yale Materials Handling, Inc.	3,255	135,017
IDEX Corp.	36,241	1,629,033
II-VI, Inc. *	23,467	401,520
ITT Corp.	40,564	907,417
John Bean Technologies Corp.	12,718	207,176
Kaman Corp.	11,414	413,643
Kaydon Corp.	14,315	329,674
Kennametal, Inc.	35,062	1,336,563
L.B. Foster Co.	3,930	162,899
Layne Christensen Co. *	8,663	199,162
Lennox International, Inc.	20,077	1,055,849
Lindsay Corp.	5,540	438,159
MasTec, Inc. *	23,499	536,717
Meritor, Inc. *	42,771	183,060
Michael Baker Corp.	3,690	71,771
Moog, Inc., Class A *	19,684	723,584
MRC Global, Inc. *	10,235	286,887
Mueller Industries, Inc.	12,274	586,206
Mueller Water Products, Inc., Class A	69,260	386,471
MYR Group, Inc. *	9,125	195,640
National Presto Industries, Inc. (a)	2,095	160,812
Navistar International Corp. *	33,976	693,450
Nordson Corp.	24,810	1,518,124
Nortek, Inc. *	6,681	436,203
Northwest Pipe Co. *	4,111	84,687
Orbital Sciences Corp. *	26,259	343,730
Orion Marine Group, Inc. *	11,596	82,332
Oshkosh Corp. *	40,171	1,179,019
Pike Electric Corp. *	8,927	88,377
Polypore International, Inc. *(a)	20,470	840,294
Powell Industries, Inc. *	4,050	162,162
Preformed Line Products Co.	1,179	66,165
Primoris Services Corp.	12,502	181,029
Proto Labs, Inc. *	3,930	143,366
Quanex Building Products Corp.	16,344	341,917
Raven Industries, Inc.	15,754	409,446
RBC Bearings, Inc. *	9,842	458,539
Regal-Beloit Corp.	18,112	1,263,312
Rexnord Corp. *	11,807	252,434
Robbins & Myers, Inc.	18,505	1,099,197
Rush Enterprises, Inc., Class A *	14,867	284,703
Sauer-Danfoss, Inc.	4,877	256,189
Seaboard Corp. *	131	309,207
Simpson Manufacturing Co., Inc.	17,326	566,733
Standex International Corp.	5,502	271,029
Sterling Construction Co., Inc. *	6,288	58,038
Sun Hydraulics Corp.	11,414	298,362
TAL International Group, Inc.	12,986	442,173
Taser International, Inc. *	24,731	204,278
Tecumseh Products Co., Class A *	6,580	29,018
Teledyne Technologies, Inc. *	16,147	1,017,261
Tennant Co.	7,472	284,982
Terex Corp. *	48,764	1,179,601
Textainer Group Holdings Ltd.	7,460	225,143
The Gorman-Rupp Co.	6,681	185,932
The Keyw Holding Corp. *	12,682	163,091
The Manitowoc Co., Inc.	58,474	877,110
The Middleby Corp. *	8,337	1,062,050
The Shaw Group, Inc. *	28,757	1,292,052
The Toro Co.	25,596	1,148,237
Thermon Group Holdings, Inc. *	5,989	148,108
Titan International, Inc.	20,906	425,019
Titan Machinery, Inc. *(a)	7,602	168,308
Trex Co., Inc. *	6,217	252,472
TriMas Corp. *	13,560	351,204
Trinity Industries, Inc.	34,652	1,100,894
Triumph Group, Inc.	21,666	1,421,506
Tutor Perini Corp. *	14,429	185,557
Twin Disc, Inc.	4,060	69,264
United Rentals, Inc. *	40,171	1,668,302
Universal Forest Products, Inc.	8,692	327,341

 3

 Schwab U.S. Small-Cap ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
USG Corp. *(a)	38,992	1,046,155
Valmont Industries, Inc.	10,235	1,429,420
Vicor Corp. *	9,754	52,184
Wabash National Corp. *	30,539	247,061
WABCO Holdings, Inc. *	27,954	1,734,546
Wabtec Corp.	20,863	1,765,427
Watsco, Inc.	12,986	930,966
Watts Water Technologies, Inc., Class A	12,200	498,858
WESCO International, Inc. *	19,291	1,247,163
Woodward, Inc.	26,775	979,162

		85,095,286

Commercial & Professional Services 3.5%
ABM Industries, Inc.	22,059	420,886
Acacia Research Corp. *	21,666	481,635
Acco Brands Corp. *	49,637	334,553
American Reprographics Co. *	17,071	43,019
Asset Acceptance Capital Corp. *	4,771	26,956
CBIZ, Inc. *	19,033	110,582
CDI Corp.	5,971	98,641
Cenveo, Inc. *(a)	23,892	55,907
Clean Harbors, Inc. *	20,470	1,172,522
Consolidated Graphics, Inc. *	3,537	120,399
Corrections Corp. of America	43,725	1,482,278
Courier Corp.	4,716	53,338
Covanta Holding Corp.	59,086	1,115,544
CRA International, Inc. *	4,575	80,886
Deluxe Corp.	22,059	635,299
Encore Capital Group, Inc. *	9,661	256,789
EnergySolutions, Inc. *	37,084	121,265
EnerNOC, Inc. *	10,628	119,990
Ennis, Inc.	11,569	176,080
Exponent, Inc. *	5,801	310,005
FTI Consulting, Inc. *	18,505	571,990
Fuel Tech, Inc. *	7,211	27,834
G&K Services, Inc., Class A	8,318	281,980
Healthcare Services Group, Inc.	29,543	694,851
Heidrick & Struggles International, Inc.	8,181	107,498
Herman Miller, Inc.	25,872	546,417
Hill International, Inc. *	11,624	40,452
HNI Corp.	19,684	586,190
Huron Consulting Group, Inc. *	10,159	334,637
ICF International, Inc. *	8,718	188,483
Innerworkings, Inc. *	13,025	169,455
Insperity, Inc.	10,296	310,939
Interface, Inc.	25,292	371,540
KAR Auction Services, Inc. *	35,062	623,052
Kelly Services, Inc., Class A	11,414	155,915
Kforce, Inc. *	13,379	172,054
Kimball International, Inc., Class B	11,939	148,999
Knoll, Inc.	21,127	303,384
Korn/Ferry International *	20,863	300,844
McGrath Rentcorp	9,842	275,773
Metalico, Inc. *	18,729	31,277
Mine Safety Appliances Co.	13,379	517,500
Mistras Group, Inc. *	6,681	144,911
Mobile Mini, Inc. *	17,201	343,332
Multi-Color Corp.	5,858	131,688
Navigant Consulting, Inc. *	22,452	233,725
NL Industries, Inc.	3,395	36,327
On Assignment, Inc. *	18,898	376,637
Pendrell Corp. *	66,847	72,863
Performant Financial Corp. *	3,537	34,167
Portfolio Recovery Associates, Inc. *	7,484	739,569
Quad/Graphics, Inc. (a)	9,755	158,031
R.R. Donnelley & Sons Co. (a)	78,394	736,904
Resources Connection, Inc.	19,291	223,969
Rollins, Inc.	28,757	654,797
RPX Corp. *	9,616	87,313
Schawk, Inc.	4,340	52,123
Standard Parking Corp. *	6,919	153,948
Steelcase, Inc., Class A	34,652	403,349
Swisher Hygiene, Inc. *(a)	52,299	74,788
Sykes Enterprises, Inc. *	17,644	258,661
Team, Inc. *	8,561	307,511
Tetra Tech, Inc. *	27,701	713,578
The Advisory Board Co. *	14,556	658,659
The Brink’s Co.	20,781	570,646
The Corporate Executive Board Co.	14,801	633,483
The Dolan Co. *	12,217	41,904
The Geo Group, Inc.	26,775	755,055
TMS International Corp., Class A *	5,687	62,557
TrueBlue, Inc. *	17,838	254,192
UniFirst Corp.	6,681	471,478
United Stationers, Inc.	18,048	553,893
US Ecology, Inc.	8,027	175,470
Viad Corp.	9,137	205,400
WageWorks, Inc. *	2,797	51,661

		24,350,227

Consumer Durables & Apparel 2.9%
American Greetings Corp., Class A (a)	14,575	251,273
Arctic Cat, Inc. *	5,355	201,509
Beazer Homes USA, Inc. *	10,554	157,571
Blyth, Inc. (a)	4,895	78,907
Brunswick Corp.	38,992	1,004,824
Callaway Golf Co.	28,921	194,928
Carter’s, Inc. *	22,059	1,170,009
Cavco Industries, Inc. *	2,835	146,003
Columbia Sportswear Co. (a)	5,502	318,566
Crocs, Inc. *	39,841	531,877
CSS Industries, Inc.	4,027	82,634
Deckers Outdoor Corp. *(a)	16,147	618,269
Ethan Allen Interiors, Inc.	11,414	331,120
Fifth & Pacific Cos., Inc. *	49,244	593,390
G-III Apparel Group Ltd. *	7,307	278,031
Hanesbrands, Inc. *	42,546	1,535,911
Helen of Troy Ltd. *	13,137	405,408
Hovnanian Enterprises, Inc., Class A *(a)	43,651	227,858
Iconix Brand Group, Inc. *	29,936	603,510
iRobot Corp. *	11,021	207,636
JAKKS Pacific, Inc.	9,842	122,828
K-Swiss, Inc., Class A *	12,215	37,744
KB Home (a)	31,741	455,801
La-Z-Boy, Inc. *	23,370	348,680
Leapfrog Enterprises, Inc. *	20,604	187,702
M.D.C Holdings, Inc.	16,303	574,518
M/I Homes, Inc. *	8,613	189,572

4

 Schwab U.S. Small-Cap ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Maidenform Brands, Inc. *	10,405	191,140
Marine Products Corp.	6,902	37,823
Meritage Homes Corp. *	13,805	483,451
Movado Group, Inc.	7,904	274,190
NACCO Industries, Inc., Class A	2,617	139,538
Oxford Industries, Inc.	6,497	354,996
Perry Ellis International, Inc. *	5,844	126,698
Quiksilver, Inc. *	53,567	214,268
Sealy Corp. *(a)	22,391	48,589
Skechers U.S.A., Inc., Class A *	16,540	321,868
Skullcandy, Inc. *(a)	7,307	62,986
Smith & Wesson Holding Corp. *	28,919	306,541
Standard Pacific Corp. *	48,099	322,263
Steven Madden Ltd. *	17,719	788,673
Sturm Ruger & Co., Inc. (a)	8,456	495,437
Tempur-Pedic International, Inc. *	25,989	692,607
The Jones Group, Inc.	33,080	389,021
The Ryland Group, Inc.	19,592	655,352
The Warnaco Group, Inc. *	17,719	1,273,819
True Religion Apparel, Inc.	11,467	299,174
Tumi Holdings, Inc. *	8,293	186,344
Universal Electronics, Inc. *	6,399	112,878
Vera Bradley, Inc. *(a)	9,449	261,832
Wolverine World Wide, Inc.	21,273	920,696
Zagg, Inc. *(a)	10,159	73,450

		19,889,713

Consumer Services 3.8%
AFC Enterprises, Inc. *	10,628	281,004
Ambassadors Group, Inc.	7,984	37,924
American Public Education, Inc. *	7,988	274,627
Ameristar Casinos, Inc.	14,706	292,649
Ascent Capital Group, Inc., Class A *	5,895	360,833
Bally Technologies, Inc. *	18,112	817,576
Biglari Holdings, Inc. *	525	190,811
BJ’s Restaurants, Inc. *	10,403	356,719
Bloomin’ Brands, Inc. *	6,681	105,760
Bob Evans Farms, Inc.	12,200	459,818
Boyd Gaming Corp. *	25,257	138,914
Bravo Brio Restaurant Group, Inc. *	8,132	111,002
Bridgepoint Education, Inc. *	8,290	80,745
Brinker International, Inc.	32,294	967,205
Buffalo Wild Wings, Inc. *	8,270	599,079
Caesars Entertainment Corp. *(a)	16,412	100,113
Capella Education Co. *	4,983	137,880
Career Education Corp. *	22,452	67,131
Caribou Coffee Co., Inc. *	9,213	111,017
CEC Entertainment, Inc.	7,484	234,249
Choice Hotels International, Inc.	11,807	383,728
Churchill Downs, Inc.	5,502	347,781
Chuy’s Holdings, Inc. *	2,358	55,531
Coinstar, Inc. *(a)	13,678	643,413
Corinthian Colleges, Inc. *	34,606	76,825
Cracker Barrel Old Country Store, Inc.	10,235	628,941
Del Frisco’s Restaurant Group, Inc. *	2,358	34,922
Denny’s Corp. *	43,581	207,010
DeVry, Inc.	23,896	622,969
DineEquity, Inc. *	6,681	421,237
Domino’s Pizza, Inc.	24,810	1,032,096
Education Management Corp. *(a)	7,877	30,484
Grand Canyon Education, Inc. *	17,326	410,280
Hillenbrand, Inc.	28,109	594,786
Ignite Restaurant Group, Inc. *	2,476	31,445
International Speedway Corp., Class A	11,021	295,693
Interval Leisure Group, Inc.	17,504	329,600
Isle of Capri Casinos, Inc. *	9,056	44,465
ITT Educational Services, Inc. *(a)	6,681	121,127
Jack in the Box, Inc. *	19,560	538,878
K12, Inc. *(a)	15,754	273,017
Krispy Kreme Doughnuts, Inc. *	25,989	236,500
Life Time Fitness, Inc. *	17,326	815,362
LifeLock, Inc. *	6,661	55,886
Lincoln Educational Services Corp.	10,251	39,671
Marriott Vacations Worldwide Corp. *	12,593	501,327
Matthews International Corp., Class A	12,200	369,050
Morgans Hotel Group Co. *	12,786	74,798
National American University Holdings, Inc.	4,456	17,646
Orient-Express Hotels Ltd., Class A *	38,992	480,771
Papa John’s International, Inc. *	7,484	396,128
Pinnacle Entertainment, Inc. *	28,109	363,168
Red Robin Gourmet Burgers, Inc. *	6,025	197,319
Regis Corp.	25,712	423,477
Ruby Tuesday, Inc. *	26,382	206,043
Ryman Hospitality Properties	20,863	693,069
Scientific Games Corp., Class A *	24,810	206,667
Service Corp. International	94,148	1,311,482
SHFL Entertainment, Inc. *	24,042	330,818
Six Flags Entertainment Corp.	23,238	1,428,672
Sonic Corp. *	23,631	239,382
Sotheby’s	29,543	852,611
Speedway Motorsports, Inc.	5,746	93,200
Steiner Leisure Ltd. *	5,895	271,170
Stewart Enterprises, Inc., Class A	32,687	249,729
Strayer Education, Inc. (a)	5,109	267,354
Texas Roadhouse, Inc.	25,203	418,622
The Cheesecake Factory, Inc.	21,666	740,761
The Marcus Corp.	8,667	102,617
The Wendy’s Co.	122,512	570,906
Universal Technical Institute, Inc.	9,873	93,497
Vail Resorts, Inc.	15,754	887,265
WMS Industries, Inc. *	23,631	399,364

		26,183,616

Diversified Financials 1.9%
Artio Global Investors, Inc.	14,034	31,717
BGC Partners, Inc., Class A	41,969	151,088
Calamos Asset Management, Inc., Class A	8,926	87,475
Cash America International, Inc.	13,143	489,445
Cohen & Steers, Inc. (a)	7,877	225,125
Cowen Group, Inc., Class A *	36,860	85,515
Credit Acceptance Corp. *	4,323	398,840
DFC Global Corp. *	19,226	335,494
Duff & Phelps Corp., Class A	14,464	175,593
Epoch Holding Corp.	7,091	155,364
Evercore Partners, Inc., Class A	11,497	315,823
EZCORP, Inc., Class A *	19,684	378,326

 5

 Schwab U.S. Small-Cap ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
FBR & Co. *	21,273	71,264
Federated Investors, Inc., Class B (a)	40,957	812,996
Financial Engines, Inc. *	17,719	464,592
First Cash Financial Services, Inc. *	11,682	564,357
Gain Capital Holdings, Inc.	5,895	26,115
GAMCO Investors, Inc., Class A	1,695	83,055
GFI Group, Inc.	29,729	82,944
Gleacher & Co., Inc. *	32,986	21,771
Green Dot Corp., Class A *(a)	9,191	114,244
Greenhill & Co., Inc.	11,807	561,069
HFF, Inc., Class A *	14,182	210,319
ICG Group, Inc. *	16,445	183,362
Interactive Brokers Group, Inc., Class A	17,824	272,529
INTL FCStone, Inc. *	6,288	108,971
Investment Technology Group, Inc. *	17,326	154,894
Janus Capital Group, Inc.	82,925	679,985
KBW, Inc.	16,752	288,972
Knight Capital Group, Inc., Class A *	44,123	148,694
Ladenburg Thalmann Financial Services, Inc. *	49,370	60,231
MarketAxess Holdings, Inc.	15,361	474,040
Nelnet, Inc., Class A	11,414	326,326
Netspend Holdings, Inc. *	15,067	175,530
NewStar Financial, Inc. *	8,270	104,285
Oppenheimer Holdings, Inc., Class A	4,729	76,184
PHH Corp. *	25,203	552,198
PICO Holdings, Inc. *	10,287	186,195
Piper Jaffray Cos., Inc. *	7,091	201,172
Pzena Investment Management, Inc., Class A	4,455	24,681
Safeguard Scientifics, Inc. *	8,523	120,430
Stifel Financial Corp. *	21,666	659,080
SWS Group, Inc. *	14,662	70,378
The First Marblehead Corp. *	28,921	19,377
Virtus Investment Partners, Inc. *	2,358	270,840
Waddell & Reed Financial, Inc., Class A	37,420	1,215,776
Walter Investment Management Corp. *	14,174	599,277
Westwood Holdings Group, Inc.	3,144	125,697
WisdomTree Investments, Inc. *	21,261	129,905
World Acceptance Corp. *(a)	5,502	401,701

		13,473,241

Energy 5.2%
Abraxas Petroleum Corp. *	41,151	91,355
Alon USA Energy, Inc.	5,465	77,712
Alpha Natural Resources, Inc. *	95,720	715,986
Amyris, Inc. *(a)	9,056	25,628
Apco Oil & Gas International, Inc.	7,877	83,890
Approach Resources, Inc. *	14,908	350,189
Arch Coal, Inc.	92,969	624,752
Atwood Oceanics, Inc. *	24,810	1,141,260
Basic Energy Services, Inc. *	13,027	143,558
Berry Petroleum Co., Class A	20,470	636,822
Bill Barrett Corp. *	20,863	362,599
Bonanza Creek Energy, Inc. *	9,842	233,255
BPZ Resources, Inc. *(a)	48,084	121,653
Bristow Group, Inc.	15,361	800,308
C&J Energy Services, Inc. *(a)	5,109	102,027
Cal Dive International, Inc. *(a)	42,771	67,150
CARBO Ceramics, Inc. (a)	8,663	663,326
Carrizo Oil & Gas, Inc. *	15,783	327,497
Ceres, Inc. *	2,368	9,827
Cheniere Energy, Inc. *	93,755	1,575,084
Clayton Williams Energy, Inc. *	2,358	95,994
Clean Energy Fuels Corp. *(a)	28,757	381,318
Cloud Peak Energy, Inc. *	26,995	512,095
Comstock Resources, Inc. *	19,291	316,372
Contango Oil & Gas Co. *	5,502	225,527
Crosstex Energy, Inc.	17,719	227,689
CVR Energy, Inc. *	6,681	305,589
Dawson Geophysical Co. *	3,645	82,924
Delek US Holdings, Inc.	7,484	196,605
Diamondback Energy, Inc. *	5,551	99,918
Dresser-Rand Group, Inc. *	33,080	1,746,955
Dril-Quip, Inc. *	15,754	1,108,609
Emerald Oil, Inc. *	15,937	81,438
Endeavour International Corp. *(a)	18,898	127,373
EPL Oil & Gas, Inc. *	15,361	322,427
EXCO Resources, Inc. (a)	63,426	492,186
Exterran Holdings, Inc. *	28,616	597,216
Forest Oil Corp. *	52,319	333,272
Forum Energy Technologies, Inc. *	6,821	172,162
FX Energy, Inc. *	23,354	93,650
Gastar Exploration Ltd. *	26,489	26,224
Geospace Technologies Corp. *	5,622	428,228
Gevo, Inc. *(a)	8,663	13,861
Global Geophysical Services, Inc. *	9,606	40,441
Goodrich Petroleum Corp. *(a)	12,094	108,967
Green Plains Renewable Energy, Inc. *	9,449	73,041
Gulf Island Fabrication, Inc.	5,222	121,516
Gulfmark Offshore, Inc., Class A *	10,628	333,081
Gulfport Energy Corp. *	21,666	824,175
Halcon Resources Corp. *	36,634	226,398
Hallador Energy Co.	5,159	42,252
Harvest Natural Resources, Inc. *	16,540	145,552
Helix Energy Solutions Group, Inc. *	42,546	744,980
Hercules Offshore, Inc. *	69,714	359,724
Hornbeck Offshore Services, Inc. *	13,772	495,379
Hyperdynamics Corp. *(a)	69,321	49,911
ION Geophysical Corp. *	52,978	315,749
Isramco, Inc. *(a)	468	50,076
James River Coal Co. *(a)	15,754	58,132
Key Energy Services, Inc. *	67,147	449,213
KiOR, Inc., Class A *(a)	1,783	11,500
Kodiak Oil & Gas Corp. *	115,028	986,940
Laredo Petroleum Holdings, Inc. *	10,235	194,670
Lufkin Industries, Inc.	14,575	798,127
Magnum Hunter Resources Corp. *(a)	69,714	280,947
Matador Resources Co. *	17,719	157,522
Matrix Service Co. *	11,506	126,221
McMoRan Exploration Co. *(a)	43,725	372,974
Midstates Petroleum Co., Inc. *	13,379	91,914
Newpark Resources, Inc. *	38,599	301,072
Northern Oil and Gas, Inc. *	25,596	401,857
Oasis Petroleum, Inc. *	31,206	943,045
Parker Drilling Co. *	52,556	220,210
PDC Energy, Inc. *	13,226	474,549
Penn Virginia Corp.	20,590	91,214

6

 Schwab U.S. Small-Cap ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
PetroQuest Energy, Inc. *	24,810	132,237
PHI, Inc. *	5,502	172,378
Pioneer Energy Services Corp. *	27,332	197,610
Quicksilver Resources, Inc. *(a)	53,627	169,998
Renewable Energy Group, Inc. *	12,309	72,869
Rentech, Inc. *	99,442	280,426
Resolute Energy Corp. *	17,326	147,964
Rex Energy Corp. *	19,212	252,638
Rosetta Resources, Inc. *	23,238	1,044,316
RPC, Inc. (a)	28,757	332,431
Sanchez Energy Corp. *	5,895	107,702
SEACOR Holdings, Inc. *	8,663	784,868
SemGroup Corp., Class A *	18,112	682,460
Solazyme, Inc. *(a)	15,410	114,959
Stone Energy Corp. *	21,812	452,163
Swift Energy Co. *	18,909	292,711
Targa Resources Corp.	12,593	630,783
Teekay Corp.	16,540	532,919
Tesco Corp. *	13,772	148,738
TETRA Technologies, Inc. *	33,594	235,158
Unit Corp. *	18,898	848,898
VAALCO Energy, Inc. *	25,258	213,935
W&T Offshore, Inc.	15,361	254,532
Warren Resources, Inc. *	31,619	86,952
Western Refining, Inc.	26,863	780,370
Willbros Group, Inc. *	21,969	110,504
World Fuel Services Corp.	31,508	1,227,237

		36,340,615

Food & Staples Retailing 0.9%
Arden Group, Inc., Class A	562	56,054
Casey’s General Stores, Inc.	16,933	836,490
Harris Teeter Supermarkets, Inc.	21,666	823,091
Ingles Markets, Inc., Class A	5,343	87,037
Nash Finch Co.	5,534	116,767
Natural Grocers by Vitamin Cottage, Inc. *	1,572	30,135
PriceSmart, Inc.	8,270	641,090
Rite Aid Corp. *	298,608	301,594
Roundy’s, Inc. (a)	8,445	40,114
Spartan Stores, Inc.	10,159	152,791
SUPERVALU, Inc. (a)	95,375	226,993
Susser Holdings Corp. *	6,986	255,059
The Andersons, Inc.	8,159	344,147
The Chefs’ Warehouse, Inc. *	4,769	75,398
The Fresh Market, Inc. *	17,719	918,376
The Pantry, Inc. *	10,184	130,763
United Natural Foods, Inc. *	21,666	1,121,649
Village Super Market, Inc., Class A	2,751	103,603
Weis Markets, Inc.	4,966	194,220

		6,455,371

Food, Beverage & Tobacco 1.9%
Alico, Inc.	1,690	58,170
Alliance One International, Inc. *	38,769	127,550
Annie’s, Inc. *	3,742	134,226
B&G Foods, Inc.	23,499	685,701
Cal-Maine Foods, Inc.	5,783	265,844
Calavo Growers, Inc.	5,502	132,378
Central European Distribution Corp. *(a)	24,417	41,265
Chiquita Brands International, Inc. *	20,524	146,336
Coca-Cola Bottling Co. Consolidated	2,064	141,673
Darling International, Inc. *	51,787	873,647
Dean Foods Co. *	80,752	1,384,089
Diamond Foods, Inc. (a)	9,679	137,829
Dole Food Co., Inc. *	16,419	188,490
Flowers Foods, Inc.	50,423	1,186,957
Fresh Del Monte Produce, Inc.	17,094	443,589
J&J Snack Foods Corp.	6,194	389,603
Lancaster Colony Corp.	8,663	656,136
Limoneira Co. (a)	3,537	68,689
National Beverage Corp. *	4,567	78,370
Pilgrim’s Pride Corp. *	25,520	182,213
Post Holdings, Inc. *	13,801	475,306
Sanderson Farms, Inc.	8,663	415,564
Seneca Foods Corp., Class A *	3,537	109,576
Smart Balance, Inc. *	25,989	323,043
Snyders-Lance, Inc.	20,863	502,381
Star Scientific, Inc. *(a)	58,974	167,486
The Boston Beer Co., Inc., Class A *(a)	3,537	399,575
The Hain Celestial Group, Inc. *	19,769	1,191,478
Tootsie Roll Industries, Inc. (a)	9,056	246,142
TreeHouse Foods, Inc. *	15,754	826,140
Universal Corp.	10,417	519,808
Vector Group Ltd. (a)	24,525	395,833
WhiteWave Foods Co., Class A *(a)	10,152	154,006

		13,049,093

Health Care Equipment & Services 6.6%
Abaxis, Inc. *	9,056	341,773
ABIOMED, Inc. *(a)	14,815	197,780
Acadia Healthcare Co., Inc. *	9,325	214,009
Accretive Health, Inc. *(a)	21,309	254,216
Accuray, Inc. *	26,775	168,147
Air Methods Corp. *	5,109	557,750
Alere, Inc. *	33,080	611,980
Align Technology, Inc. *	32,083	878,753
Allscripts Healthcare Solutions, Inc. *	74,840	832,221
Almost Family, Inc. *	3,863	76,642
Alphatec Holdings, Inc. *	24,852	42,497
Amedisys, Inc. *	13,124	137,408
AMN Healthcare Services, Inc. *	18,002	196,762
AmSurg Corp. *	14,061	393,989
Analogic Corp.	5,502	405,332
AngioDynamics, Inc. *	12,986	136,872
ArthroCare Corp. *	12,215	409,080
Assisted Living Concepts, Inc., Class A	9,102	78,823
athenahealth, Inc. *	15,754	1,003,372
Atrion Corp.	786	155,306
Bio-Reference Labs, Inc. *	10,879	286,444
BioScrip, Inc. *	25,841	266,162
Brookdale Senior Living, Inc. *	42,939	1,097,521
Cantel Medical Corp.	9,056	248,497
Centene Corp. *	22,452	985,867
Chemed Corp.	8,270	563,022
Community Health Systems, Inc. *	39,778	1,171,860

 7

 Schwab U.S. Small-Cap ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Computer Programs & Systems, Inc.	4,910	245,844
Conceptus, Inc. *	12,593	262,060
CONMED Corp.	12,620	348,691
CorVel Corp. *	2,932	122,997
Cross Country Healthcare, Inc. *	14,257	57,171
CryoLife, Inc.	12,406	73,692
Cyberonics, Inc. *	10,235	529,150
Dexcom, Inc. *	29,856	390,516
Emeritus Corp. *	13,379	302,633
Endologix, Inc. *	23,201	340,127
ePocrates, Inc. *	6,789	68,501
ExamWorks Group, Inc. *	11,021	135,889
Gentiva Health Services, Inc. *	13,506	139,112
Globus Medical, Inc., Class A *	3,537	47,077
Greatbatch, Inc. *	10,581	238,919
Greenway Medical Technologies *(a)	7,806	151,749
Haemonetics Corp. *	11,109	900,162
Hanger, Inc. *	14,923	389,640
Health Management Associates, Inc., Class A *	111,474	886,218
Health Net, Inc. *	35,455	834,965
HEALTHSOUTH Corp. *	42,418	932,772
HealthStream, Inc. *	8,663	205,486
Healthways, Inc. *	14,968	161,954
Hill-Rom Holdings, Inc.	27,168	759,617
HMS Holdings Corp. *	37,813	876,127
ICU Medical, Inc. *	5,304	312,353
Insulet Corp. *	19,684	432,064
Integra LifeSciences Holdings Corp. *	8,270	320,545
Invacare Corp.	12,593	177,939
IPC The Hospitalist Co. *	7,307	275,839
Kindred Healthcare, Inc. *	23,523	255,225
Landauer, Inc.	4,145	246,959
LHC Group, Inc. *	7,116	137,873
LifePoint Hospitals, Inc. *	21,433	771,159
Magellan Health Services, Inc. *	12,074	626,399
MAKO Surgical Corp. *(a)	16,685	230,253
Masimo Corp.	23,271	482,175
MedAssets, Inc. *	22,059	355,150
Medidata Solutions, Inc. *	9,842	393,680
MEDNAX, Inc. *	21,666	1,711,614
Merge Healthcare, Inc. *(a)	26,191	85,645
Meridian Bioscience, Inc.	18,218	364,907
Merit Medical Systems, Inc. *	17,326	240,485
Metropolitan Health Networks, Inc. *	17,843	200,555
Molina Healthcare, Inc. *	13,462	374,782
MWI Veterinary Supply, Inc. *	5,109	570,369
National Healthcare Corp.	3,930	175,789
Natus Medical, Inc. *	12,986	147,002
Navidea Biopharmaceuticals, Inc. *(a)	38,153	103,776
Neogen Corp. *	9,449	430,402
NuVasive, Inc. *	19,684	285,812
NxStage Medical, Inc. *	22,323	268,322
Omnicell, Inc. *	14,496	221,354
OraSure Technologies, Inc. *	24,417	188,011
Orthofix International N.V. *	8,152	303,662
Owens & Minor, Inc.	28,397	777,510
Palomar Medical Technologies, Inc. *	7,974	72,324
PharMerica Corp. *	13,201	190,622
PSS World Medical, Inc. *	22,059	627,358
Quality Systems, Inc.	16,640	303,014
Quidel Corp. *	13,036	228,521
RTI Biologics, Inc. *	24,466	109,363
Select Medical Holdings Corp. *	17,326	191,279
Sirona Dental Systems, Inc. *	24,417	1,528,748
Skilled Healthcare Group, Inc., Class A *	10,734	71,918
Staar Surgical Co. *	12,052	69,661
STERIS Corp.	24,618	841,197
Sun Healthcare Group, Inc. *	11,374	96,224
Sunrise Senior Living, Inc. *	24,474	353,405
SurModics, Inc. *	5,109	102,895
Symmetry Medical, Inc. *	15,975	155,756
Team Health Holdings, Inc. *	12,986	363,478
Teleflex, Inc.	17,719	1,226,155
Tenet Healthcare Corp. *	45,394	1,314,610
The Ensign Group, Inc.	7,712	198,892
Thoratec Corp. *	25,596	952,171
Triple-S Management Corp., Class B *	9,186	160,296
Unilife Corp. *(a)	30,878	70,402
Universal American Corp.	14,968	124,085
Vanguard Health Systems, Inc. *	14,182	149,904
VCA Antech, Inc. *	38,283	795,521
Vocera Communications, Inc. *	2,522	62,016
Volcano Corp. *	23,362	636,848
WellCare Health Plans, Inc. *	18,898	912,206
West Pharmaceutical Services, Inc.	15,089	815,259
Wright Medical Group, Inc. *	17,538	370,403
Zeltiq Aesthetics, Inc. *(a)	2,835	13,438

		45,688,733

Household & Personal Products 0.6%
Central Garden & Pet Co., Class A *	17,719	207,844
Elizabeth Arden, Inc. *	11,021	511,485
Harbinger Group, Inc. *	4,242	36,269
Inter Parfums, Inc.	7,712	154,394
Lifevantage Corp. *(a)	40,957	104,031
Medifast, Inc. *	6,631	210,335
Nature’s Sunshine Products, Inc.	4,514	69,200
Nu Skin Enterprises, Inc., Class A	23,631	1,072,847
Prestige Brands Holdings, Inc. *	22,059	476,474
Revlon, Inc., Class A *	5,377	80,225
Schiff Nutrition International, Inc. *	4,323	181,523
Spectrum Brands Holdings, Inc.	9,842	470,743
USANA Health Sciences, Inc. *(a)	2,751	113,561
WD-40 Co.	6,750	318,870

		4,007,801

Insurance 2.9%
American Equity Investment Life Holding Co.	26,282	303,031
American National Insurance Co.	3,144	216,905
AMERISAFE, Inc. *	8,394	217,237
AmTrust Financial Services, Inc.	11,862	341,863
Argo Group International Holdings Ltd.	11,414	378,831
Aspen Insurance Holdings Ltd.	31,115	973,899
Baldwin & Lyons, Inc., Class B	4,074	93,621
Citizens, Inc. *	17,354	174,581

8

 Schwab U.S. Small-Cap ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
CNO Financial Group, Inc.	99,597	906,333
Crawford & Co., Class B	11,614	72,820
Donegal Group, Inc., Class A	4,146	57,339
eHealth, Inc. *	8,663	223,505
EMC Insurance Group, Inc.	2,281	50,045
Employers Holdings, Inc.	14,007	267,394
Endurance Specialty Holdings Ltd.	18,898	759,700
Enstar Group Ltd. *	3,537	362,224
FBL Financial Group, Inc., Class A	5,140	170,854
First American Financial Corp.	46,083	1,096,775
Global Indemnity plc *	4,716	103,799
Greenlight Capital Re Ltd., Class A *	13,464	311,422
Hilltop Holdings, Inc. *	18,449	263,636
Horace Mann Educators Corp.	17,991	343,988
Infinity Property & Casualty Corp.	5,259	287,772
Kansas City Life Insurance Co.	1,772	67,921
Kemper Corp.	23,138	685,116
Maiden Holdings Ltd.	22,845	205,148
MBIA, Inc. *	61,837	552,823
Meadowbrook Insurance Group, Inc.	20,077	111,628
Mercury General Corp.	15,361	639,325
Montpelier Re Holdings Ltd.	25,684	562,223
National Financial Partners Corp. *	18,505	307,368
National Interstate Corp.	7,451	195,589
National Western Life Insurance Co., Class A	927	139,958
Old Republic International Corp.	105,186	1,103,401
OneBeacon Insurance Group Ltd., Class A	10,161	136,970
Platinum Underwriters Holdings Ltd.	14,575	648,879
Presidential Life Corp.	9,056	126,875
Primerica, Inc.	20,470	586,056
ProAssurance Corp.	13,379	1,213,208
Protective Life Corp.	35,062	951,933
RLI Corp.	7,484	482,269
Safety Insurance Group, Inc.	5,502	246,985
Seabright Holdings, Inc.	9,177	101,406
Selective Insurance Group, Inc.	24,024	448,768
StanCorp Financial Group, Inc.	18,650	634,287
State Auto Financial Corp.	6,203	90,068
Stewart Information Services Corp.	8,026	219,110
Symetra Financial Corp.	35,063	428,820
The Hanover Insurance Group, Inc.	19,684	719,450
The Navigators Group, Inc. *	4,716	247,166
The Phoenix Cos., Inc. *	2,452	59,289
Tower Group, Inc.	14,968	252,959
United Fire Group, Inc.	9,873	204,667
Universal Insurance Holdings, Inc.	11,266	51,711

		20,398,950

Materials 5.7%
A. Schulman, Inc.	13,086	342,591
A.M. Castle & Co. *	8,340	106,418
AK Steel Holding Corp. (a)	61,807	247,846
AMCOL International Corp.	11,021	332,724
American Vanguard Corp.	10,235	340,518
Balchem Corp.	12,829	458,637
Berry Plastics Group, Inc. *	12,951	193,099
Boise, Inc.	40,171	329,402
Buckeye Technologies, Inc.	17,498	485,045
Cabot Corp.	26,176	987,620
Calgon Carbon Corp. *	24,719	334,695
Carpenter Technology Corp.	19,291	934,842
Century Aluminum Co. *	22,452	174,452
Chemtura Corp. *	42,546	864,535
Clearwater Paper Corp. *	10,240	407,040
Coeur d’Alene Mines Corp. *	39,932	928,818
Commercial Metals Co.	51,440	697,012
Compass Minerals International, Inc.	14,575	1,113,530
Cytec Industries, Inc.	20,077	1,378,085
Deltic Timber Corp.	4,716	325,640
Domtar Corp.	15,754	1,262,053
Eagle Materials, Inc.	19,408	1,032,894
Ferro Corp. *	38,704	111,080
Flotek Industries, Inc. *	19,684	227,350
FutureFuel Corp.	6,178	70,120
General Moly, Inc. *	29,054	108,953
Georgia Gulf Corp.	14,968	686,432
Globe Specialty Metals, Inc.	25,989	360,208
Graphic Packaging Holding Co. *	57,450	372,851
Greif, Inc., Class A	13,379	548,940
H.B. Fuller Co.	21,973	721,813
Hawkins, Inc.	3,793	151,720
Haynes International, Inc.	5,502	256,063
Headwaters, Inc. *	27,299	207,472
Hecla Mining Co.	124,367	721,329
Horsehead Holding Corp. *	19,291	179,406
Innophos Holdings, Inc.	9,449	452,702
Intrepid Potash, Inc. *	23,247	494,696
Kaiser Aluminum Corp.	7,484	455,551
KapStone Paper and Packaging Corp. *	16,540	362,557
Koppers Holdings, Inc.	9,160	324,172
Kraton Performance Polymers, Inc. *	14,206	333,699
Kronos Worldwide, Inc. (a)	8,953	144,233
Louisiana-Pacific Corp. *	61,051	1,063,508
LSB Industries, Inc. *	8,143	272,220
Materion Corp.	9,079	186,120
McEwen Mining, Inc. *	108,887	402,882
Metals USA Holdings Corp.	5,834	91,244
Minerals Technologies, Inc.	7,877	582,898
Molycorp, Inc. *(a)	46,526	417,338
Myers Industries, Inc.	14,831	220,537
Neenah Paper, Inc.	6,681	187,469
NewMarket Corp.	4,716	1,251,391
Noranda Aluminum Holding Corp.	25,596	151,784
Olin Corp.	33,866	702,042
Olympic Steel, Inc.	4,511	89,182
OM Group, Inc. *	14,447	288,507
Omnova Solutions, Inc. *	20,349	150,990
P.H. Glatfelter Co.	18,505	314,400
Packaging Corp. of America	42,939	1,564,697
PolyOne Corp.	38,992	785,299
Quaker Chemical Corp.	5,688	276,892
Resolute Forest Products *(a)	41,442	485,286
RPM International, Inc.	57,514	1,668,481
RTI International Metals, Inc. *	13,234	328,203
Schnitzer Steel Industries, Inc., Class A	10,573	298,053
Schweitzer-Mauduit International, Inc.	14,182	531,400
Sensient Technologies Corp.	21,666	784,309
Silgan Holdings, Inc.	21,666	963,704

 9

 Schwab U.S. Small-Cap ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Spartech Corp. *	13,136	116,648
Stepan Co.	3,537	353,523
Stillwater Mining Co. *	51,341	589,395
SunCoke Energy, Inc. *	31,366	509,698
Texas Industries, Inc. *(a)	9,056	420,380
Titanium Metals Corp.	30,329	504,068
TPC Group, Inc. *	6,500	312,195
Tredegar Corp.	10,129	190,932
United States Lime & Minerals, Inc. *	845	37,121
US Antimony Corp. *(a)	18,695	36,829
US Silica Holdings, Inc. *(a)	5,631	81,762
Walter Energy, Inc.	26,775	808,605
Wausau Paper Corp.	21,801	182,910
Worthington Industries, Inc.	22,452	528,969
Zep, Inc.	9,875	122,450
Zoltek Cos., Inc. *	12,401	87,427

		39,510,591

Media 1.5%
Arbitron, Inc.	11,414	415,127
Belo Corp., Class A	41,556	299,203
Cinemark Holdings, Inc.	43,292	1,177,542
Clear Channel Outdoor Holdings, Inc., Class A *	16,933	110,064
Crown Media Holdings, Inc., Class A *(a)	14,694	26,890
Cumulus Media, Inc. *	23,904	54,740
Digital Generation, Inc. *(a)	10,673	113,347
DreamWorks Animation SKG, Inc., Class A *	31,705	543,107
E.W. Scripps Co., Class A *	14,182	144,373
Entercom Communications Corp., Class A *	11,810	74,994
Entravision Communications Corp., Class A	22,547	33,821
Fisher Communications, Inc.	2,675	67,169
Harte-Hanks, Inc.	19,827	104,885
Journal Communications, Inc., Class A *	18,563	104,138
Lamar Advertising Co., Class A *	24,024	943,422
LIN TV Corp., Class A *	14,437	93,552
Live Nation Entertainment, Inc. *	61,837	542,929
Martha Stewart Living Omnimedia, Class A	12,620	33,317
Meredith Corp. (a)	16,210	505,428
Morningstar, Inc.	10,235	653,300
National CineMedia, Inc.	24,664	352,695
Pandora Media, Inc. *(a)	41,350	360,572
ReachLocal, Inc. *	4,139	45,363
Regal Entertainment Group, Class A (a)	34,507	537,619
Scholastic Corp.	10,969	307,790
Shutterstock, Inc. *	1,851	47,386
Sinclair Broadcast Group, Inc., Class A	22,452	247,646
The Madison Square Garden Co., Class A *	26,382	1,155,532
The McClatchy Co., Class A *(a)	22,796	76,367
The New York Times Co., Class A *	53,174	431,241
Valassis Communications, Inc. *	17,326	450,129
World Wrestling Entertainment, Inc., Class A (a)	12,216	98,583

		10,152,271

Pharmaceuticals, Biotechnology & Life Sciences 5.1%
Achillion Pharmaceuticals, Inc. *	26,873	209,341
Acorda Therapeutics, Inc. *	17,561	442,186
Aegerion Pharmaceuticals, Inc. *	5,895	129,101
Affymax, Inc. *	15,827	386,812
Affymetrix, Inc. *	27,982	93,180
Akorn, Inc. *	29,028	391,588
Alkermes plc *	53,174	1,026,790
Alnylam Pharmaceuticals, Inc. *	18,112	307,361
AMAG Pharmaceuticals, Inc. *	9,327	140,185
Arena Pharmaceuticals, Inc. *(a)	94,541	837,633
ARIAD Pharmaceuticals, Inc. *	72,482	1,620,698
Arqule, Inc. *	27,061	71,982
Array BioPharma, Inc. *	58,745	230,868
Auxilium Pharmaceuticals, Inc. *	21,385	409,309
AVANIR Pharmaceuticals, Inc. *(a)	60,299	159,189
AVEO Pharmaceuticals, Inc. *	15,361	99,847
Bio-Rad Laboratories, Inc., Class A *	8,663	905,197
BioCryst Pharmaceuticals, Inc. *	17,348	29,839
Bruker Corp. *	41,359	603,841
Cadence Pharmaceuticals, Inc. *(a)	24,024	102,342
Cell Therapeutics, Inc. *(a)	17,096	23,592
Cepheid, Inc. *	29,222	947,377
Charles River Laboratories International, Inc. *	21,273	816,245
ChemoCentryx, Inc. *(a)	1,996	23,653
Clovis Oncology, Inc. *(a)	6,681	102,754
Cubist Pharmaceuticals, Inc. *	27,954	1,135,212
Curis, Inc. *(a)	34,081	114,171
Cytori Therapeutics, Inc. *(a)	23,201	97,212
Dendreon Corp. *(a)	68,478	304,727
Depomed, Inc. *	22,575	135,902
Dyax Corp. *	43,986	143,834
Dynavax Technologies Corp. *	77,608	220,407
Emergent Biosolutions, Inc. *	10,367	155,712
Endocyte, Inc. *	13,852	129,793
Enzon Pharmaceuticals, Inc. *	21,273	148,486
Exact Sciences Corp. *	31,272	306,778
Exelixis, Inc. *(a)	80,359	392,956
Fluidigm Corp. *	8,579	122,165
Genomic Health, Inc. *	7,877	217,878
Geron Corp. *	59,101	84,514
Halozyme Therapeutics, Inc. *	37,813	235,575
Hi-Tech Pharmacal Co., Inc. *	4,455	134,541
Idenix Pharmaceuticals, Inc. *	45,100	230,912
ImmunoGen, Inc. *	36,241	459,898
Immunomedics, Inc. *	29,782	95,005
Impax Laboratories, Inc. *	27,954	568,584
Incyte Corp. *(a)	56,728	998,413
Infinity Pharmaceuticals, Inc. *	13,801	349,855
Intercept Pharmaceuticals, Inc. *(a)	2,221	51,905
InterMune, Inc. *	29,324	268,608
Ironwood Pharmaceuticals, Inc. *	36,241	391,403
Isis Pharmaceuticals, Inc. *	42,366	389,767
Jazz Pharmaceuticals plc *	20,470	1,102,924
KYTHERA Biopharmaceuticals, Inc. *	1,851	45,294

10

 Schwab U.S. Small-Cap ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Lexicon Pharmaceuticals, Inc. *	215,874	371,303
Luminex Corp. *	16,933	291,586
MannKind Corp. *(a)	51,602	110,428
MAP Pharmaceuticals, Inc. *	11,252	179,357
Medicis Pharmaceutical Corp., Class A	25,989	1,124,024
Medivation, Inc. *	32,294	1,684,132
Merrimack Pharmaceuticals, Inc. *	5,895	42,090
Momenta Pharmaceuticals, Inc. *	20,081	214,867
Myriad Genetics, Inc. *	37,027	1,063,415
Nektar Therapeutics *	51,083	333,572
Neurocrine Biosciences, Inc. *	25,989	194,398
Novavax, Inc. *	43,986	81,814
NPS Pharmaceuticals, Inc. *	38,110	389,865
Obagi Medical Products, Inc. *	8,411	114,894
Oncothyreon, Inc. *(a)	26,775	122,630
Opko Health, Inc. *(a)	59,479	260,518
Optimer Pharmaceuticals, Inc. *(a)	23,513	239,597
Osiris Therapeutics, Inc. *(a)	6,681	64,138
Pacific Biosciences of California, Inc. *	19,291	32,409
Pacira Pharmaceuticals, Inc. *(a)	9,056	154,405
Pain Therapeutics, Inc. *	19,684	62,595
PAREXEL International Corp. *	26,654	860,658
PDL BioPharma, Inc. (a)	62,763	495,828
POZEN, Inc. *	14,182	78,710
Progenics Pharmaceuticals, Inc. *	16,933	39,962
Puma Biotechnology, Inc. *	3,384	69,710
Questcor Pharmaceuticals, Inc. (a)	25,989	674,415
Rigel Pharmaceuticals, Inc. *	33,630	279,129
Sagent Pharmaceuticals, Inc. *	6,497	96,805
Salix Pharmaceuticals Ltd. *	21,666	928,388
Sangamo BioSciences, Inc. *(a)	23,238	133,154
Santarus, Inc. *	24,065	239,928
Savient Pharmaceuticals, Inc. *(a)	28,514	34,217
Seattle Genetics, Inc. *	44,904	1,136,520
Sequenom, Inc. *(a)	50,531	246,086
SIGA Technologies, Inc. *(a)	16,282	43,961
Spectrum Pharmaceuticals, Inc. *(a)	22,452	265,832
Sucampo Pharmaceuticals, Inc., Class A *	18,505	96,966
Synageva BioPharma Corp. *	3,930	192,295
Synergy Pharmaceuticals, Inc. *(a)	19,684	109,443
Targacept, Inc. *	12,454	53,428
TESARO, Inc. *(a)	1,965	36,372
The Medicines Co. *	23,238	498,920
Theravance, Inc. *	29,543	664,127
Threshold Pharmaceuticals, Inc. *	16,540	73,107
Vanda Pharmaceuticals, Inc. *	13,082	45,525
ViroPharma, Inc. *	29,936	742,113
VIVUS, Inc. *(a)	43,725	494,092
XenoPort, Inc. *	18,898	148,349
ZIOPHARM Oncology, Inc. *(a)	30,961	135,609

		35,189,027

Real Estate 10.3%
Acadia Realty Trust	21,649	537,328
AG Mortgage Investment Trust, Inc.	9,449	232,729
Alexander & Baldwin, Inc. *	18,704	558,501
Alexander’s, Inc.	903	400,029
American Assets Trust, Inc.	14,575	396,877
American Capital Mortgage Investment Corp.	14,439	368,772
American Realty Capital Trust, Inc.	68,928	803,700
AmREIT, Inc., Class B	786	12,985
Anworth Mortgage Asset Corp.	61,051	360,201
Apartment Investment & Management Co., Class A	63,426	1,590,090
Apollo Residential Mortgage, Inc.	10,235	221,997
ARMOUR Residential REIT, Inc.	134,758	943,306
Ashford Hospitality Trust	27,561	249,427
Associated Estates Realty Corp.	21,273	321,860
AV Homes, Inc. *	4,368	57,789
BioMed Realty Trust, Inc.	67,356	1,297,950
Brandywine Realty Trust	63,749	760,526
Campus Crest Communities, Inc.	16,933	193,714
CapLease, Inc.	29,543	138,261
Capstead Mortgage Corp.	45,517	552,576
CBL & Associates Properties, Inc.	67,910	1,528,654
Cedar Realty Trust, Inc.	24,042	130,308
Chesapeake Lodging Trust	18,277	344,887
Colonial Properties Trust	36,241	739,316
Colony Financial, Inc.	14,547	291,231
CommonWealth REIT	37,236	563,381
Coresite Realty Corp.	9,056	231,834
Corporate Office Properties Trust	35,036	864,688
Cousins Properties, Inc.	37,894	311,110
CreXus Investment Corp.	33,473	418,078
CubeSmart	50,423	695,837
CYS Investments, Inc.	76,465	977,987
DCT Industrial Trust, Inc.	111,984	699,900
DiamondRock Hospitality Co.	83,227	727,404
Douglas Emmett, Inc.	56,728	1,288,293
Duke Realty Corp.	117,779	1,590,016
DuPont Fabros Technology, Inc.	27,561	636,383
EastGroup Properties, Inc.	12,547	655,957
Education Realty Trust, Inc.	49,244	507,706
EPR Properties	20,754	941,194
Equity Lifestyle Properties, Inc.	16,933	1,111,482
Equity One, Inc.	27,420	566,771
Excel Trust, Inc.	19,769	235,251
Extra Space Storage, Inc.	45,506	1,599,536
FelCor Lodging Trust, Inc. *	48,048	201,802
First Industrial Realty Trust, Inc. *	38,992	514,694
First Potomac Realty Trust	22,223	260,676
Forest City Enterprises, Inc., Class A *	59,659	897,868
Forestar Group, Inc. *	15,361	227,036
Franklin Street Properties Corp.	32,772	378,517
Getty Realty Corp. (a)	12,840	216,226
Glimcher Realty Trust	62,026	664,919
Government Properties Income Trust (a)	20,142	464,273
Hatteras Financial Corp.	42,939	1,144,754
Healthcare Realty Trust, Inc.	38,792	925,189
Healthcare Trust of America, Inc.	25,631	276,046
Hersha Hospitality Trust	78,273	367,100
Highwoods Properties, Inc.	33,080	1,066,499
Home Properties, Inc.	21,666	1,275,911
Hospitality Properties Trust	53,960	1,224,892
Hudson Pacific Properties, Inc.	12,200	236,314
Inland Real Estate Corp.	34,857	277,810
Invesco Mortgage Capital, Inc.	50,423	1,067,455

 11

 Schwab U.S. Small-Cap ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Investors Real Estate Trust	41,403	351,511
iStar Financial, Inc. *	32,294	247,049
Kennedy-Wilson Holdings, Inc.	18,112	237,267
Kilroy Realty Corp.	32,294	1,456,459
Kite Realty Group Trust	26,894	143,614
LaSalle Hotel Properties	37,893	913,600
Lexington Realty Trust	60,856	583,609
LTC Properties, Inc.	13,492	441,458
Mack-Cali Realty Corp.	36,634	926,108
Medical Properties Trust, Inc.	60,295	703,643
MFA Financial, Inc.	155,609	1,308,672
Mid-America Apartment Communities, Inc.	17,719	1,104,248
Monmouth Real Estate Investment Corp.	16,419	172,400
National Health Investors, Inc.	10,409	577,700
National Retail Properties, Inc.	47,262	1,451,889
NorthStar Realty Finance Corp.	59,479	400,294
OMEGA Healthcare Investors, Inc.	47,262	1,083,245
Parkway Properties, Inc.	9,842	132,276
Pebblebrook Hotel Trust	25,596	533,677
Pennsylvania REIT	22,845	380,598
Pennymac Mortgage Investment Trust	23,499	579,250
Post Properties, Inc.	23,713	1,165,020
Potlatch Corp.	17,784	692,687
PS Business Parks, Inc.	7,877	507,988
Ramco-Gershenson Properties Trust	19,613	262,422
Redwood Trust, Inc.	34,259	572,810
Resource Capital Corp.	38,599	228,506
Retail Opportunity Investments Corp. (a)	19,684	249,790
Retail Properties of America, Inc., Class A	14,182	174,155
RLJ Lodging Trust	46,476	863,989
Rouse Properties, Inc.	10,099	151,485
Sabra Health Care REIT, Inc.	16,388	355,620
Saul Centers, Inc.	5,502	234,385
Select Income REIT	3,593	89,789
Sovran Self Storage, Inc.	12,901	797,153
Spirit Realty Capital, Inc. *	12,581	204,190
STAG Industrial, Inc.	14,575	274,739
Starwood Property Trust, Inc.	59,653	1,363,668
Strategic Hotels & Resorts, Inc. *	78,001	485,946
Summit Hotel Properties, Inc.	21,261	186,672
Sun Communities, Inc.	12,682	489,525
Sunstone Hotel Investors, Inc. *	59,872	617,879
Tanger Factory Outlet Centers	40,957	1,346,666
Tejon Ranch Co. *	6,516	181,796
The Howard Hughes Corp. *	12,200	898,896
The St. Joe Co. *	40,833	873,010
Two Harbors Investment Corp.	132,042	1,494,715
Universal Health Realty Income Trust	5,253	256,031
Urstadt Biddle Properties, Inc., Class A	11,936	224,277
Washington REIT	28,757	745,381
Weingarten Realty Investors	48,441	1,316,626
Winthrop Realty Trust	14,920	167,253
WP Carey, Inc.	24,991	1,212,563
Zillow, Inc., Class A *(a)	5,234	144,040

		71,902,042

Retailing 4.4%
1-800-FLOWERS.COM, Inc., Class A *	10,676	33,416
Aaron’s, Inc.	30,722	881,721
Aeropostale, Inc. *	35,951	496,483
America’s Car-Mart, Inc. *	3,537	130,515
Ann, Inc. *	20,863	699,954
Asbury Automotive Group, Inc. *	13,772	415,777
Ascena Retail Group, Inc. *	53,567	1,076,697
Barnes & Noble, Inc. *(a)	18,399	264,026
bebe stores, Inc.	15,913	59,833
Big 5 Sporting Goods Corp.	8,927	124,978
Big Lots, Inc. *	25,989	731,850
Blue Nile, Inc. *(a)	6,027	237,102
Body Central Corp. *	5,759	58,915
Brown Shoe Co., Inc.	18,505	352,520
Cabela’s, Inc. *	20,077	959,078
CafePress, Inc. *(a)	2,070	12,068
Chico’s FAS, Inc.	72,482	1,351,789
Citi Trends, Inc. *	6,599	92,122
Conn’s, Inc. *	7,877	222,762
Core-Mark Holding Co., Inc.	5,056	231,312
DSW, Inc., Class A	13,772	936,909
Express, Inc. *	41,415	618,326
Five Below, Inc. *	4,323	160,599
Francesca’s Holdings Corp. *(a)	14,575	379,387
Fred’s, Inc., Class A	15,405	204,886
GameStop Corp., Class A (a)	52,781	1,385,501
Genesco, Inc. *	10,763	595,517
Gordmans Stores, Inc. *	3,785	54,731
Group 1 Automotive, Inc.	9,449	574,121
Guess?, Inc.	27,982	723,894
Haverty Furniture Cos., Inc.	9,067	151,872
hhgregg, Inc. *(a)	9,652	71,425
Hibbett Sports, Inc. *	11,713	629,457
HomeAway, Inc. *	13,143	269,169
Hot Topic, Inc.	18,020	179,840
HSN, Inc.	16,147	854,015
Jos. A. Bank Clothiers, Inc. *	12,215	526,466
Kayak Software Corp. *	1,572	63,980
Kirkland’s, Inc. *	7,256	65,957
Liberty Ventures, Series A *	11,807	691,300
Lithia Motors, Inc., Class A	8,206	293,611
Lumber Liquidators Holdings, Inc. *	11,414	612,704
MarineMax, Inc. *	10,393	85,846
Mattress Firm Holding Corp. *(a)	3,144	89,950
Monro Muffler Brake, Inc.	12,593	403,983
New York & Co., Inc. *	11,611	43,193
NutriSystem, Inc.	12,626	100,882
Office Depot, Inc. *	124,311	417,685
OfficeMax, Inc.	40,957	409,570
Orbitz Worldwide, Inc. *	10,159	23,467
Overstock.com, Inc. *(a)	5,311	80,568
Pacific Sunwear Of California, Inc. *(a)	29,729	45,188
Penske Automotive Group, Inc.	18,505	539,051
PetMed Express, Inc.	8,399	96,924
Pier 1 Imports, Inc.	46,869	899,416
Pool Corp.	20,470	857,488
RadioShack Corp. (a)	44,222	89,771
Rent-A-Center, Inc.	25,596	889,717

12

 Schwab U.S. Small-Cap ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Restoration Hardware Holdings, Inc. *	2,256	83,246
rue21, Inc. *	7,091	203,583
Saks, Inc. *(a)	44,904	471,492
Select Comfort Corp. *	24,873	666,099
Shoe Carnival, Inc.	6,510	143,936
Shutterfly, Inc. *	13,379	360,564
Sonic Automotive, Inc., Class A	15,544	306,839
Stage Stores, Inc.	13,540	350,280
Stein Mart, Inc. *	11,590	98,979
Systemax, Inc. *	4,878	50,243
Teavana Holdings, Inc. *	3,101	45,740
The Buckle, Inc. (a)	12,215	624,797
The Cato Corp., Class A	12,311	357,758
The Children’s Place Retail Stores, Inc. *	10,628	516,627
The Finish Line, Inc., Class A	23,059	475,707
The Men’s Wearhouse, Inc.	20,863	676,796
The Pep Boys-Manny, Moe & Jack	23,291	246,186
The Wet Seal, Inc., Class A *	40,304	118,494
Tile Shop Holdings, Inc. *(a)	14,159	221,872
Tilly’s, Inc. *	3,308	43,765
Vitamin Shoppe, Inc. *	12,593	746,261
VOXX International Corp. *	8,614	58,058
Weyco Group, Inc.	3,388	79,720
Zumiez, Inc. *	9,493	196,315

		30,692,641

Semiconductors & Semiconductor Equipment 3.0%
Advanced Energy Industries, Inc. *	16,040	205,152
Amkor Technology, Inc. *(a)	35,946	152,771
Applied Micro Circuits Corp. *	27,248	186,104
ATMI, Inc. *	13,957	278,023
Brooks Automation, Inc.	29,396	226,349
Cabot Microelectronics Corp.	10,235	333,866
Cavium, Inc. *	21,541	758,889
CEVA, Inc. *	10,659	161,058
Cirrus Logic, Inc. *	28,364	888,360
Cohu, Inc.	10,000	97,000
Cymer, Inc. *	13,801	1,210,348
Cypress Semiconductor Corp. *	59,479	603,712
Diodes, Inc. *	15,494	234,579
DSP Group, Inc. *	9,094	53,836
Entegris, Inc. *	60,552	542,546
Entropic Communications, Inc. *	38,343	199,000
Exar Corp. *	20,888	171,282
Fairchild Semiconductor International, Inc. *	55,139	735,554
First Solar, Inc. *(a)	25,012	675,074
FormFactor, Inc. *	25,989	115,131
GT Advanced Technologies, Inc. *	51,995	175,223
Hittite Microwave Corp. *	11,807	716,449
Inphi Corp. *	7,484	58,375
Integrated Device Technology, Inc. *	63,261	396,646
Intermolecular, Inc. *	6,432	45,024
International Rectifier Corp. *	30,885	527,516
Intersil Corp., Class A	56,412	402,218
IXYS Corp.	11,215	90,842
Kopin Corp. *	30,134	96,730
Kulicke & Soffa Industries, Inc. *	32,738	374,195
Lattice Semiconductor Corp. *	53,788	213,000
LTX-Credence Corp. *	21,969	124,784
M/A-COM Technology Solutions Holdings, Inc. *	3,733	52,710
MaxLinear, Inc., Class A *	7,558	40,586
MEMC Electronic Materials, Inc. *	102,134	299,253
Micrel, Inc.	20,863	200,493
Microsemi Corp. *	38,599	738,785
MIPS Technologies, Inc. *	21,291	160,534
MKS Instruments, Inc.	23,353	566,310
Monolithic Power Systems, Inc. *	13,379	283,100
Nanometrics, Inc. *	9,354	135,259
NeoPhotonics Corp. *	7,031	37,756
OmniVision Technologies, Inc. *	22,845	344,960
Peregrine Semiconductor Corp. *	2,751	46,574
Pericom Semiconductor Corp. *	10,569	79,479
Photronics, Inc. *	26,072	134,271
PMC-Sierra, Inc. *	85,790	441,819
Power Integrations, Inc.	12,468	387,879
Rambus, Inc. *	44,571	217,952
RF Micro Devices, Inc. *	123,117	531,865
Rubicon Technology, Inc. *(a)	8,133	52,214
Rudolph Technologies, Inc. *	14,257	157,682
Semtech Corp. *	29,096	795,776
Sigma Designs, Inc. *	13,988	80,431
Silicon Image, Inc. *	35,251	164,270
Silicon Laboratories, Inc. *	16,540	691,703
Spansion, Inc., Class A *	21,363	250,374
STR Holdings, Inc. *(a)	18,505	43,857
SunPower Corp. *	13,379	61,543
Supertex, Inc. *	4,625	84,083
Teradyne, Inc. *	81,931	1,281,401
Tessera Technologies, Inc.	23,079	375,034
TriQuint Semiconductor, Inc. *	73,414	371,475
Ultratech, Inc. *	11,433	375,231
Veeco Instruments, Inc. *	17,222	490,138
Volterra Semiconductor Corp. *	11,021	193,529

		21,217,962

Software & Services 7.6%
Accelrys, Inc. *	24,526	216,074
ACI Worldwide, Inc. *	16,933	729,982
Actuate Corp. *	21,159	112,777
Acxiom Corp. *	32,687	578,233
Advent Software, Inc. *	14,250	317,205
Ancestry.com, Inc. *	12,375	391,050
Angie’s List, Inc. *(a)	14,575	161,928
AOL, Inc. *	35,808	1,343,516
Aspen Technology, Inc. *	41,913	1,089,319
Bankrate, Inc. *	17,326	208,432
Bazaarvoice, Inc. *(a)	13,379	130,847
Blackbaud, Inc.	19,859	443,650
Blucora, Inc. *	17,326	255,558
Booz Allen Hamilton Holding Corp.	16,933	237,231
Bottomline Technologies, Inc. *	16,147	395,763
Brightcove, Inc. *	6,288	61,119
BroadSoft, Inc. *	12,200	385,886
CACI International, Inc., Class A *	9,842	503,418
Cadence Design Systems, Inc. *	119,761	1,524,558
Carbonite, Inc. *(a)	6,453	61,562
Cardtronics, Inc. *	19,292	442,558
Cass Information Systems, Inc.	4,200	197,358

 13

 Schwab U.S. Small-Cap ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
CIBER, Inc. *	28,109	85,451
CommVault Systems, Inc. *	18,157	1,204,899
Compuware Corp. *	94,148	880,284
comScore, Inc. *	14,182	188,762
Comverse Technology, Inc. *	97,379	346,669
Comverse, Inc. *	9,738	280,162
Constant Contact, Inc. *	13,379	178,208
Convergys Corp.	49,244	768,699
CoreLogic, Inc. *	41,365	1,068,872
Cornerstone OnDemand, Inc. *	13,379	375,147
CoStar Group, Inc. *	11,414	991,420
CSG Systems International, Inc. *	14,968	278,105
DealerTrack Holdings, Inc. *	18,905	508,355
Demand Media, Inc. *	15,302	136,188
Demandware, Inc. *(a)	3,537	96,878
Dice Holdings, Inc. *	22,059	189,707
Digital River, Inc. *	16,618	242,789
DST Systems, Inc.	13,379	771,166
E2open, Inc. *	786	11,090
EarthLink, Inc.	48,051	317,137
Ebix, Inc. (a)	13,772	231,507
Ellie Mae, Inc. *	4,323	107,297
Eloqua, Inc. *	4,103	74,059
Envestnet, Inc. *	9,918	137,860
EPAM Systems, Inc. *	6,288	129,344
EPIQ Systems, Inc.	13,772	165,126
Euronet Worldwide, Inc. *	20,863	464,410
ExactTarget, Inc. *	10,235	210,943
Exlservice Holdings, Inc. *	11,414	306,466
Fair Isaac Corp.	14,575	624,101
FleetCor Technologies, Inc. *	17,719	924,755
Forrester Research, Inc.	6,350	177,863
Global Cash Access Holdings, Inc. *	28,757	226,318
Guidewire Software, Inc. *	11,807	353,029
Heartland Payment Systems, Inc.	17,909	530,644
Higher One Holdings, Inc. *(a)	14,182	125,369
iGate Corp. *	13,974	209,470
Imperva, Inc. *	4,716	145,064
Infoblox, Inc. *	16,147	306,147
Interactive Intelligence Group, Inc. *	6,288	201,971
Internap Network Services Corp. *	23,637	141,113
IntraLinks Holdings, Inc. *	16,072	105,914
j2 Global, Inc.	18,898	571,476
Jack Henry & Associates, Inc.	37,813	1,469,791
JDA Software Group, Inc. *	18,816	840,323
Jive Software, Inc. *	10,235	147,998
Kenexa Corp. *	10,580	485,834
Keynote Systems, Inc.	6,750	91,868
KIT Digital, Inc. *(a)	19,134	14,446
Lender Processing Services, Inc.	37,571	933,639
Limelight Networks, Inc. *	27,561	53,468
Lionbridge Technologies, Inc. *	25,769	105,911
Liquidity Services, Inc. *	10,235	420,249
LivePerson, Inc. *	21,666	285,775
LogMeIn, Inc. *	9,855	210,897
Manhattan Associates, Inc. *	8,663	495,870
ManTech International Corp., Class A	9,868	246,503
Marchex, Inc., Class B	10,342	43,023
MAXIMUS, Inc.	15,023	946,299
Mentor Graphics Corp. *	42,029	627,493
MicroStrategy, Inc., Class A *	3,930	347,766
Millennial Media, Inc. *	4,252	58,465
ModusLink Global Solutions, Inc. *	19,339	64,399
MoneyGram International, Inc. *	9,501	114,107
Monotype Imaging Holdings, Inc.	15,790	241,745
Monster Worldwide, Inc. *	51,602	280,715
Move, Inc. *	15,957	120,156
NCI, Inc., Class A *	3,144	13,205
Netscout Systems, Inc. *	15,319	384,813
NeuStar, Inc., Class A *	29,150	1,171,830
NIC, Inc.	25,989	390,095
OpenTable, Inc. *(a)	9,941	446,251
OPNET Technologies, Inc.	6,497	269,885
Parametric Technology Corp. *	51,995	1,052,379
Pegasystems, Inc.	7,157	145,573
Perficient, Inc. *	14,182	154,442
Progress Software Corp. *	27,618	555,398
Proofpoint, Inc. *	5,502	60,522
PROS Holdings, Inc. *	8,929	158,311
QLIK Technologies, Inc. *	32,294	625,858
Qualys, Inc. *	3,331	44,569
QuinStreet, Inc. *	12,491	78,069
RealNetworks, Inc. *	10,564	76,800
RealPage, Inc. *	15,361	303,994
Responsys, Inc. *	9,578	62,449
Rosetta Stone, Inc. *	5,377	68,718
Rovi Corp. *	47,655	731,028
Saba Software, Inc. *	12,007	93,895
Sapient Corp. *	48,541	514,049
SciQuest, Inc. *	7,582	123,511
SeaChange International, Inc. *	12,486	115,496
ServiceSource International, Inc. *	21,666	111,147
Sourcefire, Inc. *	13,119	645,848
Splunk, Inc. *	11,414	344,703
SS&C Technologies Holdings, Inc. *	18,112	427,262
Stamps.com, Inc. *	6,524	165,514
Synchronoss Technologies, Inc. *	11,807	215,596
Syntel, Inc.	6,824	410,532
Take-Two Interactive Software, Inc. *	40,171	496,915
Tangoe, Inc. *	13,772	179,587
TechTarget, Inc. *	7,364	39,987
TeleNav, Inc. *	9,350	75,642
TeleTech Holdings, Inc. *	10,793	183,697
The Active Network, Inc. *	15,395	82,517
TiVo, Inc. *	53,767	629,074
TNS, Inc. *	10,845	158,337
Travelzoo, Inc. *	3,373	59,230
Trulia, Inc. *(a)	2,591	46,068
Tyler Technologies, Inc. *	11,414	535,545
Ultimate Software Group, Inc. *	11,807	1,115,880
Unisys Corp. *	19,291	333,348
United Online, Inc.	39,293	224,756
ValueClick, Inc. *	30,722	579,724
VASCO Data Security International, Inc. *	11,611	87,199
Verint Systems, Inc. *	9,845	273,396
VirnetX Holding Corp. *(a)	18,505	637,867
Virtusa Corp. *	9,349	146,405
Vocus, Inc. *	9,172	156,474
Web.com Group, Inc. *	13,658	206,372
WebMD Health Corp. *	24,576	345,293
Websense, Inc. *	16,147	225,412
WEX, Inc. *	16,933	1,218,499

14

 Schwab U.S. Small-Cap ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Workday, Inc., Class A *	9,621	482,012
XO Group, Inc. *	11,112	87,785
Yelp, Inc. *(a)	7,091	134,091
Zynga, Inc., Class A *	202,085	497,129

		53,024,981

Technology Hardware & Equipment 5.0%
3D Systems Corp. *(a)	20,863	932,785
Acme Packet, Inc. *	24,865	496,057
ADTRAN, Inc. (a)	27,561	541,298
Aeroflex Holding Corp. *	7,907	51,237
Anaren, Inc. *	5,895	114,894
Anixter International, Inc.	12,200	745,176
Arris Group, Inc. *	49,244	687,939
Aruba Networks, Inc. *	46,476	905,352
Audience, Inc. *	2,376	20,552
Aviat Networks, Inc. *	25,257	69,457
Avid Technology, Inc. *	12,986	84,799
AVX Corp.	20,863	212,803
Badger Meter, Inc.	6,288	283,337
Bel Fuse, Inc., Class B	5,009	79,593
Benchmark Electronics, Inc. *	24,417	379,440
Black Box Corp.	7,880	194,242
Brocade Communications Systems, Inc. *	200,906	1,141,146
Calix, Inc. *	15,633	115,372
Checkpoint Systems, Inc. *	18,145	156,954
Ciena Corp. *	44,118	656,476
Cognex Corp.	17,211	616,498
Coherent, Inc. *	10,235	473,369
Comtech Telecommunications Corp.	8,355	213,554
CTS Corp.	15,132	134,070
Daktronics, Inc.	16,540	173,008
Diebold, Inc.	27,561	824,349
Digi International, Inc. *	11,249	109,678
DTS, Inc. *	8,270	126,366
Echelon Corp. *	14,052	42,015
EchoStar Corp., Class A *	16,933	531,019
Electro Rent Corp.	7,942	124,769
Electro Scientific Industries, Inc.	10,982	119,045
Electronics for Imaging, Inc. *	20,819	382,237
Emulex Corp. *	38,066	279,785
Extreme Networks, Inc. *	41,151	148,144
Fabrinet *	8,591	106,700
FARO Technologies, Inc. *	7,484	264,035
FEI Co.	16,540	910,196
Finisar Corp. *	39,924	541,769
Fusion-io, Inc. *(a)	29,150	680,069
Harmonic, Inc. *	51,341	235,142
Imation Corp. *	13,379	57,262
Infinera Corp. *	48,785	272,220
Ingram Micro, Inc., Class A *	65,391	1,059,334
Insight Enterprises, Inc. *	19,523	330,720
InterDigital, Inc. (a)	18,505	789,793
Intermec, Inc. *	22,122	167,021
Intevac, Inc. *	9,537	45,110
InvenSense, Inc. *	15,193	152,690
IPG Photonics Corp. *	12,593	744,246
Itron, Inc. *	17,326	758,879
Ixia *	22,845	343,132
KEMET Corp. *	19,561	86,460
Lexmark International, Inc., Class A (a)	30,722	747,466
Littelfuse, Inc.	9,449	545,302
Loral Space & Communications, Inc.	5,408	460,059
Maxwell Technologies, Inc. *	12,655	91,749
Measurement Specialties, Inc. *	6,308	195,863
Mercury Systems, Inc. *	13,610	119,632
Methode Electronics, Inc.	16,147	145,807
MTS Systems Corp.	7,091	342,850
Multi-Fineline Electronix, Inc. *	4,369	74,666
National Instruments Corp.	41,350	1,005,632
NETGEAR, Inc. *	16,676	581,325
Newport Corp. *	16,668	212,350
Oclaro, Inc. *	38,206	70,299
OCZ Technology Group, Inc. *(a)	29,278	48,894
Oplink Communications, Inc. *	8,496	131,688
OSI Systems, Inc. *	8,270	506,786
Park Electrochemical Corp.	8,359	203,709
Plantronics, Inc.	18,505	622,323
Plexus Corp. *	15,417	356,904
Polycom, Inc. *	76,805	803,380
Power-One, Inc. *	53,174	220,672
QLogic Corp. *	40,957	388,272
Quantum Corp. *	103,104	123,725
RealD, Inc. *(a)	18,698	197,451
Rofin-Sinar Technologies, Inc. *	12,456	263,444
Rogers Corp. *	7,107	315,764
Sanmina Corp. *	35,869	337,886
ScanSource, Inc. *	11,807	348,897
ShoreTel, Inc. *	22,845	98,690
Silicon Graphics International Corp. *(a)	14,182	118,987
Sonus Networks, Inc. *	121,726	203,282
STEC, Inc. *	16,592	81,467
Super Micro Computer, Inc. *	11,414	106,493
Sycamore Networks, Inc.	8,490	22,838
Symmetricom, Inc. *	18,940	112,693
Synaptics, Inc. *	14,575	389,444
SYNNEX Corp. *	11,807	389,867
Tech Data Corp. *	16,540	730,572
Tellabs, Inc.	147,980	526,809
TTM Technologies, Inc. *	24,157	217,896
Ubiquiti Networks, Inc. *	1,913	22,478
Universal Display Corp. *(a)	17,919	427,906
ViaSat, Inc. *	17,326	662,373
Viasystems Group, Inc. *	1,902	22,310
Vishay Intertechnology, Inc. *	57,907	561,698
Vishay Precision Group, Inc. *	5,826	71,077
Zebra Technologies Corp., Class A *	22,452	874,505

		34,815,773

Telecommunication Services 0.8%
Alaska Communications Systems Group, Inc. (a)	18,539	40,971
Atlantic Tele-Network, Inc.	4,323	159,432
Boingo Wireless, Inc. *	5,687	40,321
Cbeyond, Inc. *	13,772	102,326
Cincinnati Bell, Inc. *	85,878	457,730
Clearwire Corp., Class A *	175,703	407,631
Cogent Communications Group, Inc.	18,898	399,504

 15

 Schwab U.S. Small-Cap ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Consolidated Communications Holdings, Inc.	16,933	254,672
Elephant Talk Communications, Inc. *(a)	38,704	45,671
Fairpoint Communications, Inc. *(a)	8,117	60,796
General Communication, Inc., Class A *	15,755	132,815
Globalstar, Inc. *(a)	46,742	18,229
Hawaiian Telcom Holdco, Inc. *	4,207	75,516
IDT Corp., Class B	6,861	62,915
Iridium Communications, Inc. *	25,364	156,496
Leap Wireless International, Inc. *(a)	23,238	151,047
Lumos Networks Corp.	6,422	62,871
Neutral Tandem, Inc.	14,261	38,362
NII Holdings, Inc. *(a)	70,910	359,514
NTELOS Holdings Corp.	6,422	82,844
Premiere Global Services, Inc. *	22,299	189,319
Shenandoah Telecommunications Co.	11,191	155,555
tw telecom, Inc. *	66,177	1,700,087
USA Mobility, Inc.	9,843	113,785
Vonage Holdings Corp. *	63,873	155,211

		5,423,620

Transportation 2.4%
Air Transport Services Group, Inc. *	24,880	94,295
Alaska Air Group, Inc. *	30,722	1,313,365
Allegiant Travel Co.	6,681	494,528
AMERCO	3,144	377,311
Arkansas Best Corp.	11,534	95,502
Atlas Air Worldwide Holdings, Inc. *	11,414	493,998
Avis Budget Group, Inc. *	46,476	880,255
Celadon Group, Inc.	9,056	156,488
Con-way, Inc.	24,764	695,621
Echo Global Logistics, Inc. *	6,625	116,401
Forward Air Corp.	12,709	422,574
Genco Shipping & Trading Ltd. *(a)	14,347	38,450
Genesee & Wyoming, Inc., Class A *	18,656	1,360,955
Hawaiian Holdings, Inc. *	22,796	142,247
Heartland Express, Inc.	20,077	275,657
Hub Group, Inc., Class A *	15,361	497,236
JetBlue Airways Corp. *	99,667	512,288
Kirby Corp. *	24,417	1,413,256
Knight Transportation, Inc.	25,071	376,817
Landstar System, Inc.	20,470	1,035,168
Marten Transport Ltd.	6,902	130,586
Matson, Inc.	18,704	430,192
Old Dominion Freight Line, Inc. *	30,722	1,027,344
Pacer International, Inc. *	15,486	53,736
Patriot Transportation Holding, Inc. *	2,751	71,113
Republic Airways Holdings, Inc. *	18,112	105,231
Roadrunner Transportation Systems, Inc. *	5,566	100,244
Ryder System, Inc.	22,452	1,056,816
SkyWest, Inc.	22,579	261,691
Spirit Airlines, Inc. *	20,895	350,618
Swift Transportation Co. *	36,190	306,167
Universal Truckload Services, Inc.	2,520	39,085
US Airways Group, Inc. *	71,768	925,089
UTI Worldwide, Inc.	45,251	638,944
Werner Enterprises, Inc.	19,291	418,422
Wesco Aircraft Holdings, Inc. *	7,460	95,190
Zipcar, Inc. *(a)	11,374	92,471

		16,895,351

Utilities 3.1%
ALLETE, Inc.	15,126	593,090
American States Water Co.	8,270	376,285
Avista Corp.	25,596	606,881
Black Hills Corp.	18,505	660,443
California Water Service Group	18,458	332,244
CH Energy Group, Inc.	6,681	435,668
Chesapeake Utilities Corp.	4,218	189,810
Cleco Corp.	26,382	1,062,931
Connecticut Water Service, Inc.	3,803	117,285
Dynegy, Inc. *(a)	36,631	677,674
El Paso Electric Co.	16,794	534,889
Genie Energy Ltd., Class B	7,656	52,290
GenOn Energy, Inc. *	338,403	862,928
Great Plains Energy, Inc.	67,140	1,359,585
Hawaiian Electric Industries, Inc.	42,546	1,059,821
IDACORP, Inc.	22,136	945,429
MGE Energy, Inc.	10,235	517,379
Middlesex Water Co.	6,779	126,835
New Jersey Resources Corp.	18,112	734,985
Northwest Natural Gas Co.	11,829	518,820
NorthWestern Corp.	16,147	560,139
Ormat Technologies, Inc.	7,968	146,771
Otter Tail Corp.	15,754	381,719
Piedmont Natural Gas Co., Inc.	31,508	972,337
PNM Resources, Inc.	35,062	740,860
Portland General Electric Co.	33,361	901,748
SJW Corp.	5,939	145,268
South Jersey Industries, Inc.	13,244	661,803
Southwest Gas Corp.	20,077	842,029
The Empire District Electric Co.	18,558	371,160
The Laclede Group, Inc.	9,349	380,598
UIL Holdings Corp.	21,261	762,632
Unitil Corp.	5,913	152,555
UNS Energy Corp.	17,940	763,885
Vectren Corp.	35,848	1,048,554
WGL Holdings, Inc.	22,852	892,599

		21,489,929

Total Common Stock
(Cost $674,198,851)		692,676,850

Rights 0.0% of net assets

Materials 0.0%
McEwen Mining, Inc. *	109,208	16,927

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Forest Laboratories, Inc. *(b)(c)	5,521	—

Total Rights
(Cost $—)		16,927

16

 Schwab U.S. Small-Cap ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Other Investment Company 0.1% of net assets

Money Market Fund 0.1%
State Street Institutional U.S. Government Money Market Fund	754,449	754,449

Total Other Investment Company
(Cost $754,449)		754,449

End of Investments

Collateral Invested for Securities on Loan 2.9% of net assets

State Street Institutional U.S. Government Money Market Fund	20,364,634	20,364,634

Total Collateral Invested for Securities on Loan
(Cost $20,364,634)		20,364,634

End of Collateral Invested for Securities on Loan

At 11/30/12, the tax basis cost of the fund’s investments was $676,882,210 and the unrealized appreciation and depreciation were $77,719,707 and ($61,153,691), respectively, with a net unrealized appreciation of $16,566,016.

*	Non-income producing security.
(a)	All or a portion of this security is on loan.
(b)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(c)	Illiquid security. At the period end, the value of these amounted to $0 or 0% of net assets.

REIT —	Real Estate Investment Trust

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: valued at the closing value for the day, or, on days when no closing value has been reported at halfway between the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the procedures.

•	Short-term securities (60 days or less to maturity): valued at amortized cost, which approximates market value.

•	Underlying funds: valued at their respective net asset values.

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that

 17

 Schwab U.S. Small-Cap ETF

Portfolio Holdings (Unaudited) continued

prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of November 30, 2012:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock[1]	$692,676,850	$—	$—	$692,676,850
Rights[1]	16,927	—	—	16,927
Other Investment Company[1]	754,449	—	—	754,449

Total	$693,448,226	$—	$—	$693,448,226

Other Financial Instruments
Collateral Invested for Securities on Loan	$20,364,634	$—	$—	$20,364,634

[1]	As categorized in Portfolio Holdings.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Balance		Change in					Balance
	as of	Realized	Unrealized			Gross	Gross	as of
	August 31,	Gains	Gains	Gross	Gross	Transfers	Transfers	November 30,
Investments in Securities	2012	(Losses)	(Losses)	Purchases	Sales	in	out	2012

Rights	$47,346	$—	($47,346)	$—	$—	$—	$—	$—

Total	$47,346	$—	($47,346)	$—	$—	$—	$—	$—

18

 Schwab U.S. Small-Cap ETF

Portfolio Holdings (Unaudited) continued

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended November 30, 2012.

REG54091NOV12

 19

Schwab Strategic Trust
Schwab U.S. Dividend Equity ETF™

Portfolio Holdings as of November 30, 2012 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

99.5%	Common Stock	537,165,273	555,948,123
0.0%	Other Investment Company	138,321	138,321

99.5%	Total Investments	537,303,594	556,086,444
0.5%	Other Assets and Liabilities, Net		2,647,759

100.0%	Net Assets		558,734,203

	Number	Value
Security	of Shares	($)

Common Stock 99.5% of net assets

Banks 0.0%
First Financial Bancorp	13,340	193,830

Capital Goods 14.4%
3M Co.	131,768	11,984,300
Eaton Corp. plc *	69,642	3,632,527
Emerson Electric Co.	150,535	7,561,373
General Dynamics Corp.	68,490	4,554,585
Honeywell International, Inc.	161,698	9,916,938
Illinois Tool Works, Inc.	89,362	5,502,018
Lockheed Martin Corp.	55,547	5,182,535
Northrop Grumman Corp.	50,999	3,401,633
Raytheon Co.	68,747	3,927,516
The Boeing Co.	139,978	10,397,566
United Technologies Corp.	173,604	13,907,416
Watsco, Inc.	6,114	438,313

		80,406,720

Commercial & Professional Services 0.5%
Waste Management, Inc.	90,321	2,941,755

Consumer Durables & Apparel 1.1%
Hasbro, Inc.	24,242	932,347
Leggett & Platt, Inc.	29,852	831,378
Mattel, Inc.	70,692	2,651,657
Polaris Industries, Inc.	13,299	1,127,888
Tupperware Brands Corp.	11,269	730,795

		6,274,065

Consumer Services 3.7%
Darden Restaurants, Inc.	26,588	1,405,974
H&R Block, Inc.	55,806	1,006,182
McDonald’s Corp.	208,895	18,182,221
Strayer Education, Inc.	2,737	143,227

		20,737,604

Diversified Financials 0.9%
Eaton Vance Corp.	23,981	764,514
Federated Investors, Inc., Class B	19,285	382,807
T. Rowe Price Group, Inc.	52,650	3,404,876
Waddell & Reed Financial, Inc., Class A	17,610	572,149

		5,124,346

Energy 11.2%
Chevron Corp.	219,129	23,159,744
ConocoPhillips	251,413	14,315,456
Exxon Mobil Corp.	279,957	24,675,410
RPC, Inc.	13,525	156,349

		62,306,959

Food & Staples Retailing 6.1%
Sysco Corp.	121,997	3,861,205
Wal-Mart Stores, Inc.	339,880	24,478,158
Walgreen Co.	177,519	6,019,669

		34,359,032

Food, Beverage & Tobacco 15.4%
Altria Group, Inc.	421,015	14,234,517
Campbell Soup Co.	37,019	1,360,448
ConAgra Foods, Inc.	83,710	2,499,581
Flowers Foods, Inc.	23,699	557,874
General Mills, Inc.	133,751	5,482,454
H.J. Heinz Co.	66,294	3,875,547
Kellogg Co.	51,130	2,835,670
McCormick & Co., Inc. Non Voting Shares	27,805	1,795,091
PepsiCo, Inc.	322,286	22,627,700
Reynolds American, Inc.	67,579	2,954,554
The Coca-Cola Co.	665,875	25,249,980
The Hershey Co.	31,749	2,326,249
Universal Corp.	5,274	263,173

		86,062,838

Health Care Equipment & Services 3.6%
Baxter International, Inc.	113,390	7,514,355
Becton, Dickinson & Co.	41,236	3,161,564
Medtronic, Inc.	211,284	8,897,169
Meridian Bioscience, Inc.	9,680	193,891
Owens & Minor, Inc.	12,994	355,776

		20,122,755

 1

 Schwab U.S. Dividend Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Household & Personal Products 7.9%
Avon Products, Inc.	89,332	1,246,181
Colgate-Palmolive Co.	90,321	9,799,828
Kimberly-Clark Corp.	81,780	7,010,182
The Procter & Gamble Co.	370,578	25,877,462

		43,933,653

Insurance 2.0%
Aflac, Inc.	96,997	5,139,871
Arthur J. Gallagher & Co.	24,938	910,736
Erie Indemnity Co., Class A	5,092	362,958
Mercury General Corp.	7,480	311,317
The Chubb Corp.	54,974	4,232,448

		10,957,330

Materials 4.0%
Air Products & Chemicals, Inc.	43,670	3,621,990
E.I. du Pont de Nemours & Co.	192,372	8,298,928
Greif, Inc., Class A	6,219	255,166
International Paper Co.	90,195	3,349,842
PPG Industries, Inc.	31,676	3,936,377
RPM International, Inc.	27,137	787,244
Sonoco Products Co.	21,505	646,655
Southern Copper Corp.	40,166	1,458,026

		22,354,228

Media 0.6%
Meredith Corp.	7,290	227,302
The McGraw-Hill Cos., Inc.	57,868	3,073,370

		3,300,672

Pharmaceuticals, Biotechnology & Life Sciences 12.3%
Abbott Laboratories	325,022	21,126,430
Bristol-Myers Squibb Co.	347,701	11,345,484
Eli Lilly & Co.	211,495	10,371,715
Johnson & Johnson	370,187	25,813,139

		68,656,768

Retailing 4.1%
Genuine Parts Co.	32,453	2,112,366
RadioShack Corp.	21,505	43,655
The Cato Corp., Class A	6,256	181,800
The Home Depot, Inc.	312,233	20,317,001

		22,654,822

Semiconductors & Semiconductor Equipment 4.4%
Intel Corp.	1,035,469	20,264,128
Linear Technology Corp.	47,563	1,578,616
Maxim Integrated Products, Inc.	60,145	1,755,632
Microchip Technology, Inc.	40,273	1,225,105

		24,823,481

Software & Services 1.7%
Automatic Data Processing, Inc.	100,392	5,698,250
CA, Inc.	70,513	1,562,568
Paychex, Inc.	67,252	2,188,380

		9,449,198

Technology Hardware & Equipment 0.3%
Harris Corp.	23,284	1,097,375
Molex, Inc.	28,320	747,081

		1,844,456

Telecommunication Services 0.9%
CenturyLink, Inc.	128,957	5,008,690

Transportation 1.5%
CSX Corp.	214,338	4,235,319
Norfolk Southern Corp.	66,115	3,992,024

		8,227,343

Utilities 2.9%
CenterPoint Energy, Inc.	88,135	1,738,903
Entergy Corp.	36,418	2,314,000
Exelon Corp.	176,099	5,321,712
New Jersey Resources Corp.	8,931	362,420
PPL Corp.	120,819	3,546,038
Questar Corp.	36,549	717,091
WGL Holdings, Inc.	10,948	427,629
Wisconsin Energy Corp.	47,423	1,779,785

		16,207,578

Total Common Stock
(Cost $537,165,273)		555,948,123

Other Investment Company 0.0% of net assets

Money Market Fund 0.0%
State Street Institutional U.S. Government Money Market Fund	138,321	138,321

Total Other Investment Company
(Cost $138,321)		138,321

End of Investments

At 11/30/12, the tax basis cost of the fund’s investments was $537,393,209 and the unrealized appreciation and depreciation were $32,150,075 and ($13,456,840), respectively, with a net unrealized appreciation of $18,693,235.

*	Non-income producing security.

2

 Schwab U.S. Dividend Equity ETF

Portfolio Holdings (Unaudited) continued

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: valued at the closing value for the day, or, on days when no closing value has been reported at halfway between the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the procedures.

•	Short-term securities (60 days or less to maturity): valued at amortized cost, which approximates market value.

•	Underlying funds: valued at their respective net asset values.

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value

 3

 Schwab U.S. Dividend Equity ETF

Portfolio Holdings (Unaudited) continued

of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of November 30, 2012:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total[2]

Common Stock[1]	$555,948,123	$—	$—	$555,948,123
Other Investment Company[1]	138,321	—	—	138,321

Total	$556,086,444	$—	$—	$556,086,444

[1]	As categorized in Portfolio Holdings.
[2]	The fund had no Other Financial Instruments.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended November 30, 2012.

REG65852NOV12

4

Schwab Strategic Trust
Schwab International Equity ETF™

Portfolio Holdings as of November 30, 2012 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

98.5%	Common Stock	906,505,430	923,951,455
0.4%	Other Investment Companies	3,823,415	3,824,963
0.5%	Preferred Stock	3,339,971	4,568,980
0.0%	Rights	218,124	68,667

99.4%	Total Investments	913,886,940	932,414,065
0.2%	Collateral Invested for Securities on Loan	2,029,898	2,029,898
0.4%	Other Assets and Liabilities, Net		3,467,089

100.0%	Net Assets		937,911,052

	Number	Value
Security	of Shares	($)

Common Stock 98.5% of net assets

Australia 7.6%

Banks 2.4%
Australia & New Zealand Banking Group Ltd.	195,054	4,957,019
Bank of Queensland Ltd.	19,470	142,591
Bendigo & Adelaide Bank Ltd.	33,276	280,499
Commonwealth Bank of Australia	111,864	6,965,949
National Australia Bank Ltd.	161,424	4,092,256
Westpac Banking Corp.	210,276	5,593,946

		22,032,260

Capital Goods 0.0%
CSR Ltd.	83,544	168,213
GWA Group Ltd.	61,950	109,870
Leighton Holdings Ltd.	3,186	57,269

		335,352

Commercial & Professional Services 0.1%
ALS Ltd.	8,850	87,711
Brambles Ltd.	129,700	979,641
Downer EDI Ltd. *	49,206	181,210

		1,248,562

Consumer Services 0.1%
Crown Ltd.	48,144	514,819
Echo Entertainment Group Ltd.	114,696	423,584
Flight Centre Ltd.	1,416	39,885
Tatts Group Ltd.	95,934	293,244

		1,271,532

Diversified Financials 0.2%
ASX Ltd.	15,930	489,262
IOOF Holdings Ltd.	30,090	204,672
Macquarie Group Ltd.	24,780	846,903

		1,540,837

Energy 0.5%
Aquila Resources Ltd. *	17,700	42,840
Caltex Australia Ltd.	1,770	33,755
Energy Resources of Australia Ltd. *	69,030	88,579
New Hope Corp., Ltd.	28,320	120,543
Oil Search Ltd.	110,094	815,475
Origin Energy Ltd.	81,920	938,384
Paladin Energy Ltd. *	59,118	53,657
Santos Ltd.	63,720	740,542
Whitehaven Coal Ltd.	10,974	34,002
Woodside Petroleum Ltd.	43,188	1,522,889
WorleyParsons Ltd.	18,762	480,724

		4,871,390

Food & Staples Retailing 0.6%
Metcash Ltd.	73,986	264,748
Wesfarmers Ltd.	66,198	2,455,121
Wesfarmers Ltd., Price Protected Shares	15,222	586,303
Woolworths Ltd.	80,358	2,454,644

		5,760,816

Food, Beverage & Tobacco 0.1%
Coca-Cola Amatil Ltd.	42,480	608,919
Goodman Fielder Ltd. *	65,136	45,529
Treasury Wine Estates Ltd.	60,687	318,458

		972,906

Health Care Equipment & Services 0.1%
Ansell Ltd.	7,080	114,486
Cochlear Ltd.	3,540	278,460
Ramsay Health Care Ltd.	10,620	294,488
Sonic Healthcare Ltd.	33,630	471,536

		1,158,970

Insurance 0.4%
AMP Ltd.	201,825	968,548
Challenger Ltd.	33,276	115,602
Insurance Australia Group Ltd.	181,956	878,892
QBE Insurance Group Ltd.	68,322	779,770
Suncorp Group Ltd.	90,057	910,394

		3,653,206

Materials 1.7%
Adelaide Brighton Ltd.	40,002	132,708
Alumina Ltd.	82,836	82,098
Amcor Ltd.	132,042	1,088,247
Atlas Iron Ltd.	43,542	62,914
BHP Billiton Ltd.	214,878	7,709,257
Boral Ltd.	42,126	176,671
DuluxGroup Ltd.	24,426	89,189
Fortescue Metals Group Ltd.	161,778	659,910
Gunns Ltd. *(a)(b)	346,320	—
Iluka Resources Ltd.	42,834	367,771
Incitec Pivot Ltd.	137,352	451,371

 1

 Schwab International Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
James Hardie Industries plc CDI	12,390	117,496
Lynas Corp., Ltd. *	115,758	77,289
Newcrest Mining Ltd.	48,852	1,307,248
Nufarm Ltd.	18,054	109,995
Orica Ltd.	24,426	613,617
OZ Minerals Ltd.	19,324	148,174
Rio Tinto Ltd.	38,586	2,364,972
Sims Metal Management Ltd.	3,186	29,848

		15,588,775

Pharmaceuticals, Biotechnology & Life Sciences 0.2%
CSL Ltd.	39,294	2,119,362

Real Estate 0.7%
CFS Retail Property Trust Group	298,776	604,694
Commonwealth Property Office Fund	387,300	412,132
Dexus Property Group	436,482	457,637
Goodman Group	33,984	163,797
GPT Group	150,522	548,042
Lend Lease Group	49,955	448,194
Mirvac Group	229,038	351,247
Shopping Centres Australasia Property Group *	16,068	24,306
Stockland	207,090	732,398
Westfield Group	157,176	1,708,608
Westfield Retail Trust	181,956	567,578

		6,018,633

Retailing 0.0%
Harvey Norman Holdings Ltd.	47,790	89,992

Software & Services 0.1%
Computershare Ltd.	45,312	411,264

Telecommunication Services 0.1%
Telstra Corp., Ltd.	260,544	1,171,512

Transportation 0.2%
Asciano Ltd.	71,508	324,513
Aurizon Holdings Ltd. *	79,296	298,639
Macquarie Atlas Roads Group *	65,844	109,907
Qantas Airways Ltd. *	52,392	72,422
Sydney Airport	23,650	87,589
Toll Holdings Ltd.	17,700	85,865
Transurban Group	157,884	1,022,864

		2,001,799

Utilities 0.1%
AGL Energy Ltd.	52,038	780,128
APA Group	25,134	146,838
Envestra Ltd.	109,032	102,373
SP Ausnet	81,420	90,038

		1,119,377

		71,366,545

Austria 0.3%

Banks 0.1%
Erste Group Bank AG *	19,116	562,260
Raiffeisen Bank International AG	3,894	160,369

		722,629

Capital Goods 0.0%
Andritz AG	4,956	315,843
Strabag SE	3,894	102,683

		418,526

Energy 0.1%
OMV AG	12,744	455,477

Insurance 0.0%
Vienna Insurance Group AG	3,186	151,245

Materials 0.1%
Voestalpine AG	13,098	422,900

Real Estate 0.0%
Immofinanz AG *	65,192	263,269

Telecommunication Services 0.0%
Telekom Austria AG	26,196	170,353

		2,604,399

Belgium 0.9%

Banks 0.0%
Dexia S.A. *	290,988	34,061
KBC GROEP N.V.	9,912	298,633

		332,694

Diversified Financials 0.1%
Groupe Bruxelles Lambert S.A.	6,372	495,837

Food & Staples Retailing 0.0%
Colruyt S.A.	7,080	325,788
Delhaize Group	1,770	65,448

		391,236

Food, Beverage & Tobacco 0.4%
Anheuser-Busch InBev N.V.	55,224	4,840,241

Insurance 0.1%
Ageas	20,008	534,760

Materials 0.1%
NV Bekaert S.A.	7,080	168,879
Solvay S.A.	2,478	335,825
Umicore S.A.	7,788	404,606

		909,310

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
UCB S.A.	10,266	582,746

Telecommunication Services 0.1%
Belgacom S.A.	13,806	405,628
Telenet Group Holding N.V.	5,310	242,545

		648,173

		8,734,997

Canada 8.7%

Automobiles & Components 0.1%
Magna International, Inc.	14,000	653,244

Banks 2.4%
Bank of Montreal	40,400	2,426,806
Bank of Nova Scotia	74,800	4,216,842
Canadian Imperial Bank of Commerce	35,400	2,858,086
National Bank of Canada	5,300	413,927
Royal Bank of Canada	106,200	6,297,056
The Toronto-Dominion Bank	70,800	5,914,314

		22,127,031

Capital Goods 0.1%
Bombardier, Inc., B Shares	141,600	500,343

2

 Schwab International Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Finning International, Inc.	19,600	449,083

		949,426

Consumer Services 0.0%
Tim Hortons, Inc.	5,000	232,546

Diversified Financials 0.1%
CI Financial Corp.	17,600	425,228
IGM Financial, Inc.	10,900	445,502

		870,730

Energy 2.2%
Cameco Corp.	5,700	103,975
Canadian Natural Resources Ltd.	77,100	2,219,046
Canadian Oil Sands Ltd.	35,400	718,442
Cenovus Energy, Inc.	50,040	1,680,510
Crescent Point Energy Corp.	13,300	522,306
Enbridge, Inc.	70,800	2,866,639
EnCana Corp.	56,300	1,229,889
Husky Energy, Inc.	35,400	993,559
Imperial Oil Ltd.	35,400	1,509,226
MEG Energy Corp. *	5,100	183,802
Nexen, Inc.	35,400	869,186
Pacific Rubiales Energy Corp.	15,000	327,226
Penn West Petroleum Ltd.	35,400	395,571
Suncor Energy, Inc.	109,100	3,565,094
Talisman Energy, Inc.	70,800	796,843
TransCanada Corp.	51,900	2,402,338

		20,383,652

Food & Staples Retailing 0.1%
Alimentation Couche-Tard, Inc., B Shares	6,000	296,391
George Weston Ltd.	3,200	202,628
Loblaw Cos. Ltd.	2,000	67,388
Shoppers Drug Mart Corp.	19,400	816,544

		1,382,951

Food, Beverage & Tobacco 0.1%
Saputo, Inc.	12,200	565,448

Insurance 0.6%
Great-West Lifeco, Inc.	35,400	838,182
Intact Financial Corp.	2,500	161,323
Manulife Financial Corp.	141,600	1,821,763
Power Corp. of Canada	35,400	890,925
Power Financial Corp.	35,400	944,736
Sun Life Financial, Inc.	35,400	968,969

		5,625,898

Materials 1.6%
Agnico-Eagle Mines Ltd.	5,200	289,956
Agrium, Inc.	10,400	1,062,038
Barrick Gold Corp.	70,800	2,458,239
Eldorado Gold Corp.	35,400	511,391
First Quantum Minerals Ltd.	36,700	753,692
Goldcorp, Inc.	60,900	2,373,221
IAMGOLD Corp.	12,100	143,005
Kinross Gold Corp.	70,800	717,016
Osisko Mining Corp. *	35,400	288,660
Potash Corp. of Saskatchewan, Inc.	62,900	2,433,429
Silver Wheaton Corp.	26,900	990,319
Teck Resources Ltd., Class B	46,300	1,567,493
Turquoise Hill Resources Ltd. *	37,900	285,390
Yamana Gold, Inc.	56,800	1,070,414

		14,944,263

Media 0.2%
Shaw Communications, Inc., B Shares	35,400	780,450
Thomson Reuters Corp.	35,400	974,672

		1,755,122

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Valeant Pharmaceuticals International, Inc. *	20,800	1,158,778

Real Estate 0.3%
Brookfield Asset Management, Inc., Class A	35,400	1,232,327
Brookfield Office Properties, Inc.	70,800	1,168,893

		2,401,220

Retailing 0.0%
Canadian Tire Corp. Ltd., Class A	4,600	305,169

Software & Services 0.1%
CGI Group, Inc., A Shares *	25,400	582,997

Technology Hardware & Equipment 0.0%
Research In Motion Ltd. *	36,800	429,367

Telecommunication Services 0.2%
BCE, Inc.	35,400	1,498,892
Rogers Communications, Inc., B Shares	10,900	481,384

		1,980,276

Transportation 0.4%
Canadian National Railway Co.	35,400	3,183,808
Canadian Pacific Railway Ltd.	7,110	663,510

		3,847,318

Utilities 0.1%
Canadian Utilities Ltd., Class A	7,100	480,600
Fortis, Inc.	11,300	379,719
TransAlta Corp.	11,000	165,551

		1,025,870

		81,221,306

China 0.0%

Food & Staples Retailing 0.0%
Sun Art Retail Group Ltd. (c)	177,000	273,149

Real Estate 0.0%
SOHO China Ltd.	177,000	133,606

		406,755

Denmark 1.1%

Banks 0.1%
Danske Bank A/S *	77,308	1,325,577

Capital Goods 0.0%
FLSmidth & Co. A/S	4,956	283,753
Rockwool International A/S, B Shares	1,062	111,740

		395,493

Food, Beverage & Tobacco 0.1%
Carlsberg A/S, B Shares	9,558	930,671

Health Care Equipment & Services 0.1%
Coloplast A/S, B Shares	2,124	495,839

 3

 Schwab International Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
William Demant Holding A/S *	2,124	172,563

		668,402

Materials 0.1%
Novozymes A/S, B Shares	20,532	565,580

Pharmaceuticals, Biotechnology & Life Sciences 0.6%
Novo Nordisk A/S, B Shares	32,568	5,172,678

Transportation 0.1%
AP Moller - Maersk A/S, B Shares	70	499,878
DSV A/S	17,346	409,472

		909,350

		9,967,751

Finland 0.6%

Automobiles & Components 0.0%
Nokian Renkaat Oyj	9,912	413,819

Capital Goods 0.2%
Kone Oyj, B Shares	16,992	1,272,948
Wartsila Oyj Abp	16,992	716,696

		1,989,644

Food & Staples Retailing 0.0%
Kesko Oyj, B Shares	4,248	134,090

Insurance 0.1%
Sampo Oyj, A Shares	38,940	1,243,344

Materials 0.1%
Stora Enso Oyj, R Shares	54,516	356,999
UPM-Kymmene Oyj	42,126	473,926

		830,925

Technology Hardware & Equipment 0.1%
Nokia Oyj	295,590	980,333

Utilities 0.1%
Fortum Oyj	32,568	586,657

		6,178,812

France 8.5%

Automobiles & Components 0.2%
Compagnie Generale des Etablissements Michelin, B Shares	11,086	1,031,063
Peugeot S.A. *	10,974	67,325
Renault S.A.	18,054	902,963
Valeo S.A.	5,664	268,513

		2,269,864

Banks 0.8%
BNP Paribas S.A.	78,942	4,409,247
Credit Agricole S.A. *	46,374	351,570
Natixis	24,072	77,112
Societe Generale *	60,180	2,176,300

		7,014,229

Capital Goods 1.1%
Alstom S.A.	20,532	747,309
Bouygues S.A.	19,470	480,751
Compagnie de Saint-Gobain	38,232	1,525,549
Eiffage S.A.	1,416	56,631
European Aeronautic Defence & Space Co., N.V.	25,134	846,325
Legrand S.A.	13,494	546,516
Rexel S.A.	7,434	144,643
Safran S.A.	14,514	594,434
Schneider Electric S.A.	38,232	2,687,114
Thales S.A.	5,310	190,991
Vallourec S.A.	8,496	441,222
Vinci S.A.	41,772	1,843,100
Zodiac Aerospace	2,832	316,395

		10,420,980

Commercial & Professional Services 0.2%
Bureau Veritas S.A.	5,310	589,167
Edenred	21,240	647,109
Societe BIC S.A.	3,186	398,211

		1,634,487

Consumer Durables & Apparel 0.6%
Christian Dior S.A.	4,956	800,887
Hermes International	2,832	875,152
LVMH Moet Hennessy Louis Vuitton S.A.	24,780	4,347,674

		6,023,713

Consumer Services 0.2%
Accor S.A.	21,240	705,536
Sodexo	13,452	1,086,306

		1,791,842

Diversified Financials 0.0%
Eurazeo	3,095	148,173
Wendel	2,478	232,467

		380,640

Energy 1.0%
Compagnie Generale De Geophysique-Veritas *	14,353	437,753
Technip S.A.	7,788	904,729
Total S.A.	156,468	7,829,749

		9,172,231

Food & Staples Retailing 0.2%
Carrefour S.A.	43,896	1,083,875
Casino Guichard Perrachon S.A.	4,602	417,838

		1,501,713

Food, Beverage & Tobacco 0.5%
Danone S.A.	42,834	2,717,250
Pernod-Ricard S.A.	17,346	1,964,091

		4,681,341

Health Care Equipment & Services 0.2%
bioMerieux	1,416	132,673
Essilor International S.A.	16,284	1,572,538

		1,705,211

Household & Personal Products 0.3%
L’Oreal S.A.	19,824	2,690,466

Insurance 0.3%
AXA S.A.	160,733	2,641,338
CNP Assurances	12,744	185,638
SCOR SE	12,390	327,204

		3,154,180

Materials 0.5%
Air Liquide S.A.	21,811	2,663,981
Arkema S.A.	3,540	362,114

4

 Schwab International Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Eramet	1,062	140,196
Imerys S.A.	2,832	168,216
Lafarge S.A.	15,930	925,498

		4,260,005

Media 0.2%
Eutelsat Communications	8,850	273,773
JC Decaux S.A.	3,894	88,097
Lagardere S.C.A.	9,204	277,062
Publicis Groupe	9,558	540,692
SES	23,718	670,936
Societe Television Francaise 1	11,328	110,838

		1,961,398

Pharmaceuticals, Biotechnology & Life Sciences 0.8%
Sanofi	84,606	7,555,247

Real Estate 0.2%
Fonciere Des Regions	2,832	237,720
Gecina S.A.	1,770	195,652
Klepierre	6,372	244,313
Unibail-Rodamco SE	6,726	1,578,547

		2,256,232

Retailing 0.1%
PPR	7,080	1,320,463

Semiconductors & Semiconductor Equipment 0.0%
STMicroelectronics N.V.	23,364	148,897

Software & Services 0.1%
AtoS	4,602	326,741
Cap Gemini S.A.	10,266	434,606
Dassault Systemes S.A.	3,540	400,559

		1,161,906

Technology Hardware & Equipment 0.1%
Alcatel-Lucent *	267,624	293,076
Gemalto N.V.	5,664	520,819

		813,895

Telecommunication Services 0.4%
France Telecom S.A.	133,458	1,412,730
Vivendi	93,616	2,011,425

		3,424,155

Transportation 0.1%
Aeroports de Paris	2,832	218,530
Bollore	708	243,420
Groupe Eurotunnel S.A. - Reg’d	30,090	226,944

		688,894

Utilities 0.4%
Electricite de France S.A.	24,072	441,913
GDF Suez	121,068	2,723,288
Suez Environnement Co.	29,028	316,377
Veolia Environnement	37,170	404,150

		3,885,728

		79,917,717

Germany 6.7%

Automobiles & Components 0.7%
Bayerische Motoren Werke AG	20,886	1,852,336
Continental AG	6,018	666,079
Daimler AG - Reg’d	75,402	3,724,616
Volkswagen AG	1,770	360,042

		6,603,073

Banks 0.1%
Commerzbank AG *	329,928	592,593

Capital Goods 0.8%
Brenntag AG	708	91,530
GEA Group AG	15,222	497,418
Hochtief AG *	4,602	245,639
MAN SE	10,266	1,078,838
Siemens AG - Reg’d	58,764	6,060,776

		7,974,201

Commercial & Professional Services 0.0%
Bilfinger Berger SE	2,478	242,200

Consumer Durables & Apparel 0.2%
Adidas AG	16,992	1,494,388
Puma SE	708	205,942

		1,700,330

Diversified Financials 0.4%
Deutsche Bank AG - Reg’d	62,304	2,750,245
Deutsche Boerse AG	15,930	897,321

		3,647,566

Food & Staples Retailing 0.0%
Metro AG	14,160	396,507

Food, Beverage & Tobacco 0.0%
Suedzucker AG	4,248	167,351

Health Care Equipment & Services 0.2%
Celesio AG	6,018	102,221
Fresenius Medical Care AG & Co. KGaA	16,638	1,142,559
Fresenius SE & Co. KGaA	9,912	1,145,801

		2,390,581

Household & Personal Products 0.1%
Beiersdorf AG	5,664	444,206
Henkel AG & Co. KGaA	10,266	695,637

		1,139,843

Insurance 0.7%
Allianz SE - Reg’d	28,674	3,727,475
Hannover Rueckversicherung AG - Reg’d	4,602	339,071
Muenchener Rueckversicherungs-Gesellschaft AG - Reg’d	14,514	2,477,594

		6,544,140

Materials 1.1%
BASF SE	66,198	5,932,091
HeidelbergCement AG	14,868	808,010
K+S AG	14,168	640,150
Lanxess AG	5,664	493,046
Linde AG	8,850	1,530,296
Salzgitter AG	3,540	163,216
ThyssenKrupp AG	28,320	573,490
Wacker Chemie AG	1,416	77,091

		10,217,390

Media 0.1%
Axel Springer AG	4,248	185,058
Kabel Deutschland Holding AG	5,310	383,984

		569,042

 5

 Schwab International Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Pharmaceuticals, Biotechnology & Life Sciences 0.7%
Bayer AG - Reg’d	61,242	5,539,750
Merck KGaA	4,602	615,594
QIAGEN N.V. *	16,638	307,604

		6,462,948

Retailing 0.0%
Fielmann AG	1,062	103,386

Semiconductors & Semiconductor Equipment 0.1%
Infineon Technologies AG	82,482	632,500

Software & Services 0.6%
SAP AG	67,260	5,252,200
Software AG	2,478	104,051

		5,356,251

Telecommunication Services 0.3%
Deutsche Telekom AG - Reg’d	223,960	2,467,161

Transportation 0.2%
Deutsche Lufthansa AG - Reg’d	15,930	264,369
Deutsche Post AG - Reg’d	62,304	1,293,280
Fraport AG	3,186	176,709
Hamburger Hafen und Logistik AG	3,186	71,893

		1,806,251

Utilities 0.4%
E.ON SE	142,662	2,569,814
RWE AG	35,046	1,461,549

		4,031,363

		63,044,677

Greece 0.1%

Banks 0.0%
Alpha Bank AE *	38,141	76,394
Eurobank Ergasias S.A. *	37,009	33,212
National Bank of Greece S.A. ADR *	75,454	133,554

		243,160

Food, Beverage & Tobacco 0.1%
Coca Cola Hellenic Bottling Co. S.A. ADR *	11,328	260,884

Telecommunication Services 0.0%
Hellenic Telecommunications Organization S.A. *	38,631	188,413

Utilities 0.0%
Public Power Corp. S.A. *	14,592	84,643

		777,100

Hong Kong 4.2%

Automobiles & Components 0.0%
Geely Automobile Holdings Ltd. (c)	210,000	99,174
Xinyi Glass Holdings Ltd.	156,000	87,762

		186,936

Banks 0.3%
BOC Hong Kong Holdings Ltd.	354,000	1,087,116
Dah Sing Banking Group Ltd.	296,960	321,864
Hang Seng Bank Ltd.	70,800	1,081,634
The Bank of East Asia Ltd.	212,400	819,448

		3,310,062

Capital Goods 0.5%
Hopewell Holdings Ltd.	177,000	697,718
Hutchison Whampoa Ltd.	218,000	2,241,870
Jardine Matheson Holdings Ltd.	15,800	932,516
Jardine Strategic Holdings Ltd.	5,000	170,100
Johnson Electric Holdings Ltd.	368,000	247,864
Shun Tak Holdings Ltd.	178,000	83,602

		4,373,670

Consumer Durables & Apparel 0.1%
Techtronic Industries Co., Ltd.	177,000	348,516
Texwinca Holdings Ltd.	12,000	10,204
Yue Yuen Industrial Holdings Ltd.	40,000	140,128

		498,848

Consumer Services 0.2%
Cafe de Coral Holdings Ltd.	10,000	29,548
China Travel International Investment Hong Kong Ltd.	708,000	137,945
Galaxy Entertainment Group Ltd. *	140,000	533,803
Melco International Development Ltd.	81,000	86,852
Sands China Ltd.	141,600	603,852
SJM Holdings Ltd.	49,000	115,576
Wynn Macau Ltd.	80,000	228,644

		1,736,220

Diversified Financials 0.2%
First Pacific Co., Ltd.	12,000	12,604
Hong Kong Exchanges & Clearing Ltd.	92,400	1,476,006

		1,488,610

Energy 0.0%
Brightoil Petroleum Holdings Ltd. *	354,000	67,602
Hidili Industry International Development Ltd. (c)	125,000	31,935

		99,537

Food, Beverage & Tobacco 0.1%
China Huiyuan Juice Group Ltd. *(c)	177,000	62,806
China Mengniu Dairy Co., Ltd.	74,000	207,199
China Yurun Food Group Ltd. *(c)	15,000	9,232
Tingyi Cayman Islands Holding Corp.	28,000	81,832
Want Want China Holdings Ltd.	708,000	1,034,130

		1,395,199

Household & Personal Products 0.1%
Hengan International Group Co., Ltd.	99,500	898,704

Insurance 0.4%
AIA Group Ltd.	863,800	3,360,439

Materials 0.0%
China Zhongwang Holdings Ltd. *(c)	141,600	50,428
Fosun International	177,000	104,829
Huabao International Holdings Ltd. (c)	175,000	79,032
Lee & Man Paper Manufacturing Ltd.	165,000	99,212
Mongolian Mining Corp. *	100,000	49,935
Shougang Fushan Resources Group Ltd. (c)	140,000	52,206
United Co. RUSAL plc *	20,000	11,922

		447,564

Media 0.0%
Television Broadcasts Ltd.	24,000	176,050

6

 Schwab International Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Real Estate 1.2%
Agile Property Holdings Ltd. (c)	30,000	40,413
Cheung Kong (Holdings) Ltd.	102,000	1,556,971
Evergrande Real Estate Group Ltd. (c)	708,000	353,541
Hang Lung Group Ltd. (c)	50,000	278,708
Hang Lung Properties Ltd.	175,000	641,286
Henderson Land Development Co., Ltd.	70,000	498,577
Hongkong Land Holdings Ltd.	219,000	1,432,260
Hutchison Harbour Ring Ltd.	906,000	78,325
Hysan Development Co., Ltd.	31,000	149,399
Kerry Properties Ltd.	65,500	334,259
Kowloon Development Co., Ltd.	25,000	29,548
New World Development Co., Ltd.	479,000	758,978
Sino Land Co., Ltd.	225,000	406,449
Sun Hung Kai Properties Ltd.	120,000	1,755,860
Swire Pacific Ltd., Class A	52,000	637,415
Swire Properties Ltd.	141,600	466,820
The Link REIT	177,000	960,362
Wharf Holdings Ltd.	114,000	877,427
Wheelock & Co., Ltd.	30,000	145,547

		11,402,145

Retailing 0.3%
Belle International Holdings Ltd.	354,000	743,623
Chow Tai Fook Jewellery Group Ltd. (c)	30,000	43,819
Esprit Holdings Ltd. (c)	106,200	164,986
Golden Eagle Retail Group Ltd. (c)	20,000	47,277
L’Occitane International S.A.	15,500	47,500
Li & Fung Ltd.	444,000	731,020
Lifestyle International Holdings Ltd.	177,000	375,923
Parkson Retail Group Ltd.	354,000	255,335

		2,409,483

Semiconductors & Semiconductor Equipment 0.0%
ASM Pacific Technology Ltd. (c)	24,400	285,872
GCL- Poly Energy Holdings Ltd. (c)	708,000	117,847

		403,719

Software & Services 0.2%
Tencent Holdings Ltd.	59,900	1,956,978

Technology Hardware & Equipment 0.1%
AAC Technologies Holdings, Inc.	68,000	255,327
Foxconn International Holdings Ltd. *(c)	97,000	49,063
Kingboard Chemical Holdings Ltd.	47,000	139,483
VTech Holdings Ltd. (c)	10,900	126,650

		570,523

Telecommunication Services 0.0%
PCCW Ltd.	354,000	148,907

Transportation 0.1%
Cathay Pacific Airways Ltd.	62,000	108,959
Hopewell Highway Infrastructure Ltd. (c)	2,034,000	1,110,163

		1,219,122

Utilities 0.4%
Cheung Kong Infrastructure Holdings Ltd.	22,000	134,412
CLP Holdings Ltd.	124,500	1,091,577
ENN Energy Holdings Ltd.	40,000	180,128
Hong Kong & China Gas Co., Ltd.	523,000	1,417,152
Power Assets Holdings Ltd.	92,500	813,995

		3,637,264

		39,719,980

Ireland 0.1%

Food, Beverage & Tobacco 0.1%
Kerry Group plc, A Shares	10,974	574,979

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Elan Corp. plc *	49,914	501,168

Transportation 0.0%
Ryanair Holdings plc	11,021	67,957

		1,144,104

Israel 0.6%

Banks 0.1%
Bank Hapoalim B.M. *	80,712	332,920
Bank Leumi Le-Israel *	69,030	233,294
First International Bank of Israel Ltd. *	9,558	124,218
Israel Discount Bank Ltd., A Shares *	64,788	96,898
Mizrahi Tefahot Bank Ltd. *	7,788	75,937

		863,267

Capital Goods 0.0%
Elbit Systems Ltd.	1,062	39,765
Ormat Industries Ltd.	2,478	13,784

		53,549

Energy 0.1%
Avner Oil Exploration LP *	92,040	58,686
Delek Drilling LP *	16,992	62,286
Delek Group Ltd.	354	79,557
Isramco Negev 2 LP *	687,535	102,469
Oil Refineries Ltd. *	56,640	28,981
Ratio Oil Exploration 1992 LP *	552,240	54,628

		386,607

Food, Beverage & Tobacco 0.0%
Osem Investments Ltd.	4,602	72,270
Strauss Group Ltd.	1,416	16,913

		89,183

Insurance 0.0%
Migdal Insurance & Financial Holding Ltd.	29,028	43,537

Materials 0.1%
Israel Chemicals Ltd.	36,108	445,298
The Israel Corp., Ltd.	196	135,258

		580,556

Pharmaceuticals, Biotechnology & Life Sciences 0.3%
Teva Pharmaceutical Industries Ltd.	67,056	2,727,213

Real Estate 0.0%
Azrieli Group	2,832	68,959
Gazit-Globe Ltd.	5,310	63,033
Jerusalem Economy Ltd. *	9,204	51,320

		183,312

Semiconductors & Semiconductor Equipment 0.0%
Mellanox Technologies Ltd. *	1,770	134,639

 7

 Schwab International Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Software & Services 0.0%
NICE Systems Ltd. *	3,540	120,752

Telecommunication Services 0.0%
Bezeq Israeli Telecommunication Corp., Ltd.	130,980	161,255

		5,343,870

Italy 2.1%

Automobiles & Components 0.1%
Fiat S.p.A. *	46,020	213,079
Pirelli & C. S.p.A.	34,035	394,852

		607,931

Banks 0.4%
Banca Carige S.p.A.	75,756	67,147
Banca Monte dei Paschi di Siena S.p.A. *	354,000	93,418
Banco Popolare Societa Cooperativa *	106,200	156,494
Intesa Sanpaolo S.p.A.	861,282	1,449,517
UniCredit S.p.A. *	330,636	1,539,490
Unione di Banche Italiane S.c.p.A.	49,914	195,014

		3,501,080

Capital Goods 0.1%
Fiat Industrial S.p.A.	62,658	669,872
Finmeccanica S.p.A. *	8,142	42,803
Prysmian S.p.A.	9,730	184,001

		896,676

Consumer Durables & Apparel 0.1%
Luxottica Group S.p.A.	9,558	392,202
Prada S.p.A.	31,200	257,650

		649,852

Consumer Services 0.0%
Autogrill S.p.A.	16,284	161,066

Diversified Financials 0.0%
EXOR S.p.A.	6,726	166,384
Mediobanca S.p.A.	41,418	229,048

		395,432

Energy 0.7%
Eni S.p.A.	191,868	4,536,701
Saipem S.p.A.	24,780	1,103,194
Tenaris S.A.	32,568	645,958

		6,285,853

Food, Beverage & Tobacco 0.0%
Parmalat S.p.A.	83,190	190,968

Insurance 0.2%
Assicurazioni Generali S.p.A.	117,174	1,965,915

Materials 0.0%
Buzzi Unicem S.p.A.	5,664	68,951

Media 0.0%
Mediaset S.p.A.	58,764	97,064

Telecommunication Services 0.1%
Telecom Italia S.p.A.	888,540	809,522
Telecom Italia S.p.A. - RSP	458,784	366,072

		1,175,594

Transportation 0.1%
Atlantia S.p.A.	35,908	613,197

Utilities 0.3%
Enel Green Power S.p.A.	35,754	61,010
Enel S.p.A.	540,912	2,050,028
Snam S.p.A.	120,714	533,802
Terna-Rete Elettrica Nazionale S.p.A.	110,802	421,087

		3,065,927

		19,675,506

Japan 15.6%

Automobiles & Components 2.0%
Aisin Seiki Co., Ltd.	8,200	242,212
Bridgestone Corp.	46,400	1,119,069
Denso Corp.	35,400	1,162,830
Honda Motor Co., Ltd.	106,200	3,518,108
Isuzu Motors Ltd.	96,000	562,241
Mitsubishi Motors Corp. *	708,000	661,040
NHK Spring Co., Ltd.	5,000	41,833
Nissan Motor Co., Ltd.	177,000	1,714,842
Nok Corp.	35,400	541,281
Sumitomo Rubber Industries Ltd.	35,400	417,228
Suzuki Motor Corp.	35,400	839,607
Toyota Motor Corp.	167,100	7,162,586
Yamaha Motor Co., Ltd.	35,400	371,299

		18,354,176

Banks 1.7%
Aozora Bank Ltd.	354,000	1,090,287
Fukuoka Financial Group, Inc.	27,000	106,402
Hokuhoku Financial Group, Inc.	354,000	493,634
Mitsubishi UFJ Financial Group, Inc.	991,200	4,531,131
Mizuho Financial Group, Inc.	1,602,700	2,565,253
North Pacific Bank Ltd. *	70,800	184,576
Resona Holdings, Inc.	177,000	740,451
Senshu Ikeda Holdings, Inc.	53,880	345,611
Shinsei Bank Ltd.	364,000	617,922
Sumitomo Mitsui Financial Group, Inc.	106,200	3,417,665
Sumitomo Mitsui Trust Holdings, Inc.	241,000	730,569
The 77 Bank Ltd.	28,000	114,417
The Awa Bank Ltd.	5,000	30,011
The Bank of Yokohama Ltd.	62,000	293,949
The Chiba Bank Ltd.	45,000	268,461
The Hokkoku Bank Ltd.	2,000	7,324
The Joyo Bank Ltd.	37,000	180,357
The Juroku Bank Ltd.	20,000	69,601
The Nanto Bank Ltd.	4,000	19,935
The San-In Godo Bank Ltd.	2,000	14,478
The Shiga Bank Ltd.	8,000	52,092
The Shizuoka Bank Ltd.	35,000	345,883
Yamaguchi Financial Group, Inc.	9,000	81,957

		16,301,966

Capital Goods 2.1%
Chiyoda Corp.	1,000	14,381
COMSYS Holdings Corp.	35,400	415,940
Daikin Industries Ltd.	35,400	1,112,608
FANUC Corp.	12,090	2,037,723
Hitachi Cable Ltd. *	7,000	9,676
Hoshizaki Electric Co., Ltd.	1,600	43,516
IHI Corp.	354,000	785,522

8

 Schwab International Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
ITOCHU Corp.	70,800	707,399
JTEKT Corp.	35,400	285,879
Kandenko Co., Ltd.	2,000	8,706
Kawasaki Heavy Industries Ltd.	354,000	819,862
Keihan Electric Railway Co., Ltd.	8,000	37,444
Komatsu Ltd.	70,800	1,585,638
LIXIL Group Corp.	35,400	749,465
Makita Corp.	25,400	1,070,268
Mitsubishi Corp.	106,200	2,010,164
Mitsubishi Electric Corp.	69,000	537,141
Mitsubishi Heavy Industries Ltd.	354,000	1,644,016
Mitsui & Co., Ltd.	106,200	1,466,737
SMC Corp.	2,000	337,577
Sojitz Corp.	177,000	223,209
Sumitomo Corp.	106,200	1,317,359
Sumitomo Electric Industries Ltd.	70,800	763,201
The Japan Steel Works Ltd.	1,000	5,505
THK Co., Ltd.	35,400	608,243
Toyota Tsusho Corp.	35,400	814,711
Ushio, Inc.	35,400	403,922

		19,815,812

Commercial & Professional Services 0.2%
Kokuyo Co., Ltd.	9,300	72,623
Nissha Printing Co., Ltd. *	3,200	35,038
Secom Co., Ltd.	35,400	1,811,422

		1,919,083

Consumer Durables & Apparel 0.5%
Haseko Corp. *	187,000	122,444
NAMCO BANDAI Holdings, Inc.	35,400	496,639
Nikon Corp.	35,400	980,400
Panasonic Corp.	212,400	1,037,919
Sega Sammy Holdings, Inc.	35,400	588,927
Sony Corp.	81,800	794,493
Sumitomo Forestry Co., Ltd.	35,400	311,204
TSI Holdings Co., Ltd.	38,400	224,431

		4,556,457

Consumer Services 0.0%
Benesse Holdings, Inc.	2,000	87,304
Oriental Land Co., Ltd.	2,000	257,306

		344,610

Diversified Financials 0.4%
Acom Co., Ltd. *	400	10,913
Credit Saison Co., Ltd.	35,400	786,380
Daiwa Securities Group, Inc.	130,000	575,361
Mitsubishi UFJ Lease & Finance Co., Ltd.	7,080	308,199
Nomura Holdings, Inc.	294,100	1,216,056
ORIX Corp.	7,080	709,975

		3,606,884

Energy 0.2%
Cosmo Oil Co., Ltd.	30,000	58,203
Idemitsu Kosan Co., Ltd.	1,000	81,969
Inpex Corp.	185	991,512
JX Holdings, Inc.	145,000	773,615
Showa Shell Sekiyu K.K.	35,400	206,039
TonenGeneral Sekiyu K.K.	15,000	139,141

		2,250,479

Food & Staples Retailing 0.3%
Aeon Co., Ltd.	70,800	791,531
Seven & i Holdings Co., Ltd.	70,800	2,062,103

		2,853,634

Food, Beverage & Tobacco 0.7%
Ajinomoto Co., Inc.	27,000	385,995
Asahi Group Holdings Ltd.	35,400	795,395
Japan Tobacco, Inc.	70,800	2,120,480
Kagome Co., Ltd.	35,400	705,682
Kewpie Corp.	35,400	515,096
Kirin Holdings Co., Ltd.	49,000	600,691
Nissin Foods Holdings Co., Ltd.	6,000	236,450
Sapporo Holdings Ltd.	52,000	157,002
Yakult Honsha Co., Ltd.	13,000	569,844

		6,086,635

Health Care Equipment & Services 0.2%
Alfresa Holdings Corp.	1,900	79,714
M3, Inc.	96	176,821
Medipal Holdings Corp.	14,400	170,244
Miraca Holdings, Inc.	2,100	85,176
Olympus Corp. *	22,300	371,802
Suzuken Co., Ltd.	2,100	62,513
Terumo Corp.	9,600	406,257

		1,352,527

Household & Personal Products 0.2%
Kao Corp.	35,400	971,386
Kobayashi Pharmaceutical Co., Ltd.	1,300	64,787
Lion Corp.	11,000	56,154
Shiseido Co., Ltd.	14,200	205,760
Unicharm Corp.	8,600	439,020

		1,737,107

Insurance 0.5%
Sony Financial Holdings, Inc.	59,800	1,026,759
T&D Holdings, Inc.	70,800	760,626
The Dai-ichi Life Insurance Co., Ltd.	495	560,604
Tokio Marine Holdings, Inc.	70,800	1,814,856

		4,162,845

Materials 1.1%
Asahi Kasei Corp.	60,000	341,942
Hitachi Chemical Co., Ltd.	35,400	505,653
JFE Holdings, Inc.	38,500	596,150
JSR Corp.	35,400	654,172
Kobe Steel Ltd. *	354,000	330,520
Kuraray Co. Ltd.	35,400	435,686
Mitsubishi Chemical Holdings Corp.	177,000	772,645
Nippon Paper Group, Inc.	5,200	63,684
Nippon Steel & Sumitomo Metal Corp.	591,000	1,354,420
Nissan Chemical Industries Ltd.	11,200	134,585
Nitto Denko Corp.	20,100	1,046,799
Shin-Etsu Chemical Co., Ltd.	35,400	2,081,848
Showa Denko K.K.	354,000	510,804
Sumitomo Chemical Co., Ltd.	79,000	225,112
Sumitomo Metal Mining Co., Ltd.	37,000	506,524
Sumitomo Osaka Cement Co., Ltd.	37,000	116,648
Taiheiyo Cement Corp.	32,000	71,396
Tokyo Steel Manufacturing Co., Ltd.	49,800	174,514
Toray Industries, Inc.	100,000	591,730

		10,514,832

Media 0.1%
Dentsu, Inc.	28,400	694,245

 9

 Schwab International Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Hakuhodo DY Holdings, Inc.	7,080	452,426
SKY Perfect JSAT Holdings, Inc.	131	55,676

		1,202,347

Pharmaceuticals, Biotechnology & Life Sciences 0.9%
Astellas Pharma, Inc.	35,400	1,789,960
Chugai Pharmaceutical Co., Ltd.	35,400	701,390
Daiichi Sankyo Co., Ltd.	35,400	546,002
Dainippon Sumitomo Pharma Co., Ltd.	35,400	416,370
Eisai Co., Ltd.	35,400	1,485,195
Kissei Pharmaceutical Co., Ltd.	1,700	31,868
Otsuka Holdings Co., Ltd.	35,400	1,050,367
Shionogi & Co., Ltd.	35,400	599,229
Takeda Pharmaceutical Co., Ltd.	35,400	1,618,261

		8,238,642

Real Estate 0.5%
Aeon Mall Co., Ltd.	7,500	193,707
Daito Trust Construction Co., Ltd.	3,800	368,158
Daiwa House Industry Co., Ltd.	22,000	336,122
Mitsubishi Estate Co., Ltd.	63,000	1,213,860
Mitsui Fudosan Co., Ltd.	45,000	937,977
Nomura Real Estate Holdings, Inc.	6,500	112,235
NTT Urban Development Corp.	354	299,614
Sumitomo Real Estate Sales Co., Ltd.	3,540	152,168
Sumitomo Realty & Development Co., Ltd.	30,000	815,933
Tokyo Tatemono Co., Ltd. *	1,000	3,989
Tokyu Land Corp.	32,000	187,414

		4,621,177

Retailing 0.3%
Aoyama Trading Co., Ltd.	4,100	74,523
Fast Retailing Co., Ltd.	4,100	930,666
Isetan Mitsukoshi Holdings Ltd.	70,800	630,134
J Front Retailing Co., Ltd.	34,000	164,084
Komeri Co., Ltd.	4,500	108,749
Marui Group Co., Ltd.	35,400	239,090
Point, Inc.	3,540	127,744
USS Co., Ltd.	3,540	376,879
Yamada Denki Co., Ltd.	14,160	500,502

		3,152,371

Semiconductors & Semiconductor Equipment 0.1%
Tokyo Electron Ltd.	19,400	864,496
Ulvac, Inc. *	19,600	142,360

		1,006,856

Software & Services 0.3%
DeNA Co., Ltd.	1,900	69,692
Gree, Inc. (c)	1,700	29,539
KONAMI Corp.	24,500	590,887
Nintendo Co., Ltd.	6,800	814,648
Nomura Research Institute Ltd.	35,400	682,932
NTT Data Corp.	100	289,560
Trend Micro, Inc.	2,800	72,962
Yahoo! Japan Corp.	1,062	356,447

		2,906,667

Technology Hardware & Equipment 1.4%
Alps Electric Co., Ltd.	35,400	222,350
Brother Industries Ltd.	35,400	342,968
Canon, Inc.	93,100	3,254,605
FUJIFILM Holdings Corp.	35,400	648,592
Fujitsu Ltd.	71,000	268,607
Hamamatsu Photonics K.K.	2,100	73,972
Hitachi Ltd.	354,000	2,043,216
Hoya Corp.	35,400	679,498
Keyence Corp.	2,800	781,569
Konica Minolta Holdings, Inc.	10,000	71,299
Kyocera Corp.	10,500	966,351
Murata Manufacturing Co., Ltd.	28,200	1,596,872
NEC Corp. *	82,000	143,179
OMRON Corp.	35,400	784,234
Ricoh Co., Ltd.	47,000	435,977
Taiyo Yuden Co., Ltd.	3,300	28,650
Toshiba Corp.	225,000	766,643
Yokogawa Electric Corp.	10,000	105,857

		13,214,439

Telecommunication Services 0.7%
KDDI Corp.	23,800	1,760,398
Nippon Telegraph & Telephone Corp.	35,400	1,581,775
NTT DoCoMo, Inc.	1,162	1,675,297
SOFTBANK Corp.	49,300	1,847,181

		6,864,651

Transportation 0.8%
All Nippon Airways Co., Ltd. (c)	354,000	759,767
Central Japan Railway Co.	15,200	1,203,541
East Japan Railway Co.	35,400	2,322,226
Fukuyama Transporting Co., Ltd.	2,000	10,089
Kawasaki Kisen Kaisha Ltd. *	6,000	7,930
Kintetsu Corp.	7,000	27,840
Nishi-Nippon Railroad Co., Ltd.	15,000	62,204
Sotetsu Holdings, Inc.	4,000	13,193
Tobu Railway Co., Ltd.	89,000	459,731
Tokyu Corp.	192,000	984,795
West Japan Railway Co.	35,400	1,414,369

		7,265,685

Utilities 0.4%
Chubu Electric Power Co., Inc.	41,600	561,930
Electric Power Development Co., Ltd.	11,000	278,368
Hokkaido Electric Power Co., Inc.	3,000	29,647
Hokuriku Electric Power Co.	2,000	22,141
Kyushu Electric Power Co., Inc.	35,400	331,379
Osaka Gas Co., Ltd.	92,000	361,441
Shikoku Electric Power Co., Inc.	8,500	115,539
The Chugoku Electric Power Co., Inc.	36,000	519,025
The Kansai Electric Power Co., Inc.	70,800	673,059
Toho Gas Co., Ltd.	22,000	127,780
Tohoku Electric Power Co., Inc. *	17,600	159,418
Tokyo Electric Power Co., Inc. *	106,200	167,406
Tokyo Gas Co., Ltd.	100,000	491,088

		3,838,221

		146,168,103

Netherlands 2.2%

Capital Goods 0.2%
Koninklijke Boskalis Westminster N.V.	2,832	119,541
Koninklijke Philips Electronics N.V.	77,172	1,993,346

		2,112,887

Commercial & Professional Services 0.0%
Randstad Holding N.V.	10,266	333,866

10

 Schwab International Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Diversified Financials 0.2%
ING Groep N.V. CVA *	257,358	2,312,914

Energy 0.1%
Fugro N.V. CVA	6,018	361,099
SBM Offshore N.V. *	11,682	131,090

		492,189

Food & Staples Retailing 0.1%
Koninklijke Ahold N.V.	84,960	1,078,028

Food, Beverage & Tobacco 0.7%
DE Master Blenders 1753 N.V. *	54,870	631,571
Heineken Holding N.V.	7,788	421,673
Heineken N.V.	19,470	1,284,113
Unilever N.V. CVA	108,678	4,123,787

		6,461,144

Insurance 0.1%
AEGON N.V.	142,662	820,671

Materials 0.3%
Akzo Nobel N.V.	16,284	930,604
ArcelorMittal	89,208	1,355,739
Koninklijke DSM N.V.	13,098	754,406

		3,040,749

Media 0.1%
Reed Elsevier N.V.	49,206	710,690
Wolters Kluwer N.V.	21,240	408,294

		1,118,984

Real Estate 0.0%
Corio N.V.	5,733	256,908

Semiconductors & Semiconductor Equipment 0.2%
ASML Holding N.V.	23,165	1,447,368

Telecommunication Services 0.1%
Koninklijke (Royal) KPN N.V.	112,572	636,888

Transportation 0.1%
Koninklijke Vopak N.V.	1,770	130,780
PostNL N.V. *	24,587	83,558
TNT Express N.V.	31,860	310,779

		525,117

		20,637,713

New Zealand 0.1%

Consumer Services 0.0%
SKYCITY Entertainment Group Ltd.	65,844	202,090

Health Care Equipment & Services 0.0%
Fisher & Paykel Healthcare Corp., Ltd.	21,948	46,110

Materials 0.0%
Fletcher Building Ltd.	27,258	177,165

Real Estate 0.0%
Kiwi Income Property Trust	180,540	173,347

Telecommunication Services 0.0%
Chorus Ltd.	32,922	91,860
Telecom Corp. of New Zealand Ltd.	140,892	267,089

		358,949

Transportation 0.1%
Auckland International Airport Ltd.	205,320	451,569

		1,409,230

Norway 0.9%

Banks 0.1%
DnB A.S.A.	82,128	1,023,074

Capital Goods 0.1%
Orkla A.S.A.	70,800	576,306

Energy 0.4%
Aker Solutions A.S.A.	7,434	139,926
Kvaerner A.S.A.	18,408	54,930
Seadrill Ltd.	24,780	953,843
Statoil A.S.A.	99,120	2,423,985
Subsea 7 S.A.	14,514	331,876

		3,904,560

Insurance 0.0%
Gjensidige Forsikring A.S.A.	7,080	99,822
Storebrand A.S.A. *	27,153	130,600

		230,422

Materials 0.1%
Norsk Hydro A.S.A.	70,889	339,960
Yara International A.S.A.	17,700	887,899

		1,227,859

Telecommunication Services 0.2%
Telenor A.S.A.	63,366	1,286,688

		8,248,909

Portugal 0.2%

Banks 0.0%
Banco Comercial Portugues S.A. - Reg’d *	1,014,408	92,354
Banco Espirito Santo S.A. - Reg’d *	25,285	25,223

		117,577

Energy 0.0%
Galp Energia, SGPS, S.A.	24,072	369,122

Food & Staples Retailing 0.1%
Jeronimo Martins, SGPS, S.A.	24,072	449,114

Telecommunication Services 0.0%
Portugal Telecom, SGPS, S.A. - Reg’d	40,356	187,484

Utilities 0.1%
EDP - Energias de Portugal S.A.	250,278	633,445

		1,756,742

Republic of Korea 4.9%

Automobiles & Components 0.6%
Halla Climate Control Corp.	250	5,622
Hankook Tire Co., Ltd. *	7,937	336,068
Hyundai Mobis	4,316	1,137,940
Hyundai Motor Co.	11,262	2,345,275
Hyundai Wia Corp.	1,822	306,232
Kia Motors Corp.	21,068	1,204,330
Mando Corp.	1,575	178,176

		5,513,643

 11

 Schwab International Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Banks 0.3%
BS Financial Group, Inc.	4,800	53,636
DGB Financial Group, Inc.	1,200	14,961
Hana Financial Group, Inc.	15,600	484,056
Industrial Bank of Korea	3,300	35,046
KB Financial Group, Inc. ADR	37,190	1,222,435
Shinhan Financial Group Co., Ltd. ADR	41,900	1,342,476
Woori Finance Holdings Co., Ltd.	7,200	67,489

		3,220,099

Capital Goods 0.6%
CJ Corp.	1,000	99,275
Daelim Industrial Co., Ltd.	1,800	131,154
Daewoo Engineering & Construction Co., Ltd. *	7,000	61,412
Daewoo International Corp.	5,027	185,463
Daewoo Shipbuilding & Marine Engineering Co., Ltd.	4,930	110,633
Doosan Corp.	1,746	203,970
Doosan Heavy Industries & Construction Co., Ltd.	2,150	80,711
Doosan Infracore Co., Ltd. *	4,610	69,181
GS Engineering & Construction Corp.	2,000	98,629
Hyundai Development Co.	4,000	76,465
Hyundai Engineering & Construction Co., Ltd.	5,409	339,670
Hyundai Heavy Industries Co., Ltd.	4,038	786,829
Hyundai Mipo Dockyard Co., Ltd.	620	64,700
KCC Corp.	300	79,235
LG Corp.	5,536	332,308
LG Hausys Ltd.	1,709	133,835
LS Corp.	1,683	146,875
Samsung C&T Corp.	10,000	548,553
Samsung Engineering Co., Ltd.	2,432	363,840
Samsung Heavy Industries Co., Ltd.	17,240	580,319
Samsung Techwin Co., Ltd.	3,201	171,453
SK Holdings Co., Ltd.	3,220	533,767
STX Offshore & Shipbuilding Co., Ltd.	3,100	19,753

		5,218,030

Consumer Durables & Apparel 0.1%
LG Electronics, Inc.	6,330	446,026
Woongjin Coway Co., Ltd.	4,500	165,812

		611,838

Consumer Services 0.0%
Kangwon Land, Inc.	7,430	212,364

Diversified Financials 0.1%
Daewoo Securities Co., Ltd.	20,008	197,706
Hankook Tire Worldwide Co., Ltd.	1,082	14,888
Hyundai Securities Co., Ltd.	9,000	67,821
Korea Investment Holdings Co., Ltd.	2,650	96,299
Samsung Card Co., Ltd.	2,960	99,364
Samsung Securities Co., Ltd.	3,836	175,354
Woori Investment & Securities Co., Ltd.	24,960	245,485

		896,917

Energy 0.2%
GS Holdings	2,180	143,542
S-Oil Corp.	6,110	552,402
SK Innovation Co., Ltd.	4,815	735,912

		1,431,856

Food & Staples Retailing 0.0%
E-Mart Co., Ltd.	1,147	230,915

Food, Beverage & Tobacco 0.1%
CJ CheilJedang Corp.	500	155,377
KT&G Corp.	6,506	514,904
Lotte Chilsung Beverage Co., Ltd.	55	72,124
Lotte Confectionery Co., Ltd.	50	67,692
NongShim Co., Ltd.	270	63,458
ORION Corp.	264	273,789

		1,147,344

Household & Personal Products 0.1%
Amorepacific Corp.	203	229,836
AMOREPACIFIC Group	700	313,201
LG Household & Health Care Ltd.	620	369,876

		912,913

Insurance 0.2%
Dongbu Insurance Co., Ltd.	3,650	156,739
Hanwha Life Insurance Co., Ltd.	20,000	138,893
Hyundai Marine & Fire Insurance Co., Ltd.	6,000	185,344
Samsung Fire & Marine Insurance Co., Ltd.	2,930	592,575
Samsung Life Insurance Co., Ltd.	5,624	483,015

		1,556,566

Materials 0.5%
Cheil Industries, Inc.	3,550	313,741
Hanwha Chemical Corp.	5,040	77,728
Hanwha Corp.	4,090	120,300
Honam Petrochemical Corp.	1,026	203,239
Hyosung Corp.	1,350	84,527
Hyundai Steel Co.	2,037	151,056
Korea Zinc Co., Ltd.	1,111	447,847
Kumho Petro Chemical Co., Ltd.	828	85,641
LG Chem Ltd.	3,595	1,035,822
OCI Co., Ltd.	1,338	186,580
POSCO ADR	27,800	2,068,042
Samsung Fine Chemicals Co., Ltd.	1,257	73,132

		4,847,655

Media 0.0%
Cheil Worldwide, Inc.	10,000	195,318

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Celltrion, Inc.	4,633	111,242
Yuhan Corp.	434	67,934

		179,176

Retailing 0.1%
Hyundai Department Store Co., Ltd.	1,016	141,209
Lotte Midopa Co., Ltd.	5,500	67,300
Lotte Shopping Co., Ltd.	582	192,683
Shinsegae Co., Ltd.	352	65,501

		466,693

Semiconductors & Semiconductor Equipment 1.5%
Samsung Electronics Co., Ltd. GDR - Reg’d	20,300	13,296,500
SK Hynix, Inc. *	33,220	748,551

		14,045,051

12

 Schwab International Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Software & Services 0.1%
Daum Communications Corp.	1,876	147,086
NCsoft Corp.	1,050	156,601
NHN Corp.	3,259	758,432
SK C&C Co. Ltd.	1,000	91,702

		1,153,821

Technology Hardware & Equipment 0.1%
LG Display Co., Ltd. ADR *	53,550	850,374
Samsung Electro-Mechanics Co., Ltd.	2,664	259,548
Samsung SDI Co., Ltd.	1,000	143,603

		1,253,525

Telecommunication Services 0.1%
KT Corp. ADR	24,426	420,371
LG Uplus Corp.	12,400	85,541
SK Telecom Co., Ltd. ADR	40,002	610,831

		1,116,743

Transportation 0.1%
CJ Korea Express Co., Ltd. *	1,164	119,318
Hanjin Shipping Co., Ltd. *	9,500	92,557
Hyundai Glovis Co., Ltd.	500	108,972
Hyundai Merchant Marine Co., Ltd. *	3,567	74,776
Korean Air Lines Co., Ltd. *	2,299	95,433

		491,056

Utilities 0.1%
Korea Electric Power Corp. ADR *	86,250	1,058,287

		45,759,810

Singapore 1.7%

Banks 0.4%
DBS Group Holdings Ltd.	61,000	722,234
Oversea-Chinese Banking Corp., Ltd.	354,000	2,729,436
United Overseas Bank Ltd.	30,000	460,158

		3,911,828

Capital Goods 0.3%
Cosco Corp. Singapore Ltd. (c)	28,000	20,419
Fraser and Neave Ltd.	39,000	301,020
Keppel Corp., Ltd.	75,000	658,159
Noble Group Ltd.	404,181	359,324
Singapore Technologies Engineering Ltd.	354,000	1,064,509
Yangzijiang Shipbuilding Holdings Ltd.	401,000	307,210

		2,710,641

Consumer Services 0.1%
Genting Singapore plc (c)	354,000	371,273

Diversified Financials 0.0%
Singapore Exchange Ltd.	8,000	45,164

Food & Staples Retailing 0.0%
Olam International Ltd. (c)	154,772	199,734

Food, Beverage & Tobacco 0.1%
Golden Agri-Resources Ltd.	708,000	382,875
Indofood Agri Resources Ltd. (c)	37,000	38,502
Wilmar International Ltd.	266,000	695,268

		1,116,645

Media 0.0%
Singapore Press Holdings Ltd.	69,000	236,323

Real Estate 0.4%
CapitaCommercial Trust (c)	354,000	469,892
Capitaland Ltd.	354,000	1,023,901
CapitaMall Trust	354,000	600,418
Keppel Land Ltd.	33,000	97,341
Wing Tai Holdings Ltd.	489,000	699,173
Yanlord Land Group Ltd. *(c)	434,000	512,073

		3,402,798

Retailing 0.1%
Jardine Cycle & Carriage Ltd.	10,000	399,770

Technology Hardware & Equipment 0.0%
Venture Corp., Ltd.	23,000	147,372

Telecommunication Services 0.2%
Singapore Telecommunications Ltd.	708,000	1,920,177

Transportation 0.1%
ComfortDelGro Corp., Ltd.	354,000	498,898
Hutchison Port Holdings Trust	95,000	73,625
Neptune Orient Lines Ltd. *(c)	381,000	340,276
Singapore Post Ltd.	354,000	335,016

		1,247,815

		15,709,540

Spain 2.5%

Banks 1.0%
Banco Bilbao Vizcaya Argentaria S.A.	342,672	2,907,611
Banco de Sabadell S.A. *	237,180	661,990
Banco Popular Espanol S.A.	90,761	75,784
Banco Santander S.A.	670,830	5,159,855
Bankinter S.A.	24,426	97,211
CaixaBank	94,872	362,645

		9,265,096

Capital Goods 0.1%
ACS, Actividades de Construccion y Servicios S.A.	14,160	302,675
Ferrovial S.A.	35,754	529,887
Zardoya Otis S.A.	10,666	146,074

		978,636

Diversified Financials 0.0%
Corporacion Financiera Alba S.A.	2,832	117,829

Energy 0.2%
Repsol S.A.	84,606	1,794,729

Food & Staples Retailing 0.0%
Distribuidora Internacional de Alimentacion S.A.	38,940	241,680

Insurance 0.0%
Mapfre S.A.	52,392	147,321

Materials 0.0%
Acerinox S.A.	16,992	172,820

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Grifols S.A. *	16,992	543,544

Retailing 0.3%
Inditex S.A.	18,054	2,474,900

Software & Services 0.1%
Amadeus IT Holding S.A.	27,612	644,623

 13

 Schwab International Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Telecommunication Services 0.4%
Telefonica S.A.	305,148	4,004,473

Transportation 0.0%
Abertis Infraestructuras S.A.	26,550	387,955

Utilities 0.3%
Enagas S.A.	15,930	326,007
Gas Natural SDG S.A.	37,878	587,967
Iberdrola S.A.	337,362	1,676,113
Red Electrica Corporacion S.A.	1,770	82,022

		2,672,109

		23,445,715

Sweden 2.7%

Banks 0.6%
Nordea Bank AB	225,852	2,065,626
Skandinaviska Enskilda Banken AB, A Shares	151,158	1,215,629
Svenska Handelsbanken AB, A Shares	42,126	1,496,208
Swedbank AB, A Shares	47,790	882,063

		5,659,526

Capital Goods 0.9%
Alfa Laval AB	25,134	493,719
Assa Abloy AB, B Shares	33,984	1,228,460
Atlas Copco AB, A Shares	51,330	1,321,273
Atlas Copco AB, B Shares	30,798	709,972
Sandvik AB	65,844	983,403
Scania AB, B Shares	30,444	631,402
Skanska AB, B Shares	30,798	488,887
SKF AB, B Shares	37,878	910,160
Volvo AB, B Shares	104,076	1,473,135

		8,240,411

Commercial & Professional Services 0.0%
Securitas AB, B Shares	35,046	273,949

Consumer Durables & Apparel 0.1%
Electrolux AB, Series B	21,948	573,858
Husqvarna AB, B Shares	10,028	60,210

		634,068

Diversified Financials 0.2%
Industrivarden AB, A Shares	20,532	312,973
Investment AB Kinnevik, B Shares	9,912	192,920
Investor AB, B Shares	41,772	966,715
Ratos AB, B Shares	3,540	35,221

		1,507,829

Energy 0.0%
Lundin Petroleum AB *	12,390	292,506

Food, Beverage & Tobacco 0.1%
Swedish Match AB	27,258	958,719

Health Care Equipment & Services 0.1%
Elekta AB, B Shares	9,912	143,127
Getinge AB, B Shares	14,868	478,950

		622,077

Household & Personal Products 0.1%
Svenska Cellulosa AB, B Shares	40,710	823,530

Materials 0.1%
Boliden AB	13,452	237,779
Holmen AB, B Shares	10,620	305,265
SSAB AB, A Shares	8,142	66,213

		609,257

Media 0.0%
Modern Times Group, B Shares	2,832	94,801

Retailing 0.1%
Hennes & Mauritz AB, B Shares	42,834	1,388,839

Technology Hardware & Equipment 0.2%
Hexagon AB, B Shares	17,346	428,785
Telefonaktiebolaget LM Ericsson, B Shares	211,692	1,971,091

		2,399,876

Telecommunication Services 0.2%
Tele2 AB, B Shares	32,214	562,646
TeliaSonera AB	152,220	1,020,027

		1,582,673

		25,088,061

Switzerland 7.4%

Banks 0.0%
Banque Cantonale Vaudoise - Reg’d	354	194,310

Capital Goods 0.6%
ABB Ltd. - Reg’d *	181,602	3,540,298
Geberit AG - Reg’d *	4,248	897,839
Schindler Holding AG	4,248	596,114
Schindler Holding AG - Reg’d	6,018	841,896
Sulzer AG - Reg’d	1,062	164,505

		6,040,652

Commercial & Professional Services 0.2%
Adecco S.A. - Reg’d *	12,036	594,914
SGS S.A. - Reg’d	354	794,437

		1,389,351

Consumer Durables & Apparel 0.5%
Compagnie Financiere Richemont S.A., A Shares	35,754	2,757,581
The Swatch Group AG	2,478	1,197,272
The Swatch Group AG - Reg’d	6,018	499,227

		4,454,080

Diversified Financials 0.8%
Credit Suisse Group AG - Reg’d *	84,252	1,995,346
GAM Holding AG *	13,452	172,797
Julius Baer Group Ltd. *	21,074	722,030
Pargesa Holding S.A.	1,770	118,936
UBS AG - Reg’d *	282,175	4,416,599

		7,425,708

Energy 0.1%
Transocean Ltd.	24,426	1,118,998

Food, Beverage & Tobacco 1.6%
Aryzta AG	6,726	340,148
Nestle S.A. - Reg’d	227,622	14,902,066

		15,242,214

Health Care Equipment & Services 0.1%
Nobel Biocare Holding AG - Reg’d *	8,142	64,334
Sonova Holding AG - Reg’d *	3,894	425,381

14

 Schwab International Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Straumann Holding AG - Reg’d	708	82,692

		572,407

Insurance 0.5%
Baloise Holding AG - Reg’d	3,186	267,392
Swiss Re AG *	26,904	1,938,517
Zurich Insurance Group AG *	10,620	2,711,172

		4,917,081

Materials 0.6%
Givaudan S.A. - Reg’d *	1,062	1,066,700
Holcim Ltd. - Reg’d *	15,222	1,043,390
Syngenta AG - Reg’d	8,496	3,407,021

		5,517,111

Pharmaceuticals, Biotechnology & Life Sciences 2.2%
Actelion Ltd. - Reg’d *	1,062	52,619
Novartis AG - Reg’d	186,204	11,527,201
Roche Holding AG	47,790	9,409,430

		20,989,250

Real Estate 0.0%
Swiss Prime Site AG - Reg’d *	2,124	170,810

Telecommunication Services 0.1%
Swisscom AG - Reg’d	2,124	894,629

Transportation 0.1%
Kuehne & Nagel International AG - Reg’d	3,540	426,451

		69,353,052

United Kingdom 18.8%

Automobiles & Components 0.0%
GKN plc	116,466	414,372

Banks 2.4%
Barclays plc	853,140	3,363,518
HSBC Holdings plc	1,238,646	12,659,076
Lloyds Banking Group plc *	3,079,092	2,294,390
Royal Bank of Scotland Group plc *	139,536	660,148
Standard Chartered plc	169,969	3,963,429

		22,940,561

Capital Goods 0.7%
BAE Systems plc	238,950	1,253,405
Bunzl plc	19,116	315,247
Cobham plc	69,030	234,538
IMI plc	14,868	251,149
Invensys plc	54,516	275,652
Meggitt plc	45,312	282,779
Rolls-Royce Holdings plc *	124,962	1,783,406
Smiths Group plc	32,568	571,536
The Weir Group plc	12,744	386,017
Wolseley plc *	23,010	1,068,325

		6,422,054

Commercial & Professional Services 0.3%
Aggreko plc	19,116	683,801
Capita plc	44,250	540,744
Experian plc	69,738	1,159,009
G4S plc	100,536	398,298
Hays plc	109,386	136,389
Rentokil Initial plc	157,884	227,729

		3,145,970

Consumer Durables & Apparel 0.1%
Burberry Group plc	35,046	722,862

Consumer Services 0.5%
Carnival plc	20,178	816,541
Compass Group plc	159,300	1,840,727
InterContinental Hotels Group plc	17,164	458,831
Ladbrokes plc	100,182	312,764
TUI Travel plc	69,738	303,220
Whitbread plc	20,886	803,015
William Hill plc	82,128	443,831

		4,978,929

Diversified Financials 0.2%
3i Group plc	76,110	258,105
Ashmore Group plc	24,426	141,005
Hargreaves Lansdown plc	16,284	197,558
ICAP plc	59,118	276,183
Investec plc	27,966	171,077
London Stock Exchange Group plc	7,080	110,914
Man Group plc	47,790	58,822
Schroders plc	10,974	280,696
Schroders plc, Non-Voting Shares	7,080	148,075

		1,642,435

Energy 3.3%
AMEC plc	23,364	390,918
BG Group plc	237,888	4,079,385
BP plc	1,340,598	9,272,960
Cairn Energy plc *	25,134	108,235
Essar Energy plc *	31,506	60,440
John Wood Group plc	35,754	445,230
Petrofac Ltd.	18,408	480,285
Royal Dutch Shell plc, A Shares	259,836	8,701,218
Royal Dutch Shell plc, B Shares	176,646	6,099,422
Tullow Oil plc	70,092	1,546,824

		31,184,917

Food & Staples Retailing 0.5%
J Sainsbury plc	138,768	759,261
Tesco plc	559,320	2,914,176
William Morrison Supermarkets plc	186,912	805,202

		4,478,639

Food, Beverage & Tobacco 2.6%
Associated British Foods plc	26,196	620,509
British American Tobacco plc	141,600	7,429,854
Diageo plc	177,000	5,267,730
Imperial Tobacco Group plc	70,092	2,804,952
SABMiller plc	84,252	3,817,871
Tate & Lyle plc	38,940	482,407
Unilever plc	92,748	3,571,879

		23,995,202

Health Care Equipment & Services 0.1%
Smith & Nephew plc	60,180	634,142

Household & Personal Products 0.4%
Reckitt Benckiser Group plc	56,640	3,562,881

Insurance 0.8%
Aviva plc	198,594	1,115,559
Legal & General Group plc	465,510	1,086,993
Old Mutual plc	365,479	1,003,363
Prudential plc	207,444	3,008,762
Resolution Ltd.	246,422	938,744

 15

 Schwab International Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Standard Life plc	150,804	773,395

		7,926,816

Materials 2.3%
Anglo American plc	98,058	2,722,668
Antofagasta plc	18,408	379,980
BHP Billiton plc	154,344	4,853,188
CRH plc	51,684	945,934
Fresnillo plc	14,514	462,426
Glencore International plc	374,837	2,075,529
Johnson Matthey plc	13,848	532,422
Kazakhmys plc	22,656	259,069
Randgold Resources Ltd.	6,018	642,822
Rexam plc	73,278	514,030
Rio Tinto plc	99,828	4,949,267
Vedanta Resources plc	8,496	145,828
Xstrata plc	166,734	2,763,014

		21,246,177

Media 0.5%
Aegis Group plc	85,668	322,645
British Sky Broadcasting Group plc	81,774	994,707
Daily Mail & General Trust plc, A Shares	15,576	131,554
ITV plc	323,556	512,843
Pearson plc	50,268	949,020
Reed Elsevier plc	73,986	761,835
WPP plc	86,376	1,184,964

		4,857,568

Pharmaceuticals, Biotechnology & Life Sciences 1.4%
AstraZeneca plc	101,244	4,813,401
GlaxoSmithKline plc	335,592	7,177,423
Shire plc	37,170	1,075,842

		13,066,666

Real Estate 0.3%
British Land Co. plc	96,996	854,978
Capital Shopping Centres Group plc	76,464	423,393
Hammerson plc	75,048	566,738
Land Securities Group plc	55,578	719,702
SEGRO plc	69,738	264,102

		2,828,913

Retailing 0.2%
Kingfisher plc	147,264	656,115
Marks & Spencer Group plc	99,828	624,918
Next plc	11,328	664,647

		1,945,680

Semiconductors & Semiconductor Equipment 0.1%
ARM Holdings plc	99,474	1,233,925

Software & Services 0.1%
The Sage Group plc	90,978	454,331

Telecommunication Services 1.2%
BT Group plc	528,876	1,979,152
Inmarsat plc	30,798	289,981
Vodafone Group plc	3,430,968	8,861,053

		11,130,186

Transportation 0.0%
International Consolidated Airlines Group S.A. *	81,420	220,133

Utilities 0.8%
Centrica plc	379,134	1,980,229
Drax Group plc	25,842	224,059
National Grid plc	232,932	2,631,823
Severn Trent plc	18,054	467,288
SSE plc	63,366	1,447,136
United Utilities Group plc	44,604	487,167

		7,237,702

		176,271,061

Total Common Stock
(Cost $906,505,430)		923,951,455

Other Investment Companies 0.4% of net assets

United States 0.4%
iShares MSCI EAFE Index Fund	60,000	3,305,400
State Street Institutional U.S. Government Money Market Fund	519,563	519,563

Total Other Investment Companies
(Cost $3,823,415)		3,824,963

Preferred Stock 0.5% of net assets

Germany 0.5%

Automobiles & Components 0.4%
Porsche Automobil Holding SE	11,328	839,792
Volkswagen AG	12,744	2,758,883

		3,598,675

Household & Personal Products 0.1%
Henkel AG & Co. KGaA	10,620	887,445

		4,486,120

Italy 0.0%

Diversified Financials 0.0%
EXOR S.p.A.	3,186	68,371

United Kingdom 0.0%

Capital Goods 0.0%
Rolls-Royce Holdings plc *(a)(b)	9,041,036	14,489

Total Preferred Stock
(Cost $3,339,971)		4,568,980

Rights 0.0% of net assets

Republic of Korea 0.0%

Transportation 0.0%
Hyundai Merchant Marine Co., Ltd. *(b)	221	512

16

 Schwab International Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Spain 0.0%

Banks 0.0%
Banco Popular Espanol S.A. *(a)	83,081	65,914

Switzerland 0.0%

Real Estate 0.0%
Swiss Prime Site AG *	2,076	2,241

Total Rights
(Cost $218,124)		68,667

End of Investments

Collateral Invested for Securities on Loan 0.2% of net assets

State Street Institutional U.S. Government Money Market Fund	2,029,898	2,029,898

Total Collateral Invested for Securities on Loan
(Cost $2,029,898)		2,029,898

End of Collateral Invested for Securities on Loan

At 11/30/12, the tax basis cost of the fund’s investments was $914,373,255 and the unrealized appreciation and depreciation were $92,890,810 and ($74,850,000), respectively, with a net unrealized appreciation of $18,040,810.

*	Non-income producing security.
(a)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(b)	Illiquid security. At the period end, the value of these amounted to $15,001 or 0% of net assets.
(c)	All or a portion of this security is on loan.

ADR —	American Depositary Receipt
CDI —	CHESS Depositary Interest
CVA —	Dutch Certificate
GDR —	Global Depositary Receipt
Reg’d —	Registered
REIT —	Real Estate Investment Trust
RSP —	Risparmio (Convertible Savings Shares)

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: valued at the closing value for the day, or, on days when no closing value has been reported at halfway between the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the procedures.

•	Short-term securities (60 days or less to maturity): valued at amortized cost, which approximates market value.

•	Underlying funds: valued at their respective net asset values.

 17

 Schwab International Equity ETF

Portfolio Holdings (Unaudited) continued

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of November 30, 2012:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock[1]	$923,951,455	$—	$—	$923,951,455
Other Investment Companies[1]	3,824,963	—	—	3,824,963
Preferred Stock[1]	4,554,491	—	—	4,554,491
United Kingdom[1]	—	—	14,489	14,489
Rights[1]	—	—	65,914	65,914
Republic of Korea[1]	512	—	—	512
Switzerland[1]	2,241	—	—	2,241

Total	$932,333,662	$—	$80,403	$932,414,065

Other Financial Instruments
Collateral Invested for Securities on Loan	$2,029,898	$—	$—	$2,029,898

[1]	As categorized in Portfolio Holdings.

18

 Schwab International Equity ETF

Portfolio Holdings (Unaudited) continued

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Balance		Change in					Balance
	as of	Realized	Unrealized			Gross	Gross	as of
	August 31,	Gains	Gains	Gross	Gross	Transfers	Transfers	November 30,
Investments in Securities	2012	(Losses)	(Losses)	Purchases	Sales	in	out	2012

Common Stock
Republic of Korea	$213,385	$—	$—	$—	$—	$—	($213,385)	$—
Preferred Stock
United Kingdom	—	—	(3)	14,492	—	—	—	$14,489
Rights
Spain	—	—	(152,210)	218,124	—	—	—	$65,914

Total	$213,385	$—	($152,213)	$232,616	$—	$—	($213,385)	$80,403

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were transfers in and out of Level 3 from Level 1 due to the result of fair valued securities for which no quoted value was available. There were no transfers between Level 1 and Level 2 for the period ended November 30, 2012.

REG54094NOV12

 19

Schwab Strategic Trust
Schwab International Small-Cap Equity ETF™

Portfolio Holdings as of November 30, 2012 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

			Cost	Value
Holdings by Category			($)	($)

98.1%		Common Stock	192,535,041	195,267,298
0.8%		Other Investment Companies	1,541,704	1,602,326
0.6%		Preferred Stock	946,927	1,140,830
0.0%		Rights	21,471	9,568

99.5%		Total Investments	195,045,143	198,020,022
3.2%		Collateral Invested for Securities on Loan	6,356,378	6,356,378
(2	.7)%	Other Assets and Liabilities, Net		(5,458,384)

100.0%		Net Assets		198,918,016

	Number	Value
Security	of Shares	($)

Common Stock 98.1% of net assets

Australia 6.9%

Capital Goods 0.6%
Ausdrill Ltd.	18,750	42,056
Boart Longyear Ltd.	72,600	108,687
Bradken Ltd.	26,607	129,351
Cardno Ltd.	15,000	93,110
Emeco Holdings Ltd.	66,486	35,721
Macmahon Holdings Ltd.	242,003	68,167
Monadelphous Group Ltd. (c)	11,204	254,460
NRW Holdings Ltd.	55,950	77,340
Seven Group Holdings Ltd.	15,000	116,896
UGL Ltd.	20,789	231,413

		1,157,201

Commercial & Professional Services 0.4%
Cabcharge Australia Ltd. (c)	31,757	128,215
Mineral Resources Ltd.	7,500	65,490
SAI Global Ltd.	44,342	198,917
Seek Ltd.	42,008	299,324
Transfield Services Ltd.	85,300	151,282
Transpacific Industries Group Ltd. *	56,250	41,958

		885,186

Consumer Durables & Apparel 0.1%
Billabong International Ltd.	33,702	32,347
G.U.D. Holdings Ltd.	22,285	194,127

		226,474

Consumer Services 0.3%
Invocare Ltd.	42,384	394,859
Navitas Ltd. (c)	40,028	180,400

		575,259

Diversified Financials 0.1%
FlexiGroup Ltd.	37,500	149,837

Energy 0.5%
Aurora Oil & Gas Ltd. *	85,650	324,356
AWE Ltd.	98,362	133,401
Beach Energy Ltd.	86,416	129,821
Coalspur Mines Ltd. *(c)	76,875	69,373
Drillsearch Energy Ltd. *(c)	42,075	65,842
Karoon Gas Australia Ltd. *	43,125	220,452
Senex Energy Ltd. *(c)	103,838	74,747

		1,017,992

Food, Beverage & Tobacco 0.3%
Australian Agricultural Co., Ltd. *	40,028	53,034
GrainCorp Ltd.	45,000	558,661

		611,695

Health Care Equipment & Services 0.3%
Primary Health Care Ltd.	112,104	467,810
Sigma Pharmaceuticals Ltd.	187,875	132,300

		600,110

Materials 1.5%
Bathurst Resources Ltd. *(c)	105,014	37,797
Beadell Resources Ltd. *	57,205	64,453
CuDeco Ltd. *(c)	17,775	81,036
Discovery Metals Ltd. *	56,250	97,120
Evolution Mining Ltd. *	60,000	116,427
Gryphon Minerals Ltd. *	56,052	36,840
Independence Group NL	37,170	177,214
Integra Mining Ltd. *	170,366	96,865
Kingsgate Consolidated Ltd.	28,018	142,057
Medusa Mining Ltd.	38,136	240,304
Mineral Deposits Ltd. *	6,225	22,340
Mount Gibson Iron Ltd.	120,000	80,748
PanAust Ltd.	94,575	338,422
Perseus Mining Ltd. *	99,855	243,766
Regis Resources Ltd. *	61,652	350,536
Resolute Mining Ltd.	112,125	216,987
Sandfire Resources NL *	17,796	152,610
Silver Lake Resources Ltd. *(c)	30,000	108,602
St. Barbara Ltd. *	64,091	109,321
Sundance Resources Ltd. *	573,375	233,288
Western Areas NL (c)	18,750	79,222

		3,025,955

Media 0.0%
Southern Cross Media Group Ltd.	37,500	43,816

Pharmaceuticals, Biotechnology & Life Sciences 0.2%
Acrux Ltd.	22,500	67,133
Mesoblast Ltd. *(c)	48,075	300,926
Pharmaxis Ltd. *(c)	52,500	68,463

		436,522

Real Estate 1.0%
Abacus Property Group	82,093	175,569
BWP Trust	136,706	303,778
Centro Retail Australia	157,651	358,543
Challenger Diversified Property Group	30,026	78,312
Charter Hall Group	56,052	184,200

 1

 Schwab International Small-Cap Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Charter Hall Retail REIT	77,207	288,355
FKP Property Group (c)	434,500	88,392
Investa Office Fund	143,058	432,811

		1,909,960

Retailing 0.7%
Automotive Holdings Group	64,008	201,665
David Jones Ltd. (c)	83,775	217,622
JB Hi-Fi Ltd. (c)	12,998	134,652
Myer Holdings Ltd. (c)	96,096	217,547
Pacific Brands Ltd.	212,550	131,937
Premier Investments Ltd.	15,000	98,900
Super Retail Group Ltd.	18,750	174,288
Wotif.com Holdings Ltd. (c)	22,020	110,497

		1,287,108

Semiconductors & Semiconductor Equipment 0.0%
Silex Systems Ltd. *	18,225	59,892

Software & Services 0.2%
carsales.com Ltd. (c)	18,676	149,635
Iress Ltd.	34,875	299,435

		449,070

Telecommunication Services 0.1%
TPG Telecom Ltd.	73,358	177,551

Transportation 0.3%
Australian Infrastructure Fund	75,000	246,468
Qube Holdings Ltd.	37,500	60,248
Virgin Australia Holdings Ltd. *	496,875	228,080
Virgin Australia International Holdings Ltd. (a)(b)	424,000	—

		534,796

Utilities 0.3%
DUET Group *	112,500	252,336
Energy World Corp. Ltd. *	172,500	60,287
Infigen Energy *(c)	156,675	45,766
Spark Infrastructure Group	172,500	294,236

		652,625

		13,801,049

Austria 0.7%

Capital Goods 0.2%
Semperit AG Holding	3,131	128,070
Wienerberger AG	20,850	169,213

		297,283

Energy 0.1%
Schoeller-Bleckmann Oilfield Equipment AG	1,912	198,119

Materials 0.0%
Mayr Melnhof Karton AG	790	83,575

Real Estate 0.3%
Atrium European Real Estate Ltd.	32,285	185,259
CA Immobilien Anlagen AG *	15,000	205,040
Conwert Immobilien Invest SE	15,000	185,140
S IMMO AG	7,500	48,480

		623,919

Transportation 0.1%
Oesterreichische Post AG	5,364	215,781

		1,418,677

Belgium 1.1%

Consumer Durables & Apparel 0.0%
Van de Velde N.V.	975	44,383

Diversified Financials 0.4%
Ackermans & van Haaren N.V.	4,322	350,650
RHJ International *	24,686	131,316
Sofina S.A.	3,034	259,845

		741,811

Materials 0.2%
Nyrstar *	31,095	169,655
Tessenderlo Chemie N.V.	5,281	159,554

		329,209

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
ThromboGenics N.V. *	3,000	144,406

Real Estate 0.2%
Befimmo S.C.A. Sicafi (c)	2,721	169,869
Cofinimmo	1,950	220,647

		390,516

Retailing 0.1%
D’Ieteren S.A. N.V.	5,250	250,320

Semiconductors & Semiconductor Equipment 0.0%
Melexis N.V.	3,750	59,356

Technology Hardware & Equipment 0.1%
Barco N.V.	1,275	89,712
EVS Broadcast Equipment S.A.	3,164	179,007

		268,719

		2,228,720

Canada 21.1%

Automobiles & Components 0.1%
Linamar Corp.	8,300	180,313

Banks 0.5%
Canadian Western Bank	8,300	243,147
Genworth MI Canada, Inc.	8,300	172,543
Home Capital Group, Inc.	8,300	453,707
Laurentian Bank of Canada	1,600	72,498

		941,895

Capital Goods 0.7%
Aecon Group, Inc.	8,300	88,736
ATS Automation Tooling Systems, Inc. *	16,600	142,045
CAE, Inc.	37,500	372,980
Russel Metals, Inc.	8,300	230,446
Superior Plus Corp.	15,000	151,004
Toromont Industries Ltd.	15,000	294,307
Westport Innovations, Inc. *(c)	7,500	200,836

		1,480,354

Commercial & Professional Services 0.5%
Progressive Waste Solutions Ltd.	16,200	335,954
Ritchie Bros. Auctioneers, Inc. (c)	16,600	379,677
Stantec, Inc.	8,300	311,328

2

 Schwab International Small-Cap Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Transcontinental, Inc., Class A	7,500	72,256

		1,099,215

Consumer Durables & Apparel 0.4%
Dorel Industries, Inc., Class B	7,500	278,150
Gildan Activewear, Inc.	15,000	525,192

		803,342

Diversified Financials 0.7%
AGF Management Ltd., Class B	8,300	73,780
Canaccord Financial, Inc.	8,300	42,864
Dundee Corp., Class A *	8,300	215,072
GMP Capital, Inc.	7,500	38,129
Onex Corp.	17,900	733,407
TMX Group Ltd.	4,000	198,520

		1,301,772

Energy 5.9%
Advantage Oil & Gas Ltd. *	24,900	82,720
AltaGas Ltd.	15,000	521,568
Athabasca Oil Corp. *	62,800	703,011
Bankers Petroleum Ltd. *	39,500	104,581
Baytex Energy Corp. (c)	15,000	665,928
Birchcliff Energy Ltd. *	15,000	118,387
BlackPearl Resources, Inc. *	45,000	142,246
Bonavista Energy Corp. (c)	22,500	373,282
Bonterra Energy Corp.	1,100	48,746
Calfrac Well Services Ltd.	8,300	193,849
Celtic Exploration Ltd. *	17,700	465,597
Crew Energy, Inc. *	8,300	56,484
Denison Mines Corp. *	75,000	83,052
Enerflex Ltd.	8,300	92,580
Enerplus Corp.	22,500	300,800
Ensign Energy Services, Inc.	22,500	326,396
Gibson Energy, Inc.	11,000	253,143
Keyera Corp.	7,500	359,315
Legacy Oil & Gas, Inc. *	16,200	113,833
Mullen Group Ltd.	8,300	177,974
Nuvista Energy Ltd. *	16,600	92,078
Paramount Resources Ltd., A Shares *	8,300	288,267
Pason Systems, Inc.	8,300	139,287
Pembina Pipeline Corp.	37,560	1,063,636
Pengrowth Energy Corp. (c)	52,504	273,263
PetroBakken Energy Ltd., A Shares (c)	7,900	85,335
Petrobank Energy & Resources Ltd. *	10,700	132,599
Petrominerales Ltd.	15,000	115,216
Peyto Exploration & Development Corp.	15,000	375,698
Precision Drilling Corp. *	37,500	280,868
Progress Energy Resources Corp.	37,500	761,816
Savanna Energy Services Corp.	16,600	111,463
ShawCor Ltd., Class A	8,300	383,437
SouthGobi Resources Ltd. *	15,000	29,597
Tourmaline Oil Corp. *	22,500	747,924
Trican Well Service Ltd.	24,300	300,402
Trilogy Energy Corp.	9,100	262,369
Trinidad Drilling Ltd.	22,500	152,665
Uranium One, Inc. *	82,500	158,630
Veresen, Inc.	22,500	287,210
Vermilion Energy, Inc.	10,700	544,398

		11,769,650

Food & Staples Retailing 0.8%
Empire Co., Ltd., A Shares	7,500	435,194
Metro, Inc.	15,000	923,542
The Jean Coutu Group, Inc., A Shares	16,600	242,478

		1,601,214

Food, Beverage & Tobacco 0.5%
Cott Corp. *	16,600	142,379
Maple Leaf Foods, Inc.	16,600	183,822
Viterra, Inc.	49,200	770,182

		1,096,383

Health Care Equipment & Services 0.7%
Catamaran Corp. *	24,700	1,212,435
Extendicare, Inc. (c)	16,600	123,829

		1,336,264

Insurance 0.1%
Industrial Alliance Insurance & Financial Services, Inc.	8,300	242,228

Materials 4.8%
Alacer Gold Corp. *	37,500	170,635
Alamos Gold, Inc.	17,200	323,793
AuRico Gold, Inc. *	41,327	326,589
Aurizon Mines Ltd. *	24,900	90,741
B2Gold Corp. *(c)	30,000	104,495
Banro Corp. *	15,000	49,982
Canfor Corp. *	16,600	246,489
Capstone Mining Corp. *	33,200	74,532
CCL Industries, Inc., Class B	8,300	304,143
Centerra Gold, Inc.	22,500	201,817
CGA Mining Ltd. *	37,500	94,000
China Gold International Resources Corp. Ltd. *	24,300	96,628
Detour Gold Corp. *	15,000	371,470
Dundee Precious Metals, Inc. *	16,200	136,828
Endeavour Silver Corp. *	7,500	65,234
First Majestic Silver Corp. *	15,000	345,649
Franco-Nevada Corp.	18,000	1,018,735
Harry Winston Diamond Corp. *	8,300	118,315
HudBay Minerals, Inc.	26,000	251,533
Imperial Metals Corp. *	16,200	205,813
Inmet Mining Corp.	9,000	613,832
Katanga Mining Ltd. *	75,000	48,321
Kirkland Lake Gold, Inc. *	7,900	68,713
Lake Shore Gold Corp. *	37,500	26,048
Lundin Mining Corp. *	67,500	345,875
Major Drilling Group International, Inc.	15,800	146,333
Methanex Corp.	16,600	502,336
Nevsun Resources Ltd.	22,500	91,282
New Gold, Inc. *	60,000	637,238
NovaGold Resources, Inc. *	37,500	167,237
OceanaGold Corp. *(c)	31,600	105,932
Pan American Silver Corp.	22,660	438,897
Pretium Resources, Inc. *	7,500	101,550
Rubicon Minerals Corp. *	37,500	111,366
Seabridge Gold, Inc. *	7,500	114,084
SEMAFO, Inc.	39,900	139,380
Sherritt International Corp.	34,500	176,781
Silver Standard Resources, Inc. *	8,300	112,215
Silvercorp Metals, Inc.	24,300	134,055
Sino-Forest Corp. *(a)(b)	17,700	—
Tahoe Resources, Inc. *	15,000	267,126

 3

 Schwab International Small-Cap Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Taseko Mines Ltd. *	24,900	69,685
West Fraser Timber Co., Ltd.	7,500	526,023

		9,541,730

Media 1.0%
Aimia, Inc.	30,000	445,462
Astral Media, Inc., A Shares	8,300	382,267
Cineplex, Inc.	7,500	235,944
Cogeco Cable, Inc.	7,500	283,812
Corus Entertainment, Inc.	7,500	172,598
Imax Corp. *	7,900	171,464
Quebecor, Inc., Class B	7,900	301,017
Torstar Corp.	7,900	54,875

		2,047,439

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Nordion, Inc.	16,600	110,293

Real Estate 2.3%
Allied Properties Real Estate Investment Trust	8,300	261,529
Artis Real Estate Investment Trust	15,000	236,321
Boardwalk Real Estate Investment Trust	8,300	538,600
Calloway Real Estate Investment Trust	15,000	427,342
Canadian Apartment Properties Real Estate Investment Trust	8,300	200,032
Canadian Real Estate Investment Trust	8,300	347,341
Chartwell Seniors Housing Real Estate Investment Trust	30,000	311,371
Cominar Real Estate Investment Trust	15,000	331,454
Dundee Real Estate Investment Trust	10,700	389,933
First Capital Realty, Inc.	16,600	308,320
FirstService Corp. *	2,500	72,029
H&R Real Estate Investment Trust	24,300	568,757
InnVest Real Estate Investment Trust	22,500	98,077
Morguard Real Estate Investment Trust	8,300	151,069
Primaris Retail Real Estate Investment Trust	10,900	251,720

		4,493,895

Retailing 0.4%
Dollarama, Inc.	8,100	517,386
Reitmans (Canada) Ltd., Class A	7,900	93,844
RONA, Inc.	15,000	160,668

		771,898

Software & Services 0.4%
MacDonald, Dettwiler & Associates Ltd.	7,500	396,160
Open Text Corp. *	7,500	430,890

		827,050

Technology Hardware & Equipment 0.1%
Celestica, Inc. *	17,200	127,266

Telecommunication Services 0.1%
Manitoba Telecom Services, Inc.	7,500	253,234

Transportation 0.1%
TransForce, Inc.	8,300	151,988

Utilities 0.9%
ATCO Ltd., Class I	7,500	574,949
Atlantic Power Corp.	15,000	176,222
Capital Power Corp.	7,500	164,821
Emera, Inc.	16,200	556,444
Innergex Renewable Energy, Inc.	7,500	79,655
Just Energy Group, Inc. (c)	7,500	66,215
Northland Power, Inc.	7,500	141,793

		1,760,099

		41,937,522

China 0.0%

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Sihuan Pharmaceutical Holdings Group Ltd. (c)	150,000	61,742

Denmark 1.0%

Banks 0.2%
Jyske Bank A/S *	9,903	283,150
Sydbank A/S *	12,862	231,192

		514,342

Capital Goods 0.1%
NKT Holding A/S	3,429	114,065

Consumer Durables & Apparel 0.1%
Bang & Olufsen A/S *	3,750	42,496
Pandora A/S (c)	5,925	127,367

		169,863

Health Care Equipment & Services 0.2%
GN Store Nord A/S	28,125	397,422

Insurance 0.2%
Topdanmark A/S *	1,875	391,292

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Alk-Abello A/S	2,004	131,019
Genmab A/S *	4,500	59,822

		190,841

Software & Services 0.1%
SimCorp A/S	790	175,608

		1,953,433

Finland 2.0%

Capital Goods 0.6%
Cargotec Oyj, B Shares	6,225	156,743
Cramo Oyj	3,825	39,400
Konecranes Oyj (c)	7,071	229,178
Outotec Oyj	6,000	316,514
Ramirent Oyj	14,852	106,820
Uponor Oyj	7,500	94,424
YIT Oyj	16,437	305,064

		1,248,143

Commercial & Professional Services 0.1%
Lassila & Tikanoja Oyj *	7,502	112,304

Consumer Durables & Apparel 0.1%
Amer Sports Oyj	17,949	269,862

Diversified Financials 0.2%
Pohjola Bank plc, A Shares	24,338	339,964

4

 Schwab International Small-Cap Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Materials 0.4%
Huhtamaki Oyj	17,336	281,840
Kemira Oyj	15,000	217,135
Metsa Board Oyj *	46,012	131,057
Tikkurila Oyj	7,500	139,294

		769,326

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Orion Oyj, Class B	9,432	252,583

Real Estate 0.2%
Citycon Oyj	41,342	139,263
Sponda Oyj	42,652	196,930

		336,193

Retailing 0.0%
Stockmann Oyj Abp, B Shares	3,750	68,281

Software & Services 0.1%
Tieto Oyj	12,269	235,526

Telecommunication Services 0.2%
Elisa Oyj	18,150	385,484

Transportation 0.0%
Finnair Oyj *	15,000	43,310

		4,060,976

France 3.0%

Capital Goods 0.2%
Mersen	2,625	67,462
Nexans S.A.	4,587	213,518
Saft Groupe S.A.	3,858	88,713

		369,693

Commercial & Professional Services 0.2%
Teleperformance	9,785	340,558

Consumer Durables & Apparel 0.1%
Beneteau	7,585	78,822
Nexity	4,753	148,949

		227,771

Energy 0.3%
Bourbon S.A.	8,775	254,277
Etablissements Maurel et Prom	15,467	251,354
Maurel & Prom Nigeria *	18,844	49,752

		555,383

Food & Staples Retailing 0.1%
Rallye S.A.	4,504	134,702

Food, Beverage & Tobacco 0.2%
Remy Cointreau S.A.	3,609	404,330

Health Care Equipment & Services 0.2%
Medica S.A.	10,597	197,502
Orpea	5,250	225,295

		422,797

Materials 0.1%
S.A. des Ciments Vicat	3,000	162,471

Media 0.5%
Havas S.A.	78,603	416,285
Ipsos	4,919	169,602
Metropole Television S.A.	13,858	203,127
Societe d’Edition de Canal +	20,265	125,247
Technicolor S.A. *	18,750	46,504

		960,765

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Virbac S.A.	1,106	204,118

Real Estate 0.1%
Mercialys	4,630	98,456
Societe Immobiliere de Location pour l’Industrie et le Commerce	1,912	214,507

		312,963

Retailing 0.2%
CFAO *	7,350	356,566

Semiconductors & Semiconductor Equipment 0.0%
Silicon-On-Insulator Technologies *(c)	22,500	68,184

Software & Services 0.3%
Alten	5,814	192,105
Altran Technologies S.A. *	26,789	178,982
Groupe Steria SCA	4,836	75,885
UbiSoft Entertainment S.A. *	20,279	203,403

		650,375

Technology Hardware & Equipment 0.2%
Ingenico	4,875	259,514
Neopost S.A.	4,211	220,031

		479,545

Utilities 0.2%
Rubis	5,278	329,087

		5,979,308

Germany 4.1%

Automobiles & Components 0.2%
ElringKlinger AG	7,500	240,449
Leoni AG	7,500	260,201

		500,650

Banks 0.1%
Aareal Bank AG *	5,625	122,285

Capital Goods 1.1%
BayWa AG	2,250	99,013
Deutz AG *	23,668	96,657
Gildemeister AG	11,125	214,144
Krones AG	3,192	182,397
KUKA AG *	5,382	182,836
MTU Aero Engines Holding AG	5,530	491,883
Pfeiffer Vacuum Technology AG	1,838	208,810
Rational AG	711	191,002
Rheinmetall AG	2,004	92,775
SGL Carbon SE (c)	5,625	226,060
Vossloh AG	1,350	129,649

		2,115,226

Consumer Durables & Apparel 0.1%
Gerry Weber International AG	4,088	193,454

Health Care Equipment & Services 0.1%
Rhoen Klinikum AG	6,225	127,556

Materials 0.7%
Aurubis AG	7,206	457,922
Fuchs Petrolub AG	6,953	443,743

 5

 Schwab International Small-Cap Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Symrise AG	15,184	528,761

		1,430,426

Media 0.2%
Sky Deutschland AG *	75,825	376,523

Pharmaceuticals, Biotechnology & Life Sciences 0.3%
MorphoSys AG *	6,690	234,318
Stada Arzneimittel AG	10,227	303,800

		538,118

Real Estate 0.5%
Alstria Office REIT-AG	10,083	123,835
Deutsche Euroshop AG	7,071	289,599
Deutsche Wohnen AG	15,913	307,756
DIC Asset AG	7,500	68,916
GAGFAH S.A. *	14,852	167,088
IVG Immobilien AG *	22,500	54,869

		1,012,063

Retailing 0.1%
Douglas Holding AG	5,307	261,320

Semiconductors & Semiconductor Equipment 0.2%
Aixtron SE (c)	14,940	186,829
Dialog Semiconductor plc *	10,102	205,554

		392,383

Software & Services 0.2%
Bechtle AG	1,125	41,774
Wirecard AG	13,609	334,350

		376,124

Technology Hardware & Equipment 0.1%
Wincor Nixdorf AG	4,782	201,480

Telecommunication Services 0.2%
Freenet AG	23,037	429,055

		8,076,663

Greece 0.3%

Banks 0.1%
Bank of Cyprus plc *	243,519	82,347
Piraeus Bank S.A. *	138,078	62,675

		145,022

Capital Goods 0.0%
Ellaktor S.A. *	16,000	36,001
Metka S.A.	3,200	32,879

		68,880

Consumer Services 0.0%
Intralot S.A. Integrated Lottery Systems & Services	19,200	38,456

Energy 0.1%
Motor Oil (Hellas) Corinth Refineries S.A.	11,800	116,791

Materials 0.1%
Titan Cement Co. S.A. *	8,550	133,553

Retailing 0.0%
JUMBO S.A. *	15,000	99,301

		602,003

Hong Kong 4.3%

Automobiles & Components 0.1%
Minth Group Ltd.	166,000	179,493

Capital Goods 0.2%
China Liansu Group Holdings Ltd. (c)	75,000	44,516
China Singyes Solar Technologies Holdings Ltd.	145,800	100,272
Haitian International Holdings Ltd. (c)	79,000	95,717
Lonking Holdings Ltd. (c)	150,000	34,258
Singamas Container Holdings Ltd.	300,000	72,773

		347,536

Consumer Durables & Apparel 0.5%
Daphne International Holdings Ltd. (c)	167,000	219,792
Haier Electronics Group Co., Ltd. *	79,000	108,459
Samsonite International S.A.	90,000	193,005
Skyworth Digital Holdings Ltd.	372,000	198,239
Stella International Holdings Ltd.	83,000	213,764
Trinity Ltd.	184,000	127,018
YGM Trading Ltd.	16,000	38,193

		1,098,470

Consumer Services 0.1%
Ajisen China Holdings Ltd. (c)	87,000	76,335
Regal Hotels International Holdings Ltd.	64,000	28,903

		105,238

Diversified Financials 0.0%
Value Partners Group Ltd. (c)	150,000	82,645

Energy 0.1%
Sino Oil & Gas Holdings Ltd. *(c)	4,875,000	116,999
United Energy Group Ltd. *(c)	600,000	106,838

		223,837

Food, Beverage & Tobacco 0.2%
C.P. Pokphand Co., Ltd. (c)	1,452,000	176,112
Global Bio-Chem Technology Group Co., Ltd. (c)	300,000	34,839
Pacific Andes Resources Development Ltd.	300,000	32,939
Uni-President China Holdings Ltd.	150,000	196,644

		440,534

Household & Personal Products 0.1%
Vinda International Holdings Ltd. (c)	75,000	104,516

Materials 0.6%
China Lumena New Materials Corp. (c)	300,000	60,387
China Precious Metal Resources Holdings Co., Ltd. *(c)	300,000	57,290
China Shanshui Cement Group Ltd.	332,000	226,615
China Vanadium Titano - Magnetite Mining Co., Ltd. (c)	225,000	49,355
Dongyue Group (c)	225,000	125,419
Fufeng Group Ltd.	166,000	62,544
G-Resources Group Ltd. *	4,773,000	224,791
North Mining Shares Co., Ltd. *	1,500,000	94,838
West China Cement Ltd. (c)	750,000	133,548
Yingde Gases (c)	112,500	111,628

		1,146,415

6

 Schwab International Small-Cap Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Media 0.1%
Phoenix Satellite Television Holdings Ltd.	150,000	46,838
VODone Ltd.	813,999	75,623

		122,461

Pharmaceuticals, Biotechnology & Life Sciences 0.3%
China Medical System Holdings Ltd. (c)	332,600	226,596
China Shineway Pharmaceutical Group Ltd. (c)	75,000	112,838
Sino Biopharmaceutical Ltd.	600,000	288,772

		628,206

Real Estate 0.3%
C C Land Holdings Ltd.	300,000	103,741
Glorious Property Holdings Ltd. *(c)	450,000	76,064
K Wah International Holdings Ltd.	150,000	74,129
Kaisa Group Holdings Ltd. *	300,000	83,612
Lai Sun Development Co., Ltd. *	2,850,000	91,567
Yuexiu Real Estate Investment Trust	300,000	143,999

		573,112

Retailing 0.7%
China ZhengTong Auto Services Holdings Ltd. *(c)	112,500	73,306
Chow Sang Sang Holdings International Ltd. (c)	26,000	63,339
Emperor Watch & Jewellery Ltd. (c)	940,000	112,799
Giordano International Ltd. (c)	150,000	137,419
Hengdeli Holdings Ltd. (c)	332,000	118,234
Intime Department Store Group Co., Ltd.	112,500	128,612
Luk Fook Holdings International Ltd. (c)	91,000	272,998
New World Department Store China Ltd. (c)	150,000	90,774
PCD Stores Group Ltd.	600,000	67,354
SA SA International Holdings Ltd. (c)	300,000	245,418
Silver Base Group Holdings Ltd. (c)	229,800	72,053

		1,382,306

Semiconductors & Semiconductor Equipment 0.1%
Apollo Solar Energy Technology Holdings Ltd. *	3,000,000	104,515

Software & Services 0.1%
Chinasoft International Ltd. *	200,000	51,354
Kingdee International Software Group Co., Ltd. *(c)	300,000	62,709
Kingsoft Corp., Ltd.	150,000	92,903

		206,966

Technology Hardware & Equipment 0.3%
Anxin-China Holdings Ltd.	600,000	122,322
China Wireless Technologies Ltd.	600,000	179,612
Digital China Holdings Ltd.	150,000	250,837
Ju Teng International Holdings Ltd.	150,000	60,967
Tech Pro Technology Development Ltd. *	150,000	55,355

		669,093

Telecommunication Services 0.1%
SmarTone Telecommunications Holding Ltd.	75,000	139,741

Transportation 0.1%
Pacific Basin Shipping Ltd.	498,000	263,456

Utilities 0.3%
China Gas Holdings Ltd.	648,000	468,229
China Water Affairs Group Ltd. (c)	300,000	76,645
Towngas China Co., Ltd.	158,000	132,107

		676,981

		8,495,521

Ireland 1.3%

Banks 0.3%
The Governor & Co. of the Bank of Ireland *	3,825,000	557,177

Capital Goods 0.4%
DCC plc	11,265	339,909
Grafton Group plc	49,875	241,307
Kingspan Group plc	25,500	269,966

		851,182

Consumer Services 0.1%
Paddy Power plc	3,000	226,343

Food, Beverage & Tobacco 0.2%
C&C Group plc	60,000	319,557
Glanbia plc	11,250	115,591

		435,148

Health Care Equipment & Services 0.1%
United Drug plc	49,044	203,575

Materials 0.2%
Smurfit Kappa Group plc	29,792	349,115

		2,622,540

Israel 0.2%

Health Care Equipment & Services 0.0%
Given Imaging Ltd. *	4,500	83,704

Semiconductors & Semiconductor Equipment 0.1%
Nova Measuring Instruments Ltd. *	7,500	59,471
Tower Semiconductor Ltd. *	4,992	42,898

		102,369

Software & Services 0.1%
Allot Communications Ltd. *	3,750	82,211
Retalix Ltd. *	3,750	110,598

		192,809

Technology Hardware & Equipment 0.0%
Ceragon Networks Ltd. *	7,500	39,516

		418,398

Italy 2.0%

Automobiles & Components 0.0%
Piaggio & C S.p.A.	26,250	65,004

Banks 0.4%
Banca Piccolo Credito Valtellinese Scarl	33,750	49,031
Banca Popolare dell’Emilia Romagna Scrl	40,480	250,501
Banca Popolare di Milano Scarl *	521,250	275,311

 7

 Schwab International Small-Cap Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Banca Popolare di Sondrio Scrl	39,375	223,280
Credito Emiliano S.p.A.	17,154	83,218

		881,341

Capital Goods 0.3%
C.I.R. S.p.A - Compagnie Industriali Riunite	80,117	87,320
Danieli & C Officine Meccaniche S.p.A.	11,208	180,756
Impregilo S.p.A.	60,000	247,530

		515,606

Consumer Durables & Apparel 0.2%
De’Longhi S.p.A.	3,750	49,504
Tod’s S.p.A.	2,307	281,295

		330,799

Diversified Financials 0.3%
Azimut Holding S.p.A.	26,524	346,006
Banca Generali S.p.A.	11,125	180,141

		526,147

Energy 0.1%
ERG S.p.A.	17,936	125,502

Health Care Equipment & Services 0.2%
DiaSorin S.p.A.	5,250	194,056
Sorin S.p.A. *	106,275	227,789

		421,845

Insurance 0.1%
Fondiaria-Sai S.p.A. *	92,499	114,349
Societa Cattolica di Assicurazioni Scrl *	10,391	157,715

		272,064

Media 0.0%
Arnoldo Mondadori Editore S.p.A. *	15,000	21,928
Gruppo Editoriale L’Espresso S.p.A.	37,500	39,115
RCS MediaGroup S.p.A. *(c)	22,500	37,194

		98,237

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Recordati S.p.A. (c)	17,668	147,870

Real Estate 0.0%
Beni Stabili S.p.A.	120,116	68,738

Retailing 0.0%
Yoox S.p.A. *(c)	4,501	69,604

Transportation 0.1%
Ansaldo STS S.p.A.	27,124	240,416

Utilities 0.2%
ACEA S.p.A.	14,935	78,203
Hera S.p.A.	104,372	163,982
IREN S.p.A.	108,876	61,555

		303,740

		4,066,913

Japan 13.3%

Automobiles & Components 0.8%
Akebono Brake Industry Co., Ltd. (c)	15,000	66,206
Daido Metal Co., Ltd.	7,000	53,304
Keihin Corp.	7,500	99,673
Musashi Seimitsu Industry Co., Ltd.	7,500	156,057
Nifco, Inc.	7,500	169,152
Nissin Kogyo Co., Ltd. (c)	15,000	223,718
Press Kogyo Co., Ltd.	32,000	136,195
Showa Corp.	7,500	75,118
Toyo Tire & Rubber Co., Ltd.	20,000	55,535
TPR Co., Ltd.	7,500	93,943
TS Tech Co., Ltd.	15,000	266,097
Unipres Corp.	7,500	179,247

		1,574,245

Banks 0.6%
FIDEA Holdings Co., Ltd.	27,200	56,069
Kiyo Holdings, Inc.	150,000	207,348
The Bank of Okinawa Ltd.	3,200	121,256
The Fukui Bank Ltd.	83,000	161,028
The Miyazaki Bank Ltd.	31,000	77,810
The Oita Bank Ltd.	79,000	275,882
The Toho Bank Ltd.	23,000	73,906
The Tokyo Tomin Bank Ltd.	7,500	63,296
The Tsukuba Bank Ltd.	20,400	67,035
The Yachiyo Bank Ltd.	2,200	43,216
TOMONY Holdings, Inc.	15,000	63,842

		1,210,688

Capital Goods 3.2%
Aica Kogyo Co., Ltd.	15,000	257,548
Aida Engineering Ltd.	7,500	53,565
Asahi Diamond Industrial Co., Ltd.	7,900	72,898
Central Glass Co., Ltd.	75,000	220,989
Daifuku Co., Ltd.	41,500	258,148
Denyo Co., Ltd.	7,500	82,848
Futaba Corp.	16,600	178,741
Hanwa Co., Ltd.	83,000	273,748
Hitachi Zosen Corp.	197,500	253,850
Inaba Denki Sangyo Co., Ltd.	8,300	235,403
Iseki & Co., Ltd.	79,000	196,374
Iwatani Corp.	75,000	280,102
Kitz Corp.	7,500	34,649
Kyowa Exeo Corp.	24,900	251,506
Maeda Corp.	32,000	143,179
Meidensha Corp.	83,000	263,684
Mirait Holdings Corp.	15,000	117,497
Miura Co., Ltd.	7,900	194,075
Nachi-Fujikoshi Corp.	26,000	89,536
Nichias Corp.	19,000	90,772
Nippo Corp.	8,000	91,961
Nitto Boseki Co., Ltd.	75,000	254,638
Noritz Corp.	15,000	258,276
Oiles Corp. (c)	7,500	148,690
Okumura Corp.	83,000	275,761
OSG Corp.	24,900	337,254
Penta-Ocean Construction Co., Ltd. (c)	37,500	94,125
Sanwa Holdings Corp.	75,000	302,837
SHO-BOND Holdings Co., Ltd.	8,300	250,500
Sintokogio Ltd.	21,000	142,852
Taikisha Ltd.	7,500	145,417
Takasago Thermal Engineering Co., Ltd.	15,000	110,768
TOKAI Holdings Corp. (c)	7,500	28,647
Toyo Construction Co., Ltd.	15,000	46,017
Toyo Tanso Co., Ltd.	7,500	142,325

8

 Schwab International Small-Cap Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Tsubakimoto Chain Co.	24,000	129,793

		6,308,973

Commercial & Professional Services 0.4%
Daiseki Co., Ltd.	8,300	110,707
Duskin Co., Ltd.	16,600	312,797
Meitec Corp.	8,600	190,416
Mitsubishi Pencil Co., Ltd.	7,500	130,411

		744,331

Consumer Durables & Apparel 0.6%
JVC Kenwood Corp.	22,500	79,120
Mizuno Corp.	39,000	183,485
Pioneer Corp. *	76,300	178,561
Sangetsu Co., Ltd.	8,300	214,268
Seiko Holdings Corp. *	18,000	41,251
Tamron Co., Ltd.	7,500	223,172
Token Corp.	750	34,149
Tomy Co., Ltd.	33,200	181,559

		1,135,565

Consumer Services 0.6%
Accordia Golf Co., Ltd. (c)	450	418,516
Colowide Co., Ltd. (c)	8,000	68,582
Doutor Nichires Holdings Co., Ltd.	22,500	284,831
HIS Co., Ltd.	1,600	49,279
Saizeriya Co., Ltd.	17,700	248,319
Zensho Holdings Co., Ltd. (c)	7,500	89,123

		1,158,650

Diversified Financials 0.5%
Aiful Corp. *(c)	65,700	282,015
Fuyo General Lease Co., Ltd.	7,500	210,713
IBJ Leasing Co., Ltd. (c)	7,500	190,251
Jaccs Co., Ltd.	14,000	54,153
Japan Securities Finance Co., Ltd.	15,000	70,935
kabu.com Securities Co., Ltd.	15,000	50,564
Orient Corp. *	75,000	151,873

		1,010,504

Energy 0.1%
Itochu Enex Co., Ltd.	7,500	37,741
Modec, Inc.	3,200	63,092
Shinko Plantech Co., Ltd.	7,500	59,476

		160,309

Food & Staples Retailing 0.4%
Ain Pharmaciez, Inc.	1,400	79,617
Arcs Co., Ltd.	7,500	154,784
Cocokara fine, Inc.	7,500	234,449
Izumiya Co., Ltd.	10,000	49,351
Ministop Co., Ltd.	2,600	44,326
Okuwa Co., Ltd.	4,000	52,625
Valor Co., Ltd.	7,500	116,042

		731,194

Food, Beverage & Tobacco 0.8%
Calbee, Inc. (c)	500	40,803
Fuji Oil Co., Ltd.	22,500	322,481
Fujiya Co., Ltd. *(c)	75,000	178,246
Hokuto Corp.	7,500	149,782
Megmilk Snow Brand Co., Ltd.	7,500	122,408
Morinaga Milk Industry Co., Ltd.	83,000	268,716
Nippon Suisan Kaisha Ltd.	22,500	39,832
The Nisshin Oillio Group Ltd.	75,000	269,189
Yonekyu Corp.	22,500	190,433

		1,581,890

Health Care Equipment & Services 0.5%
Nagaileben Co., Ltd.	7,500	104,129
Nihon Kohden Corp.	7,500	245,998
Nikkiso Co., Ltd.	5,000	52,868
Ship Healthcare Holdings, Inc.	7,500	233,357
Toho Holdings Co., Ltd.	15,000	286,650

		923,002

Household & Personal Products 0.3%
Aderans Co., Ltd. *	9,200	128,401
Dr Ci:Labo Co., Ltd.	20	68,049
Fancl Corp.	15,800	165,338
Mandom Corp.	8,300	221,313

		583,101

Materials 1.4%
Adeka Corp.	24,900	198,971
Asahi Holdings, Inc.	7,500	126,864
Daio Paper Corp.	10,000	63,174
Earth Chemical Co., Ltd.	7,500	271,644
FP Corp.	1,900	131,781
Hokuetsu Kishu Paper Co., Ltd.	13,500	72,517
Kureha Corp.	32,000	110,198
Kyoei Steel Ltd.	7,500	122,408
Nippon Light Metal Holdings Co., Ltd. *	168,200	150,925
Nippon Soda Co., Ltd.	13,000	56,906
NOF Corp.	32,000	145,119
Okabe Co., Ltd.	7,500	47,927
Sanyo Special Steel Co., Ltd.	30,000	87,668
Sumitomo Light Metal Industries Ltd.	75,000	61,841
Toagosei Co., Ltd.	83,000	355,269
Tokyo Ohka Kogyo Co., Ltd.	7,500	151,055
Toyo Ink SC Holdings Co., Ltd.	83,000	344,198
Yodogawa Steel Works Ltd.	75,000	242,816

		2,741,281

Media 0.3%
Avex Group Holdings, Inc.	7,500	161,422
Kadokawa Group Holdings, Inc. (c)	7,500	222,172
Shochiku Co., Ltd. (c)	20,000	200,073

		583,667

Pharmaceuticals, Biotechnology & Life Sciences 0.3%
Kaken Pharmaceutical Co., Ltd.	3,000	46,962
KYORIN Holdings, Inc.	8,100	172,274
Nichi-iko Pharmaceutical Co., Ltd.	8,300	164,047
Seikagaku Corp.	17,000	183,667

		566,950

Real Estate 0.3%
Daibiru Corp.	7,500	60,658
Daikyo, Inc.	25,000	60,022
Goldcrest Co., Ltd. (c)	2,250	32,030
Heiwa Real Estate Co., Ltd.	7,500	88,396
Kenedix, Inc. *	387	65,744
Leopalace21 Corp. *(c)	45,000	141,324
TOC Co., Ltd.	15,000	80,029

		528,203

Retailing 0.6%
AOKI Holdings, Inc.	2,600	60,027

 9

 Schwab International Small-Cap Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Arc Land Sakamoto Co., Ltd.	7,500	111,859
Bic Camera, Inc. (c)	75	36,922
DCM Holdings Co., Ltd.	15,000	96,581
EDION Corp.	15,000	58,567
Geo Holdings Corp.	75	79,938
Gulliver International Co., Ltd.	1,050	39,723
Honeys Co., Ltd. (c)	1,500	23,227
Joshin Denki Co., Ltd. (c)	10,000	103,068
Megane TOP Co., Ltd.	7,500	91,397
Nissen Holdings Co., Ltd.	8,600	33,265
Parco Co., Ltd.	7,500	75,391
The Daiei, Inc. *(c)	20,200	39,435
Tsutsumi Jewelry Co., Ltd.	7,500	179,520
Xebio Co., Ltd.	7,500	134,867
Yellow Hat Ltd.	7,500	111,222

		1,275,009

Semiconductors & Semiconductor Equipment 0.0%
Sanken Electric Co., Ltd.	18,000	69,407

Software & Services 0.4%
Fuji Soft, Inc.	7,500	151,237
GMO internet, Inc.	12,100	73,653
Ines Corp.	8,900	54,391
IT Holdings Corp.	7,500	91,761
Net One Systems Co., Ltd. (c)	15,000	145,507
Nihon Unisys Ltd.	15,000	107,494
SCSK Corp.	7,500	128,138
Transcosmos, Inc.	7,500	77,937

		830,118

Technology Hardware & Equipment 0.8%
Amano Corp.	7,900	70,312
Anritsu Corp.	12,000	154,092
Canon Electronics, Inc.	7,500	161,150
Daiwabo Holdings Co., Ltd.	75,000	153,692
Horiba Ltd.	8,300	236,510
Hosiden Corp.	30,000	177,883
Nichicon Corp.	26,500	192,797
Nippon Chemi-Con Corp. *	12,000	20,662
Oki Electric Industry Co., Ltd. *(c)	75,000	71,844
Riso Kagaku Corp.	2,600	49,056
Ryosan Co., Ltd.	8,300	134,559
Star Micronics Co., Ltd.	7,500	72,936
Wacom Co., Ltd.	75	213,714

		1,709,207

Telecommunication Services 0.1%
eAccess Ltd. (c)	375	276,464

Transportation 0.3%
Iino Kaiun Kaisha Ltd.	15,000	46,562
Japan Airport Terminal Co., Ltd.	9,200	103,635
Nippon Konpo Unyu Soko Co., Ltd.	7,500	92,125
Sankyu, Inc.	75,000	305,566
The Sumitomo Warehouse Co., Ltd.	32,000	138,911

		686,799

Utilities 0.0%
The Okinawa Electric Power Co., Inc.	1,100	32,759

		26,422,316

Netherlands 1.7%

Capital Goods 0.4%
Aalberts Industries N.V.	11,250	212,746
Arcadis N.V.	8,279	192,203
Koninklijke BAM Groep N.V.	33,346	128,982
Royal Imtech N.V.	11,326	253,366

		787,297

Consumer Durables & Apparel 0.0%
TomTom N.V. *(c)	9,000	43,345

Diversified Financials 0.0%
BinckBank N.V.	12,915	95,324

Food & Staples Retailing 0.1%
Sligro Food Group N.V.	5,447	136,693

Food, Beverage & Tobacco 0.3%
CSM N.V.	11,125	219,859
Nutreco N.V.	5,447	444,119

		663,978

Health Care Equipment & Services 0.1%
Mediq N.V.	8,250	138,899

Insurance 0.1%
Delta Lloyd N.V.	13,398	199,957

Materials 0.1%
Koninklijke Ten Cate N.V.	5,042	118,267

Real Estate 0.3%
Eurocommercial Properties N.V.	6,753	263,313
Nieuwe Steen Investments N.V.	8,925	71,400
VastNed Retail N.V.	3,526	153,123
Wereldhave N.V.	2,876	176,553

		664,389

Semiconductors & Semiconductor Equipment 0.1%
ASM International N.V.	7,800	273,399

Software & Services 0.1%
Unit 4 N.V.	5,594	153,223

Technology Hardware & Equipment 0.1%
TKH Group N.V.	7,848	173,521

		3,448,292

New Zealand 0.3%

Insurance 0.0%
TOWER Ltd.	33,750	53,455

Real Estate 0.1%
Goodman Property Trust	181,443	151,879
Precinct Properties New Zealand Ltd.	75,000	61,549

		213,428

Transportation 0.1%
Freightways Ltd.	22,500	80,321
Mainfreight Ltd. (c)	7,500	68,935

		149,256

Utilities 0.1%
Infratil Ltd.	127,220	242,737

		658,876

10

 Schwab International Small-Cap Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Norway 2.0%

Banks 0.1%
Sparebanken 1 SMN	22,973	144,001

Capital Goods 0.1%
Kongsberg Gruppen A.S.A.	8,250	167,522

Commercial & Professional Services 0.2%
Tomra Systems A.S.A.	36,631	301,407

Energy 0.9%
DNO International A.S.A. *	157,500	277,543
Dockwise Ltd. *	5,820	128,455
Fred. Olsen Energy A.S.A.	4,405	194,604
Frontline Ltd. *(c)	7,500	25,016
Norwegian Energy Co. A.S.A. *(c)	23,775	15,406
Petroleum Geo-Services A.S.A.	28,125	471,527
Prosafe SE	30,000	252,832
Songa Offshore SE *(c)	26,250	26,419
TGS Nopec Geophysical Co. A.S.A.	13,875	439,761

		1,831,563

Food, Beverage & Tobacco 0.2%
Austevoll Seafood A.S.A.	11,250	51,647
Cermaq A.S.A. *	9,375	126,634
Marine Harvest *	337,500	294,984

		473,265

Media 0.2%
Schibsted A.S.A.	10,846	449,088

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Algeta A.S.A. *	6,912	186,608

Real Estate 0.1%
Norwegian Property A.S.A.	88,528	128,178

Semiconductors & Semiconductor Equipment 0.0%
Nordic Semiconductor A.S.A. *	31,028	80,262
Renewable Energy Corp. A.S.A. *(c)	103,880	14,756

		95,018

Software & Services 0.1%
Atea A.S.A.	17,668	191,859
Opera Software A.S.A. (c)	7,500	42,377

		234,236

		4,010,886

Portugal 0.3%

Banks 0.0%
Banco BPI S.A. - Reg’d *	45,000	47,290

Capital Goods 0.1%
Sonae	167,451	127,187

Materials 0.1%
Altri SGPS S.A.	20,148	38,128
Portucel-Empresa Produtora de Pasta e Papel S.A.	28,018	77,326

		115,454

Media 0.1%
Zon Multimedia Servicos de Telecomunicacoes e Multimedia, SGPS, S.A.	67,689	231,976

		521,907

Republic of Korea 4.2%

Automobiles & Components 0.1%
Nexen Tire Corp.	6,130	96,237
Ssangyong Motor Co. *	20,300	101,608

		197,845

Banks 0.2%
Jeonbuk Bank	18,054	69,692
KB Financial Group, Inc. ADR	4,094	134,570
Shinhan Financial Group Co., Ltd. ADR	4,104	131,492

		335,754

Capital Goods 0.4%
Doosan Engineering & Construction Co., Ltd. *	14,500	31,334
Hanjin Heavy Industries & Construction Holdings Co., Ltd.	6,000	38,399
Hyundai Elevator Co., Ltd.	1,469	103,102
Kolon Global Corp.	7,200	21,742
LG International Corp.	4,863	203,214
LS Industrial Systems Co., Ltd.	2,126	143,324
S&T Dynamics Co., Ltd.	3,200	34,575
STX Engine Co., Ltd.	2,200	16,782
Sung Kwang Bend Co., Ltd.	3,300	76,340
Taihan Electric Wire Co., Ltd. *	2,574	13,407
TK Corp. *	3,300	65,217
Unison Co., Ltd. *	4,000	27,852

		775,288

Commercial & Professional Services 0.1%
KEPCO Plant Service & Engineer Co., Ltd.	1,420	78,157

Consumer Durables & Apparel 0.2%
Fila Korea Ltd.	1,500	83,668
LG Fashion Corp.	2,000	55,594
Youngone Corp.	4,000	128,550
Youngone Holdings Co., Ltd.	1,180	71,485

		339,297

Consumer Services 0.3%
Grand Korea Leisure Co., Ltd.	2,500	71,455
Hana Tour Service, Inc.	2,970	174,165
Hotel Shilla Co., Ltd.	7,420	330,966
Paradise Co., Ltd.	4,500	77,919

		654,505

Diversified Financials 0.3%
KIWOOM Securities Co., Ltd.	2,840	164,444
Macquarie Korea Infrastructure Fund	59,000	359,061
TONGYANG Securities, Inc.	27,220	96,779

		620,284

Food & Staples Retailing 0.0%
Dongsuh Cos., Inc.	1,600	26,449

Food, Beverage & Tobacco 0.3%
Binggrae Co., Ltd.	960	107,272
Daesang Corp.	14,040	369,525
Maeil Dairy Industry Co., Ltd.	2,000	62,613
Samyang Holdings Corp.	1,310	89,039

		628,449

 11

 Schwab International Small-Cap Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Health Care Equipment & Services 0.0%
Chabio & Diostech Co., Ltd. *	6,400	53,193

Insurance 0.3%
Korean Reinsurance Co.	17,750	170,476
LIG Insurance Co., Ltd.	7,100	161,297
Meritz Fire & Marine Insurance Co., Ltd.	19,082	230,848

		562,621

Materials 0.6%
Capro Corp.	4,950	50,970
Foosung Co., Ltd. *	20,000	93,272
Huchems Fine Chemical Corp.	4,000	93,826
Kolon Industries, Inc.	2,920	159,099
OCI Materials Co., Ltd.	1,706	53,172
Poongsan Corp.	5,250	163,873
Seah Besteel Corp.	5,890	141,695
SK Chemicals Co., Ltd.	5,070	279,989
Taekwang Industrial Co., Ltd.	70	60,378
Young Poong Corp.	100	97,890

		1,194,164

Media 0.1%
CJ CGV Co., Ltd.	2,000	60,212
CJ E&M Corp. *	1,500	38,994
KT Skylife Co., Ltd. *	2,500	71,570
SM Entertainment Co. *	1,728	73,885

		244,661

Pharmaceuticals, Biotechnology & Life Sciences 0.3%
Dong-A Pharmaceutical Co., Ltd.	3,000	297,825
Green Cross Corp.	400	53,932
Ilyang Pharmaceutical Co., Ltd. *	1,500	33,384
LG Life Sciences Ltd. *	1,920	80,499
Medipost Co., Ltd. *	701	51,660
RNL BIO Co., Ltd. *	10,000	31,629
Seegene, Inc. *	1,000	66,953

		615,882

Retailing 0.3%
CJ O Shopping Co., Ltd.	408	100,488
GS Home Shopping, Inc.	448	61,231
Hyundai Greenfood Co. Ltd.	7,400	122,325
Hyundai Home Shopping Network Corp.	1,000	112,204
Lotte Himart Co., Ltd.	2,000	136,492

		532,740

Semiconductors & Semiconductor Equipment 0.2%
GemVax & Kael Co., Ltd. *	3,295	111,218
Seoul Semiconductor Co., Ltd.	11,280	235,944
Silicon Works Co., Ltd.	1,920	46,632
Wonik IPS Co., Ltd. *	5,500	22,171

		415,965

Technology Hardware & Equipment 0.3%
3S Korea Co., Ltd. *	4,157	28,370
Daeduck Electronics Co., Ltd.	9,350	95,844
Daeduck GDS Co., Ltd.	3,200	53,193
LG Innotek Co., Ltd. *	2,750	217,136
Partron Co., Ltd.	3,200	56,148
SFA Engineering Corp.	3,616	144,927

		595,618

Telecommunication Services 0.1%
SK Broadband Co., Ltd. *	59,000	260,442

Transportation 0.0%
Asiana Airlines, Inc. *	12,280	68,383

Utilities 0.1%
Samchully Co., Ltd.	590	72,739

		8,272,436

Singapore 2.3%

Capital Goods 0.1%
Gallant Venture Ltd. *	375,000	81,425
STX OSV Holdings Ltd. (c)	75,000	85,112
Tat Hong Holdings Ltd.	75,000	86,034
Triyards holdings Ltd. *	15,200	8,905

		261,476

Consumer Durables & Apparel 0.0%
China Hongxing Sports Ltd. *(a)(b)	884,000	—

Energy 0.1%
Ezion Holdings Ltd. (c)	75,000	88,799
Ezra Holdings Ltd. *(c)	166,000	144,857
Swiber Holdings Ltd. *(c)	75,000	36,564

		270,220

Food, Beverage & Tobacco 0.2%
GMG Global Ltd.	1,425,000	141,280
Super Group Ltd.	75,000	202,794

		344,074

Health Care Equipment & Services 0.2%
Biosensors International Group Ltd. *	150,000	143,185
Raffles Medical Group Ltd.	75,000	151,788

		294,973

Materials 0.1%
LionGold Corp., Ltd. *(c)	237,000	206,813
Midas Holdings Ltd. (c)	150,000	46,704

		253,517

Real Estate 1.2%
Ascendas India Trust	75,000	46,090
Ascott Residence Trust	75,000	81,118
CDL Hospitality Trusts	166,000	261,830
Fortune Real Estate Investment Trust (c)	150,000	129,483
Frasers Centrepoint Trust	75,000	121,984
Lippo Malls Indonesia Retail Trust	225,000	86,648
Mapletree Commercial Trust	150,000	146,872
Mapletree Industrial Trust	150,000	168,995
Mapletree Logistics Trust	450,000	409,275
Parkway Life Real Estate Investment Trust (c)	75,000	131,509
Sabana Shari’ah Compliant Industrial Real Estate Investment Trust	75,000	68,212
Suntec Real Estate Investment Trust	486,000	645,106

		2,297,122

Software & Services 0.0%
CSE Global Ltd.	75,000	48,855

Transportation 0.2%
Goodpack Ltd.	88,000	139,162

12

 Schwab International Small-Cap Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
SATS Ltd.	150,000	349,051

		488,213

Utilities 0.2%
Cityspring Infrastructure Trust	150,000	54,693
Hyflux Ltd. (c)	225,000	237,822
Sound Global Ltd. (c)	150,000	61,453

		353,968

		4,612,418

Spain 1.4%

Capital Goods 0.3%
Abengoa S.A. *(c)	33,371	89,032
Construcciones y Auxiliar de Ferrocarriles S.A.	553	253,421
Gamesa Corporacion Tecnologica S.A. (c)	20,061	43,051
Obrascon Huarte Lain S.A.	10,670	276,646

		662,150

Commercial & Professional Services 0.1%
Prosegur, Compagnia de Seguridad S.A. - Reg’d	45,000	246,399

Consumer Services 0.1%
Melia Hotels International S.A.	15,281	114,477
NH Hoteles S.A. *	30,000	110,226

		224,703

Diversified Financials 0.1%
Bolsas y Mercados Espanoles (c)	7,500	162,559

Energy 0.1%
Tecnicas Reunidas S.A.	4,899	228,105

Food, Beverage & Tobacco 0.3%
Ebro Foods S.A.	15,018	275,211
Viscofan S.A.	4,405	215,416

		490,627

Insurance 0.1%
Grupo Catalana Occidente S.A.	9,536	149,822

Materials 0.1%
Ence Energia Y Celulosa S.A.	36,995	89,495
Tubacex S.A. *(c)	32,832	80,278

		169,773

Media 0.0%
Antena 3 de Television S.A.	14,040	61,537

Pharmaceuticals, Biotechnology & Life Sciences 0.2%
Almirall S.A.	8,925	82,648
Faes Farma S.A.	61,068	115,563
Zeltia S.A. *(c)	56,955	91,484

		289,695

		2,685,370

Sweden 2.4%

Capital Goods 0.4%
Lindab International AB	11,657	81,212
NCC AB, B Shares	11,714	227,289
Peab AB	31,674	143,988
Trelleborg AB, B Shares	36,540	432,694

		885,183

Commercial & Professional Services 0.1%
Intrum Justitia AB	3,750	52,657
Loomis AB, B Shares	12,941	183,658

		236,315

Consumer Durables & Apparel 0.1%
JM AB	10,166	174,047

Consumer Services 0.2%
Betsson AB *	5,341	146,385
Rezidor Hotel Group AB *	36,012	122,767
SkiStar AB	4,483	56,217

		325,369

Diversified Financials 0.2%
Avanza Bank Holding AB	6,508	127,547
Investment AB Oresund *	5,250	77,267
L E Lundbergforetagen AB, B Shares	6,685	225,788

		430,602

Food & Staples Retailing 0.2%
Axfood AB	6,525	241,452
Hakon Invest AB	6,415	111,755

		353,207

Food, Beverage & Tobacco 0.2%
AarhusKarlshamn AB	9,048	366,203

Materials 0.1%
Billerud AB (c)	12,010	127,158
Hoganas AB, B Shares	4,393	150,090

		277,248

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Meda AB, A Shares	26,862	276,337

Real Estate 0.7%
Castellum AB	26,706	363,770
Fabege AB	23,025	236,692
Hufvudstaden AB, A Shares	18,759	239,464
Kungsleden AB	27,170	134,244
Wallenstam AB, B Shares	15,000	171,880
Wihlborgs Fastigheter AB	9,330	142,570

		1,288,620

Retailing 0.0%
Mekonomen AB	3,150	94,613

Technology Hardware & Equipment 0.1%
Axis Communications AB (c)	6,400	160,031

		4,867,775

Switzerland 2.9%

Banks 0.3%
Basler Kantonalbank	790	84,083
St. Galler Kantonalbank AG - Reg’d	395	162,771
Valiant Holding AG - Reg’d *	2,402	255,394

		502,248

Capital Goods 0.9%
Belimo Holding AG - Reg’d	83	149,712
Bucher Industries AG - Reg’d	1,500	281,412
Georg Fischer AG - Reg’d *	790	292,924
Huber & Suhner AG - Reg’d	3,941	169,951

 13

 Schwab International Small-Cap Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Kaba Holding AG, B Shares - Reg’d *	790	321,918
Meyer Burger Technology AG *	6,093	39,726
OC Oerlikon Corp. AG - Reg’d *	34,065	364,772
Rieter Holding AG - Reg’d *	869	144,271
Schweiter Technologies AG *	174	85,929
Zehnder Group AG	900	42,260

		1,892,875

Commercial & Professional Services 0.0%
Gategroup Holding AG *	1,875	46,146

Consumer Durables & Apparel 0.2%
Forbo Holding AG - Reg’d *	478	308,296

Consumer Services 0.1%
Kuoni Reisen Holding AG - Reg’d *	474	135,973

Diversified Financials 0.1%
Vontobel Holding AG - Reg’d	5,814	166,311

Food, Beverage & Tobacco 0.0%
Emmi AG *	150	36,431

Insurance 0.2%
Helvetia Holding AG - Reg’d	948	342,811

Pharmaceuticals, Biotechnology & Life Sciences 0.3%
Galenica AG - Reg’d	675	384,351
Tecan Group AG - Reg’d *	2,186	163,997

		548,348

Real Estate 0.2%
Allreal Holding AG - Reg’d *	1,508	229,521
Mobimo Holding AG - Reg’d *	1,125	264,613

		494,134

Retailing 0.2%
Dufry AG - Reg’d *	2,683	359,992
Valora Holding AG - Reg’d	474	90,922

		450,914

Software & Services 0.1%
Temenos Group AG - Reg’d *	7,765	132,015

Technology Hardware & Equipment 0.1%
Logitech International S.A. - Reg’d *(c)	26,631	188,004

Transportation 0.2%
Flughafen Zuerich AG - Reg’d	474	209,524
Panalpina Welttransport Holding AG - Reg’d	2,876	262,640

		472,164

		5,716,670

United Kingdom 19.3%

Banks 0.1%
Paragon Group Cos. plc	60,913	234,488

Capital Goods 2.7%
Ashtead Group plc	68,625	421,450
Balfour Beatty plc	82,159	340,109
Bodycote plc	27,174	179,689
Carillion plc	58,810	274,367
Chemring Group plc	25,577	100,879
Cookson Group plc	40,070	393,657
Fenner plc	25,950	160,782
Galliford Try plc	7,500	87,865
Interserve plc	11,250	65,610
Keller Group plc	7,500	78,069
Kier Group plc	5,250	99,284
Melrose Industries plc	163,303	557,720
Morgan Crucible Co. plc	36,750	143,533
Qinetiq Group plc	92,449	293,215
Rotork plc	12,116	481,559
Senior plc	75,000	238,474
SIG plc	106,275	192,293
Spirax-Sarco Engineering plc	12,168	425,708
Travis Perkins plc	30,000	535,605
Ultra Electronics Holdings plc	10,166	265,731

		5,335,599

Commercial & Professional Services 1.5%
Babcock International Group plc	45,000	718,668
Berendsen plc	31,757	295,193
Cape plc	15,000	45,555
De La Rue plc	16,010	246,962
Homeserve plc	47,783	183,561
ITE Group plc	57,534	180,080
Michael Page International plc	49,361	281,863
Mitie Group plc	62,336	268,139
Regus plc	128,032	201,086
RPS Group plc	46,921	159,645
Shanks Group plc	52,500	67,774
Sthree plc	15,000	75,725
WS Atkins plc	20,431	251,472

		2,975,723

Consumer Durables & Apparel 1.2%
Barratt Developments plc *	139,875	437,357
Bellway plc	21,377	341,742
Bovis Homes Group plc	18,534	165,151
Persimmon plc	37,875	486,210
Redrow plc *	65,431	166,417
Taylor Wimpey plc	466,125	455,691
The Berkeley Group Holdings plc *	13,579	357,338

		2,409,906

Consumer Services 1.1%
Betfair Group plc	7,500	88,346
Bwin.Party Digital Entertainment plc	105,000	183,423
Dignity plc	10,667	168,048
Domino’s Pizza Group plc	21,658	175,807
Greene King plc	35,581	348,986
J.D. Wetherspoon plc	23,708	206,696
Marston’s plc	115,728	232,210
Millennium & Copthorne Hotels plc	28,925	225,525
Mitchells & Butlers plc *	60,485	299,727
Rank Group plc	37,500	85,642
Restaurant Group plc	36,457	223,954

		2,238,364

Diversified Financials 1.6%
Aberdeen Asset Management plc	138,750	751,602
Close Brothers Group plc	20,514	283,891
F&C Asset Management plc	75,000	118,155
Henderson Group plc	95,629	183,452
IG Group Holdings plc	47,708	323,805
Intermediate Capital Group plc	66,923	312,431
International Personal Finance	51,641	286,275
Jupiter Fund Management plc	37,500	166,115
Provident Financial plc	18,750	386,739

14

 Schwab International Small-Cap Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Rathbone Brothers plc	11,125	221,977
Tullett Prebon plc	35,415	128,783

		3,163,225

Energy 0.9%
Afren plc *	139,350	304,844
Anglo Pacific Group plc	7,500	28,998
Enquest plc *	106,275	194,167
Heritage Oil plc *	15,000	45,652
Hunting plc	22,875	298,417
Premier Oil plc *	69,375	373,911
Salamander Energy plc *	53,737	156,741
SOCO International plc *	52,077	303,047

		1,705,777

Food & Staples Retailing 0.2%
Booker Group plc	160,160	254,499
Greggs plc	20,250	156,037

		410,536

Food, Beverage & Tobacco 0.5%
Britvic plc	43,014	272,988
Cranswick plc	14,142	181,204
Dairy Crest Group plc	37,087	221,880
Devro plc	47,518	233,414

		909,486

Household & Personal Products 0.1%
PZ Cussons plc	38,625	222,044

Insurance 1.2%
Amlin plc	65,152	403,463
Beazley plc	108,793	307,391
Catlin Group Ltd.	52,403	405,473
Hiscox Ltd.	54,257	418,079
Jardine Lloyd Thompson Group plc	22,020	271,383
Lancashire Holdings Ltd.	24,225	309,235
Phoenix Group Holdings	12,096	97,897
St. James’s Place plc	26,607	170,268

		2,383,189

Materials 1.7%
AZ Electronic Materials S.A.	37,500	220,745
Centamin plc *	108,264	101,850
Croda International plc	17,897	682,933
DS Smith plc	164,424	569,980
Elementis plc	37,500	133,420
Filtrona plc	33,750	317,234
Hochschild Mining plc	27,998	209,323
Kenmare Resources plc *	249,569	129,191
Mondi plc	56,194	577,730
Petropavlovsk plc	28,518	156,309
RPC Group plc	7,500	47,034
Talvivaara Mining Co. plc *	28,314	43,313
Victrex plc	12,352	304,461

		3,493,523

Media 0.6%
Informa plc	78,750	530,581
Rightmove plc	12,000	288,092
UBM plc	26,250	309,632

		1,128,305

Pharmaceuticals, Biotechnology & Life Sciences 0.4%
BTG plc *	52,500	300,377
Dechra Pharmaceuticals plc	11,250	105,204
Genus plc	8,741	192,620
Hikma Pharmaceuticals plc	23,519	284,391

		882,592

Real Estate 1.1%
Big Yellow Group plc	27,087	149,898
Capital & Counties Properties plc	91,178	350,411
Derwent London plc	12,103	400,545
Grainger plc	57,451	102,662
Great Portland Estates plc	47,269	356,430
Helical Bar plc	23,081	82,212
London & Stamford Property plc	37,500	64,366
Savills plc	25,996	186,398
Shaftesbury plc	32,749	291,030
Unite Group plc	30,862	131,616

		2,115,568

Retailing 1.2%
Carpetright plc *	8,362	93,809
Debenhams plc	234,532	443,154
Dixons Retail plc *	335,980	148,022
Dunelm Group plc	11,250	110,973
Halfords Group plc	32,202	176,088
Home Retail Group plc	97,125	173,869
Howden Joinery Group plc	101,250	272,286
Inchcape plc	57,750	395,757
N Brown Group plc	45,000	258,692
Ocado Group plc *(c)	37,806	44,776
Sports Direct International plc *	11,254	68,700
WH Smith plc	18,000	187,510

		2,373,636

Semiconductors & Semiconductor Equipment 0.2%
CSR plc	24,686	132,576
Imagination Technologies Group plc *	34,875	227,147
Wolfson Microelectronics plc *	15,000	45,675

		405,398

Software & Services 0.6%
Aveva Group plc	9,127	299,422
Computacenter plc	15,000	93,250
Fidessa Group plc	7,320	166,351
Micro Focus International plc	27,763	254,953
SDL plc	7,500	57,671
Telecity Group plc	21,000	288,429

		1,160,076

Technology Hardware & Equipment 1.0%
Domino Printing Sciences plc	12,800	121,853
Electrocomponents plc	68,670	231,883
Halma plc	41,250	288,633
Laird plc	66,000	235,455
Oxford Instruments plc	9,474	206,647
Premier Farnell plc	67,500	189,421
Renishaw plc	3,750	108,780
Spectris plc	12,157	374,666
Spirent Communications plc	106,275	256,504

		2,013,842

Telecommunication Services 0.3%
Cable & Wireless Communications plc	179,329	99,728
Colt Group S.A. *	88,528	142,589
Kcom Group plc	67,500	73,994

 15

 Schwab International Small-Cap Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
TalkTalk Telecom Group plc	75,000	263,716

		580,027

Transportation 0.9%
BBA Aviation plc	63,750	218,437
easyJet plc	31,556	361,851
FirstGroup plc	67,285	201,219
Go-Ahead Group plc	10,597	209,234
National Express Group plc	84,273	235,004
Stagecoach Group plc	83,152	389,796
Stobart Group Ltd.	88,528	144,149

		1,759,690

Utilities 0.2%
Pennon Group plc	42,931	425,893

		38,326,887

Total Common Stock
(Cost $192,535,041)		195,267,298

Other Investment Companies 0.8% of net assets

Switzerland 0.2%
BB Biotech AG - Reg’d *	1,921	176,569
Schroder ImmoPLUS	166	195,315
Swisscanto Real Estate Fund Ifca	1,025	132,772

		504,656

United Kingdom 0.1%
F&C Commercial Property Trust Ltd.	79,686	130,007

United States 0.5%
iShares MSCI EAFE Small Cap Index Fund	22,500	890,325
State Street Institutional U.S. Government Money Market Fund	77,338	77,338

		967,663

Total Other Investment Companies
(Cost $1,541,704)		1,602,326

Preferred Stock 0.6% of net assets

Germany 0.6%

Capital Goods 0.1%
Jungheinrich AG	2,149	81,921
KSB AG	158	75,006

		156,927

Materials 0.3%
Fuchs Petrolub AG	7,206	503,002

Media 0.2%
ProSiebenSat.1 Media AG	14,952	437,645

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Biotest AG	750	43,256

Total Preferred Stock
(Cost $946,927)		1,140,830

Rights 0.0% of net assets

Australia 0.0%

Energy 0.0%
Drillsearch Energy Ltd. *(a)	3,983	831

Republic of Korea 0.0%

Capital Goods 0.0%
Taihan Electric Wire Co., Ltd. *(a)(b)	7,306	8,737

Total Rights
(Cost $21,471)		9,568

End of Investments

Collateral Invested for Securities on Loan 3.2% of net assets

State Street Institutional U.S. Government Money Market Fund	6,356,378	6,356,378

Total Collateral Invested for Securities on Loan
(Cost $6,356,378)		6,356,378

End of Collateral Invested for Securities on Loan

At 11/30/12, the tax basis cost of the fund’s investments was $195,054,986 and the unrealized appreciation and depreciation were $24,543,003 and ($21,577,967), respectively, with a net unrealized appreciation of $2,965,036.

*	Non-income producing security.
(a)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(b)	Illiquid security. At the period end, the value of these amounted to $8,737 or 0.0% of net assets.
(c)	All or a portion of this security is on loan.

ADR —	American Depositary Receipt
Reg’d —	Registered
REIT —	Real Estate Investment Trust

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

16

 Schwab International Small-Cap Equity ETF

Portfolio Holdings (Unaudited) continued

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: valued at the closing value for the day, or, on days when no closing value has been reported at halfway between the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the procedures.

•	Short-term securities (60 days or less to maturity): valued at amortized cost, which approximates market value.

•	Underlying funds: valued at their respective net asset values.

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

 17

 Schwab International Small-Cap Equity ETF

Portfolio Holdings (Unaudited) continued

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of November 30, 2012:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock[1]	$195,267,298	$—	$—	$195,267,298
Other Investment Companies[1]	1,602,326	—	—	1,602,326
Preferred Stock[1]	1,140,830	—	—	1,140,830
Rights[1]	—	—	9,568	9,568

Total	$198,010,454	$—	$9,568	$198,020,022

Other Financial Instruments
Collateral Invested for Securities on Loan	$6,356,378	$—	$—	$6,356,378

[1]	As categorized in Portfolio Holdings.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Balance		Change in					Balance
	as of	Realized	Unrealized			Gross	Gross	as of
	August 31,	Gains	Gains	Gross	Gross	Transfers	Transfers	November 30,
Investments in Securities	2012	(Losses)	(Losses)	Purchases	Sales	in	out	2012

Rights
Australia	$19,152	$1,242	($18,321)	$—	($1,242)	$—	$—	$831
Republic of Korea	—	—	(12,734)	21,471	—	—	—	8,737
Norway	1,383	—	(1,383)	—	—	—	—	—

Total	$20,535	$1,242	($32,438)	$21,471	($1,242)	$—	$—	$9,568

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended November 30, 2012.

REG56691NOV12

18

Schwab Strategic Trust
Schwab Emerging Markets Equity ETF™

Portfolio Holdings as of November 30, 2012 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

			Cost	Value
Holdings by Category			($)	($)

93.0%		Common Stock	599,954,244	595,599,695
0.0%		Corporate Bonds	1,005	275
6.4%		Preferred Stock	51,406,906	40,806,525
0.0%		Rights	—	26,325
0.3%		Other Investment Company	1,907,097	1,907,097

99.7%		Total Investments	653,269,252	638,339,917
0.7%		Collateral Invested for Securities on Loan	4,739,574	4,739,574
(0	.4)%	Other Assets and Liabilities, Net		(2,968,037)

100.0%		Net Assets		640,111,454

	Number	Value
Security	of Shares	($)

Common Stock 93.0% of net assets

Brazil 8.9%

Banks 1.5%
Banco Bradesco S.A. ADR	359,550	6,054,822
Banco do Brasil S.A.	204,000	2,120,322
Banco Santander Brasil S.A. ADR	144,330	965,568
Itau Unibanco Holding S.A.	51,000	704,032

		9,844,744

Capital Goods 0.2%
Embraer S.A. ADR	34,286	854,750
Weg S.A.	51,000	659,274

		1,514,024

Consumer Durables & Apparel 0.2%
Cyrela Brazil Realty S.A. Empreendimentos e Participacoes	62,220	525,977
MRV Engenharia e Participacoes S.A.	61,200	328,355
PDG Realty S.A. Empreendimentos e Participacoes	228,480	326,245

		1,180,577

Diversified Financials 0.5%
BM&FBOVESPA S.A.	411,606	2,507,126
CETIP S.A. - Mercados Organizados	26,788	278,936
Grupo BTG Pactual	34,286	487,941

		3,274,003

Energy 1.4%
Cosan S.A. Industria e Comercio	25,500	475,282
OGX Petroleo e Gas Participacoes S.A. *	229,500	472,500
OSX Brasil S.A. *	8,696	37,086
Petroleo Brasileiro S.A. ADR	353,430	6,351,137
Ultrapar Participacoes S.A. ADR	76,500	1,572,840

		8,908,845

Food, Beverage & Tobacco 1.1%
BRF - Brasil Foods S.A. ADR	205,803	3,776,485
Companhia de Bebidas das Americas ADR	25,500	927,435
JBS S.A. *	107,100	274,863
Souza Cruz S.A.	127,500	1,879,234

		6,858,017

Health Care Equipment & Services 0.1%
Amil Participacoes S.A.	25,500	372,944

Household & Personal Products 0.3%
Hypermarcas S.A. *	34,286	250,477
Natura Cosmeticos S.A.	51,000	1,368,387

		1,618,864

Insurance 0.0%
Porto Seguro S.A.	20,400	218,032
Sul America S.A.	12,943	95,169

		313,201

Materials 1.2%
Braskem S.A. ADR (a)	25,500	332,010
Companhia Siderurgica Nacional S.A. ADR	201,195	971,772
Duratex S.A.	60,804	425,455
Fibria Celulose S.A. ADR *(a)	25,500	257,805
Gerdau S.A.	25,500	179,153
Usinas Siderurgicas de Minas Gerais S.A.	51,000	330,242
Vale S.A. ADR	308,690	5,380,467

		7,876,904

Real Estate 0.2%
BR Malls Participacoes S.A.	79,640	1,037,058
Multiplan Empreendimentos Imobiliarios S.A.	12,750	356,855

		1,393,913

Retailing 0.3%
Cia Hering	20,222	458,928
Lojas Americanas S.A.	22,805	190,943
Lojas Renner S.A.	25,500	945,363

		1,595,234

Software & Services 0.2%
Cielo S.A.	51,000	1,346,371

Telecommunication Services 0.4%
Oi S.A. ADR (a)	192,789	730,670
Oi S.A. ADR	32,895	146,383

 1

 Schwab Emerging Markets Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Telefonica Brasil S.A. ADR	39,525	867,179
Tim Participacoes S.A.	42,225	150,632
Tim Participacoes S.A. ADR	41,284	731,965

		2,626,829

Transportation 0.5%
All America Latina Logistica S.A.	154,020	575,749
CCR S.A.	306,000	2,665,161

		3,240,910

Utilities 0.8%
Centrais Eletricas Brasileiras S.A. ADR	86,190	315,455
Companhia de Saneamento Basico do Estado de Sao Paulo ADR	10,200	829,974
Companhia Energetica de Minas Gerais ADR	105,173	1,287,317
Companhia Paranaense de Energia ADR (a)	25,500	342,975
CPFL Energia S.A. ADR	25,245	551,351
EDP - Energias do Brasil S.A.	76,500	439,839
Light S.A.	25,500	286,694
Tractebel Energia S.A.	51,000	843,145

		4,896,750

		56,862,130

Chile 2.3%

Banks 0.5%
Banco de Chile	16,608	2,483
Banco de Chile ADR (a)	11,449	1,032,929
Banco de Credito e Inversiones	5,163	341,111
Banco Santander Chile ADR	34,441	927,496
Corpbanca S.A.	37,694,454	496,923
Sociedad Matriz Banco de Chile S.A., B Shares	988,532	361,821

		3,162,763

Energy 0.2%
Empresas Copec S.A.	94,860	1,310,561

Food & Staples Retailing 0.1%
Cencosud S.A.	174,773	909,794

Food, Beverage & Tobacco 0.1%
Cia Cervecerias Unidas S.A.	19,125	277,765

Materials 0.5%
Cap S.A.	24,990	820,925
Empresas CMPC S.A.	246,330	893,827
Sociedad Quimica y Minera de Chile S.A. ADR	23,550	1,332,930

		3,047,682

Retailing 0.3%
S.A.C.I. Falabella	169,065	1,686,255

Telecommunication Services 0.0%
Empresa Nacional de Telecomunicaciones S.A.	10,200	209,464

Transportation 0.2%
Latam Airlines Group S.A. (a)	68,601	1,519,512

Utilities 0.4%
Colbun S.A. *	2,336,565	633,937
Empresa Nacional de Electricidad S.A. ADR	27,822	1,249,764
Enersis S.A. ADR	51,000	864,450

		2,748,151

		14,871,947

China 17.8%

Automobiles & Components 0.4%
Brilliance China Automotive Holdings Ltd. *	666,000	810,366
BYD Co., Ltd., H Shares *(a)	80,000	205,212
Dongfeng Motor Group Co., Ltd., H Shares	580,000	815,737
Great Wall Motor Co., Ltd., H Shares (a)	262,000	856,988
Guangzhou Automobile Group Co., Ltd., H Shares	215,662	175,589

		2,863,892

Banks 5.1%
Agricultural Bank of China Ltd., H Shares	4,080,000	1,789,924
Bank of China Ltd., H Shares	15,753,000	6,646,707
Bank of Communications Co., Ltd., H Shares	2,186,200	1,602,263
China CITIC Bank Corp., Ltd., H Shares	2,102,800	1,085,309
China Construction Bank Corp., H Shares	13,515,000	10,358,527
China Merchants Bank Co., Ltd., H Shares	753,658	1,443,124
China Minsheng Banking Corp., Ltd., H Shares (a)	1,128,600	1,106,749
Chongqing Rural Commercial Bank, H Shares	232,684	106,884
Industrial & Commercial Bank of China Ltd., H Shares	12,202,936	8,234,960

		32,374,447

Capital Goods 0.9%
Beijing Enterprises Holdings Ltd.	127,500	821,753
China Communications Construction Co., Ltd., H Shares	1,020,000	929,181
China International Marine Containers (Group) Co., Ltd., B Shares (c)	421,400	527,426
China Railway Construction Corp., Ltd., H Shares (a)	382,500	426,423
China Railway Group Ltd., H Shares	510,000	296,785
Citic Pacific Ltd. (a)	255,000	322,120
CITIC Resources Holdings Ltd. *	510,000	75,677
CSR Corp., Ltd., H Shares (a)	538,000	454,694
Metallurgical Corp. of China Ltd., H Shares *(a)	335,000	59,651
Shanghai Electric Group Co., Ltd., H Shares	510,000	200,708
Shanghai Industrial Holdings Ltd.	255,000	834,091

2

 Schwab Emerging Markets Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Shanghai Waigaoqiao Free Trade Zone Development Co., Ltd., B Shares	51,000	33,966
Shanghai Zhenhua Heavy Industry Co., Ltd., B Shares *	790,500	237,941
Weichai Power Co., Ltd., H Shares (a)	30,000	112,838
Zhuzhou CSR Times Electric Co., Ltd., H Shares	74,000	224,386
Zoomlion Heavy Industry Science & Technology Co., Ltd., H Shares (a)	219,700	282,632

		5,840,272

Commercial & Professional Services 0.0%
Tianjin Capital Environmental Protection Group Co., Ltd., H Shares	52,000	12,279

Consumer Durables & Apparel 0.0%
Shanghai Haixin Group Co., B Shares *	127,500	46,155
Weiqiao Textile Co., Ltd., H Shares	166,500	60,154

		106,309

Consumer Services 0.0%
Shanghai Jinjiang International Hotels Development Co., Ltd., B Shares	25,500	32,054

Diversified Financials 0.1%
China Everbright Ltd.	100,000	144,257
CITIC Securities Co., Ltd., H Shares (a)	127,500	239,863
Far East Horizon Ltd.	333,000	233,313
Haitong Securities Co., Ltd., H Shares *	177,600	231,452

		848,885

Energy 3.5%
China Coal Energy Co., H Shares	765,000	771,905
China Oilfield Services Ltd., H Shares	510,000	1,018,677
China Petroleum & Chemical Corp., H Shares	3,570,000	3,786,479
China Shenhua Energy Co., Ltd., H Shares	510,000	2,089,341
CNOOC Ltd.	3,120,000	6,674,744
Inner Mongolia Yitai Coal Co., Ltd., B Shares	178,500	994,602
Kunlun Energy Co., Ltd.	510,000	1,038,419
PetroChina Co., Ltd., H Shares	4,080,000	5,464,533
Yanzhou Coal Mining Co., Ltd., H Shares	510,000	780,459

		22,619,159

Food & Staples Retailing 0.2%
China Resources Enterprise Ltd.	178,000	635,054
Lianhua Supermarket Holdings Co., Ltd., H Shares (a)	100,000	78,064
Shanghai Friendship Group, Inc., Ltd., B Shares	66,600	69,331
Wumart Stores, Inc., H Shares	80,000	166,605

		949,054

Food, Beverage & Tobacco 0.1%
Anhui Gujing Distillery Co., Ltd., B Shares	13,000	33,447
China Foods Ltd. (a)	180,000	181,857
Tsingtao Brewery Co., Ltd., H Shares	80,000	450,062
Yantai Changyu Pioneer Wine Co., Ltd., B Shares	47,280	237,863

		903,229

Health Care Equipment & Services 0.2%
Shandong Weigao Group Medical Polymer Co., Ltd., H Shares	176,000	181,903
Shanghai Pharmaceuticals Holding Co., Ltd., H Shares	127,500	238,876
Sinopharm Group Co., H Shares	221,200	686,429

		1,107,208

Insurance 1.7%
China Life Insurance Co., Ltd., H Shares	1,530,000	4,511,003
China Pacific Insurance (Group) Co., Ltd., H Shares	357,100	1,170,359
China Taiping Insurance Holdings Co., Ltd. *	255,000	423,791
New China Life Insurance Co., Ltd., H Shares	31,700	98,576
PICC Property & Casualty Co., Ltd., H Shares	1,020,000	1,312,172
Ping An Insurance (Group) Co., H Shares	402,500	3,045,997

		10,561,898

Materials 0.7%
Aluminum Corp. of China Ltd., H Shares *(a)	510,000	217,160
Angang Steel Co., Ltd., H Shares *(a)	150,000	94,451
Anhui Conch Cement Co., Ltd., H Shares (a)	255,000	848,898
BBMG Corp., H Shares	255,000	215,844
Bengang Steel Plates Co., B Shares	127,500	36,522
China BlueChemical Ltd., H Shares	1,020,000	637,002
China National Building Material Co., Ltd., H Shares (a)	510,000	665,957
China Resources Cement Holdings Ltd. (a)	510,000	320,475
Jiangxi Copper Co., Ltd., H Shares	258,000	662,473
Maanshan Iron & Steel Co., Ltd., H Shares *(a)	510,000	140,167
Zhaojin Mining Industry Co., Ltd., H Shares	127,500	216,173
Zijin Mining Group Co., Ltd., H Shares (a)	1,530,000	615,945

		4,671,067

 3

 Schwab Emerging Markets Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Real Estate 1.0%
China Overseas Land & Investment Ltd.	724,000	2,143,960
China Resources Land Ltd.	510,000	1,362,185
China Vanke Co., Ltd., B Shares	535,500	829,156
Guangzhou R&F Properties Co., Ltd., H Shares (a)	246,800	420,990
Sino-Ocean Land Holdings Ltd.	1,020,000	771,247
Yuexiu Property Co., Ltd.	2,550,000	819,285

		6,346,823

Technology Hardware & Equipment 0.3%
BOE Technology Group Co., Ltd., B Shares *	275,800	42,704
Lenovo Group Ltd.	1,530,000	1,441,152
ZTE Corp., H Shares (a)	170,760	257,791

		1,741,647

Telecommunication Services 2.6%
China Mobile Ltd.	1,147,500	13,118,432
China Telecom Corp., Ltd., H Shares	4,080,000	2,221,611
China Unicom (Hong Kong) Ltd.	1,020,000	1,589,874

		16,929,917

Transportation 0.6%
Air China Ltd., H Shares	972,000	650,922
China COSCO Holdings Co., Ltd., H Shares *(a)	658,500	301,633
China Merchants Holdings International Co., Ltd.	510,000	1,546,442
China Shipping Container Lines Co., Ltd., H Shares *(a)	333,000	88,083
Cosco Pacific Ltd.	510,000	719,918
Guangdong Provincial Expressway Development Co., Ltd., B Shares	102,000	30,666
Jiangsu Expressway Co., Ltd., H Shares	96,000	85,842
Shanghai Jinjiang International Industrial Investment Co., Ltd., B Shares	25,500	17,263
Zhejiang Expressway Co., Ltd., H Shares	510,000	388,914

		3,829,683

Utilities 0.4%
China Longyuan Power Group Corp., H Shares	510,000	336,927
China Resources Power Holdings Co., Ltd.	510,000	1,143,709
Datang International Power Generation Co., Ltd., H Shares	1,530,000	536,977
Huadian Energy Co., Ltd., B Shares *	204,000	45,900
Huaneng Power International, Inc., H Shares	320,000	271,275

		2,334,788

		114,072,611

Colombia 1.1%

Banks 0.2%
Bancolombia S.A. ADR	23,797	1,529,433

Diversified Financials 0.2%
Corp. Financiera Colombiana S.A.	30,090	555,255
Grupo de Inversiones Suramericana S.A.	33,915	658,364

		1,213,619

Energy 0.5%
Ecopetrol S.A. ADR	54,825	3,187,525

Food & Staples Retailing 0.1%
Almacenes Exito S.A.	32,640	647,646

Materials 0.0%
Cementos Argos S.A.	51,000	256,360

Utilities 0.1%
Interconexion Electrica S.A. ESP	53,550	280,394
Isagen S.A. ESP	44,880	63,325

		343,719

		7,178,302

Czech Republic 0.4%

Banks 0.1%
Komercni Banka A/S	3,315	660,577

Telecommunication Services 0.1%
Telefonica Czech Republic A/S	18,263	325,286

Utilities 0.2%
CEZ A/S	40,800	1,354,679

		2,340,542

Egypt 0.5%

Banks 0.2%
Commercial International Bank GDR - Reg’d	155,550	808,860

Capital Goods 0.2%
Orascom Construction Industries GDR *	35,445	1,324,934

Telecommunication Services 0.1%
Orascom Telecom Holding SAE GDR - Reg’d *	227,727	653,804
Orascom Telecom Media & Technology Holding SAE GDR (b)(d)	176,826	73,790

		727,594

		2,861,388

Hungary 0.5%

Banks 0.2%
OTP Bank plc	62,730	1,183,740

Energy 0.2%
MOL Hungarian Oil & Gas plc	14,392	1,222,788

4

 Schwab Emerging Markets Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Richter Gedeon Nyrt.	2,805	460,555

		2,867,083

India 9.6%

Automobiles & Components 0.6%
Bajaj Auto Ltd.	24,672	875,800
Hero Motocorp Ltd.	16,321	548,079
Mahindra & Mahindra Ltd.	47,430	825,742
Maruti Suzuki India Ltd.	15,300	414,558
Tata Motors Ltd.	179,775	903,750

		3,567,929

Banks 1.8%
Axis Bank Ltd.	64,822	1,572,912
Bank of Baroda	18,938	265,504
Canara Bank	42,330	361,511
HDFC Bank Ltd.	215,475	2,788,558
Housing Development Finance Corp., Ltd.	207,164	3,212,480
ICICI Bank Ltd.	105,971	2,142,701
State Bank of India	29,325	1,170,035

		11,513,701

Capital Goods 0.5%
Bharat Heavy Electricals Ltd.	142,800	615,225
Cummins India Ltd.	30,600	273,034
Jaiprakash Associates Ltd.	237,915	420,545
Larsen & Toubro Ltd.	48,012	1,472,180
Siemens Ltd.	15,555	191,767

		2,972,751

Consumer Durables & Apparel 0.1%
Titan Industries Ltd.	124,950	716,002

Diversified Financials 0.4%
Bajaj Holdings & Investment Ltd.	29,325	463,259
IDFC Ltd.	238,680	759,985
Kotak Mahindra Bank Ltd.	64,260	792,042
Power Finance Corp., Ltd.	51,000	180,439
Rural Electrification Corp., Ltd.	51,000	216,254
Shriram Transport Finance Co., Ltd.	10,200	125,683

		2,537,662

Energy 1.3%
Bharat Petroleum Corp., Ltd.	74,970	478,942
Cairn India Ltd.	46,920	284,694
Coal India Ltd.	102,765	692,500
Hindustan Petroleum Corp., Ltd.	70,890	373,966
Indian Oil Corp., Ltd.	70,380	341,258
Oil & Natural Gas Corp., Ltd.	324,105	1,578,668
Reliance Industries Ltd.	291,547	4,254,083
The Great Eastern Shipping Co., Ltd.	60,690	283,004

		8,287,115

Food, Beverage & Tobacco 1.0%
ITC Ltd.	1,097,010	6,019,993
Nestle India Ltd.	6,630	581,080

		6,601,073

Household & Personal Products 0.3%
Colgate-Palmolive (India) Ltd.	20,400	540,443
Dabur India Ltd.	40,290	94,846
Hindustan Unilever Ltd.	141,270	1,397,507

		2,032,796

Materials 0.8%
Ambuja Cements Ltd.	44,370	169,666
Asian Paints Ltd.	5,473	435,702
Hindalco Industries Ltd.	333,795	715,516
Jindal Steel & Power Ltd.	87,465	648,088
JSW Steel Ltd.	42,840	585,048
Sesa Goa Ltd.	87,975	294,679
Sterlite Industries (India) Ltd. ADR	87,876	693,342
Tata Chemicals Ltd.	68,340	411,083
Tata Steel Ltd.	49,980	354,854
Ultratech Cement Ltd.	17,850	637,080

		4,945,058

Media 0.1%
Zee Entertainment Enterprises Ltd.	133,620	479,504

Pharmaceuticals, Biotechnology & Life Sciences 0.5%
Cipla Ltd.	133,110	1,014,690
Dr. Reddys Laboratories Ltd.	20,910	699,396
Lupin Ltd.	56,610	615,066
Piramal Healthcare Ltd.	16,575	151,718
Sun Pharmaceutical Industries Ltd.	72,675	948,402

		3,429,272

Real Estate 0.1%
DLF Ltd.	101,235	390,461
Unitech Ltd. *	564,228	328,817

		719,278

Software & Services 1.2%
HCL Technologies Ltd.	49,980	603,215
Infosys Ltd.	107,100	4,797,989
Mphasis Ltd.	15,300	109,177
Satyam Computer Services Ltd. *	105,825	198,343
Tata Consultancy Services Ltd.	62,220	1,503,026
Wipro Ltd. ADR	85,615	749,131

		7,960,881

Telecommunication Services 0.4%
Bharti Airtel Ltd.	311,100	1,927,396
Idea Cellular Ltd. *	337,620	602,372

		2,529,768

Transportation 0.0%
Adani Ports & Special Economic Zone Ltd.	76,500	183,040
Container Corp. Of India Ltd.	5,100	87,102

		270,142

Utilities 0.5%
GAIL India Ltd.	84,660	549,952
NHPC Ltd.	255,000	108,994
NTPC Ltd.	299,115	893,028
Power Grid Corp. of India Ltd.	245,055	531,152
Reliance Infrastructure Ltd.	22,950	204,755
Reliance Power Ltd. *	142,290	254,262
Tata Power Co., Ltd.	255,000	505,359

 5

 Schwab Emerging Markets Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Torrent Power Ltd.	12,750	37,644

		3,085,146

		61,648,078

Indonesia 3.2%

Automobiles & Components 0.7%
Astra International Tbk PT	5,553,500	4,196,891

Banks 0.9%
Bank Danamon Indonesia Tbk PT	255,000	143,535
PT Bank Central Asia Tbk	2,422,500	2,222,130
PT Bank Mandiri (Persero) Tbk	1,657,959	1,425,774
PT Bank Negara Indonesia (Persero) Tbk	765,316	295,165
PT Bank Rakyat Indonesia (Persero) Tbk	2,550,000	1,873,925

		5,960,529

Capital Goods 0.1%
PT United Tractors Tbk	510,000	906,395

Energy 0.2%
PT Adaro Energy Tbk	2,805,000	391,797
PT Bumi Resources Tbk	4,207,500	258,761
PT Tambang Batubara Bukit Asam (Persero) Tbk	255,000	372,127

		1,022,685

Food, Beverage & Tobacco 0.3%
Charoen Pokphand Indonesia Tbk PT	1,589,000	567,293
PT Astra Agro Lestari Tbk	114,750	215,302
PT Gudang Garam Tbk	96,900	533,816
PT Indofood Sukses Makmur Tbk	915,900	558,505

		1,874,916

Household & Personal Products 0.1%
PT Unilever Indonesia Tbk	297,000	815,755

Materials 0.3%
PT Indocement Tunggal Prakarsa Tbk	255,000	617,997
PT Semen Gresik (Persero) Tbk	580,000	894,772
PT Vale Indonesia Tbk	637,500	137,886

		1,650,655

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
PT Kalbe Farma Tbk	6,375,000	684,448

Telecommunication Services 0.3%
Indosat Tbk PT	166,500	96,323
PT Telekomunikasi Indonesia (Persero) Tbk	2,040,000	1,913,796

		2,010,119

Transportation 0.0%
Jasa Marga Persero Tbk PT	514,000	305,394

Utilities 0.2%
PT Perusahaan Gas Negara (Persero) Tbk	2,040,000	962,214

		20,390,001

Malaysia 4.8%

Automobiles & Components 0.1%
UMW Holdings Berhad	234,300	818,576

Banks 1.3%
Alliance Financial Group Berhad	411,400	554,894
CIMB Group Holdings Berhad	958,500	2,355,455
Hong Leong Bank Berhad	133,100	641,910
Malayan Banking Berhad	925,200	2,754,523
Public Bank Berhad - Foreign Market	272,200	1,391,558
RHB Capital Berhad	133,100	328,399

		8,026,739

Capital Goods 0.6%
Gamuda Berhad	563,200	676,266
IJM Corp. Berhad	263,500	429,090
Sime Darby Berhad	841,500	2,483,183

		3,588,539

Consumer Services 0.4%
Berjaya Sports Toto Berhad	234,300	346,854
Genting Berhad	537,900	1,592,598
Genting Malaysia Berhad	601,400	676,631

		2,616,083

Diversified Financials 0.2%
AMMB Holdings Berhad	512,600	1,075,874

Energy 0.1%
Petronas Dagangan Berhad	76,500	581,851

Food, Beverage & Tobacco 0.5%
British American Tobacco Malaysia Berhad	25,500	446,287
Felda Global Ventures Holdings Berhad	102,000	152,677
IOI Corp. Berhad	924,000	1,507,703
Kuala Lumpur Kepong Berhad	107,800	731,965
PPB Group Berhad	107,800	425,561

		3,264,193

Health Care Equipment & Services 0.1%
IHH Healthcare Berhad *	382,500	437,898

Materials 0.2%
Lafarge Malayan Cement Berhad	76,500	240,844
Petronas Chemicals Group Berhad	612,000	1,197,927

		1,438,771

Real Estate 0.1%
SP Setia Berhad	422,200	422,235
UEM Land Holdings Berhad *	255,000	177,004

		599,239

Retailing 0.0%
Parkson Holdings Berhad	25,500	38,001

Telecommunication Services 0.8%
Axiata Group Berhad	1,233,600	2,402,471
DiGi.com Berhad	1,096,500	1,742,280
Maxis Berhad	436,700	923,754
Telekom Malaysia Berhad	127,500	229,435

		5,297,940

6

 Schwab Emerging Markets Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Transportation 0.0%
AirAsia Berhad	331,500	310,807

Utilities 0.4%
Petronas Gas Berhad	153,000	926,129
Tenaga Nasional Berhad	255,250	582,757
YTL Corp. Berhad	978,040	569,498
YTL Power International Berhad	637,500	331,359

		2,409,743

		30,504,254

Mexico 6.1%

Banks 0.7%
Grupo Financiero Banorte S.A.B. de C.V., O Shares	444,500	2,549,661
Grupo Financiero Inbursa S.A.B. de C.V., O Shares	408,000	1,131,943
Grupo Financiero Santander Mexico S.A.B. de C.V., B Shares	255,000	749,498

		4,431,102

Capital Goods 0.2%
Alfa S.A.B. de C.V., A Shares	399,100	828,045
Grupo Carso S.A.B. de C.V., Series A1	178,500	729,093

		1,557,138

Food & Staples Retailing 0.7%
Organizacion Soriana S.A.B. de C.V., B Shares	33,300	118,208
Wal-Mart de Mexico S.A.B. de C.V., Series V	1,368,900	4,297,858

		4,416,066

Food, Beverage & Tobacco 1.3%
Arca Continental S.A.B. de C.V.	76,500	557,565
Coca-Cola Femsa S.A.B. de C.V., Series L	88,700	1,276,836
Fomento Economico Mexicano S.A.B. de C.V.	459,200	4,501,079
Grupo Bimbo S.A.B. de C.V., Series A	357,000	842,643
Grupo Modelo S.A.B. de C.V., Series C	127,500	1,143,290

		8,321,413

Household & Personal Products 0.1%
Kimberly-Clark de Mexico S.A.B. de C.V., A Shares	306,000	742,157

Materials 1.3%
Cemex S.A.B. de C.V., Series CPO *	2,536,700	2,261,502
Grupo Mexico S.A.B. de C.V., Series B	925,200	3,012,913
Industrias Penoles S.A.B. de C.V.	31,875	1,593,843
Mexichem S.A.B. de C.V.	131,797	679,902
Minera Frisco S.A.B. de C.V., Series A1 *	153,000	612,741

		8,160,901

Media 0.4%
Grupo Televisa S.A.B., Series CPO	580,600	2,752,063

Retailing 0.1%
Grupo Elektra S.A. de C.V.	15,420	650,674

Telecommunication Services 1.3%
America Movil S.A.B. de C.V., Series L	6,962,900	8,233,582

		39,265,096

Pakistan 0.0%

Energy 0.0%
Oil & Gas Development Co., Ltd. GDR - Reg’d (d)	9,984	182,208

Peru 0.5%

Banks 0.3%
Credicorp Ltd.	11,834	1,655,577

Materials 0.2%
Companhia de Minas Buenaventura S.A. ADR	49,215	1,612,775

		3,268,352

Philippines 1.1%

Banks 0.2%
Bank of the Philippine Islands	441,389	960,715
BDO Unibank, Inc. *	356,190	622,396

		1,583,111

Capital Goods 0.4%
Aboitiz Equity Ventures, Inc.	357,000	430,425
DMCI Holdings, Inc.	178,500	239,222
San Miguel Corp.	165,750	441,838
SM Investments Corp.	56,100	1,203,221

		2,314,706

Consumer Services 0.0%
Jollibee Foods Corp.	81,600	208,540

Diversified Financials 0.1%
Ayala Corp.	30,840	362,930

Real Estate 0.2%
Ayala Land, Inc.	1,020,000	598,679
SM Prime Holdings, Inc.	1,275,000	485,180

		1,083,859

Telecommunication Services 0.1%
Philippine Long Distance Telephone Co.	10,200	645,077

Utilities 0.1%
Aboitiz Power Corp.	510,000	442,150
Energy Development Corp.	2,195,000	378,985

		821,135

		7,019,358

 7

 Schwab Emerging Markets Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Poland 1.5%

Banks 0.5%
Bank Handlowy w Warszawie S.A.	10,965	339,876
Bank Pekao S.A.	22,950	1,144,724
BRE Bank S.A. *	2,295	229,380
Get Bank S.A. *	377,717	195,928
Powszechna Kasa Oszczednosci Bank Polski S.A.	113,985	1,254,623

		3,164,531

Energy 0.2%
Polski Koncern Naftowy Orlen S.A. *	54,315	785,095
Polskie Gornictwo Naftowe I Gazownictwo S.A. *	280,500	390,366

		1,175,461

Insurance 0.2%
Powszechny Zaklad Ubezpieczen S.A.	12,750	1,591,708

Materials 0.3%
Jastrzebska Spolka Weglowa S.A.	10,280	284,341
KGHM Polska Miedz S.A.	30,869	1,744,750
Synthos S.A.	50,763	91,518

		2,120,609

Telecommunication Services 0.1%
Telekomunikacja Polska S.A.	123,165	459,680

Utilities 0.2%
PGE S.A.	202,470	1,174,482
Tauron Polska Energia S.A.	111,180	152,265

		1,326,747

		9,838,736

Russia 6.6%

Banks 1.1%
Sberbank of Russia ADR	515,355	6,096,649
VTB Bank OJSC GDR - Reg’d	239,190	796,503

		6,893,152

Consumer Durables & Apparel 0.0%
PIK Group GDR - Reg’d *	27,540	57,008

Energy 3.7%
Gazprom OAO ADR	877,392	7,800,015
LUKOIL OAO ADR	119,595	7,528,505
NovaTek OAO GDR - Reg’d	18,360	2,014,092
Rosneft Oil Co. OJSC GDR - Reg’d	373,512	2,913,393
Surgutneftegas OAO ADR	139,230	1,173,013
Tatneft OAO ADR	51,765	2,048,859

		23,477,877

Food & Staples Retailing 0.4%
Magnit OJSC GDR - Reg’d	65,280	2,303,078

Materials 0.7%
MMC Norilsk Nickel OJSC ADR	96,900	1,536,834
Novolipetsk Steel OJSC GDR - Reg’d	14,790	293,729
Severstal OAO GDR - Reg’d	57,120	650,026
Uralkali OJSC GDR - Reg’d	47,430	1,756,333

		4,236,922

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Pharmstandard OJSC GDR - Reg’d *	6,375	91,162

Real Estate 0.0%
LSR Group GDR - Reg’d	34,680	145,656

Telecommunication Services 0.5%
Mobile TeleSystems OJSC ADR	102,887	1,793,321
Rostelecom OJSC ADR	46,714	964,644
Sistema JSFC GDR - Reg’d	24,122	456,388

		3,214,353

Utilities 0.2%
Federal Hydrogenerating Co. JSC ADR	663,032	1,504,420

		41,923,628

South Africa 10.0%

Banks 0.9%
ABSA Group Ltd.	69,870	1,115,321
Nedbank Group Ltd.	49,725	1,003,973
Standard Bank Group Ltd.	305,273	3,614,030

		5,733,324

Capital Goods 0.4%
Aveng Ltd.	100,470	304,400
Barloworld Ltd.	45,135	369,896
Bidvest Group Ltd.	67,320	1,590,246
Reunert Ltd.	43,860	362,706

		2,627,248

Consumer Durables & Apparel 0.2%
Steinhoff International Holdings Ltd. *	341,251	1,052,350

Consumer Services 0.0%
Sun International Ltd.	20,400	210,962

Diversified Financials 1.0%
African Bank Investments Ltd.	153,000	546,065
FirstRand Ltd.	827,220	2,705,586
Investec Ltd.	64,515	396,958
JSE Ltd.	33,953	272,942
Remgro Ltd.	98,175	1,653,475
RMB Holdings Ltd.	186,915	824,523

		6,399,549

Energy 0.9%
Exxaro Resources Ltd.	29,580	514,375
Sasol Ltd.	118,830	5,012,403

		5,526,778

Food & Staples Retailing 0.6%
Clicks Group Ltd.	48,012	340,553
Massmart Holdings Ltd.	20,205	419,096
Pick n Pay Stores Ltd.	54,060	245,835
Shoprite Holdings Ltd.	104,805	2,265,569
The Spar Group Ltd.	45,390	637,522

		3,908,575

8

 Schwab Emerging Markets Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Food, Beverage & Tobacco 0.3%
AVI Ltd.	99,195	645,300
Tiger Brands Ltd.	32,130	1,083,432

		1,728,732

Health Care Equipment & Services 0.2%
Life Healthcare Group Holdings Ltd.	172,890	622,894
Mediclinic International Ltd.	64,634	351,481
Netcare Ltd.	283,305	564,256

		1,538,631

Insurance 0.5%
Discovery Holdings Ltd.	82,110	515,943
MMI Holdings Ltd.	284,325	668,085
Sanlam Ltd.	424,575	1,955,113

		3,139,141

Materials 1.7%
AECI Ltd.	31,110	273,205
African Rainbow Minerals Ltd.	18,360	368,362
Anglo American Platinum Ltd.	19,890	876,160
AngloGold Ashanti Ltd.	71,145	2,227,451
ArcelorMittal South Africa Ltd. *	32,130	112,141
Gold Fields Ltd.	147,390	1,828,871
Harmony Gold Mining Co., Ltd.	103,275	813,233
Impala Platinum Holdings Ltd.	120,306	1,959,295
Kumba Iron Ore Ltd.	18,360	1,124,516
Mondi Ltd.	7,862	80,551
Nampak Ltd.	163,965	569,509
Northam Platinum Ltd.	24,672	97,222
PPC Ltd.	120,105	395,667
Sappi Ltd. *	61,200	199,271

		10,925,454

Media 0.7%
Naspers Ltd., N Shares	76,755	4,744,311

Pharmaceuticals, Biotechnology & Life Sciences 0.2%
Aspen Pharmacare Holdings Ltd. *	83,640	1,473,463

Real Estate 0.3%
Capital Property Fund	132,855	164,238
Fountainhead Property Trust	336,244	315,351
Growthpoint Properties Ltd.	404,940	1,116,994
Hyprop Investments Ltd.	2,805	22,738

		1,619,321

Retailing 0.8%
Imperial Holdings Ltd.	45,651	969,311
Mr. Price Group Ltd.	51,000	763,688
The Foschini Group Ltd.	56,355	812,150
Truworths International Ltd.	93,075	997,618
Woolworths Holdings Ltd.	176,205	1,406,363

		4,949,130

Telecommunication Services 1.3%
Allied Technologies Ltd.	7,529	31,152
MTN Group Ltd.	391,350	7,209,786
Telkom SA Ltd. *	110,445	192,118
Vodacom Group Ltd.	85,170	1,141,111

		8,574,167

Transportation 0.0%
Grindrod Ltd.	76,245	132,713

		64,283,849

Taiwan 13.1%

Automobiles & Components 0.2%
Cheng Shin Rubber Industry Co., Ltd.	339,224	865,165
China Motor Corp.	50,000	45,949
Yulon Motor Co., Ltd.	271,000	489,691

		1,400,805

Banks 1.2%
Chang Hwa Commercial Bank	1,140,956	618,505
China Development Financial Holding Corp. *	2,828,268	690,178
Chinatrust Financial Holding Co., Ltd.	2,474,597	1,435,154
E.Sun Financial Holding Co., Ltd.	1,104,093	609,923
First Financial Holding Co., Ltd.	1,217,715	743,940
Hua Nan Financial Holdings Co., Ltd.	1,609,668	911,373
Mega Financial Holding Co., Ltd.	1,829,069	1,432,206
SinoPac Financial Holdings Co., Ltd.	1,047,049	439,664
Taishin Financial Holding Co., Ltd.	548,326	208,543
Taiwan Cooperative Financial Holding	1,183,669	651,845

		7,741,331

Capital Goods 0.2%
Far Eastern New Century Corp.	802,592	954,414
Taiwan Glass Industrial Corp.	281,036	265,037
Walsin Lihwa Corp. *	1,020,000	320,176

		1,539,627

Commercial & Professional Services 0.0%
Taiwan Secom Co., Ltd.	48,000	102,926

Consumer Durables & Apparel 0.2%
Formosa Taffeta Co., Ltd.	255,000	241,361
Giant Manufacturing Co., Ltd.	38,000	201,418
Pou Chen Corp.	526,580	543,726
Tatung Co., Ltd. *	510,000	125,683

		1,112,188

Diversified Financials 0.5%
Capital Securities Corp.	784,629	293,014
Fubon Financial Holding Co., Ltd.	1,510,078	1,715,171
Yuanta Financial Holding Co., Ltd.	2,069,316	1,046,979

		3,055,164

Energy 0.1%
Formosa Petrochemical Corp.	333,000	1,012,043

Food & Staples Retailing 0.1%
President Chain Store Corp.	141,000	723,102

Food, Beverage & Tobacco 0.3%
Uni-President Enterprises Corp.	925,134	1,652,594

 9

 Schwab Emerging Markets Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Insurance 0.3%
Cathay Financial Holding Co., Ltd.	1,356,551	1,445,077
Shin Kong Financial Holding Co., Ltd. *	1,555,151	430,886

		1,875,963

Materials 1.9%
Asia Cement Corp.	533,187	685,432
China Steel Corp.	2,141,519	1,960,639
Feng Hsin Iron & Steel Co.	60,000	101,604
Formosa Chemicals & Fibre Corp.	795,000	1,882,563
Formosa Plastics Corp.	1,275,000	3,357,111
Nan Ya Plastics Corp.	1,530,000	2,706,753
Oriental Union Chemical Corp.	91,300	113,599
Taiwan Cement Corp.	697,690	913,716
Taiwan Fertilizer Co., Ltd.	82,000	213,368
YFY, Inc.	510,000	216,786

		12,151,571

Real Estate 0.0%
Cathay Real Estate Development Co., Ltd.	333,000	158,167

Retailing 0.1%
Hotai Motor Co., Ltd.	50,000	370,001

Semiconductors & Semiconductor Equipment 3.8%
Advanced Semiconductor Engineering, Inc.	1,427,488	1,196,370
Epistar Corp.	89,000	132,333
Inotera Memories, Inc. *	631,000	47,346
Macronix International Co., Ltd.	789,383	221,432
MediaTek, Inc.	255,099	2,901,845
MStar Semiconductor, Inc.	72,255	619,243
Novatek Microelectronics Corp.	79,000	318,132
Realtek Semiconductor Corp.	100,000	201,693
Siliconware Precision Industries Co. ADR	162,435	877,149
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	971,044	16,769,930
United Microelectronics Corp. ADR	509,961	974,026
Winbond Electronics Corp. *	765,000	115,063

		24,374,562

Technology Hardware & Equipment 3.4%
Acer, Inc. *	510,086	444,179
Advantech Co., Ltd.	47,500	177,385
Asustek Computer, Inc.	121,426	1,339,472
AU Optronics Corp. ADR *	178,500	735,420
Catcher Technology Co., Ltd.	108,000	553,865
Cheng Uei Precision Industry Co., Ltd.	70,929	167,228
Chicony Electronics Co., Ltd.	85,956	201,473
Chimei Innolux Corp. *	1,020,000	456,392
Compal Communications, Inc. *	255,000	272,518
Compal Electronics, Inc.	759,610	513,745
Delta Electronics, Inc.	447,000	1,600,055
Foxconn Technology Co., Ltd.	283,557	990,605
Hon Hai Precision Industry Co., Ltd.	2,227,880	7,146,638
HTC Corp.	142,750	1,306,928
Inventec Corp.	794,145	299,301
Largan Precision Co., Ltd.	17,000	464,583
Lite-On Technology Corp.	512,835	700,749
Nan Ya Printed Circuit Board Corp.	30,000	35,623
Pegatron Corp. *	281,441	367,131
Quanta Computer, Inc.	510,000	1,281,407
Synnex Technology International Corp.	261,053	497,774
TPK Holding Co., Ltd.	48,396	772,897
Unimicron Technology Corp.	510,000	554,691
Wistron Corp.	552,891	607,050
Yageo Corp. *	357,000	108,990

		21,596,099

Telecommunication Services 0.7%
Chunghwa Telecom Co., Ltd. ADR	73,950	2,377,493
Far EasTone Telecommunications Co., Ltd.	289,000	724,141
Taiwan Mobile Co., Ltd.	316,600	1,138,731

		4,240,365

Transportation 0.1%
China Airlines Ltd. *	375,000	151,012
Eva Airways Corp. *	305,000	176,886
Evergreen Marine Corp., Ltd. *	350,199	206,113
U-Ming Marine Transport Corp.	30,000	47,859
Yang Ming Marine Transport Corp. *	270,200	113,924

		695,794

		83,802,302

Thailand 2.6%

Banks 0.8%
Bangkok Bank PCL NVDR	102,000	608,211
Kasikornbank PCL NVDR	306,000	1,864,516
Krung Thai Bank PCL NVDR	1,081,900	648,647
Siam Commercial Bank PCL NVDR	382,500	2,025,293

		5,146,667

Energy 0.6%
Banpu PCL NVDR	25,500	328,201
IRPC PCL NVDR	3,085,500	418,237
PTT Exploration & Production PCL NVDR	255,000	1,321,114
PTT PCL NVDR	153,000	1,595,308
Thai Oil PCL NVDR	102,000	219,355

		3,882,215

Food & Staples Retailing 0.2%
Big C Supercenter PCL NVDR	51,000	324,047
CP ALL PCL NVDR	990,200	1,274,451

		1,598,498

Food, Beverage & Tobacco 0.1%
Charoen Pokphand Foods PCL NVDR	790,500	843,561

Health Care Equipment & Services 0.0%
Bangkok Dusit Medical Services PCL NVDR	66,600	243,050

10

 Schwab Emerging Markets Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Materials 0.3%
Indorama Ventures PCL NVDR	255,000	211,877
PTT Global Chemical PCL NVDR	262,014	554,934
Siam Cement PCL NVDR	76,500	984,604

		1,751,415

Media 0.1%
BEC World PCL NVDR	178,500	338,795

Real Estate 0.1%
Central Pattana PCL NVDR	102,000	269,208
Land & Houses PCL NVDR	510,000	157,038

		426,246

Telecommunication Services 0.3%
Advanced Info Service PCL NVDR	229,500	1,645,161
Total Access Communication PCL NVDR	76,500	218,732

		1,863,893

Transportation 0.0%
Airports of Thailand PCL NVDR	76,500	234,311
Thai Airways International PCL NVDR *	76,500	54,589

		288,900

Utilities 0.1%
Electricity Generating PCL NVDR	51,000	209,384
Glow Energy PCL NVDR	112,700	266,235

		475,619

		16,858,859

Turkey 2.1%

Automobiles & Components 0.0%
Ford Otomotiv Sanayi A/S	17,850	182,903

Banks 1.0%
Akbank T.A.S.	305,783	1,434,789
Turkiye Garanti Bankasi A/S	340,425	1,616,397
Turkiye Halk Bankasi A/S	96,135	931,233
Turkiye Is Bankasi, C Shares	307,530	991,838
Turkiye Vakiflar Bankasi Tao, D Shares	218,139	528,873
Yapi ve Kredi Bankasi A/S *	198,135	522,532

		6,025,662

Capital Goods 0.2%
Dogan Sirketler Grubu Holdings A/S *	355,674	171,270
Enka Insaat ve Sanayi A/S	48,619	129,582
KOC Holding A/S	182,602	836,353
Turkiye Sise ve Cam Fabrikalari A/S	79,130	116,527

		1,253,732

Consumer Durables & Apparel 0.0%
Arcelik A/S	37,995	230,827

Diversified Financials 0.1%
Haci Omer Sabanci Holding A/S	151,261	780,888

Energy 0.1%
Tupras-Turkiye Petrol Rafinerileri A/S	23,970	640,202

Food & Staples Retailing 0.1%
BIM Birlesik Magazalar A/S	18,360	835,270

Food, Beverage & Tobacco 0.1%
Anadolu Efes Biracilik ve Malt Sanayii A/S	47,940	697,914
Coca-Cola Icecek A/S	2,295	44,976

		742,890

Materials 0.1%
Eregli Demir ve Celik Fabrikalari T.A.S.	369,176	465,100

Real Estate 0.1%
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	158,100	247,868

Telecommunication Services 0.2%
Turk Telekomunikasyon A/S	152,622	570,853
Turkcell Iletisim Hizmetleri A/S *	149,685	900,985

		1,471,838

Transportation 0.1%
Turk Hava Yollari Anonim Ortakligi *	185,130	545,247

		13,422,427

United Arab Emirates 0.3%

Banks 0.1%
Abu Dhabi Commercial Bank PJSC	248,472	201,592
First Gulf Bank PJSC	138,700	392,725

		594,317

Diversified Financials 0.0%
Dubai Financial Market *	510,048	137,892

Energy 0.0%
Dana Gas PJSC *	532,256	57,964

Real Estate 0.1%
Aldar Properties PJSC	222,726	76,405
Emaar Properties PJSC	572,822	586,390

		662,795

Transportation 0.1%
DP World Ltd.	54,890	685,576

		2,138,544

Total Common Stock
(Cost $599,954,244)		595,599,695

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Portfolio Holdings (Unaudited) continued

Security	Face Amount	Value
Rate, Maturity Date	(local currency)	($)

Corporate Bonds 0.0% of net assets

India 0.0%

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Dr. Reddy’s Laboratories Ltd. 9.25%, 03/24/14 (INR)	285,360	275

Total Corporate Bond
(Cost $1,005)		275

	Number	Value
Security	of Shares	($)

Preferred Stock 6.4% of net assets

Brazil 6.3%

Banks 1.4%
Itau Unibanco Holding S.A. ADR	422,794	6,405,329
Itausa - Investimentos Itau S.A.	578,800	2,644,139

		9,049,468

Energy 1.4%
Petroleo Brasileiro S.A. ADR	526,830	9,245,866

Food & Staples Retailing 0.2%
Companhia Brasileira de Distribuicao Grupo Pao de Acucar ADR	25,500	1,103,640

Food, Beverage & Tobacco 1.3%
Companhia de Bebidas das Americas ADR	205,803	8,563,463

Materials 1.7%
Bradespar S.A.	51,000	689,516
Gerdau S.A.	162,690	1,367,584
Klabin S.A.	127,500	728,226
Metalurgica Gerdau S.A.	51,000	543,145
Usinas Siderurgicas de Minas Gerais S.A., A Shares	102,000	604,839
Vale S.A. ADR	389,895	6,663,305

		10,596,615

Retailing 0.2%
Lojas Americanas S.A.	112,916	1,007,031

Utilities 0.1%
AES Tiete S.A.	25,500	275,806
Centrais Eletricas Brasileiras S.A. ADR (a)	55,590	264,608
Companhia Energetica de Sao Paulo, B Shares	25,500	211,089

		751,503

		40,317,586

Chile 0.0%

Food, Beverage & Tobacco 0.0%
Embotelladora Andina S.A., B Shares	23,715	152,129

Colombia 0.1%

Diversified Financials 0.0%
Grupo de Inversiones Suramericana S.A.	7,650	156,009

Materials 0.1%
Grupo Argos S.A.	17,085	180,801

		336,810

Total Preferred Stock
(Cost $51,406,906)		40,806,525

Rights 0.0% of net assets

Chile 0.0%

Banks 0.0%
Banco de Chile *(c)	44,457	731

Thailand 0.0%

Energy 0.0%
PTT Exploration & Production PCL NVDR *(c)	46,205	25,594

Total Rights
(Cost $—)		26,325

Other Investment Company 0.3% of net assets

United States 0.3%
State Street Institutional U.S. Government Money Market Fund	1,907,097	1,907,097

Total Other Investment Company
(Cost $1,907,097)		1,907,097

End of Investments

Collateral Invested for Securities on Loan 0.7% of net assets

State Street Institutional U.S. Government Money Market Fund	4,739,574	4,739,574

Total Collateral Invested for Securities on Loan
(Cost $4,739,574)		4,739,574

End of Collateral Invested for Securities on Loan

12

 Schwab Emerging Markets Equity ETF

Portfolio Holdings (Unaudited) continued

At 11/30/12, the tax basis cost of the fund’s investments was $654,521,850 and the unrealized appreciation and depreciation were $55,986,815 and ($72,168,748), respectively, with a net unrealized depreciation of ($16,181,933).

*	Non-income producing security.
(a)	All or a portion of this security is on loan.
(b)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $73,790 or 0.0% of net assets.
(c)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(d)	Illiquid security. At the period end, the value of these amounted to $255,998 or 0% of net assets.

ADR —	American Depositary Receipt
GDR —	Global Depositary Receipt
NVDR —	Non-Voting Depositary Receipt
Reg’d —	Registered

INR —	Indian rupee

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: valued at the closing value for the day, or, on days when no closing value has been reported at halfway between the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the procedures.

•	Bonds and notes: valued at halfway between the most recent bid and asked quotes or, if such quotes are unavailable, at prices for securities of comparable maturity, credit quality and type. Valuations for bonds and notes are provided by an independent bond-pricing service.

•	Short-term securities (60 days or less to maturity): valued at amortized cost, which approximates market value.

•	Underlying funds: valued at their respective net asset values.

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

 13

 Schwab Emerging Markets Equity ETF

Portfolio Holdings (Unaudited) continued

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of November 30, 2012:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock[1]	$481,344,876	$—	$—	$481,344,876
China[1]	108,232,339	—	—	108,232,339
Capital Goods	5,312,846	—	527,426	5,840,272
Pakistan[1]	—	—	182,208	182,208
Corporate Bonds[1]	—	275	—	275
Preferred Stock[1]	40,806,525	—	—	40,806,525
Rights[1]	—	—	26,325	26,325
Other Investment Company[1]	1,907,097	—	—	1,907,097

Total	$637,603,683	$275	$735,959	$638,339,917

Other Financial Instruments
Collateral Invested for Securities on Loan	$4,739,574	$—	$—	$4,739,574

[1]	As categorized in Portfolio Holdings.

14

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Portfolio Holdings (Unaudited) continued

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Balance		Change in					Balance
	as of	Realized	Unrealized			Gross	Gross	as of
	August 31,	Gains	Gains	Gross	Gross	Transfers	Transfers	November 30,
Investments in Securities	2012	(Losses)	(Losses)	Purchases	Sales	in	out	2012

Common Stock
China	$—	$—	($3,880)	$68,076	$—	$463,230	$—	$527,426
Pakistan	—	—	4,493	—	—	177,715	—	182,208
Rights
Chile	—	—	731	—	—	—	—	731
Thailand	23,654	—	1,940	—	—	—	—	25,594

Total	$23,654	$—	$3,284	$68,076	$—	$640,945	$—	$735,959

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were transfers in and out of Level 3 from Level 1 due to the result of fair valued securities for which no quoted value was available. There were no transfers between Level 1 and Level 2 for the period ended November 30, 2012.

REG56692NOV12

 15

Item 2. Controls and Procedures.
(a)	Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Marie Chandoha and Registrant’s Principal Financial Officer, George Pereira, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)	During Registrant’s last fiscal quarter, there have been no changes in Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are attached.
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant ) Schwab Strategic Trust

By:	/s/ Marie Chandoha Marie Chandoha
Chief Executive Officer

Date:	1/24/2013
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marie Chandoha Marie Chandoha
Chief Executive Officer

Date:	1/24/2013

By:	/s/ George Pereira George Pereira
Principal Financial Officer

Date:	1/24/2013